                                                      REGISTRATION NO. 33-83750
                                                     REGISTRATION NO. 811-08754
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933                   [X]
                        PRE-EFFECTIVE AMENDMENT NO.                  [_]
                      POST-EFFECTIVE AMENDMENT NO. 48                [X]
                                    AND/OR
                            REGISTRATION STATEMENT
                                     UNDER
                    THE INVESTMENT COMPANY ACT OF 1940               [X]
                             AMENDMENT NO. 146                       [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 45
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
       [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
       [X]On May 1, 2017 pursuant to paragraph (b) of Rule 485.
       [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
       [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
       [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

EXPLANATORY NOTE:

This Post-Effective Amendment No. 48 ("PEA") to the Form N-4 Registration Statement No. 33-83750 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 45 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplement and Statement of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2017 TO THE CURRENT VARIABLE ANNUITIES PROSPECTUSES


--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ''Prospectus''). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.


The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following change:

Under the section entitled "Incorporation of certain documents by reference", the first paragraph is deleted in its entirety and replaced with the following:



AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2016 (the "Annual Report"), and our current report on Form 8-K filed on February 17, 2017 are considered to be part of this Prospectus because they are incorporated by reference.






    Distributed by affiliate AXA Advisors, LLC and/or for certain contracts co-distributed by affiliate

                             AXA Distributors, LLC
                          1290 Avenue of the Americas
                              New York, NY 10104.


             Copyright 2017 AXA Equitable Life Insurance Company.

                             All rights reserved.

                     AXA Equitable Life Insurance Company


                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                   IM-30-17 (5.17)
                   Global Annuities - Inforce
                   (Accum/EV/SCS/FMO/Income
                   Mgr/SIO)                                Cat. # 157143 (5.17)
                                                                        #380976

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2017 TO PROSPECTUSES FOR ACCUMULATOR(R)


--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference. All prospectuses, statements of additional information and supplements listed in Appendix I are hereby incorporated by reference.

Together, the most recent prospectus and any supplement since the most recent prospectus, including this Supplement, are disclosure documents that describe all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in that prospectus and the Supplements are current as of their respective dates. If certain material provisions under the contract are changed after the date of that prospectus in accordance with the contract, those changes will be described in a supplement. You should read this Supplement in conjunction with your most recent prospectus and any other intervening supplements. The contract should also be read carefully.

WITH LIMITED EXCEPTIONS, WE NO LONGER ACCEPT CONTRIBUTIONS TO THE CONTRACTS. WE CURRENTLY CONTINUE TO ACCEPT CONTRIBUTIONS TO: (I) QP CONTRACTS; AND (II) ALL CONTRACTS ISSUED IN THE STATE OF MARYLAND. REFERENCES TO CONTRIBUTIONS IN THIS PROSPECTUS ARE FOR THE BENEFIT OF CONTRACT OWNERS CURRENTLY ELIGIBLE TO CONTINUE MAKING CONTRIBUTIONS TO THE CONTRACTS.


We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2017. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to AXA Equitable, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling
(800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement. This Supplement and the SAI can also be obtained from the SEC's website at www.sec.gov.


In this Supplement, we provide information on the following: (1) how to reach us; (2) investment options; (3) the Trusts' annual expenses and expense example; (4) important information about your guaranteed benefits; (5) effect of your account value falling to zero; (6) tax information; (7) updated information on AXA Equitable; (8) legal proceedings; (9) distribution of the contracts; (10) guaranteed benefit offers; (11) incorporation of certain documents by reference; (12) financial statements; (13) condensed financial information; (14) hypothetical illustrations; and (15) other considerations.


                                                                        #478742

(1)HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1577
  Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   written confirmation of financial transactions;

..   statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

..   annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.
--------------------------------------------------------------------------------
 ONLINE ACCOUNT ACCESS SYSTEM:

Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   rates to maturity for the fixed maturity options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options.

You can also:

..   change your allocation percentages and/or transfer among the investment options;

..   elect to receive certain contract statements electronically;

..   enroll in, modify or cancel a rebalancing program;

..   change your address;

..   change your password; and

..   access Frequently Asked Questions and Service Forms.

Online Account Access is normally available seven days a week, 24 hours a day. You may use Online Account Access by visiting our website at www.axa.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).
--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

--------------------------------------------------------------------------------
ALL REQUESTS FOR WITHDRAWALS MUST BE MADE ON A SPECIFIC FORM THAT WE PROVIDE. PLEASE CONTACT ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES FOR MORE INFORMATION.
--------------------------------------------------------------------------------

(2)INVESTMENT OPTIONS

PORTFOLIOS OF THE TRUSTS


We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from the Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark) " under the column entitled " Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF GUARANTEED BENEFIT(S) THAT ARE ELIGIBLE FOR PERIODIC BENEFIT BASE RESETS BECAUSE YOUR BENEFIT BASE IS AVAILABLE FOR RESETS ONLY WHEN YOUR ACCOUNT VALUE IS HIGHER. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other Portfolios may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under " Volatility Management" below in the chart. Such techniques could also impact your account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program
(ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and


(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -                                                                  INVESTMENT MANAGER (OR
 CLASS B SHARES                                                           SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                            AS APPLICABLE)                 MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE       Seeks to achieve long-term capital appreciation.     .   AXA Equitable Funds        (check mark)
  ALLOCATION                                                                  Management Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks to achieve a high level of current income.     .   AXA Equitable Funds        (check mark)
  ALLOCATION                                                                  Management Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA                  Seeks to achieve current income and growth of        .   AXA Equitable Funds        (check mark)
  CONSERVATIVE-PLUS  capital, with a greater emphasis on current income.      Management Group, LLC
  ALLOCATION
----------------------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks to achieve long-term capital appreciation and  .   AXA Equitable Funds        (check mark)
  ALLOCATION         current income.                                          Management Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS    Seeks to achieve long-term capital appreciation and  .   AXA Equitable Funds        (check mark)
  ALLOCATION         current income, with a greater emphasis on capital       Management Group, LLC
                     appreciation.

---------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST/(*)/                                                                    INVESTMENT MANAGER
 CLASS IB SHARES                                                               (OR SUB-ADVISER(S),            VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)                 MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO        Seeks to achieve capital appreciation.                    .   GAMCO Asset Management,
  MERGERS &                                                                        Inc.
  ACQUISITIONS/(1)/
---------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL  Seeks to maximize capital appreciation.                   .   GAMCO Asset Management,
  COMPANY VALUE/(2)/                                                               Inc.
---------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY     Seeks to track the investment results of the MSCI KLD     .   BlackRock Investment
  RESPONSIBLE        400 Social Index.                                             Management, LLC
---------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED      Seeks to achieve long-term growth of capital with an      .   AllianceBernstein L.P.     (check mark)
  VOLATILITY         emphasis on risk-adjusted returns and managing            .   AXA Equitable Funds
                     volatility in the Portfolio.                                  Management Group, LLC
                                                                               .   BlackRock Investment
                                                                                   Management, LLC
---------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED     Seeks to achieve long-term growth of capital with an      .   AllianceBernstein L.P.     (check mark)
  VOLATILITY         emphasis on risk-adjusted returns and managing            .   AXA Equitable Funds
                     volatility in the Portfolio.                                  Management Group, LLC
                                                                               .   BlackRock Investment
                                                                                   Management, LLC
---------------------------------------------------------------------------------------------------------------------------
AXA/AB SHORT         Seeks to achieve a balance of current income and capital  .   AllianceBernstein L.P.
  DURATION           appreciation, consistent with a prudent level of risk.
  GOVERNMENT BOND
---------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP     Seeks to achieve long-term growth of capital.             .   AllianceBernstein L.P.
  GROWTH                                                                       .   AXA Equitable Funds
                                                                                   Management Group, LLC
---------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN         Seeks to maximize income while maintaining prospects      .   AXA Equitable Funds        (check mark)
  BALANCED MANAGED   for capital appreciation with an emphasis on risk-            Management Group, LLC
  VOLATILITY         adjusted returns and managing volatility in the           .   BlackRock Investment
                     Portfolio.                                                    Management, LLC
                                                                               .   Franklin Advisers, Inc.
---------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST/(*)/                                                                INVESTMENT MANAGER
 CLASS IB SHARES                                                           (OR SUB-ADVISER(S),            VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                             AS APPLICABLE)                 MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL   Seeks to achieve long-term total return with an       .   AXA Equitable Funds        (check mark)
  CAP VALUE MANAGED  emphasis on risk-adjusted returns and managing            Management Group, LLC
  VOLATILITY         volatility in the Portfolio.                          .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   Franklin Advisory
                                                                               Services, LLC
-----------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN         Primarily seeks capital appreciation and secondarily  .   AXA Equitable Funds        (check mark)
  TEMPLETON          seeks income.                                             Management Group, LLC
  ALLOCATION
  MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY    Seeks to achieve long-term capital appreciation with  .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY an emphasis on risk-adjusted returns and managing         Management Group, LLC
                     volatility in the Portfolio.                          .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   Morgan Stanley Investment
                                                                               Management Inc.
                                                                           .   OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of capital with an  .   AXA Equitable Funds        (check mark)
  CORE MANAGED       emphasis on risk-adjusted returns and managing            Management Group, LLC
  VOLATILITY         volatility in the Portfolio.                          .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   EARNEST Partners, LLC
                                                                           .   Federated Global
                                                                               Investment Management
                                                                               Corp.
                                                                           .   Massachusetts Financial
                                                                               Services Company d/b/a
                                                                               MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to provide current income and long-term growth  .   AXA Equitable Funds        (check mark)
  VALUE MANAGED      of income, accompanied by growth of capital with an       Management Group, LLC
  VOLATILITY         emphasis on risk-adjusted returns and managing        .   BlackRock Investment
                     volatility in the Portfolio.                              Management, LLC
                                                                           .   Northern Cross, LLC
-----------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE Seeks to achieve capital growth.                      .   Janus Capital Management
                                                                               LLC
-----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE   Seeks to achieve long-term growth of capital with an  .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY emphasis on risk-adjusted returns and managing            Management Group, LLC
                     volatility in the Portfolio.                          .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   Capital Guardian Trust
                                                                               Company
                                                                           .   Thornburg Investment
                                                                               Management, Inc.
                                                                           .   Vaughan Nelson Investment
                                                                               Management
-----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP        Seeks to provide long-term capital growth with an     .   AXA Equitable Funds        (check mark)
  GROWTH MANAGED     emphasis on risk-adjusted returns and managing            Management Group, LLC
  VOLATILITY         volatility in the Portfolio.                          .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   HS Management Partners,
                                                                               LLC
                                                                           .   Loomis, Sayles & Company,
                                                                               L.P.
                                                                           .   Polen Capital Management,
                                                                               LLC
                                                                           .   T. Rowe Price Associates,
                                                                               Inc.
-----------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST/(*)/                                                                  INVESTMENT MANAGER
 CLASS IB SHARES                                                             (OR SUB-ADVISER(S),            VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                               AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE  Seeks to achieve long-term growth of capital with an    .   AllianceBernstein L.P.     (check mark)
  MANAGED VOLATILITY emphasis on risk-adjusted returns and managing          .   AXA Equitable Funds
                     volatility in the Portfolio.                                Management Group, LLC
                                                                             .   BlackRock Investment
                                                                                 Management, LLC
                                                                             .   Massachusetts Financial
                                                                                 Services Company d/b/a
                                                                                 MFS Investment Management
-------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE    Seeks to achieve long-term capital appreciation with    .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY an emphasis on risk adjusted returns and managing           Management Group, LLC
                     volatility in the Portfolio.                            .   BlackRock Investment
                                                                                 Management, LLC
                                                                             .   Diamond Hill Capital
                                                                                 Management, Inc.
                                                                             .   Wellington Management
                                                                                 Company, LLP
-------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE     Seeks to achieve capital appreciation, which may        .   AXA Equitable Funds        (check mark)
  CAP EQUITY         occasionally be short-term, with an emphasis on risk        Management Group, LLC
  MANAGED VOLATILITY adjusted returns and managing volatility in the         .   BlackRock Investment
                     Portfolio.                                                  Management, LLC
                                                                             .   Franklin Mutual Advisers,
                                                                                 LLC
-------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON        Seeks to achieve long-term capital growth with an       .   AXA Equitable Funds        (check mark)
  GLOBAL EQUITY      emphasis on risk adjusted returns and managing              Management Group, LLC
  MANAGED VOLATILITY volatility in the Portfolio.                            .   BlackRock Investment
                                                                                 Management, LLC
                                                                             .   Templeton Investment
                                                                                 Counsel, LLC
-------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK      Seeks to achieve a total return before expenses that    .   AllianceBernstein L.P.
  INDEX              approximates the total return performance of the
                     Russell 3000(R) Index, including reinvestment of
                     dividends, at a risk level consistent with that of the
                     Russell 3000(R) Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX   Seeks to achieve a total return before expenses that    .   SSgA Funds Management,
                     approximates the total return performance of the            Inc.
                     Barclays U.S. Intermediate Government/Credit Bond
                     Index, including reinvestment of dividends, at a risk
                     level consistent with that of the Barclays U.S.
                     Intermediate Government/Credit Bond Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX  Seeks to achieve a total return before expenses that    .   AllianceBernstein L.P.
                     approximates the total return performance of the
                     Standard & Poor's 500 Composite Stock Price Index,
                     including reinvestment of dividends, at a risk level
                     consistent with that of the Standard & Poor's 500
                     Composite Stock Price Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE      Seeks to achieve a total return before expenses that    .   AXA Equitable Funds
  GOVERNMENT BOND    approximates the total return performance of the            Management Group, LLC
                     Barclays U.S. Intermediate Government Bond Index,       .   SSgA Funds Management,
                     including reinvestment of dividends, at a risk level        Inc.
                     consistent with that of the Barclays U.S. Intermediate
                     Government Bond Index.
-------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST/(*)/                                                                      INVESTMENT MANAGER
 CLASS IB SHARES                                                                 (OR SUB-ADVISER(S),            VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)                 MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve a total return (before expenses) that      .   AllianceBernstein L.P.
  EQUITY INDEX       approximates the total return performance of a
                     composite index comprised of 40% DJ Euro STOXX 50
                     Index, 25% FTSE 100 Index, 25% TOPIX Index, and
                     10% S&P/ASX 200 Index, including reinvestment of
                     dividends, at a risk level consistent with that of the
                     composite index.
---------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to achieve a total return before expenses that        .   AllianceBernstein L.P.
  INDEX              approximates the total return performance of the
                     Russell 1000(R) Growth Index, including reinvestment of
                     dividends at a risk level consistent with that of the
                     Russell 1000(R) Growth Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve a total return before expenses that        .   SSgA Funds Management,
  INDEX              approximates the total return performance of the                Inc.
                     Russell 1000(R) Value Index, including reinvestment of
                     dividends, at a risk level consistent with that of the
                     Russell 1000(R) Value Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before expenses that        .   SSgA Funds Management,
                     approximates the total return performance of the                Inc.
                     Standard & Poor's Mid Cap 400 Index, including
                     reinvestment of dividends, at a risk level consistent with that of the Standard & Poor's Mid Cap 400 Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(3)/ Seeks to obtain a high level of current income,             .   The Dreyfus Corporation
                     preserve its assets and maintain liquidity.
---------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income consistent with        .   AllianceBernstein L.P.
                     moderate risk to capital.                                   .   AXA Equitable Funds
                                                                                     Management Group, LLC
                                                                                 .   Pacific Investment
                                                                                     Management Company LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible (before           .   AllianceBernstein L.P.
  INDEX              expenses) the total return of the Russell 2000(R) Index.
---------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital.               .   Allianz Global Investors
  TECHNOLOGY                                                                         U.S. LLC
                                                                                 .   AXA Equitable Funds
                                                                                     Management Group, LLC
                                                                                 .   SSgA Funds Management,
                                                                                     Inc.
                                                                                 .   Wellington Management
                                                                                     Company, LLP
---------------------------------------------------------------------------------------------------------------------------



(*)This information reflects the variable investment option's name change effective on or about May 19, 2017, subject to regulatory approval. The chart below reflects the variable investment option's name in effect until on or about May 19, 2017. The number in the "FN" column corresponds with the number contained in the table above.



--------------------------------------------
 FN   VARIABLE INVESTMENT OPTION NAME
--------------------------------------------
 (1)  EQ/GAMCO Mergers and Acquisitions
--------------------------------------------
 (2)  EQ/GAMCO Small Company Value
--------------------------------------------



(3)The Board of Trustees of EQ Advisors Trust approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS SUPPLEMENT, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

(3)THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLE

The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2016 (expenses that are deducted from
Portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses) -- based, in part, on estimated amounts for options added during the fiscal year  Lowest Highest
2015, if applicable, and for the underlying portfolios./(1)/                                0.61%  1.42%
----------------------------------------------------------------------------------------------------------


(1)The "Total Annual Portfolio Operating Expenses" are based, in part on estimated amounts of such expenses.


EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses of 1.55% (actual expenses under your contract may be less), and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with either the 5% Roll-Up to age 80 or the Annual Ratchet to age 80 Guaranteed minimum death benefit and Protection Plus/SM/) would pay in the situations illustrated. The example assumes no annual administrative charge. Some of these features may not be available or may be different under your contract. Some of these charges may not be applicable under your contract.

The fixed maturity options and the account for special dollar cost averaging are not covered by the fee table and example. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option. Some of these investment options and charges may not be applicable under your contract.

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,064   $1,611    $2,184    $3,930    $364  $1,111  $1,884   $3,930
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $  979   $1,359    $1,769    $3,132    $279  $  859  $1,469   $3,132
---------------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see item (19) at the end of this Supplement.

(4)IMPORTANT INFORMATION ABOUT YOUR GUARANTEED BENEFITS

If you elected a guaranteed benefit that provides a 4%, 5%, or 6% (or greater) roll-up, an allocation to any investment option that rolls up at lower rate, such as 3% or 4%, will effectively reduce the growth rate of your guaranteed benefit. Generally, the EQ/Money Market, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS, the Fixed Maturity Options, the Special 10 year fixed maturity option, and the loan reserve account under Rollover TSA are investment options for which the benefit base rolls up at a lower rate (the "lower Roll-Up rate options"). All other investment options continue to roll up at 4%, 5% or 6% (the "higher Roll-Up rate options"), as provided by your Accumulator(R) Series contract. For more information about these benefits, please see "Contract features and benefits" in your Prospectus, or your contract, or consult with your financial professional.

DOLLAR-FOR-DOLLAR WITHDRAWAL SERVICE

If you have at least one guaranteed benefit where withdrawals reduce the benefit base on a dollar-for-dollar basis, you may request a one-time lump sum or systematic withdrawal through our Dollar-for-Dollar Withdrawal Service. Withdrawals under this automated withdrawal service will never result in a pro-rata reduction of the guaranteed benefit base, and will never terminate the no-lapse guarantee if your contract had the no-lapse guarantee prior to utilizing this service and provided that you do not take any withdrawals outside the service. Systematic withdrawals set up using the Dollar-for-Dollar Withdrawal Service adjust automatically to account for financial transactions that may otherwise have an adverse impact on your guaranteed benefits, and, for certain types of withdrawals, adjust automatically to increase the withdrawal amount.

You may use the Dollar-for-Dollar Withdrawal Service to elect a one-time lump sum withdrawal or to enroll in systematic withdrawals at monthly, quarterly, or annual intervals. If you take withdrawals using this service, you must choose whether you want your withdrawal to be calculated to: (i) preserve the Roll-up benefit base as of the last contract date anniversary (or the benefit base as of the withdrawal transaction date); or (ii) take the full dollar-for-dollar withdrawal amount available under the contract to avoid a pro-rata reduction of the guaranteed benefit base.

..   ROLL-UP BENEFIT BASE PRESERVATION: You can request a withdrawal that will preserve the Roll-up benefit base as of the last contract anniversary or the withdrawal transaction date. In general, this amount will be less than the Roll-up rate times the last contract date anniversary benefit base. This calculation results from the fact that the Roll-up benefit base rolls up daily. If a withdrawal is taken on any day prior to the last day of the contract year, the daily roll-up rate will be applied going forward to the reduced benefit base. Therefore, the benefit base is only fully increased by an annual amount that equals the roll-up rate times the prior contract date anniversary benefit base if there have been no withdrawals during that year.

   Because the Roll-up benefit base no longer rolls up after the age noted in your contract any withdrawals you take at such age will always reduce your benefit base. You must stop taking withdrawals after age 85, if you wish to preserve your benefit base

..   FULL DOLLAR-FOR-DOLLAR: You can request to withdraw the full dollar-for-dollar withdrawal amount. Full dollar-for-dollar withdrawals reduce the guaranteed benefit base and cause the value of the benefit base on the next contract date anniversary to be lower than the prior contract date anniversary, assuming no additional contributions or resets have occurred. In general, taking full dollar-for-dollar withdrawals will cause a reduction to the guaranteed benefit base over time and decrease the full dollar-for-dollar withdrawal amount available in subsequent contract years. The reduction in dollar-for-dollar amounts is due to amounts being withdrawn prior to earning the full year's annual compounded Roll-up rate. Although the benefit base will reduce over time, full dollar-for-dollar withdrawals taken through the service always reduce the benefit base in the amount of the withdrawal and never more than the withdrawal amount.

   If you are over the age at which your Roll-up benefit base no longer increases, your benefit base is no longer credited with the annual roll-up rate, so even withdrawals based on the Full dollar-for-dollar calculation will significantly reduce the value of your benefit. Every withdrawal you take will permanently reduce your Roll-up benefit base by at least the full amount of the withdrawal.

If you request a withdrawal calculation that preserves your roll up benefit base, the Dollar-for-Dollar Withdrawal Service adjusts for investment options to which a lower Roll-up rate applies. If you want to preserve your roll up benefit base and you elected a guaranteed benefit that provides a 4%, 5%, or 6% (or greater) roll-up, allocations of account value to any lower Roll-up option will generally reduce the amount of withdrawals under the Dollar-for-Dollar Withdrawal Service.

We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

There is no charge to use the Dollar-for-Dollar Withdrawal Service. Currently, we do not charge for quotes from the Dollar-for-Dollar Withdrawal Service but reserve the right to charge for such quotes upon advance notice to you. Please speak with your financial professional or call us for additional information about the Dollar-for-Dollar Withdrawal Service.

WITHDRAWALS AFTER THE AGE WHICH YOUR GUARANTEED MINIMUM DEATH BENEFIT BASE STOPS INCREASING. If your death benefit base is no longer eligible to increase due to your age, any further withdrawals will permanently reduce the value of your benefit. As a result, if you have a Guaranteed minimum death benefit based on a Roll-up benefit base:

..   You can no longer take withdrawals and preserve the benefit base.

..   You should stop taking withdrawals if you wish to maintain the value of the benefit.

..   If you want to continue taking withdrawals, you can ensure that those withdrawals will reduce your benefit base on a dollar-for-dollar rather than pro rata basis by enrolling in the full dollar-for-dollar withdrawal service.

..   The maximum amount you are able to withdraw each year without triggering a pro rata reduction in your benefit base will decrease. If you do not enroll in the full dollar-for-dollar withdrawal service and want to ensure that your withdrawals reduce your benefit base on a dollar-for-dollar basis, you should make sure that the sum of your withdrawals in a contract year is equal to or less than the value of the applicable Roll-up rate times your benefit base on your most recent contract date anniversary.

If you have the Annual Ratchet death benefit, it is always reduced pro rata by withdrawals, regardless of your age. However, like the Roll-up benefit base, the Annual Ratchet benefit base will no longer be eligible to increase. It will be permanently reduced by all withdrawals.

If you do not use the Dollar-for-Dollar Withdrawal Service, you may reduce your benefits more than you intend.

GUARANTEED MINIMUM DEATH BENEFIT

Even after the Roll-Up to age 85 benefit base stops rolling up, the associated Guaranteed minimum death benefit will remain in effect. We will continue to deduct the charge for the Guaranteed minimum death benefit, and if the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable Guaranteed minimum death benefit base amount.

(5)EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose, if elected, your Guaranteed minimum income benefit, Guaranteed minimum death benefit and any other applicable guaranteed benefits. If your account value is low, we strongly urge you to contact your financial professional or us to determine the appropriate course of action prior to your next contract date anniversary. Your options may include stopping withdrawals or exercising your guaranteed benefits. If your contract was issued in Maryland, you may be able to prevent termination of your contract by making a contribution under certain circumstances. Please call our processing office to determine if this applies to your contract.

GUARANTEED MINIMUM INCOME BENEFIT. We deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary, while you can exercise the Guaranteed minimum income benefit, if eligible, only during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay all charges on your next contract date anniversary, you will not have an opportunity to exercise your Guaranteed minimum income benefit.

(6)TAX INFORMATION

FATCA


Even though the Prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, FATCA and related rules may require us to document the status of certain contractholders, as well as report contract values and other information for such contractholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.


HOW YOU CAN MAKE CONTRIBUTIONS (FOR MARYLAND CONTRACTS ONLY)


..   Regular contributions to traditional IRAs and Roth IRAs are limited to
    $5,500 for the calendar year 2017.


..   Regular contributions to traditional IRAs cannot be made during or after the calendar year the owner reaches age 70 1/2.

..   Additional catch-up contributions of up to $1,000 can be made where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

..   Rollovers can be made to a Roth IRA from a "designated Roth contribution account" under a 401(k) plan, 403(b) plan or a governmental employer
    Section 457(b) plan which permits designated Roth elective deferral contributions to be made. Conversion rollovers may also be made from an eligible retirement plan to a Roth IRA in certain circumstances.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY. Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. You can direct AXA Equitable to make a distribution directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. Since an IRA owner is responsible for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return.

ADDITIONAL INFORMATION RELATING TO 1035 EXCHANGES. In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that AXA Equitable cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Accounts Nos. 45 and 49 for taxes, respectively. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

(7)UPDATED INFORMATION ON AXA EQUITABLE

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $588.7 billion in assets as of December 31, 2016. For more than 150 years, AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


(8)LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account Nos. 45 and 49, respectively, nor would any of these proceedings be likely to have a material adverse effect upon either Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

(9)DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 45 and Separate Account No. 49, respectively. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contract your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below. AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of the FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. Contribution-based compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2016) received additional payments. These additional payments ranged from $1,472.14 to $5,557,015.32. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.



1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
AXIO
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
CFD Investments, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Farmer's Financial Solution
First Allied Securities Inc.
First Tennessee Brokerage Inc.
Girard Securities, Inc.
Gradient Securities, LLC
H.D. Vest Investment Securities, Inc.
Harbour Investments
Hilltop Securities
Independent Financial Group, LLC
Investors Capital Corporation
Janney Montgomery Scott LLC
Kestra Investments, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Legend Equities
Lincoln Financial Advisors Corp.
Lincoln Financial Services Corp
Lincoln Investment Planning
LPL Financial Corporation
Lucia Securities, LLC
Merrill Lynch Life Agency, Inc.
MetLife Securities, Inc.
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Corporation
Parkland Securities, LLC (part of Sigma)


PlanMember
PNC Investments
Primerica Financial Services
Questar Capital Corporation
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation
SIGMA Financial Corporation
Signator Investors, Inc.
Summit Brokerage Services, Inc.
SunTrust Investments
The Advisor Group
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors
VSR Financial Services Inc.
Wells Fargo Wealth Brokerage Insurance Agency

(10)GUARANTEED BENEFIT OFFERS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

(11)INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

This section only applies if your contract offers fixed maturity options.


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2016 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.

(12)FINANCIAL STATEMENTS

The financial statements of the separate account(s), as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI"). The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

Our general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

(13)CONDENSED FINANCIAL INFORMATION


The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2016. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this supplement relates. The tables also show the total number of units outstanding for all contracts to which this supplement relates.

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.35%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016.



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2016   2015   2014   2013   2012   2011   2010   2009   2008   2007
------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.09 $12.99 $13.10 $11.69 $ 8.82 $ 7.66 $ 7.74 $ 6.98 $ 5.40 $10.00
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         21     22     25     22     18     19     19     31     30     44
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                         83    103    123     76     77     77     91    113    132    126
------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $13.63 $11.54 $12.08 $11.25 $12.17 $10.68 $11.76 $ 9.39 $ 6.72 $12.07
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        183    201    225    240    174    207    245    277    314    387
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        267    282    316    395    286    292    323    367    426    492
------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $13.65 $11.48 $12.26 $11.95     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        354    408    448    505     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,647  1,846  2,138  2,480     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------
   Unit value                                $15.96 $14.87 $15.34 $14.85 $11.91 $10.57 $11.58 $10.38 $ 8.27 $13.79
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        372    436    466    531    564    678    748    815    844    603
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        661    847    939  1,029  1,067  1,284  1,466  1,542  1,566  1,649
------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.38 $12.19 $12.39 $12.24 $11.89 $11.53 $11.47 $10.84 $10.00 $11.39
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        979  1,022  1,134  1,181  1,350  1,400  1,316  1,165    780    434
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,238  1,500  1,457  1,805  2,052  2,363  2,720  2,398  2,542  1,016
------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------
   Unit value                                $13.27 $12.84 $13.10 $12.88 $11.84 $11.18 $11.41 $10.61 $ 9.40 $11.82
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        771    802    841    972    928    909  1,003    862    798    636
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        685    720    782    961  1,404  1,195  1,201  1,190  1,565    974
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2016   2015   2014   2013   2012   2011   2010   2009   2008   2007
------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $21.48 $20.84 $21.50 $21.43 $18.05 $15.64 $18.08 $16.45 $11.11 $26.41
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        709    767    831    955    874  1,002  1,142  1,252  1,341  1,728
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        834    912  1,036  1,194  1,172  1,233  1,401  1,671  1,671  2,238
------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.15 $12.29 $13.02 $14.08 $12.15 $10.59 $12.92 $11.99 $ 8.98 $16.51
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        537    574    612    679    285    323    357    414    429    388
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        988  1,152  1,327  1,496  1,178  1,338  1,473  1,671  1,946  2,344
------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $18.46 $18.57 $19.44 $21.23 $18.04 $15.56 $18.82 $17.99 $14.00 $24.89
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        365    392    424    463    518    588    682    750    848  1,077
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,732  1,905  2,142  2,312  2,609  2,912  3,272  3,639  4,114  4,966
------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $15.46 $14.27 $14.41 $13.09 $10.08 $ 8.89 $ 9.41 $ 8.35 $ 6.69 $10.84
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,178  1,311  1,418  1,572    156    171    192    218    255    332
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      5,543  6,321  7,263  8,007  1,077  1,207  1,380  1,599  1,960  2,567
------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $26.26 $25.23 $24.58 $22.43 $16.80 $14.97 $15.75 $13.95 $10.49 $17.21
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,847  2,079  2,352  2,686  1,298  1,421  1,494  1,678  1,885  2,262
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      3,796  4,303  5,019  5,622  4,087  4,619  2,743  3,051  3,436  4,084
------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $20.82 $18.30 $19.32 $17.45 $13.35 $11.68 $12.48 $11.22 $ 9.45 $16.90
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      3,762  4,224  4,703  5,353  3,301  3,714  4,243  4,867  5,687  7,503
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      5,728  6,429  7,338  8,270  2,452  2,804  3,217  3,670  4,274  5,583
------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $27.27 $23.49 $24.69 $22.57 $17.20 $14.69 $16.45 $13.61 $10.16 $17.04
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        603    671    731    816    761    853    948  1,067  1,128  1,472
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        465    526    594    671    545    622    732    838    780  1,031
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2016   2015   2014   2013   2012   2011   2010   2009   2008   2007
------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------
   Unit value                                $57.97 $55.77 $57.04 $56.12 $50.29 $46.86 $48.66 $44.88 $38.88 $52.19
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        925  1,066  1,187  1,315  1,412  1,547  1,688  1,783  1,952  2,239
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        726    782    851    906    987  1,058  1,183  1,234  1,346  1,500
------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------
   Unit value                                $15.20 $14.36 $14.75 $14.41 $12.19 $11.08 $11.82 $10.74 $ 8.93 $13.27
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,590  1,813  2,012  2,176  2,545  2,807  3,183  3,362  3,168  2,958
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      2,278  2,514  2,853  3,399  3,445  4,167  4,151  5,278  5,241  6,731
------------------------------------------------------------------------------------------------------------------
AXA/AB SHORT DURATION GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 9.38 $ 9.50 $ 9.67 $ 9.86 $10.70 $10.69 $10.85 $10.91 $10.24 $10.82
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        610    651    590    706    827    919  1,111  1,232    991    393
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        760    845  1,036  1,193  1,311  1,490  1,624  1,795  1,173    444
------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                                $33.27 $29.95 $31.27 $30.61 $22.45 $19.69 $20.09 $15.28 $11.42 $20.92
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        343    377    443    487    521    563    635    674    781    916
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        777    853    985  1,105  1,312  1,490  1,663  1,789  2,048  2,476
------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $13.35 $12.25 $12.81 $12.23 $10.82 $ 9.86 $ 9.99 $ 9.10 $ 7.06 $10.50
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        546    643    637    533    459    470    474    537    578    609
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        645    741    802    780    601    603    457    550    474    444
------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $15.76 $12.79 $13.88 $13.77 $10.21 $ 8.86 $ 9.94 $ 8.11 $ 6.41 $ 9.75
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         37     31     35     43     45     54     62     66     86     33
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                         61     57     64    149     75     87     88     99    170     47
------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $11.43 $10.58 $11.04 $10.61 $ 8.72 $ 7.71 $ 8.18 $ 7.51 $ 5.92 $ 9.52
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        202    217    224    269    288    299    269    261    282    245
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        446    479    496    456    471    505    548    558    619    308
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                       -------------------------------------------------------------------------------
                                        2016    2015    2014    2013    2012    2011    2010    2009    2008    2007
----------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 19.47 $ 20.63 $ 22.13 $ 22.59 $ 16.53 $ 15.41 $ 16.92 $ 12.97 $  8.37 $ 16.10
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             180     212     234     274     299     333     332     311     208     175
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             172     208     305     309     366     463     512     470     294     336
----------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 14.08 $ 12.61 $ 13.10 $ 12.10 $  9.49 $  8.42 $  8.94 $  8.09 $  6.56 $ 10.74
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)              96      99     113     127     134     157     164     191     210     225
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)              92     100     106     109     120     134     146     173     193     210
----------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 11.47 $ 11.04 $ 11.50 $ 11.53 $  9.20 $  7.82 $  8.64 $  8.11 $  6.32 $ 10.83
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             134     159     162     137     106     118     106     121     113     136
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             143     162     170     173     167     158     172     165     189     228
----------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $388.30 $352.40 $357.42 $323.33 $247.42 $216.98 $218.78 $191.39 $151.18 $272.69
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             189     208     227     248     269     299     336     384     430     529
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             215     238     270     301     337     378     428     486     555     670
----------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 14.15 $ 14.15 $ 14.28 $ 14.14 $ 14.56 $ 14.31 $ 13.84 $ 13.26 $ 13.09 $ 14.57
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)           1,218   1,321   1,483   1,604     506     568     629     699     758   1,111
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           3,053   3,403   3,767   4,221   2,525   2,887   3,265   3,654   4,114   5,253
----------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 48.28 $ 43.99 $ 44.25 $ 39.70 $ 30.60 $ 26.92 $ 26.88 $ 23.82 $ 19.19 $ 31.03
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             710     778     831     890     952   1,051   1,137   1,262   1,388   1,714
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           1,493   1,639   1,873   2,058   2,244   2,569   2,893   3,275   3,764   4,648
----------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 15.38 $ 14.47 $ 14.30 $ 14.26 $ 13.02 $ 12.54 $ 12.55 $ 11.60 $ 10.08 $ 11.86
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             110     127     141     152     160     168     154     137     137     178
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)              88     113     131     168     163     177     167      84      66      77
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2016   2015   2014   2013   2012   2011   2010   2009   2008   2007
------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------
   Unit value                                $64.70 $53.20 $57.19 $56.25 $40.99 $35.26 $37.03 $28.30 $20.28 $29.65
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        174    199    231    262    267    283    281    280    264    267
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        182    199    231    253    252    273    289    281    295    311
------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------
   Unit value                                $19.97 $20.16 $20.34 $20.31 $20.93 $21.02 $20.23 $19.68 $20.41 $19.97
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        263    284    320    364    433    470    565    690    860  1,014
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        201    212    251    296    342    396    416    524    571    579
------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                                $13.67 $13.56 $14.04 $15.29 $12.76 $11.13 $12.84 $12.38 $ 9.87 $20.30
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,067  1,183  1,242  1,320  1,422  1,578  1,762  1,967  2,218  2,628
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        826    888    842    885    901  1,015  1,145  1,319  1,498  1,872
------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                                $13.63 $13.00 $12.56 $11.35 $ 8.68 $ 7.67 $ 7.60 $ 6.64 $ 4.94 $ 7.86
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,331  1,467  1,588  1,755  1,927  2,110  2,261  2,596  2,797  3,381
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,582  1,761  1,923  2,124  2,392  2,679  3,016  3,463  4,108  4,849
------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.59 $ 9.22 $ 9.78 $ 8.80 $ 6.78 $ 5.89 $ 5.99 $ 5.30 $ 4.51 $10.56
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        402    395    415    398    352    385    225    239    156    159
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        472    502    498    465    403    542    137    136    147    156
------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------
   Unit value                                $27.45 $27.82 $28.20 $28.59 $28.98 $29.38 $29.78 $30.18 $30.60 $30.37
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        270    243    300    347    378    510    571    813  1,288    949
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        714    851    819    950  1,055  1,247  1,398  1,654  2,696  2,271
------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $16.68 $16.71 $16.90 $16.65 $17.27 $17.05 $17.08 $16.29 $15.57 $16.89
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        601    689    773    856    221    260    306    328    223    293
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        561    629    743    858    301    344    392    425    324    436
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2016   2015   2014   2013   2012   2011   2010   2009   2008   2007
------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                                $28.23 $23.74 $25.22 $24.38 $17.98 $15.78 $16.66 $13.42 $10.79 $16.60
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        271    298    309    354    385    434    480    536    558    662
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        447    484    517    585    599    657    744    864    995  1,203
------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $20.78 $19.33 $18.43 $16.46 $12.30 $11.00 $11.71 $10.08 $ 6.45 $12.36
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        277    304    321    350    392    422    430    469    444    513
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        297    340    354    373    443    491    551    657    537    647
------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.55%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016.



----------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                       -------------------------------------------------------------------------------
                                        2016    2015    2014    2013    2012    2011    2010    2009    2008    2007
----------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 13.60 $ 12.56 $ 12.70 $ 11.36 $  8.59 $  7.47 $  7.57 $  6.83 $  5.30 $  9.83
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)              58      64      54      60      59      52      43      41      43      46
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             599     661     745     823     638     623     620     641     636     349
----------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 13.53 $ 11.48 $ 12.04 $ 11.24 $ 11.90 $ 10.47 $ 11.54 $  9.24 $  6.62 $ 11.92
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             300     332     357     398     312     349     414     445     535     685
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           2,433   2,613   2,600   2,957   2,318   2,342   2,479   2,357   1,770   1,398
----------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 13.55 $ 11.42 $ 12.22 $ 11.93      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             271     310     356     456      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           3,874   4,317   4,717   5,581      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 15.54 $ 14.51 $ 15.00 $ 14.55 $ 11.69 $ 10.40 $ 11.42 $ 10.26 $  8.19 $ 13.68
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             350     387     437     464     515     610     715     734     667     566
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          23,497  26,544  28,636  32,170  35,500  39,758  44,516  47,988  44,143  31,080
----------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 12.06 $ 11.90 $ 12.12 $ 12.00 $ 11.68 $ 11.34 $ 11.31 $ 10.71 $  9.90 $ 11.30
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)           1,061   1,128   1,288   1,354   1,529   1,345   1,265   1,146     992     549
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          14,474  15,103  16,844  20,639  27,024  26,538  25,752  25,907  18,171   4,087
----------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 12.93 $ 12.54 $ 12.82 $ 12.62 $ 11.63 $ 11.00 $ 11.25 $ 10.48 $  9.30 $ 11.73
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             684     773     860     984   1,012     933   1,057     999     779     627
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          12,186  13,391  14,883  17,375  20,583  20,717  20,999  20,920  16,064   7,023
----------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 20.66 $ 20.08 $ 20.76 $ 20.73 $ 17.50 $ 15.19 $ 17.60 $ 16.04 $ 10.86 $ 25.86
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             570     624     716     810     813     908   1,057   1,240   1,328   1,520
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           6,230   6,965   7,518   8,620   7,373   7,953   8,828   9,622   8,369   5,992
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016. (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDING DECEMBER 31,
                                             ------------------------------------------------------------------------------
                                              2016    2015    2014    2013    2012    2011    2010    2009    2008    2007
---------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 11.72 $ 11.88 $ 12.62 $ 13.67 $ 11.81 $ 10.32 $ 12.62 $ 11.73 $  8.81 $16.22
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         537     593     631     698     281     327     360     418     371    338
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       9,799  10,657  11,444  12,569   5,881   6,307   6,351   6,484   4,686  3,598
---------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 17.74 $ 17.88 $ 18.76 $ 20.53 $ 17.47 $ 15.11 $ 18.30 $ 17.53 $ 13.67 $24.36
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         325     369     373     416     479     556     605     665     781  1,017
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       3,278   3,535   3,723   4,007   4,684   5,124   5,532   5,490   5,347  4,881
---------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 14.91 $ 13.79 $ 13.95 $ 12.70 $  9.80 $  8.66 $  9.18 $  8.17 $  6.56 $10.64
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         943   1,054   1,192   1,372     176     190     221     246     276    327
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      10,512  12,039  13,463  15,486   2,088   2,282   2,525   2,683   2,845  3,557
---------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 25.24 $ 24.29 $ 23.72 $ 21.69 $ 16.27 $ 14.53 $ 15.32 $ 13.60 $ 10.24 $16.84
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                       1,303   1,470   1,683   1,935     625     718     773     887     909  1,065
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      13,632  15,571  17,631  20,677   4,081   4,411   2,793   3,016   2,719  2,698
---------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 20.03 $ 17.64 $ 18.67 $ 16.90 $ 12.95 $ 11.36 $ 12.15 $ 10.95 $  9.24 $16.56
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                       3,364   3,740   4,210   4,820   3,289   3,807   4,413   5,070   5,899  7,968
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      14,633  16,478  18,475  21,370   5,492   6,058   6,685   7,574   8,454  9,126
---------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 26.21 $ 22.62 $ 23.82 $ 21.82 $ 16.66 $ 14.26 $ 16.00 $ 13.27 $  9.92 $16.67
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         887     986   1,102   1,248   1,189   1,378   1,611   1,891   2,080  2,791
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       5,117   5,839   6,545   7,186   5,926   6,450   7,106   8,258   3,049  3,624
---------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 54.44 $ 52.49 $ 53.79 $ 53.03 $ 47.62 $ 44.46 $ 46.26 $ 42.75 $ 37.11 $49.91
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         796     910     988   1,099   1,165   1,283   1,358   1,456   1,572  1,879
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      12,341  13,927  15,421  17,620  19,858  21,265  22,543  23,023  18,036  9,394
---------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                    -------------------------------------------------------------------------------------
                                     2016    2015    2014     2013     2012     2011     2010     2009     2008    2007
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
   Unit value                       $ 14.81 $ 14.02 $ 14.43 $  14.12 $  11.98 $  10.91 $  11.66 $  10.61 $   8.84 $ 13.16
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number
     of units outstanding (000's)     1,913   2,111   2,347    2,478    2,630    3,067    3,447    3,411    3,625   3,240
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number
     of units outstanding (000's)    74,331  83,519  91,618  104,418  119,079  130,217  139,811  147,651  130,940  85,777
-------------------------------------------------------------------------------------------------------------------------
AXA/AB SHORT DURATION GOVERNMENT BOND
-------------------------------------------------------------------------------------------------------------------------
   Unit value                       $  9.32 $  9.45 $  9.64 $   9.84 $  10.54 $  10.54 $  10.73 $  10.81 $  10.17 $ 10.76
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number
     of units outstanding (000's)       566     615     647      707      858    1,017    1,201    1,362    1,103     493
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number
     of units outstanding (000's)     7,540   8,683   9,550   11,178   12,551   13,482   16,269   17,971   11,794   3,625
-------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
   Unit value                       $ 31.96 $ 28.84 $ 30.17 $  29.59 $  21.75 $  19.11 $  19.54 $  14.90 $  11.15 $ 20.47
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number
     of units outstanding (000's)       615     681     747      846      963    1,080    1,213    1,380    1,540   1,874
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number
     of units outstanding (000's)     1,922   2,178   2,287    2,625    2,857    2,859    2,770    2,587    2,766   2,301
-------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                       $ 13.08 $ 12.03 $ 12.60 $  12.05 $  10.68 $   9.75 $   9.90 $   9.03 $   7.03 $ 10.47
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number
     of units outstanding (000's)       590     603     652      569      515      520      506      654      619     694
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number
     of units outstanding (000's)     7,750   8,477   9,704    8,940    8,436    7,905    7,472    8,263    8,326   6,851
-------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                       $ 15.43 $ 12.55 $ 13.64 $  13.57 $  10.08 $   8.77 $   9.85 $   8.05 $   6.38 $  9.73
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number
     of units outstanding (000's)        25      16      20       23       24       26       21       29       69      37
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number
     of units outstanding (000's)     1,477   1,538   1,661    1,893    2,413    2,620    2,403    2,073    1,829     936
-------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                       $ 11.21 $ 10.40 $ 10.87 $  10.47 $   8.62 $   7.64 $   8.12 $   7.47 $   5.90 $  9.50
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number
     of units outstanding (000's)       213     251     283      283      255      248      227      234      157     104
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number
     of units outstanding (000's)    16,647  18,931  20,306   22,046   24,354   26,377   27,864   29,210   27,745  13,483
-------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
-------------------------------------------------------------------------------------------------------------------------
   Unit value                       $ 19.02 $ 20.19 $ 21.70 $  22.20 $  16.28 $  15.20 $  16.73 $  12.84 $   8.31 $ 16.02
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number
     of units outstanding (000's)       187     213     247      268      320      354      367      354      213     145
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number
     of units outstanding (000's)     3,551   4,035   4,410    5,164    6,105    6,242    5,888    5,105    3,782   2,291
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                       -------------------------------------------------------------------------------
                                        2016    2015    2014    2013    2012    2011    2010    2009    2008    2007
----------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 13.79 $ 12.38 $ 12.88 $ 11.93 $  9.37 $  8.33 $  8.86 $  8.04 $  6.53 $ 10.71
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)              49      52      71      60      68      88      96     125     170     194
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           1,607   1,851   2,110   2,274   2,742   3,064   3,351   3,613   3,890   3,519
----------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 11.23 $ 10.84 $ 11.30 $ 11.36 $  9.09 $  7.73 $  8.57 $  8.06 $  6.29 $ 10.80
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             141     161     162     125      94      89      86     100      87     124
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           3,026   3,230   3,280   3,271   3,522   3,403   3,481   3,207   3,287   2,998
----------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $357.37 $324.99 $330.28 $299.39 $229.56 $201.73 $203.81 $178.67 $141.42 $255.59
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)              88      97     109     122     134     155     180     204     232     289
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             282     313     334     370     408     444     467     502     423     392
----------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 13.62 $ 13.64 $ 13.80 $ 13.68 $ 14.13 $ 13.91 $ 13.48 $ 12.94 $ 12.80 $ 14.28
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)           1,399   1,497   1,649   1,769     625     662     752     800     782   1,284
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          13,480  14,555  15,513  16,981   9,765   9,160   9,069   8,565   6,813   8,678
----------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 46.09 $ 42.09 $ 42.42 $ 38.14 $ 29.45 $ 25.96 $ 25.98 $ 23.07 $ 18.62 $ 30.17
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             449     463     485     504     549     590     647     761     812     979
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           4,211   4,393   4,461   4,537   4,671   4,883   5,014   4,766   4,288   4,204
----------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 15.02 $ 14.16 $ 14.02 $ 14.01 $ 12.82 $ 12.38 $ 12.40 $ 11.49 $ 10.01 $ 11.80
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             120     122     145     148     143     184     161     130     138     180
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           1,616   1,847   2,118   2,381   2,202   2,259   2,245   1,717   1,577   1,416
----------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 61.08 $ 50.32 $ 54.21 $ 53.42 $ 39.01 $ 33.62 $ 35.38 $ 27.10 $ 19.46 $ 28.50
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             195     208     237     252     275     300     297     280     243     223
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           2,600   2,941   3,149   3,577   3,829   3,903   4,112   3,958   3,270   2,211
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016. (CONTINUED)



---------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                             ------------------------------------------------------------------------
                                              2016   2015    2014    2013    2012   2011   2010   2009   2008   2007
---------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $18.96 $ 19.17 $ 19.39 $ 19.40 $20.03 $20.15 $19.44 $18.94 $19.69 $19.30
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        510     558     627     701    849    955  1,042  1,203  1,536  1,984
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,573   1,606   1,768   1,946  2,417  2,375  2,228  2,248  2,058    813
---------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $13.08 $ 13.00 $ 13.49 $ 14.72 $12.31 $10.75 $12.44 $12.01 $ 9.60 $19.79
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,034   1,102   1,119   1,217  1,317  1,531  1,710  2,027  2,398  2,956
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      5,647   6,097   5,713   5,844  5,593  6,041  6,247  6,599  6,749  5,611
---------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $13.15 $ 12.56 $ 12.17 $ 11.01 $ 8.44 $ 7.48 $ 7.42 $ 6.50 $ 4.85 $ 7.72
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,262   1,377   1,390   1,518  1,654  1,817  1,989  2,378  2,657  3,164
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      6,593   7,249   6,916   7,133  6,653  7,060  7,310  7,663  7,722  7,920
---------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.20 $  8.90 $  9.46 $  8.53 $ 6.58 $ 5.74 $ 5.84 $ 5.18 $ 4.42 $10.36
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        322     306     330     267    175    217     81     80     64     68
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      5,905   6,199   6,368   6,156  5,757  6,597  2,766  2,425  1,742  1,312
---------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $19.61 $ 16.61 $ 17.36 $ 16.18 $12.40 $10.76 $11.20 $ 9.04 $ 6.74 $13.50
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        723     766     788     882    965  1,101  1,260  1,483  1,671  2,075
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      5,375   5,772   5,843   6,322  6,584  6,910  7,480  7,799  7,091  6,060
---------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $25.54 $ 25.94 $ 26.35 $ 26.76 $27.18 $27.61 $28.05 $28.48 $28.93 $28.78
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        328     355     416     516    413    545    661    807  1,454  1,294
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,594   1,894   1,838   2,525  2,652  3,062  2,790  3,955  5,634  3,506
---------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $15.91 $ 15.97 $ 16.19 $ 15.98 $16.61 $16.43 $16.49 $15.77 $15.10 $16.41
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        757     839     918   1,023    276    289    351    392    279    352
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      9,347  10,315  11,420  12,967  4,524  4,345  4,269  3,756  1,534  1,355
---------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2016   2015   2014   2013   2012   2011   2010   2009   2008   2007
------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                                $27.16 $22.89 $24.36 $23.60 $17.44 $15.33 $16.22 $13.10 $10.55 $16.27
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        198    221    223    257    298    337    370    435    461    571
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      2,841  3,136  3,300  3,586  3,874  4,203  4,357  4,503  2,777  2,196
------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $20.15 $18.79 $17.95 $16.06 $12.03 $10.78 $11.50 $ 9.92 $ 6.36 $12.21
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        539    585    620    668    773    873    979  1,106  1,152  1,391
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      3,685  4,093  4,189  4,392  5,169  5,030  5,183  5,240  4,243  3,629
------------------------------------------------------------------------------------------------------------------

(14)HYPOTHETICAL ILLUSTRATION

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following table illustrates the changes in account value, cash value and the values of the "5% Roll-Up to age 80" guaranteed minimum death benefit, the Protection Plus/SM/ benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution, takes no withdrawals, and has a current account value of $105,000 in contract year 3. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.51)% and 3.49% for the Accumulator(R) contracts at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the 5% Roll up to age 80 Guaranteed minimum death benefit, Protection Plus/SM/ benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime Annual Guaranteed Minimum Income Benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime Annual Guaranteed Minimum Income Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in the table reflect (1) investment management fees equivalent to an effective annual rate of 0.45% and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.26% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following table.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
$105,000 YEAR 3 ACCOUNT VALUE
MALE, ISSUE AGE 60
BENEFITS:
   5% ROLL-UP TO AGE 80 GUARANTEED MINIMUM DEATH BENEFIT
   PROTECTION PLUS
   GUARANTEED MINIMUM INCOME BENEFIT


---------------------------------------------------------------------------------------------------------
                                              5% ROLL-UP                               LIFETIME ANNUAL
    CONTRACT                                TO AGE 80 GUARANTEED  TOTAL DEATH BENEFIT  GUARANTEED MINIMUM
AGE   YEAR    ACCOUNT VALUE    CASH VALUE   MINIMUM DEATH BENEFIT WITH PROTECTION PLUS INCOME BENEFIT
---------------------------------------------------------------------------------------------------------
               0%      6%      0%     6%      0%         6%         0%         6%        0%        6%
---------------------------------------------------------------------------------------------------------
60      0    100,000 100,000 93,000  93,000 100,000    100,000    100,000    100,000      N/A       N/A
---------------------------------------------------------------------------------------------------------
61      1     96,980 102,968 89,980  95,968 105,000    105,000    107,000    107,000      N/A       N/A
---------------------------------------------------------------------------------------------------------
62      2    105,000 105,000 99,000  99,000 110,250    110,250    114,350    114,350      N/A       N/A
---------------------------------------------------------------------------------------------------------
63      3    101,812 108,100 96,812 103,100 115,763    115,763    122,068    122,068      N/A       N/A
---------------------------------------------------------------------------------------------------------
64      4     98,694 111,284 94,694 107,284 121,551    121,551    130,171    130,171      N/A       N/A
---------------------------------------------------------------------------------------------------------
65      5     95,641 114,555 92,641 111,555 127,628    127,628    138,679    138,679      N/A       N/A
---------------------------------------------------------------------------------------------------------
66      6     92,652 117,914 90,652 115,914 134,010    134,010    147,613    147,613      N/A       N/A
---------------------------------------------------------------------------------------------------------
67      7     89,724 121,363 88,724 120,363 140,710    140,710    156,994    156,994      N/A       N/A
---------------------------------------------------------------------------------------------------------
68      8     86,854 124,904 86,854 124,904 147,746    147,746    166,844    166,844      N/A       N/A
---------------------------------------------------------------------------------------------------------
69      9     84,039 128,539 84,039 128,539 155,133    155,133    177,186    177,186      N/A       N/A
---------------------------------------------------------------------------------------------------------
70     10     81,277 132,270 81,277 132,270 162,889    162,889    188,045    188,045    9,627     9,627
---------------------------------------------------------------------------------------------------------
75     15     68,170 152,438 68,170 152,438 207,893    207,893    251,050    251,050   13,326    13,326
---------------------------------------------------------------------------------------------------------
80     20     55,998 175,306 55,998 175,306 265,330    265,330    331,462    331,462   18,069    18,069
---------------------------------------------------------------------------------------------------------
85     25     45,053 201,786 45,053 201,786 265,330    265,330    331,462    331,462   24,543    24,543
---------------------------------------------------------------------------------------------------------
90     30     39,281 237,156 39,281 237,156 265,330    265,330    331,462    331,462      N/A       N/A
---------------------------------------------------------------------------------------------------------
95     35     34,248 278,727 34,248 278,727 265,330    265,330    331,462    331,462      N/A       N/A
---------------------------------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

(15)OTHER CONSIDERATIONS


(A) CYBERSECURITY

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your account value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.

(B) FIDUCIARY RULE

In 2016, the Department of Labor issued a final rule that significantly expands the definition of "investment advice" and increases the circumstances in which companies and broker-dealers, insurance agencies and other financial institutions that sell our products could be deemed a fiduciary when providing investment advice with respect to plans under the Employee Retirement Income Security Act of 1974 ("ERISA") or individual retirement accounts ("IRAs"). It is not yet certain how, if at all, the implementation of this rule will change our business, results of operations or financial condition. The Department of Labor also introduced amendments to longstanding exemptions from the prohibited transaction provisions under ERISA that would increase fiduciary requirements in connection with transactions involving ERISA plans, plan participants and IRAs, and that would apply more onerous disclosure and contract requirements to such transactions. The Department of Labor has delayed the rule's implementation. If the rule does take effect, it may be necessary for us to change sales representative and/or broker compensation, limit the assistance or advice provided to owners of our annuities, or otherwise change the manner of design and sales support of the annuities at that time. These changes could have an adverse impact on the level and type of services provided and compliance with the rule could also increase our overall operational costs for providing some of the services currently provided. Further, these changes may lead to greater exposure to legal claims in certain circumstances, including an increased risk of Department of Labor enforcement actions, and an increased risk of litigation, including class-actions.

Appendix I

--------------------------------------------------------------------------------

The table below sets forth the dates of the most recent prospectuses, supplements to those prospectuses and statements of additional information and supplements you have received to date all of which are hereby incorporated by reference.

DATES OF PRIOR PROSPECTUSES AND SUPPLEMENTS


------------------------------------------------------------------------------------------------------------------
                                                               PRODUCT DISTRIBUTOR
                                 ---------------------------------------------------------------------------------
                                 AXA ADVISORS                             AXA DISTRIBUTORS
                                 ---------------------------------------------------------------------------------
                                 PROSPECTUS AND SAI                       PROSPECTUS AND SAI
PRODUCT NAME                     DATES               SUPPLEMENT DATES     DATES               SUPPLEMENT DATES
------------------------------------------------------------------------------------------------------------------
Accumulator(R) (IRA, NQ and QP)  5/1/98              5/1/98; 6/18/98;          5/1/98         5/1/98; 6/18/98;
Accumulator(R)                   (Accumulator only)  11/30/98 5/1/99;                         11/30/98; 5/1/99;
                                 5/1/99              5/1/00; 9/1/00;                          5/1/00; 9/1/00;
                                                     2/9/01; 9/1/01;                          2/9/01; 9/1/01;
                                                     1/14/02; 2/22/02;                        1/14/02; 2/22/02;
                                                     7/15/ 02; 8/20/02;                       7/15/02; 8/20/02;
                                                     1/6/03; 2/20/03;                         1/6/03; 2/20/03;
                                                     5/1/03; 5/15/03;                         5/1/03; 5/15/ 03;
                                                     8/15/03; 11/24/03;                       8/15/03; 11/24/03;
                                                     2/1/04; 5/1/04;                          2/1/04; 5/1/04;
                                                     8/4/04; 8/10/04;                         8/4/04; 8/10/04;
                                                     12/13/ 04;                               12/13/04; 12/31/04;
                                                     12/31/04; 5/1/05;                        5/1/05; 5/9/05;
                                                     5/9/05; 6/10/05;                         6/10/05; 6/17/05;
                                                     6/17/05; 7/25/05;                        7/25/05; 8/31/05;
                                                     8/31/05; 12/2/05;                        12/2/05; 2/8/06;
                                                     2/8/06; 5/1/06;                          5/1/06; 8/25/06;
                                                     8/25/06; 12/11/06;                       12/11/06; 5/1/07;
                                                     5/1/07; 5/1/07;                          5/1/07;
                                                     8/24/07; 9/19/07;                        8/24/07;9/19/ 07;
                                                     10/19/07; 2/15/08;                       10/19/07; 2/15/08;
                                                     5/1/08; 6/20/08;                         5/1/08; 6/20/08;
                                                     7/21/08; 8/15/08;                        7/21/08; 8/15/08;
                                                     11/13/08; 12/1/08;                       11/13/08;
                                                     1/15/09; 5/1/09;                         12/1/08;1/15/09;
                                                     6/8/09; 8/17/09;                         5/1/09; 6/8/09;
                                                     8/18/09; 9/3/ 09;                        8/17/ 09; 8/18/09;
                                                     9/25/09; 1/7/10;                         9/3/09; 9/25/09;
                                                     2/1/10; 2/5/10;                          1/7/10; 2/1/10;
                                                     5/1/10; 6/14/10;                         2/5/10; 5/1/10;
                                                     8/25/10; 12/15/10;                       6/14/10; 8/25/10;
                                                     12/29/10; 2/11/11;                       12/15/10; 12/29/10;
                                                     5/1/11; 6/30/11;                         2/11/11; 5/1/11;
                                                     8/16/11; 12/27/11;                       6/30/11; 8/16/11;
                                                     2/6/12; 5/1/12;                          12/27/11; 2/6/12;
                                                     6/20/12; 2/15/13;                        5/1/12; 6/20/12;
                                                     5/1/13; 5/1/13;                          2/15/13; 5/1/13;
                                                     8/23/13; 2/22/16;                        5/1/13; 8/23/13;
                                                     11/15/16                                 2/22/16; 11/15/16
------------------------------------------------------------------------------------------------------------------

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Custodian and Independent Registered Public Accounting Firm   2

Distribution of the Contracts                                 2

Calculating Unit Values                                       2

Financial Statements                                          2

HOW TO OBTAIN AN ACCUMULATOR(R) STATEMENT OF ADDITIONAL INFORMATION

Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


----------------------------------------------------------------------------------
Please send me a combined Accumulator(R) series SAI dated May 1, 2017
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip


                                                             Inforce Supplement

                                                                        #479147

AXA Equitable Life Insurance Company

The Accumulator(R)


STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2017


AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104

--------------------------------------------------------------------------------



This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Prospectuses and/or supplements, dated May 1, 2017. These Prospectuses provide detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of each Prospectus and supplement is available free of charge by writing the processing office (Retirement Service Solutions -- Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

             TABLE OF CONTENTS

             Who is AXA Equitable?                              2

             Custodian and Independent Registered Public
               Accounting Firm                                  2

             Distribution of the Contracts                      2

             Calculating Unit Values                            2

             Financial statements                               2




             Copyright 2017 AXA Equitable Life Insurance Company.

    All rights reserved. Accumulator(R) is a registered service mark of AXA
                       Equitable Life Insurance Company.


                                                             Inforce supplement
                                                                        #479147

WHO IS AXA EQUITABLE?

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Accounts Nos. 45 and 49, respectively.


The financial statements of each Separate Account at December 31, 2016 and for each of the two years in the period ended December 31, 2016, and the consolidated financial statements of AXA Equitable at December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account
No. 49, AXA Equitable paid AXA Distributors, LLC distribution fees of $507,645,857 in 2016, $490,800,838 in 2015 and $516,811,792 in 2014, as the
distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $7,262,669, $0 and $0, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account Nos. 45 and 49, AXA Equitable paid AXA Advisors a fee of $0 in 2016, $0 in 2015 and $325,380 in 2014. AXA Equitable paid AXA Advisors as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 45 and Separate Account No. 49, $542,160,541 in 2016, $560,399,960 in 2015 and $571,445,806 in 2014. Of these amounts, AXA Advisors retained $281,641,950, $285,764,982 and $305,637,317, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. Unit values vary based on the amount of charges we deduct from the variable investment options.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                   a
                                   ----      --c
                               (   b   )

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by AXA Premier VIP Trust and EQ Advisors Trust, (the "Trusts") as applicable.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period.

ILLUSTRATION OF CHANGES IN ANNUITY UNIT VALUES

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Accounts No. 45 and 49, respectively, list investment options not currently offered under these contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............  FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2016............  FSA-3
   Statements of Operations for the Year Ended December 31, 2016...... FSA-17
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2016 and 2015....................................... FSA-24
   Notes to Financial Statements...................................... FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............    F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2016 and 2015............    F-2
   Consolidated Statements of Earnings (Loss), Years Ended
     December 31, 2016, 2015 and 2014.................................    F-3
   Consolidated Statements of Comprehensive Income (Loss), Years
     Ended December 31, 2016, 2015 and 2014...........................    F-4
   Consolidated Statements of Equity, Years Ended December 31, 2016,
     2015 and 2014....................................................    F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2016, 2015 and 2014..............................................    F-6
   Notes to Consolidated Financial Statements.........................    F-8

                                 FSA-1  #345110

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account No. 45 of AXA Equitable Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Investment Options constituting Separate Account No. 45 of AXA Equitable Life Insurance Company ("AXA Equitable"), indicated in Note 1, as of December 31, 2016, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 17, 2017

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

                                                               1290 VT      AXA 400    AXA 2000       AXA         AXA
                                                               SOCIALLY     MANAGED     MANAGED   AGGRESSIVE  CONSERVATIVE
                                                             RESPONSIBLE* VOLATILITY* VOLATILITY* ALLOCATION* ALLOCATION*
                                                             ------------ ----------- ----------- ----------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $1,957,361  $10,479,493 $12,945,070 $17,311,379 $40,751,237
Receivable for shares of the Portfolios sold................         197          393      10,301       2,399       3,732
Receivable for policy-related transactions..................          --           --          --          --          --
                                                              ----------  ----------- ----------- ----------- -----------
   Total assets.............................................   1,957,558   10,479,886  12,955,371  17,313,778  40,754,969
                                                              ----------  ----------- ----------- ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --           --          --          --          --
Payable for policy-related transactions.....................         197          393      10,301       2,399       3,732
                                                              ----------  ----------- ----------- ----------- -----------
   Total liabilities........................................         197          393      10,301       2,399       3,732
                                                              ----------  ----------- ----------- ----------- -----------
NET ASSETS..................................................  $1,957,361  $10,479,493 $12,945,070 $17,311,379 $40,751,237
                                                              ==========  =========== =========== =========== ===========

NET ASSETS:
Accumulation unit values....................................  $1,938,499  $10,448,795 $12,917,086 $17,292,004 $40,742,460
Retained by AXA Equitable in Separate Account No. 45........      18,862       30,698      27,984      19,375       8,777
                                                              ----------  ----------- ----------- ----------- -----------
TOTAL NET ASSETS............................................  $1,957,361  $10,479,493 $12,945,070 $17,311,379 $40,751,237
                                                              ==========  =========== =========== =========== ===========

Investments in shares of the Portfolios, at cost............  $1,913,609  $ 9,672,355 $11,958,720 $17,198,600 $42,035,427

                                                                   AXA
                                                              CONSERVATIVE-
                                                             PLUS ALLOCATION*
                                                             ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $38,947,628
Receivable for shares of the Portfolios sold................            --
Receivable for policy-related transactions..................         4,425
                                                               -----------
   Total assets.............................................    38,952,053
                                                               -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         4,425
Payable for policy-related transactions.....................            --
                                                               -----------
   Total liabilities........................................         4,425
                                                               -----------
NET ASSETS..................................................   $38,947,628
                                                               ===========

NET ASSETS:
Accumulation unit values....................................   $38,939,706
Retained by AXA Equitable in Separate Account No. 45........         7,922
                                                               -----------
TOTAL NET ASSETS............................................   $38,947,628
                                                               ===========

Investments in shares of the Portfolios, at cost............   $40,050,461

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                               AXA
                                                                                 AXA      INTERNATIONAL
                                                               AXA GLOBAL   INTERNATIONAL     VALUE     AXA LARGE CAP
                                                             EQUITY MANAGED CORE MANAGED     MANAGED    CORE MANAGED
                                                              VOLATILITY*    VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                             -------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $38,965,384    $20,421,447   $18,582,077   $48,473,987
Receivable for shares of the Portfolios sold................       12,489          2,078         2,351        94,737
                                                              -----------    -----------   -----------   -----------
   Total assets.............................................   38,977,873     20,423,525    18,584,428    48,568,724
                                                              -----------    -----------   -----------   -----------

LIABILITIES:
Payable for policy-related transactions.....................       12,489          2,078         2,351        94,737
                                                              -----------    -----------   -----------   -----------
   Total liabilities........................................       12,489          2,078         2,351        94,737
                                                              -----------    -----------   -----------   -----------
NET ASSETS..................................................  $38,965,384    $20,421,447   $18,582,077   $48,473,987
                                                              ===========    ===========   ===========   ===========

NET ASSETS:
Accumulation unit values....................................  $38,942,637    $20,407,469   $18,547,658   $48,423,911
Retained by AXA Equitable in Separate Account No. 45........       22,747         13,978        34,419        50,076
                                                              -----------    -----------   -----------   -----------
TOTAL NET ASSETS............................................  $38,965,384    $20,421,447   $18,582,077   $48,473,987
                                                              ===========    ===========   ===========   ===========

Investments in shares of the Portfolios, at cost............  $31,820,410    $20,241,812   $17,725,726   $40,026,737

                                                             AXA LARGE CAP
                                                                GROWTH     AXA LARGE CAP
                                                                MANAGED    VALUE MANAGED
                                                              VOLATILITY*   VOLATILITY*
                                                             ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $131,254,972  $228,664,627
Receivable for shares of the Portfolios sold................       15,271       105,892
                                                             ------------  ------------
   Total assets.............................................  131,270,243   228,770,519
                                                             ------------  ------------

LIABILITIES:
Payable for policy-related transactions.....................       15,271       105,892
                                                             ------------  ------------
   Total liabilities........................................       15,271       105,892
                                                             ------------  ------------
NET ASSETS.................................................. $131,254,972  $228,664,627
                                                             ============  ============

NET ASSETS:
Accumulation unit values.................................... $131,221,793  $228,637,482
Retained by AXA Equitable in Separate Account No. 45........       33,179        27,145
                                                             ------------  ------------
TOTAL NET ASSETS............................................ $131,254,972  $228,664,627
                                                             ============  ============

Investments in shares of the Portfolios, at cost............ $104,626,436  $171,203,621

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                          AXA/AB SHORT
                                                              AXA MID CAP                                   DURATION
                                                             VALUE MANAGED AXA MODERATE AXA MODERATE-PLUS  GOVERNMENT
                                                              VOLATILITY*  ALLOCATION*     ALLOCATION*       BOND*
                                                             ------------- ------------ ----------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $64,699,362  $161,611,396    $78,445,823    $17,256,143
Receivable for shares of the Portfolios sold................       49,979        61,638          5,533          1,482
Receivable for policy-related transactions..................           --            --             --             --
                                                              -----------  ------------    -----------    -----------
   Total assets.............................................   64,749,341   161,673,034     78,451,356     17,257,625
                                                              -----------  ------------    -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --            --             --             --
Payable for policy-related transactions.....................       49,979        61,638          5,533          1,482
                                                              -----------  ------------    -----------    -----------
   Total liabilities........................................       49,979        61,638          5,533          1,482
                                                              -----------  ------------    -----------    -----------
NET ASSETS..................................................  $64,699,362  $161,611,396    $78,445,823    $17,256,143
                                                              ===========  ============    ===========    ===========

NET ASSETS:
Accumulation unit values....................................  $64,669,468  $161,548,525    $78,434,777    $17,253,475
Retained by AXA Equitable in Separate Account No. 45........       29,894        62,871         11,046          2,668
                                                              -----------  ------------    -----------    -----------
TOTAL NET ASSETS............................................  $64,699,362  $161,611,396    $78,445,823    $17,256,143
                                                              ===========  ============    ===========    ===========

Investments in shares of the Portfolios, at cost............  $42,243,091  $160,609,172    $77,694,636    $17,413,365

                                                                              AXA/FRANKLIN
                                                                                BALANCED
                                                             AXA/AB SMALL CAP   MANAGED
                                                                 GROWTH*      VOLATILITY*
                                                             ---------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $48,029,643    $26,866,037
Receivable for shares of the Portfolios sold................         6,513             --
Receivable for policy-related transactions..................            --        353,653
                                                               -----------    -----------
   Total assets.............................................    48,036,156     27,219,690
                                                               -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............            --        353,653
Payable for policy-related transactions.....................         6,513             --
                                                               -----------    -----------
   Total liabilities........................................         6,513        353,653
                                                               -----------    -----------
NET ASSETS..................................................   $48,029,643    $26,866,037
                                                               ===========    ===========

NET ASSETS:
Accumulation unit values....................................   $48,006,958    $26,865,589
Retained by AXA Equitable in Separate Account No. 45........        22,685            448
                                                               -----------    -----------
TOTAL NET ASSETS............................................   $48,029,643    $26,866,037
                                                               ===========    ===========

Investments in shares of the Portfolios, at cost............   $46,409,779    $25,647,464

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                           AXA/FRANKLIN
                                                             AXA/FRANKLIN   TEMPLETON                 AXA/MUTUAL   AXA/TEMPLETON
                                                               SMALL CAP    ALLOCATION                LARGE CAP    GLOBAL EQUITY
                                                             VALUE MANAGED   MANAGED     AXA/JANUS  EQUITY MANAGED    MANAGED
                                                              VOLATILITY*  VOLATILITY*  ENTERPRISE*  VOLATILITY*    VOLATILITY*
                                                             ------------- ------------ ----------- -------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $1,548,018    $7,500,152  $10,470,386   $3,082,091    $4,668,010
Receivable for shares of the Portfolios sold................          75            --        1,108          117           595
Receivable for policy-related transactions..................          --        32,382           --           --            --
                                                              ----------    ----------  -----------   ----------    ----------
   Total assets.............................................   1,548,093     7,532,534   10,471,494    3,082,208     4,668,605
                                                              ----------    ----------  -----------   ----------    ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --        32,382           --           --            --
Payable for policy-related transactions.....................          75            --        1,108          117           595
                                                              ----------    ----------  -----------   ----------    ----------
   Total liabilities........................................          75        32,382        1,108          117           595
                                                              ----------    ----------  -----------   ----------    ----------
NET ASSETS..................................................  $1,548,018    $7,500,152  $10,470,386   $3,082,091    $4,668,010
                                                              ==========    ==========  ===========   ==========    ==========

NET ASSETS:
Accumulation unit values....................................  $1,547,731    $7,499,374  $10,465,762   $3,081,581    $4,667,990
Retained by AXA Equitable in Separate Account No. 45........         287           778        4,624          510            20
                                                              ----------    ----------  -----------   ----------    ----------
TOTAL NET ASSETS............................................  $1,548,018    $7,500,152  $10,470,386   $3,082,091    $4,668,010
                                                              ==========    ==========  ===========   ==========    ==========

Investments in shares of the Portfolios, at cost............  $1,284,446    $6,783,670  $12,105,291   $2,369,828    $4,512,323



                                                              EQ/COMMON
                                                             STOCK INDEX*
                                                             ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $192,887,035
Receivable for shares of the Portfolios sold................       80,909
Receivable for policy-related transactions..................           --
                                                             ------------
   Total assets.............................................  192,967,944
                                                             ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --
Payable for policy-related transactions.....................       80,909
                                                             ------------
   Total liabilities........................................       80,909
                                                             ------------
NET ASSETS.................................................. $192,887,035
                                                             ============

NET ASSETS:
Accumulation unit values.................................... $192,866,154
Retained by AXA Equitable in Separate Account No. 45........       20,881
                                                             ------------
TOTAL NET ASSETS............................................ $192,887,035
                                                             ============

Investments in shares of the Portfolios, at cost............ $138,718,296

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                        EQ/GAMCO      EQ/GAMCO    EQ/INTERMEDIATE
                                                             EQ/CORE BOND EQ/EQUITY    MERGERS AND  SMALL COMPANY   GOVERNMENT
                                                                INDEX*    500 INDEX*  ACQUISITIONS*    VALUE*          BOND*
                                                             ------------ ----------- ------------- ------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $56,713,760  $79,113,236  $5,124,166    $36,532,209    $24,369,136
Receivable for shares of the Portfolios sold................      60,306       45,290         795          3,124          1,636
                                                             -----------  -----------  ----------    -----------    -----------
   Total assets.............................................  56,774,066   79,158,526   5,124,961     36,535,333     24,370,772
                                                             -----------  -----------  ----------    -----------    -----------

LIABILITIES:
Payable for policy-related transactions.....................      60,306       45,290         795          3,124          1,636
                                                             -----------  -----------  ----------    -----------    -----------
   Total liabilities........................................      60,306       45,290         795          3,124          1,636
                                                             -----------  -----------  ----------    -----------    -----------
NET ASSETS.................................................. $56,713,760  $79,113,236  $5,124,166    $36,532,209    $24,369,136
                                                             ===========  ===========  ==========    ===========    ===========

NET ASSETS:
Accumulation unit values.................................... $56,680,979  $79,047,945  $5,119,284    $36,493,125    $24,349,398
Retained by AXA Equitable in Separate Account No. 45........      32,781       65,291       4,882         39,084         19,738
                                                             -----------  -----------  ----------    -----------    -----------
TOTAL NET ASSETS............................................ $56,713,760  $79,113,236  $5,124,166    $36,532,209    $24,369,136
                                                             ===========  ===========  ==========    ===========    ===========

Investments in shares of the Portfolios, at cost............ $57,579,896  $56,393,911  $5,113,673    $29,672,172    $24,040,804

                                                             EQ/INTERNATIONAL
                                                              EQUITY INDEX*
                                                             ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $43,801,485
Receivable for shares of the Portfolios sold................        11,517
                                                               -----------
   Total assets.............................................    43,813,002
                                                               -----------

LIABILITIES:
Payable for policy-related transactions.....................        11,517
                                                               -----------
   Total liabilities........................................        11,517
                                                               -----------
NET ASSETS..................................................   $43,801,485
                                                               ===========

NET ASSETS:
Accumulation unit values....................................   $43,788,439
Retained by AXA Equitable in Separate Account No. 45........        13,046
                                                               -----------
TOTAL NET ASSETS............................................   $43,801,485
                                                               ===========

Investments in shares of the Portfolios, at cost............   $48,838,914

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                             EQ/LARGE CAP  EQ/LARGE CAP EQ/MID CAP   EQ/MONEY   EQ/QUALITY BOND
                                                             GROWTH INDEX* VALUE INDEX*   INDEX*     MARKET*         PLUS*
                                                             ------------- ------------ ----------- ----------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $51,048,380  $10,674,746  $34,716,764 $31,484,947   $34,284,740
Receivable for shares of the Portfolios sold................       22,674        3,210       11,865      74,375        52,425
                                                              -----------  -----------  ----------- -----------   -----------
   Total assets.............................................   51,071,054   10,677,956   34,728,629  31,559,322    34,337,165
                                                              -----------  -----------  ----------- -----------   -----------

LIABILITIES:
Payable for policy-related transactions.....................       22,674        3,210       11,865      74,375        52,425
                                                              -----------  -----------  ----------- -----------   -----------
   Total liabilities........................................       22,674        3,210       11,865      74,375        52,425
                                                              -----------  -----------  ----------- -----------   -----------
NET ASSETS..................................................  $51,048,380  $10,674,746  $34,716,764 $31,484,947   $34,284,740
                                                              ===========  ===========  =========== ===========   ===========

NET ASSETS:
Accumulation unit values....................................  $50,996,888  $10,669,904  $34,700,645 $31,465,501   $34,261,583
Retained by AXA Equitable in Separate Account No. 45........       51,492        4,842       16,119      19,446        23,157
                                                              -----------  -----------  ----------- -----------   -----------
TOTAL NET ASSETS............................................  $51,048,380  $10,674,746  $34,716,764 $31,484,947   $34,284,740
                                                              ===========  ===========  =========== ===========   ===========

Investments in shares of the Portfolios, at cost............  $45,354,220  $ 9,795,843  $24,805,987 $31,485,348   $34,346,485

                                                                EQ/SMALL
                                                             COMPANY INDEX*
                                                             --------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $19,014,377
Receivable for shares of the Portfolios sold................        2,324
                                                              -----------
   Total assets.............................................   19,016,701
                                                              -----------

LIABILITIES:
Payable for policy-related transactions.....................        2,324
                                                              -----------
   Total liabilities........................................        2,324
                                                              -----------
NET ASSETS..................................................  $19,014,377
                                                              ===========

NET ASSETS:
Accumulation unit values....................................  $19,004,777
Retained by AXA Equitable in Separate Account No. 45........        9,600
                                                              -----------
TOTAL NET ASSETS............................................  $19,014,377
                                                              ===========

Investments in shares of the Portfolios, at cost............  $18,015,959

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                             MULTIMANAGER
                                                             TECHNOLOGY*
                                                             ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $23,170,115
Receivable for shares of the Portfolios sold................      54,185
                                                             -----------
   Total assets.............................................  23,224,300
                                                             -----------

LIABILITIES:
Payable for policy-related transactions.....................      54,185
                                                             -----------
   Total liabilities........................................      54,185
                                                             -----------
NET ASSETS.................................................. $23,170,115
                                                             ===========

NET ASSETS:
Accumulation unit values.................................... $23,151,528
Retained by AXA Equitable in Separate Account No. 45........      18,587
                                                             -----------
TOTAL NET ASSETS............................................ $23,170,115
                                                             ===========

Investments in shares of the Portfolios, at cost............ $19,447,400

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                               SHARE CLASS** PORTFOLIO SHARES HELD
                                                             --------------- ---------------------
1290 VT SOCIALLY RESPONSIBLE................................        B                167,830

AXA 400 MANAGED VOLATILITY..................................        B                490,261

AXA 2000 MANAGED VOLATILITY.................................        B                646,149

AXA AGGRESSIVE ALLOCATION...................................        B              1,640,204

AXA CONSERVATIVE ALLOCATION.................................        B              4,358,977

AXA CONSERVATIVE-PLUS ALLOCATION............................        B              4,071,766

AXA GLOBAL EQUITY MANAGED VOLATILITY........................        B              2,603,098

AXA INTERNATIONAL CORE MANAGED VOLATILITY...................        B              2,239,723

AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................        B              1,609,807

AXA LARGE CAP CORE MANAGED VOLATILITY.......................        B              4,969,913

AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................        B              4,831,553

AXA LARGE CAP VALUE MANAGED VOLATILITY......................        A                808,649
AXA LARGE CAP VALUE MANAGED VOLATILITY......................        B             12,716,461

AXA MID CAP VALUE MANAGED VOLATILITY........................        B              3,804,762

AXA MODERATE ALLOCATION.....................................        A              1,419,410
AXA MODERATE ALLOCATION.....................................        B             10,552,071

AXA MODERATE-PLUS ALLOCATION................................        B              7,410,380

AXA/AB SHORT DURATION GOVERNMENT BOND.......................        B              1,752,061

AXA/AB SMALL CAP GROWTH.....................................        A                106,650
AXA/AB SMALL CAP GROWTH.....................................        B              2,725,372

AXA/FRANKLIN BALANCED MANAGED VOLATILITY....................        B              2,543,618

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.............        B                 89,314

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY........        B                708,335

AXA/JANUS ENTERPRISE........................................        B                674,233

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..............        B                223,943

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..............        B                399,160

EQ/COMMON STOCK INDEX.......................................        A                922,762
EQ/COMMON STOCK INDEX.......................................        B              5,884,383

EQ/CORE BOND INDEX..........................................        B              5,748,787

EQ/EQUITY 500 INDEX.........................................        B              2,131,428

EQ/GAMCO MERGERS AND ACQUISITIONS...........................        B                397,701

EQ/GAMCO SMALL COMPANY VALUE................................        B                623,013

EQ/INTERMEDIATE GOVERNMENT BOND.............................        A                 74,031
EQ/INTERMEDIATE GOVERNMENT BOND.............................        B              2,320,924

EQ/INTERNATIONAL EQUITY INDEX...............................        A                573,459
EQ/INTERNATIONAL EQUITY INDEX...............................        B              4,733,065

EQ/LARGE CAP GROWTH INDEX...................................        B              4,444,907

EQ/LARGE CAP VALUE INDEX....................................        B              1,241,231

EQ/MID CAP INDEX............................................        B              2,404,558

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                     SHARE CLASS** PORTFOLIO SHARES HELD
                                                   --------------- ---------------------

EQ/MONEY MARKET...................................        A              2,699,432
EQ/MONEY MARKET...................................        B             28,784,575

EQ/QUALITY BOND PLUS..............................        B              4,066,971

EQ/SMALL COMPANY INDEX............................        B              1,673,286

MULTIMANAGER TECHNOLOGY...........................        B              1,146,683

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
1290 VT SOCIALLY RESPONSIBLE......................  1.15%          B          $14.59         20
1290 VT SOCIALLY RESPONSIBLE......................  1.35%          B          $14.09         21
1290 VT SOCIALLY RESPONSIBLE......................  1.55%          B          $13.60         58
1290 VT SOCIALLY RESPONSIBLE......................  1.60%          B          $13.48         41

AXA 400 MANAGED VOLATILITY........................  1.15%          B          $13.73        199
AXA 400 MANAGED VOLATILITY........................  1.35%          B          $13.63        183
AXA 400 MANAGED VOLATILITY........................  1.55%          B          $13.53        300
AXA 400 MANAGED VOLATILITY........................  1.60%          B          $13.50         83
AXA 400 MANAGED VOLATILITY........................  1.70%          B          $13.45          3

AXA 2000 MANAGED VOLATILITY.......................  0.50%          B          $14.08         --
AXA 2000 MANAGED VOLATILITY.......................  1.15%          B          $13.75        202
AXA 2000 MANAGED VOLATILITY.......................  1.35%          B          $13.65        354
AXA 2000 MANAGED VOLATILITY.......................  1.55%          B          $13.55        271
AXA 2000 MANAGED VOLATILITY.......................  1.60%          B          $13.53        118
AXA 2000 MANAGED VOLATILITY.......................  1.70%          B          $13.48          3

AXA AGGRESSIVE ALLOCATION.........................  1.15%          B          $16.38        278
AXA AGGRESSIVE ALLOCATION.........................  1.35%          B          $15.96        372
AXA AGGRESSIVE ALLOCATION.........................  1.55%          B          $15.54        350
AXA AGGRESSIVE ALLOCATION.........................  1.60%          B          $15.44         88

AXA CONSERVATIVE ALLOCATION.......................  1.15%          B          $12.71        817
AXA CONSERVATIVE ALLOCATION.......................  1.35%          B          $12.38        979
AXA CONSERVATIVE ALLOCATION.......................  1.55%          B          $12.06      1,061
AXA CONSERVATIVE ALLOCATION.......................  1.60%          B          $11.98        451
AXA CONSERVATIVE ALLOCATION.......................  1.70%          B          $12.38          4

AXA CONSERVATIVE-PLUS ALLOCATION..................  1.15%          B          $13.62        939
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.35%          B          $13.27        771
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.55%          B          $12.93        684
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.60%          B          $12.84        547
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.70%          B          $13.48          4

AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.50%          B          $25.37         --
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.15%          B          $22.34        349
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.35%          B          $21.48        709
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.55%          B          $20.66        570
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.60%          B          $20.46        201
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.70%          B          $20.06          1

AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.50%          B          $14.14          1
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.15%          B          $12.59        439
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.35%          B          $12.15        537
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.55%          B          $11.72        537
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.60%          B          $11.62        174
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.70%          B          $11.41          1

AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.15%          B          $19.21        222
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.35%          B          $18.46        365
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.55%          B          $17.74        325
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.60%          B          $17.56        102

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.50%          B          $18.04          1
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.15%          B          $16.04        693
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.35%          B          $15.46      1,178
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.55%          B          $14.91        943
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.60%          B          $14.77        337
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.70%          B          $14.50          3

AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.50%          B          $31.09         95
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.15%          B          $27.33      1,224
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.35%          B          $26.26      1,847
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.55%          B          $25.24      1,303
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.60%          B          $24.98        533
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.70%          B          $24.49          4

AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.15%          A          $11.50      1,191
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.50%          B          $24.50         99
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.15%          B          $11.35      3,621
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.35%          B          $20.82      3,762
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.55%          B          $20.03      3,364
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.60%          B          $19.84      1,259
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.70%          B          $19.46         39

AXA MID CAP VALUE MANAGED VOLATILITY..............  0.50%          B          $32.29         81
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.15%          B          $28.38        509
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.35%          B          $27.27        603
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.55%          B          $26.21        887
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.60%          B          $25.95        298
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.70%          B          $25.43          8

AXA MODERATE ALLOCATION...........................  1.15%          A          $65.87        292
AXA MODERATE ALLOCATION...........................  0.50%          B          $75.60          1
AXA MODERATE ALLOCATION...........................  1.15%          B          $61.72        370
AXA MODERATE ALLOCATION...........................  1.35%          B          $57.97        925
AXA MODERATE ALLOCATION...........................  1.55%          B          $54.44        796
AXA MODERATE ALLOCATION...........................  1.60%          B          $53.59        403
AXA MODERATE ALLOCATION...........................  1.70%          B          $51.94         16

AXA MODERATE-PLUS ALLOCATION......................  1.15%          B          $15.60      1,099
AXA MODERATE-PLUS ALLOCATION......................  1.35%          B          $15.20      1,590
AXA MODERATE-PLUS ALLOCATION......................  1.55%          B          $14.81      1,913
AXA MODERATE-PLUS ALLOCATION......................  1.60%          B          $14.71        596
AXA MODERATE-PLUS ALLOCATION......................  1.70%          B          $16.04          2

AXA/AB SHORT DURATION GOVERNMENT BOND.............  1.15%          B          $ 9.45        434
AXA/AB SHORT DURATION GOVERNMENT BOND.............  1.35%          B          $ 9.38        610
AXA/AB SHORT DURATION GOVERNMENT BOND.............  1.55%          B          $ 9.32        566
AXA/AB SHORT DURATION GOVERNMENT BOND.............  1.60%          B          $ 9.30        215
AXA/AB SHORT DURATION GOVERNMENT BOND.............  1.70%          B          $ 9.26         18

AXA/AB SMALL CAP GROWTH...........................  1.15%          A          $35.87         54
AXA/AB SMALL CAP GROWTH...........................  1.15%          B          $34.62        285
AXA/AB SMALL CAP GROWTH...........................  1.35%          B          $33.27        343
AXA/AB SMALL CAP GROWTH...........................  1.55%          B          $31.96        615
AXA/AB SMALL CAP GROWTH...........................  1.60%          B          $31.65        161
AXA/AB SMALL CAP GROWTH...........................  1.70%          B          $31.02          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.50%          B         $ 14.59        226
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.15%          B         $ 13.63        396
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.35%          B         $ 13.35        546
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.55%          B         $ 13.08        590
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.60%          B         $ 13.01        243

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.15%          B         $ 16.09         15
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.35%          B         $ 15.76         37
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.55%          B         $ 15.43         25
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.60%          B         $ 15.35         22

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.15%          B         $ 11.66        159
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.35%          B         $ 11.43        202
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.55%          B         $ 11.21        213
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.60%          B         $ 11.16         85

AXA/JANUS ENTERPRISE..............................  1.15%          B         $ 19.94        115
AXA/JANUS ENTERPRISE..............................  1.35%          B         $ 19.47        180
AXA/JANUS ENTERPRISE..............................  1.55%          B         $ 19.02        187
AXA/JANUS ENTERPRISE..............................  1.60%          B         $ 18.91         58
AXA/JANUS ENTERPRISE..............................  1.70%          B         $ 18.68          1

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.15%          B         $ 14.38         47
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.35%          B         $ 14.08         96
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.55%          B         $ 13.79         49
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.60%          B         $ 13.72         28

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.15%          B         $ 11.71         96
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.35%          B         $ 11.47        134
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.55%          B         $ 11.23        141
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.60%          B         $ 11.17         38

EQ/COMMON STOCK INDEX.............................  1.15%          A         $438.28         60
EQ/COMMON STOCK INDEX.............................  1.15%          B         $421.85        110
EQ/COMMON STOCK INDEX.............................  1.35%          B         $388.30        189
EQ/COMMON STOCK INDEX.............................  1.55%          B         $357.37         88
EQ/COMMON STOCK INDEX.............................  1.60%          B         $350.03         43
EQ/COMMON STOCK INDEX.............................  1.70%          B         $335.80         --

EQ/CORE BOND INDEX................................  0.50%          B         $ 16.66         --
EQ/CORE BOND INDEX................................  1.15%          B         $ 14.71        859
EQ/CORE BOND INDEX................................  1.35%          B         $ 14.15      1,218
EQ/CORE BOND INDEX................................  1.55%          B         $ 13.62      1,399
EQ/CORE BOND INDEX................................  1.60%          B         $ 13.49        569
EQ/CORE BOND INDEX................................  1.70%          B         $ 13.23          6

EQ/EQUITY 500 INDEX...............................  1.15%          B         $ 50.56        299
EQ/EQUITY 500 INDEX...............................  1.35%          B         $ 48.28        710
EQ/EQUITY 500 INDEX...............................  1.55%          B         $ 46.09        449
EQ/EQUITY 500 INDEX...............................  1.60%          B         $ 45.56        195
EQ/EQUITY 500 INDEX...............................  1.70%          B         $ 44.52          2

EQ/GAMCO MERGERS AND ACQUISITIONS.................  0.50%          B         $ 17.00          1
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.15%          B         $ 15.75         76
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.35%          B         $ 15.38        110
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.55%          B         $ 15.02        120
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.60%          B         $ 14.93         26
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.70%          B         $ 14.75          3

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/GAMCO SMALL COMPANY VALUE......................  0.50%          B          $82.57         17
EQ/GAMCO SMALL COMPANY VALUE......................  1.15%          B          $68.54        110
EQ/GAMCO SMALL COMPANY VALUE......................  1.35%          B          $64.70        174
EQ/GAMCO SMALL COMPANY VALUE......................  1.55%          B          $61.08        195
EQ/GAMCO SMALL COMPANY VALUE......................  1.60%          B          $60.20         71
EQ/GAMCO SMALL COMPANY VALUE......................  1.70%          B          $58.49          1

EQ/INTERMEDIATE GOVERNMENT BOND...................  1.15%          A          $21.83         35
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.50%          B          $24.91         --
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.15%          B          $21.04        157
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.35%          B          $19.97        263
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.55%          B          $18.96        510
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.60%          B          $18.71        279
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.70%          B          $18.23          8

EQ/INTERNATIONAL EQUITY INDEX.....................  1.15%          A          $14.84        323
EQ/INTERNATIONAL EQUITY INDEX.....................  0.50%          B          $16.47          1
EQ/INTERNATIONAL EQUITY INDEX.....................  1.15%          B          $14.29        416
EQ/INTERNATIONAL EQUITY INDEX.....................  1.35%          B          $13.67      1,067
EQ/INTERNATIONAL EQUITY INDEX.....................  1.55%          B          $13.08      1,034
EQ/INTERNATIONAL EQUITY INDEX.....................  1.60%          B          $12.94        377
EQ/INTERNATIONAL EQUITY INDEX.....................  1.70%          B          $12.65          4

EQ/LARGE CAP GROWTH INDEX.........................  0.50%          B          $15.87        260
EQ/LARGE CAP GROWTH INDEX.........................  1.15%          B          $14.13        363
EQ/LARGE CAP GROWTH INDEX.........................  1.35%          B          $13.63      1,331
EQ/LARGE CAP GROWTH INDEX.........................  1.55%          B          $13.15      1,262
EQ/LARGE CAP GROWTH INDEX.........................  1.60%          B          $13.04        518
EQ/LARGE CAP GROWTH INDEX.........................  1.70%          B          $12.80         19

EQ/LARGE CAP VALUE INDEX..........................  1.15%          B          $10.68        185
EQ/LARGE CAP VALUE INDEX..........................  1.35%          B          $10.59        402
EQ/LARGE CAP VALUE INDEX..........................  1.55%          B          $10.20        322
EQ/LARGE CAP VALUE INDEX..........................  1.60%          B          $10.14        110
EQ/LARGE CAP VALUE INDEX..........................  1.70%          B          $10.03          4

EQ/MID CAP INDEX..................................  0.50%          B          $23.31         --
EQ/MID CAP INDEX..................................  1.15%          B          $20.95        341
EQ/MID CAP INDEX..................................  1.35%          B          $20.27        445
EQ/MID CAP INDEX..................................  1.55%          B          $19.61        723
EQ/MID CAP INDEX..................................  1.60%          B          $19.44        223
EQ/MID CAP INDEX..................................  1.70%          B          $19.12          2

EQ/MONEY MARKET...................................  1.15%          A          $30.43         89
EQ/MONEY MARKET...................................  0.00%          B          $44.43         27
EQ/MONEY MARKET...................................  0.50%          B          $37.20         --
EQ/MONEY MARKET...................................  1.15%          B          $29.49        146
EQ/MONEY MARKET...................................  1.35%          B          $27.45        270
EQ/MONEY MARKET...................................  1.55%          B          $25.54        328
EQ/MONEY MARKET...................................  1.60%          B          $25.09        260
EQ/MONEY MARKET...................................  1.70%          B          $24.20         40

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2016

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/QUALITY BOND PLUS..............................  0.50%          B          $20.36        --
EQ/QUALITY BOND PLUS..............................  1.15%          B          $17.48       364
EQ/QUALITY BOND PLUS..............................  1.35%          B          $16.68       601
EQ/QUALITY BOND PLUS..............................  1.55%          B          $15.91       757
EQ/QUALITY BOND PLUS..............................  1.60%          B          $15.72       365
EQ/QUALITY BOND PLUS..............................  1.70%          B          $15.36         5

EQ/SMALL COMPANY INDEX............................  1.15%          B          $29.34       144
EQ/SMALL COMPANY INDEX............................  1.35%          B          $28.23       271
EQ/SMALL COMPANY INDEX............................  1.55%          B          $27.16       198
EQ/SMALL COMPANY INDEX............................  1.60%          B          $26.90        64
EQ/SMALL COMPANY INDEX............................  1.70%          B          $26.39         2

MULTIMANAGER TECHNOLOGY...........................  0.50%          B          $23.63        --
MULTIMANAGER TECHNOLOGY...........................  1.15%          B          $21.42       159
MULTIMANAGER TECHNOLOGY...........................  1.35%          B          $20.78       277
MULTIMANAGER TECHNOLOGY...........................  1.55%          B          $20.15       539
MULTIMANAGER TECHNOLOGY...........................  1.60%          B          $20.00       156

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a -.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2016


                                                               1290 VT      AXA 400    AXA 2000       AXA         AXA
                                                               SOCIALLY     MANAGED     MANAGED   AGGRESSIVE  CONSERVATIVE
                                                             RESPONSIBLE* VOLATILITY* VOLATILITY* ALLOCATION* ALLOCATION*
                                                             ------------ ----------- ----------- ----------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $ 22,114   $   73,437  $   85,602  $  158,081   $ 394,399
 Expenses:
   Asset-based charges......................................     29,682      138,058     164,613     241,222     593,076
                                                               --------   ----------  ----------  ----------   ---------

NET INVESTMENT INCOME (LOSS)................................     (7,568)     (64,621)    (79,011)    (83,141)   (198,677)
                                                               --------   ----------  ----------  ----------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     15,786      119,361     (79,566)    208,360    (153,444)
   Net realized gain distribution from the Portfolios.......     41,540      431,934     220,246     781,689     539,091
                                                               --------   ----------  ----------  ----------   ---------
 Net realized gain (loss) on investments....................     57,326      551,295     140,680     990,049     385,647
                                                               --------   ----------  ----------  ----------   ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    111,140    1,157,014   2,013,449     298,547     446,547
                                                               --------   ----------  ----------  ----------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    168,466    1,708,309   2,154,129   1,288,596     832,194
                                                               --------   ----------  ----------  ----------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $160,898   $1,643,688  $2,075,118  $1,205,455   $ 633,517
                                                               ========   ==========  ==========  ==========   =========

                                                                  AXA
                                                             CONSERVATIVE-
                                                                 PLUS
                                                              ALLOCATION*
                                                             -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  362,351
 Expenses:
   Asset-based charges......................................     528,024
                                                              ----------

NET INVESTMENT INCOME (LOSS)................................    (165,673)
                                                              ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      33,619
   Net realized gain distribution from the Portfolios.......   1,040,974
                                                              ----------
 Net realized gain (loss) on investments....................   1,074,593
                                                              ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     306,833
                                                              ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   1,381,426
                                                              ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $1,215,753
                                                              ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                              AXA           AXA
                                                             AXA GLOBAL  INTERNATIONAL INTERNATIONAL  AXA LARGE   AXA LARGE
                                                               EQUITY        CORE          VALUE      CAP CORE   CAP GROWTH
                                                               MANAGED      MANAGED       MANAGED      MANAGED     MANAGED
                                                             VOLATILITY*  VOLATILITY*   VOLATILITY*  VOLATILITY* VOLATILITY*
                                                             ----------- ------------- ------------- ----------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  358,712    $  59,483     $  87,582   $  521,139  $   736,813
 Expenses:
   Asset-based charges......................................    557,390      300,993       266,131      672,128    1,836,632
                                                             ----------    ---------     ---------   ----------  -----------

NET INVESTMENT INCOME (LOSS)................................   (198,678)    (241,510)     (178,549)    (150,989)  (1,099,819)
                                                             ----------    ---------     ---------   ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................  1,180,364     (284,136)      (52,293)   1,083,133    6,103,820
   Net realized gain distribution from the Portfolios.......         --           --            --      450,195    4,463,417
                                                             ----------    ---------     ---------   ----------  -----------
 Net realized gain (loss) on investments....................  1,180,364     (284,136)      (52,293)   1,533,328   10,567,237
                                                             ----------    ---------     ---------   ----------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    135,758      175,502        53,153    2,382,449   (4,325,345)
                                                             ----------    ---------     ---------   ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  1,316,122     (108,634)          860    3,915,777    6,241,892
                                                             ----------    ---------     ---------   ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $1,117,444    $(350,144)    $(177,689)  $3,764,788  $ 5,142,073
                                                             ==========    =========     =========   ==========  ===========

                                                             AXA LARGE CAP
                                                                 VALUE
                                                                MANAGED
                                                              VOLATILITY*
                                                             -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 3,656,058
 Expenses:
   Asset-based charges......................................    3,073,308
                                                              -----------

NET INVESTMENT INCOME (LOSS)................................      582,750
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    3,666,887
   Net realized gain distribution from the Portfolios.......           --
                                                              -----------
 Net realized gain (loss) on investments....................    3,666,887
                                                              -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   24,442,526
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   28,109,413
                                                              -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $28,692,163
                                                              ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                             AXA MID CAP                 AXA     AXA/AB SHORT
                                                                VALUE        AXA      MODERATE-    DURATION     AXA/AB
                                                               MANAGED    MODERATE      PLUS      GOVERNMENT   SMALL CAP
                                                             VOLATILITY* ALLOCATION* ALLOCATION*    BOND*       GROWTH*
                                                             ----------- ----------- ----------- ------------ ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  745,721  $1,446,170  $  687,782   $  16,620   $  162,416
 Expenses:
   Asset-based charges......................................    845,387   2,328,205   1,122,159     249,455      648,036
                                                             ----------  ----------  ----------   ---------   ----------

NET INVESTMENT INCOME (LOSS)................................    (99,666)   (882,035)   (434,377)   (232,835)    (485,620)
                                                             ----------  ----------  ----------   ---------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................  2,926,355   2,440,113   1,360,202     (31,871)     208,440
   Net realized gain distribution from the Portfolios.......         --   5,152,624   3,323,628          --    3,258,310
                                                             ----------  ----------  ----------   ---------   ----------
 Net realized gain (loss) on investments....................  2,926,355   7,592,737   4,683,830     (31,871)   3,466,750
                                                             ----------  ----------  ----------   ---------   ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  6,375,332    (464,296)    155,386      42,503    1,807,703
                                                             ----------  ----------  ----------   ---------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  9,301,687   7,128,441   4,839,216      10,632    5,274,453
                                                             ----------  ----------  ----------   ---------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $9,202,021  $6,246,406  $4,404,839   $(222,203)  $4,788,833
                                                             ==========  ==========  ==========   =========   ==========

                                                             AXA/FRANKLIN
                                                               BALANCED
                                                               MANAGED
                                                             VOLATILITY*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  645,682
 Expenses:
   Asset-based charges......................................     316,235
                                                              ----------

NET INVESTMENT INCOME (LOSS)................................     329,447
                                                              ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     619,091
   Net realized gain distribution from the Portfolios.......          --
                                                              ----------
 Net realized gain (loss) on investments....................     619,091
                                                              ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,065,604
                                                              ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   1,684,695
                                                              ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $2,014,142
                                                              ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                             AXA/FRANKLIN AXA/FRANKLIN             AXA/MUTUAL
                                                              SMALL CAP    TEMPLETON                LARGE CAP  AXA/TEMPLETON
                                                                VALUE      ALLOCATION                EQUITY    GLOBAL EQUITY
                                                               MANAGED      MANAGED     AXA/JANUS    MANAGED      MANAGED
                                                             VOLATILITY*  VOLATILITY*  ENTERPRISE* VOLATILITY*  VOLATILITY*
                                                             ------------ ------------ ----------- ----------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $  5,030     $118,433    $      --   $ 62,187     $ 30,741
 Expenses:
   Asset-based charges......................................     14,586       99,049      168,546     38,857       65,852
                                                               --------     --------    ---------   --------     --------

NET INVESTMENT INCOME (LOSS)................................     (9,556)      19,384     (168,546)    23,330      (35,111)
                                                               --------     --------    ---------   --------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     76,737      290,893     (193,245)   188,669       99,882
   Net realized gain distribution from the Portfolios.......         --       52,796        5,891         --           --
                                                               --------     --------    ---------   --------     --------
 Net realized gain (loss) on investments....................     76,737      343,689     (187,354)   188,669       99,882
                                                               --------     --------    ---------   --------     --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    160,232      139,517     (497,953)    94,092       87,015
                                                               --------     --------    ---------   --------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    236,969      483,206     (685,307)   282,761      186,897
                                                               --------     --------    ---------   --------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $227,413     $502,590    $(853,853)  $306,091     $151,786
                                                               ========     ========    =========   ========     ========



                                                              EQ/COMMON
                                                             STOCK INDEX*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $ 2,901,719
 Expenses:
   Asset-based charges......................................   2,500,331
                                                             -----------

NET INVESTMENT INCOME (LOSS)................................     401,388
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   5,846,175
   Net realized gain distribution from the Portfolios.......          --
                                                             -----------
 Net realized gain (loss) on investments....................   5,846,175
                                                             -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  12,059,378
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  17,905,553
                                                             -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $18,306,941
                                                             ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                                   EQ/GAMCO
                                                                                      EQ/GAMCO      SMALL     EQ/INTERMEDIATE
                                                               EQ/CORE   EQ/EQUITY   MERGERS AND   COMPANY      GOVERNMENT
                                                             BOND INDEX* 500 INDEX* ACQUISITIONS*   VALUE*         BOND*
                                                             ----------- ---------- ------------- ----------  ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $868,523   $1,229,312   $    312    $  165,126     $ 168,870
 Expenses:
   Asset-based charges......................................   849,815    1,061,682     83,313       466,786       381,770
                                                              --------   ----------   --------    ----------     ---------

NET INVESTMENT INCOME (LOSS)................................    18,708      167,630    (83,001)     (301,660)     (212,900)
                                                              --------   ----------   --------    ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    56,108    3,040,495    (33,808)    1,778,855       158,722
   Net realized gain distribution from the Portfolios.......        --      975,979    294,874     1,166,318        44,724
                                                              --------   ----------   --------    ----------     ---------
 Net realized gain (loss) on investments....................    56,108    4,016,474    261,066     2,945,173       203,446
                                                              --------   ----------   --------    ----------     ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (45,900)   2,909,026    158,053     4,115,961      (226,702)
                                                              --------   ----------   --------    ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    10,208    6,925,500    419,119     7,061,134       (23,256)
                                                              --------   ----------   --------    ----------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ 28,916   $7,093,130   $336,118    $6,759,474     $(236,156)
                                                              ========   ==========   ========    ==========     =========


                                                             EQ/INTERNATIONAL
                                                              EQUITY INDEX*
                                                             ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $ 1,178,172
 Expenses:
   Asset-based charges......................................       616,179
                                                               -----------

NET INVESTMENT INCOME (LOSS)................................       561,993
                                                               -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (1,919,969)
   Net realized gain distribution from the Portfolios.......            --
                                                               -----------
 Net realized gain (loss) on investments....................    (1,919,969)
                                                               -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     1,569,839
                                                               -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      (350,130)
                                                               -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $   211,863
                                                               ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                             EQ/LARGE CAP
                                                                GROWTH    EQ/LARGE CAP EQ/MID CAP   EQ/MONEY  EQ/QUALITY
                                                                INDEX*    VALUE INDEX*   INDEX*     MARKET*   BOND PLUS*
                                                             ------------ ------------ ----------  ---------  ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   503,023   $  198,661  $  345,020  $     159  $ 406,789
 Expenses:
   Asset-based charges......................................     689,095      138,323     453,030    443,782    541,293
                                                             -----------   ----------  ----------  ---------  ---------

NET INVESTMENT INCOME (LOSS)................................    (186,072)      60,338    (108,010)  (443,623)  (134,504)
                                                             -----------   ----------  ----------  ---------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   2,764,967      350,762   1,973,932       (423)   240,438
   Net realized gain distribution from the Portfolios.......   2,638,859      302,019   1,701,053         32         --
                                                             -----------   ----------  ----------  ---------  ---------
 Net realized gain (loss) on investments....................   5,403,826      652,781   3,674,985       (391)   240,438
                                                             -----------   ----------  ----------  ---------  ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,859,706)     672,887   1,793,735        387    (46,624)
                                                             -----------   ----------  ----------  ---------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   2,544,120    1,325,668   5,468,720         (4)   193,814
                                                             -----------   ----------  ----------  ---------  ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ 2,358,048   $1,386,006  $5,360,710  $(443,627) $  59,310
                                                             ===========   ==========  ==========  =========  =========

                                                                EQ/SMALL
                                                             COMPANY INDEX*
                                                             --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $  193,161
 Expenses:
   Asset-based charges......................................      242,471
                                                               ----------

NET INVESTMENT INCOME (LOSS)................................      (49,310)
                                                               ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      367,863
   Net realized gain distribution from the Portfolios.......    1,108,165
                                                               ----------
 Net realized gain (loss) on investments....................    1,476,028
                                                               ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    1,648,914
                                                               ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    3,124,942
                                                               ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $3,075,632
                                                               ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                       MULTIMANAGER
                                                                       TECHNOLOGY*
                                                                       ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios...................................... $     1,541
 Expenses:
   Asset-based charges................................................     346,171
                                                                       -----------

NET INVESTMENT INCOME (LOSS)..........................................    (344,630)
                                                                       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   1,945,973
   Net realized gain distribution from the Portfolios.................   1,169,653
                                                                       -----------
 Net realized gain (loss) on investments..............................   3,115,626
                                                                       -----------

 Net change in unrealized appreciation (depreciation) of investments..  (1,158,596)
                                                                       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   1,957,030
                                                                       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 1,612,400
                                                                       ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

                                                                1290 VT SOCIALLY          AXA 400 MANAGED
                                                                  RESPONSIBLE*              VOLATILITY*
                                                             ----------------------  ------------------------
                                                                2016        2015         2016         2015
                                                             ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (7,568) $   (9,924) $   (64,621) $   (97,010)
 Net realized gain (loss) on investments....................     57,326     352,719      551,295      684,810
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    111,140    (356,422)   1,157,014   (1,059,281)
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    160,898     (13,627)   1,643,688     (471,481)
                                                             ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................        105       9,796        3,200        8,520
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (68,549)    450,434       68,266     (302,952)
 Redemptions for contract benefits and terminations.........   (114,795)   (119,537)    (915,753)    (777,567)
 Contract maintenance charges...............................     (5,960)     (5,459)     (34,528)     (37,526)
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (189,199)    335,234     (878,815)  (1,109,525)
                                                             ----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (28,301)    321,607      764,873   (1,581,006)
NET ASSETS -- BEGINNING OF YEAR.............................  1,985,662   1,664,055    9,714,620   11,295,626
                                                             ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR................................... $1,957,361  $1,985,662  $10,479,493  $ 9,714,620
                                                             ==========  ==========  ===========  ===========

                                                                 AXA 2000 MANAGED
                                                                    VOLATILITY*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (79,011) $  (139,656)
 Net realized gain (loss) on investments....................     140,680      557,945
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,013,449   (1,249,598)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,075,118     (831,309)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................      11,430        4,080
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (226,629)    (309,473)
 Redemptions for contract benefits and terminations.........  (1,007,066)  (1,124,109)
 Contract maintenance charges...............................     (51,782)     (54,712)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,274,047)  (1,484,214)
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     801,071   (2,315,523)
NET ASSETS -- BEGINNING OF YEAR.............................  12,143,999   14,459,522
                                                             -----------  -----------

NET ASSETS -- END OF YEAR................................... $12,945,070  $12,143,999
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

                                                                  AXA AGGRESSIVE           AXA CONSERVATIVE
                                                                    ALLOCATION*               ALLOCATION*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (83,141) $   (92,357) $  (198,677) $  (268,289)
 Net realized gain (loss) on investments....................     990,049    1,540,334      385,647      649,953
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     298,547   (2,117,963)     446,547   (1,068,098)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,205,455     (669,986)     633,517     (686,434)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................       3,957      140,021      226,694    1,268,915
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,646,936)    (537,244)   2,127,183     (528,202)
 Redemptions for contract benefits and terminations.........    (748,066)    (871,740)  (4,364,043)  (5,574,685)
 Contract maintenance charges...............................     (94,974)    (104,703)    (189,444)    (180,989)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (2,486,019)  (1,373,666)  (2,199,610)  (5,014,961)
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,280,564)  (2,043,652)  (1,566,093)  (5,701,395)
NET ASSETS -- BEGINNING OF YEAR.............................  18,591,943   20,635,595   42,317,330   48,018,725
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR................................... $17,311,379  $18,591,943  $40,751,237  $42,317,330
                                                             ===========  ===========  ===========  ===========

                                                               AXA CONSERVATIVE-PLUS
                                                                    ALLOCATION*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (165,673) $  (238,209)
 Net realized gain (loss) on investments....................   1,074,593    1,509,144
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     306,833   (2,020,791)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,215,753     (749,856)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,151,943      304,682
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   6,301,707      927,978
 Redemptions for contract benefits and terminations.........  (4,448,326)  (4,751,420)
 Contract maintenance charges...............................    (124,012)    (124,235)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,881,312   (3,642,995)
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   4,097,065   (4,392,851)
NET ASSETS -- BEGINNING OF YEAR.............................  34,850,563   39,243,414
                                                             -----------  -----------

NET ASSETS -- END OF YEAR................................... $38,947,628  $34,850,563
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

                                                                 AXA GLOBAL EQUITY      AXA INTERNATIONAL CORE
                                                                MANAGED VOLATILITY*       MANAGED VOLATILITY*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (198,678) $  (258,192) $  (241,510) $  (343,258)
 Net realized gain (loss) on investments....................   1,180,364    1,749,556     (284,136)     383,012
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     135,758   (2,810,378)     175,502   (1,482,919)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,117,444   (1,319,014)    (350,144)  (1,443,165)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................       7,007      171,528       63,679       68,695
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,526,215)    (993,698)  (2,475,424)      83,051
 Redemptions for contract benefits and terminations.........  (2,968,362)  (4,023,211)  (1,543,864)  (1,428,212)
 Contract maintenance charges...............................    (164,496)    (189,190)    (108,902)    (117,818)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (4,652,066)  (5,034,571)  (4,064,511)  (1,394,284)
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (3,534,622)  (6,353,585)  (4,414,655)  (2,837,449)
NET ASSETS -- BEGINNING OF YEAR.............................  42,500,006   48,853,591   24,836,102   27,673,551
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR................................... $38,965,384  $42,500,006  $20,421,447  $24,836,102
                                                             ===========  ===========  ===========  ===========

                                                              AXA INTERNATIONAL VALUE
                                                                MANAGED VOLATILITY*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (178,549) $  (294,389)
 Net realized gain (loss) on investments....................     (52,293)    (225,693)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................      53,153     (448,095)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (177,689)    (968,177)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     103,640      149,220
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (337,383)     450,222
 Redemptions for contract benefits and terminations.........  (1,282,868)  (1,723,975)
 Contract maintenance charges...............................     (81,729)     (93,457)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,598,340)  (1,217,990)
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,776,029)  (2,186,167)
NET ASSETS -- BEGINNING OF YEAR.............................  20,358,106   22,544,273
                                                             -----------  -----------

NET ASSETS -- END OF YEAR................................... $18,582,077  $20,358,106
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

                                                      AXA LARGE CAP CORE        AXA LARGE CAP GROWTH
                                                      MANAGED VOLATILITY*        MANAGED VOLATILITY*
                                                   ------------------------  --------------------------
                                                       2016         2015         2016          2015
                                                   -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (150,989) $  (265,419) $ (1,099,819) $ (1,654,236)
 Net realized gain (loss) on investments..........   1,533,328    1,941,818    10,567,237    14,834,370
 Net change in unrealized appreciation
   (depreciation) of investments..................   2,382,449   (2,159,424)   (4,325,345)   (9,105,284)
                                                   -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   3,764,788     (483,025)    5,142,073     4,074,850
                                                   -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     213,068      117,210       812,604       793,400
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (1,873,601)  (1,153,113)   (6,689,571)   (5,407,777)
 Redemptions for contract benefits and
   terminations...................................  (3,980,400)  (4,451,573)  (11,149,312)  (12,591,921)
 Contract maintenance charges.....................    (197,597)    (204,949)     (605,391)     (643,193)
                                                   -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (5,838,530)  (5,692,425)  (17,631,670)  (17,849,491)
                                                   -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 45.......           4           --            --            --
                                                   -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............  (2,073,738)  (6,175,450)  (12,489,597)  (13,774,641)
NET ASSETS -- BEGINNING OF YEAR...................  50,547,725   56,723,175   143,744,569   157,519,210
                                                   -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR......................... $48,473,987  $50,547,725  $131,254,972  $143,744,569
                                                   ===========  ===========  ============  ============

                                                       AXA LARGE CAP VALUE
                                                       MANAGED VOLATILITY*
                                                   --------------------------
                                                       2016          2015
                                                   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    582,750  $    366,977
 Net realized gain (loss) on investments..........    3,666,887       816,751
 Net change in unrealized appreciation
   (depreciation) of investments..................   24,442,526   (14,416,927)
                                                   ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   28,692,163   (13,233,199)
                                                   ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    1,393,566       623,626
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (8,011,134)   (8,206,768)
 Redemptions for contract benefits and
   terminations...................................  (17,810,621)  (20,544,010)
 Contract maintenance charges.....................     (892,672)     (939,968)
                                                   ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (25,320,861)  (29,067,120)
                                                   ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 45.......           (4)           --
                                                   ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............    3,371,298   (42,300,319)
NET ASSETS -- BEGINNING OF YEAR...................  225,293,329   267,593,648
                                                   ------------  ------------

NET ASSETS -- END OF YEAR......................... $228,664,627  $225,293,329
                                                   ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

                                                                 AXA MID CAP VALUE             AXA MODERATE
                                                                MANAGED VOLATILITY*             ALLOCATION*
                                                             -------------------------  --------------------------
                                                                 2016         2015          2016          2015
                                                             -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (99,666) $   (460,323) $   (882,035) $   (888,545)
 Net realized gain (loss) on investments....................   2,926,355     2,911,102     7,592,737     4,573,682
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   6,375,332    (5,505,964)     (464,296)   (7,522,268)
                                                             -----------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   9,202,021    (3,055,185)    6,246,406    (3,837,131)
                                                             -----------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     153,876       151,288     1,760,465     3,329,727
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     389,180    (2,856,002)   (3,920,264)   (3,046,560)
 Redemptions for contract benefits and terminations.........  (4,731,879)   (5,045,163)  (17,873,756)  (18,668,681)
 Contract maintenance charges...............................    (240,384)     (252,013)     (733,674)     (772,386)
                                                             -----------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (4,429,207)   (8,001,890)  (20,767,229)  (19,157,900)
                                                             -----------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 45.....................          --            --            --      (800,000)
                                                             -----------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   4,772,814   (11,057,075)  (14,520,823)  (23,795,031)
NET ASSETS -- BEGINNING OF YEAR.............................  59,926,548    70,983,623   176,132,219   199,927,250
                                                             -----------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR................................... $64,699,362  $ 59,926,548  $161,611,396  $176,132,219
                                                             ===========  ============  ============  ============

                                                                 AXA MODERATE-PLUS
                                                                    ALLOCATION*
                                                             -------------------------
                                                                 2016         2015
                                                             -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (434,377) $   (494,577)
 Net realized gain (loss) on investments....................   4,683,830     5,821,324
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     155,386    (7,535,324)
                                                             -----------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   4,404,839    (2,208,577)
                                                             -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................      45,689       615,244
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (2,921,861)   (1,543,009)
 Redemptions for contract benefits and terminations.........  (5,210,735)   (8,304,385)
 Contract maintenance charges...............................    (398,911)     (408,845)
                                                             -----------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (8,485,818)   (9,640,995)
                                                             -----------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 45.....................          --            --
                                                             -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (4,080,979)  (11,849,572)
NET ASSETS -- BEGINNING OF YEAR.............................  82,526,802    94,376,374
                                                             -----------  ------------

NET ASSETS -- END OF YEAR................................... $78,445,823  $ 82,526,802
                                                             ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

                                                               AXA/AB SHORT DURATION       AXA/AB SMALL CAP
                                                                 GOVERNMENT BOND*               GROWTH*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (232,835) $  (263,942) $  (485,620) $  (744,992)
 Net realized gain (loss) on investments....................     (31,871)     (44,617)   3,466,750    7,081,664
 Net change in unrealized appreciation (depreciation) of
   investments..............................................      42,503      (41,817)   1,807,703   (8,412,081)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (222,203)    (350,376)   4,788,833   (2,075,409)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................       9,073    1,189,193       50,253      104,100
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     818,462      185,273   (1,234,714)  (1,451,967)
 Redemptions for contract benefits and terminations.........  (1,575,887)  (1,955,770)  (3,331,492)  (4,862,792)
 Contract maintenance charges...............................     (80,153)     (76,556)    (188,064)    (210,013)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (828,505)    (657,860)  (4,704,017)  (6,420,672)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 45.....................          --           --           --           --
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,050,708)  (1,008,236)      84,816   (8,496,081)
NET ASSETS -- BEGINNING OF YEAR.............................  18,306,851   19,315,087   47,944,827   56,440,908
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR................................... $17,256,143  $18,306,851  $48,029,643  $47,944,827
                                                             ===========  ===========  ===========  ===========

                                                               AXA/FRANKLIN BALANCED
                                                                MANAGED VOLATILITY*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   329,447  $   200,380
 Net realized gain (loss) on investments....................     619,091      888,127
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,065,604   (2,148,453)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,014,142   (1,059,946)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................      71,137      464,844
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   4,346,272      883,458
 Redemptions for contract benefits and terminations.........  (1,826,260)  (2,354,419)
 Contract maintenance charges...............................     (94,972)     (96,481)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,496,177   (1,102,598)
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 45.....................          20           (4)
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   4,510,339   (2,162,548)
NET ASSETS -- BEGINNING OF YEAR.............................  22,355,698   24,518,246
                                                             -----------  -----------

NET ASSETS -- END OF YEAR................................... $26,866,037  $22,355,698
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

                                                               AXA/FRANKLIN SMALL          AXA/FRANKLIN
                                                                CAP VALUE MANAGED      TEMPLETON ALLOCATION
                                                                   VOLATILITY*         MANAGED VOLATILITY*
                                                             ----------------------  -----------------------
                                                                2016        2015        2016         2015
                                                             ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (9,556) $  (12,648) $   19,384  $   (18,979)
 Net realized gain (loss) on investments....................     76,737      69,849     343,689      383,205
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    160,232    (141,504)    139,517     (696,402)
                                                             ----------  ----------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    227,413     (84,303)    502,590     (332,176)
                                                             ----------  ----------  ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................      3,308         173       1,640          155
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    488,215    (131,122)     41,394     (295,558)
 Redemptions for contract benefits and terminations.........   (106,020)    (58,086)   (615,433)    (362,813)
 Contract maintenance charges...............................     (4,346)     (4,028)    (21,757)     (23,268)
                                                             ----------  ----------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    381,157    (193,063)   (594,156)    (681,484)
                                                             ----------  ----------  ----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 45.....................         --          25          --           --
                                                             ----------  ----------  ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    608,570    (277,341)    (91,566)  (1,013,660)
NET ASSETS -- BEGINNING OF YEAR.............................    939,448   1,216,789   7,591,718    8,605,378
                                                             ----------  ----------  ----------  -----------

NET ASSETS -- END OF YEAR................................... $1,548,018  $  939,448  $7,500,152  $ 7,591,718
                                                             ==========  ==========  ==========  ===========


                                                               AXA/JANUS ENTERPRISE*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (168,546) $  (217,582)
 Net realized gain (loss) on investments....................    (187,354)     245,894
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (497,953)  (1,115,383)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (853,853)  (1,087,071)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................      17,520       65,227
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (2,451,075)    (552,623)
 Redemptions for contract benefits and terminations.........  (1,097,731)  (1,258,229)
 Contract maintenance charges...............................     (56,941)     (67,019)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (3,588,227)  (1,812,644)
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 45.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (4,442,080)  (2,899,715)
NET ASSETS -- BEGINNING OF YEAR.............................  14,912,466   17,812,181
                                                             -----------  -----------

NET ASSETS -- END OF YEAR................................... $10,470,386  $14,912,466
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

                                                              AXA/MUTUAL LARGE CAP    AXA/TEMPLETON GLOBAL
                                                                 EQUITY MANAGED          EQUITY MANAGED
                                                                   VOLATILITY*             VOLATILITY*
                                                             ----------------------  ----------------------
                                                                2016        2015        2016        2015
                                                             ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   23,330  $    8,058  $  (35,111) $  (74,656)
 Net realized gain (loss) on investments....................    188,669     339,017      99,882     264,705
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     94,092    (447,583)     87,015    (389,025)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    306,091    (100,508)    151,786    (198,976)
                                                             ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................         42         337          90       8,250
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    102,529    (500,246)   (278,645)    327,138
 Redemptions for contract benefits and terminations.........   (109,852)   (192,460)   (296,629)   (394,098)
 Contract maintenance charges...............................    (11,267)    (11,258)    (19,882)    (21,029)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (18,548)   (703,627)   (595,066)    (79,739)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 45.....................         --          --          (4)        (21)
                                                             ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    287,543    (804,135)   (443,284)   (278,736)
NET ASSETS -- BEGINNING OF YEAR.............................  2,794,548   3,598,683   5,111,294   5,390,030
                                                             ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR................................... $3,082,091  $2,794,548  $4,668,010  $5,111,294
                                                             ==========  ==========  ==========  ==========


                                                               EQ/COMMON STOCK INDEX*
                                                             --------------------------
                                                                 2016          2015
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    401,388  $     26,809
 Net realized gain (loss) on investments....................    5,846,175     7,402,090
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   12,059,378   (10,023,229)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   18,306,941    (2,594,330)
                                                             ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    1,273,456     1,413,458
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (3,853,154)   (3,126,051)
 Redemptions for contract benefits and terminations.........  (14,059,512)  (16,598,611)
 Contract maintenance charges...............................     (848,385)     (874,551)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (17,487,595)  (19,185,755)
                                                             ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 45.....................           --            --
                                                             ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................      819,346   (21,780,085)
NET ASSETS -- BEGINNING OF YEAR.............................  192,067,689   213,847,774
                                                             ------------  ------------

NET ASSETS -- END OF YEAR................................... $192,887,035  $192,067,689
                                                             ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                EQ/CORE BOND INDEX*      EQ/EQUITY 500 INDEX*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    18,708  $      (662) $   167,630  $   133,908
 Net realized gain (loss) on investments....................      56,108       (6,862)   4,016,474    5,117,741
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (45,900)    (580,517)   2,909,026   (5,697,649)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................      28,916     (588,041)   7,093,130     (446,000)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     127,787      307,247      303,242      292,279
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     985,689      858,526    2,047,095    1,599,199
 Redemptions for contract benefits and terminations.........  (5,294,265)  (7,496,315)  (5,891,346)  (6,594,432)
 Contract maintenance charges...............................    (268,777)    (266,982)    (303,457)    (301,176)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (4,449,566)  (6,597,524)  (3,844,466)  (5,004,130)
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (4,420,650)  (7,185,565)   3,248,664   (5,450,130)
NET ASSETS -- BEGINNING OF YEAR.............................  61,134,410   68,319,975   75,864,572   81,314,702
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR................................... $56,713,760  $61,134,410  $79,113,236  $75,864,572
                                                             ===========  ===========  ===========  ===========

                                                               EQ/GAMCO MERGERS AND
                                                                  ACQUISITIONS*
                                                             -----------------------
                                                                 2016        2015
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (83,001) $  (90,461)
 Net realized gain (loss) on investments....................     261,066     408,470
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     158,053    (197,221)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     336,118     120,788
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................          94      27,229
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (2,395,028)   (443,970)
 Redemptions for contract benefits and terminations.........    (404,445)   (452,605)
 Contract maintenance charges...............................     (33,611)    (33,123)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (2,832,990)   (902,469)
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (2,496,872)   (781,681)
NET ASSETS -- BEGINNING OF YEAR.............................   7,621,038   8,402,719
                                                             -----------  ----------

NET ASSETS -- END OF YEAR................................... $ 5,124,166  $7,621,038
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

                                                                  EQ/GAMCO SMALL            EQ/INTERMEDIATE
                                                                  COMPANY VALUE*           GOVERNMENT BOND*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (301,660) $  (338,767) $  (212,900) $  (255,529)
 Net realized gain (loss) on investments....................   2,945,173    4,520,178      203,446      212,152
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   4,115,961   (6,784,009)    (226,702)    (233,698)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   6,759,474   (2,602,598)    (236,156)    (277,075)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................      52,164      124,945      179,344      156,785
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,058,284)  (2,047,210)     336,776      688,444
 Redemptions for contract benefits and terminations.........  (2,926,395)  (2,992,026)  (2,409,662)  (4,290,036)
 Contract maintenance charges...............................    (142,424)    (147,826)     (74,643)     (77,585)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (4,074,939)  (5,062,117)  (1,968,185)  (3,522,392)
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   2,684,535   (7,664,715)  (2,204,341)  (3,799,467)
NET ASSETS -- BEGINNING OF YEAR.............................  33,847,674   41,512,389   26,573,477   30,372,944
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR................................... $36,532,209  $33,847,674  $24,369,136  $26,573,477
                                                             ===========  ===========  ===========  ===========

                                                                 EQ/INTERNATIONAL
                                                                   EQUITY INDEX*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   561,993  $   464,896
 Net realized gain (loss) on investments....................  (1,919,969)  (1,188,254)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,569,839     (973,656)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     211,863   (1,697,014)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     442,794      238,075
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (644,721)   1,601,100
 Redemptions for contract benefits and terminations.........  (3,327,231)  (3,919,634)
 Contract maintenance charges...............................    (196,655)    (212,454)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (3,725,813)  (2,292,913)
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (3,513,950)  (3,989,927)
NET ASSETS -- BEGINNING OF YEAR.............................  47,315,435   51,305,362
                                                             -----------  -----------

NET ASSETS -- END OF YEAR................................... $43,801,485  $47,315,435
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

                                                                EQ/LARGE CAP GROWTH       EQ/LARGE CAP VALUE
                                                                      INDEX*                    INDEX*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (186,072) $  (297,155) $    60,338  $    47,063
 Net realized gain (loss) on investments....................   5,403,826    7,989,251      652,781      980,610
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,859,706)  (6,016,063)     672,887   (1,616,777)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,358,048    1,676,033    1,386,006     (589,104)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     268,363      406,259        5,977       85,877
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   2,000,750      690,304      496,023      418,787
 Redemptions for contract benefits and terminations.........  (3,475,150)  (3,863,247)    (652,961)    (865,646)
 Contract maintenance charges...............................    (176,867)    (180,462)     (41,144)     (38,163)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,382,904)  (2,947,146)    (192,105)    (399,145)
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     975,144   (1,271,113)   1,193,901     (988,249)
NET ASSETS -- BEGINNING OF YEAR.............................  50,073,236   51,344,349    9,480,845   10,469,094
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR................................... $51,048,380  $50,073,236  $10,674,746  $ 9,480,845
                                                             ===========  ===========  ===========  ===========

                                                                 EQ/MID CAP INDEX*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (108,010) $  (207,281)
 Net realized gain (loss) on investments....................   3,674,985    1,832,841
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,793,735   (2,970,900)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   5,360,710   (1,345,340)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     160,655      103,218
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,326,207    1,490,702
 Redemptions for contract benefits and terminations.........  (2,403,377)  (3,437,038)
 Contract maintenance charges...............................    (114,941)    (115,225)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,031,456)  (1,958,343)
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   4,329,254   (3,303,683)
NET ASSETS -- BEGINNING OF YEAR.............................  30,387,510   33,691,193
                                                             -----------  -----------

NET ASSETS -- END OF YEAR................................... $34,716,764  $30,387,510
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                  EQ/MONEY MARKET*         EQ/QUALITY BOND PLUS*
                                                             --------------------------  ------------------------
                                                                 2016          2015          2016         2015
                                                             ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (443,623) $   (518,442) $  (134,504) $  (146,412)
 Net realized gain (loss) on investments....................         (391)           80      240,438      111,282
 Net change in unrealized appreciation (depreciation) of
   investments..............................................          387          (541)     (46,624)    (443,256)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     (443,627)     (518,903)      59,310     (478,386)
                                                             ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................      566,550       922,693       61,471      144,612
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   26,234,527    21,799,642   (3,539,800)    (800,350)
 Redemptions for contract benefits and terminations.........  (28,839,850)  (28,566,000)  (3,787,832)  (4,015,520)
 Contract maintenance charges...............................     (111,007)     (119,945)    (154,034)    (159,853)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (2,149,780)   (5,963,610)  (7,420,195)  (4,831,111)
                                                             ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (2,593,407)   (6,482,513)  (7,360,885)  (5,309,497)
NET ASSETS -- BEGINNING OF YEAR.............................   34,078,354    40,560,867   41,645,625   46,955,122
                                                             ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR................................... $ 31,484,947  $ 34,078,354  $34,284,740  $41,645,625
                                                             ============  ============  ===========  ===========

                                                                 EQ/SMALL COMPANY
                                                                      INDEX*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (49,310) $  (100,922)
 Net realized gain (loss) on investments....................   1,476,028    2,580,286
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,648,914   (3,615,134)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   3,075,632   (1,135,770)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................      33,638       88,846
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (605,909)     955,031
 Redemptions for contract benefits and terminations.........  (1,257,706)  (1,687,189)
 Contract maintenance charges...............................     (77,999)     (79,860)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,907,976)    (723,172)
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,167,656   (1,858,942)
NET ASSETS -- BEGINNING OF YEAR.............................  17,846,721   19,705,663
                                                             -----------  -----------

NET ASSETS -- END OF YEAR................................... $19,014,377  $17,846,721
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

                                                                   MULTIMANAGER
                                                                    TECHNOLOGY*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (344,630) $  (368,551)
 Net realized gain (loss) on investments....................   3,115,626    4,123,131
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,158,596)  (2,615,542)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,612,400    1,139,038
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................      86,070      117,269
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (2,284,070)     627,260
 Redemptions for contract benefits and terminations.........  (1,488,989)  (1,647,530)
 Contract maintenance charges...............................     (86,386)     (90,102)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (3,773,375)    (993,103)
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (2,160,975)     145,935
NET ASSETS -- BEGINNING OF YEAR.............................  25,331,090   25,185,155
                                                             -----------  -----------

NET ASSETS -- END OF YEAR................................... $23,170,115  $25,331,090
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

The change in units outstanding for the years ended December 31, 2016 and 2015 were as follows:

                                                                            2016                        2015
                                                                 --------------------------  --------------------------
                                                                  UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                 ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                     SHARE CLASS (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   ------------- ------- -------- ---------- ------- -------- ----------
1290 VT SOCIALLY RESPONSIBLE......................       B          19       (34)      (15)     88       (62)       26

AXA 400 MANAGED VOLATILITY........................       B         147      (220)      (73)     65      (157)      (92)

AXA 2000 MANAGED VOLATILITY.......................       B          54      (163)     (109)     41      (162)     (121)

AXA AGGRESSIVE ALLOCATION.........................       B          29      (194)     (165)    111      (206)      (95)

AXA CONSERVATIVE ALLOCATION.......................       B         436      (613)     (177)    430      (835)     (405)

AXA CONSERVATIVE-PLUS ALLOCATION..................       B         679      (472)      207     180      (461)     (281)

AXA GLOBAL EQUITY MANAGED VOLATILITY..............       B          49      (274)     (225)     85      (320)     (235)

AXA INTERNATIONAL CORE MANAGED VOLATILITY.........       B          52      (371)     (319)    246      (350)     (104)

AXA INTERNATIONAL VALUE MANAGED VOLATILITY........       B          36      (127)      (91)     67      (129)      (62)

AXA LARGE CAP CORE MANAGED VOLATILITY.............       B          33      (442)     (409)     36      (433)     (397)

AXA LARGE CAP GROWTH MANAGED VOLATILITY...........       B          65      (765)     (700)    105      (820)     (715)

AXA LARGE CAP VALUE MANAGED VOLATILITY............       A          27      (243)     (216)      6      (256)     (250)
AXA LARGE CAP VALUE MANAGED VOLATILITY............       B         112    (1,515)   (1,403)     41    (1,658)   (1,617)

AXA MID CAP VALUE MANAGED VOLATILITY..............       B         140      (334)     (194)     21      (346)     (325)

AXA MODERATE ALLOCATION...........................       A           2       (26)      (24)      4       (39)      (35)
AXA MODERATE ALLOCATION...........................       B          59      (409)     (350)    108      (409)     (301)

AXA MODERATE-PLUS ALLOCATION......................       B          76      (661)     (585)    221      (873)     (652)

AXA/AB SHORT DURATION GOVERNMENT BOND.............       B         180      (266)      (86)    365      (434)      (69)

AXA/AB SMALL CAP GROWTH...........................       A           1        (7)       (6)      2        (9)       (7)
AXA/AB SMALL CAP GROWTH...........................       B          28      (179)     (151)     46      (243)     (197)

AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........       B         474      (306)      168     273      (364)      (91)

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...       B          50       (25)       25       5       (19)      (14)

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................       B          76      (138)      (62)     55      (117)      (62)

AXA/JANUS ENTERPRISE..............................       B          67      (245)     (178)     45      (128)      (83)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

                                                                            2016                        2015
                                                                 --------------------------  --------------------------
                                                                  UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                 ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                     SHARE CLASS (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   ------------- ------- -------- ---------- ------- -------- ----------

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....       B           27      (30)      (3)       13      (66)     (53)

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....       B           42      (99)     (57)       93      (98)      (5)

EQ/COMMON STOCK INDEX.............................       A            1       (8)      (7)        2       (9)      (7)
EQ/COMMON STOCK INDEX.............................       B            8      (49)     (41)       12      (59)     (47)

EQ/CORE BOND INDEX................................       B          227     (541)    (314)      298     (765)    (467)

EQ/EQUITY 500 INDEX...............................       B          109     (194)     (85)      126     (240)    (114)

EQ/GAMCO MERGERS AND ACQUISITIONS.................       B           34     (213)    (179)       25      (87)     (62)

EQ/GAMCO SMALL COMPANY VALUE......................       B           34     (106)     (72)       22     (112)     (90)

EQ/INTERMEDIATE GOVERNMENT BOND...................       A            6       (8)      (2)        4      (24)     (20)
EQ/INTERMEDIATE GOVERNMENT BOND...................       B           68     (167)     (99)       79     (234)    (155)

EQ/INTERNATIONAL EQUITY INDEX.....................       A           21      (41)     (20)       18      (36)     (18)
EQ/INTERNATIONAL EQUITY INDEX.....................       B          106     (370)    (264)      330     (477)    (147)

EQ/LARGE CAP GROWTH INDEX.........................       B          380     (533)    (153)      247     (481)    (234)

EQ/LARGE CAP VALUE INDEX..........................       B          199     (218)     (19)      239     (282)     (43)

EQ/MID CAP INDEX..................................       B          158     (220)     (62)      179     (292)    (113)

EQ/MONEY MARKET...................................       A           26      (43)     (17)       68      (66)       2
EQ/MONEY MARKET...................................       B        1,054   (1,116)     (62)    1,043   (1,266)    (223)

EQ/QUALITY BOND PLUS..............................       B          107     (513)    (406)       96     (386)    (290)

EQ/SMALL COMPANY INDEX............................       B           34     (112)     (78)       86     (115)     (29)

MULTIMANAGER TECHNOLOGY...........................       B          134     (329)    (195)      221     (278)     (57)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AXA Premier VIP Trust ("VIP") and EQ Advisors Trust ("EQAT"), (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year ended December 31, 2016, and a Statement of Changes in Net Assets for the years ended December 31, 2016 and 2015:

   AXA PREMIER VIP TRUST*                .   AXA/Franklin Small Cap Value
 .   AXA Aggressive Allocation               Managed Volatility
 .   AXA Conservative Allocation         .   AXA/Franklin Templeton Allocation
 .   AXA Conservative-Plus Allocation        Managed Volatility
 .   AXA Moderate Allocation             .   AXA/Janus Enterprise/(2)/
 .   AXA Moderate-Plus Allocation        .   AXA/Mutual Large Cap Equity
   EQ ADVISORS TRUST*                        Managed Volatility
 .   1290 VT Socially Responsible/(1)/   .   AXA/Templeton Global Equity
 .   AXA 400 Managed Volatility              Managed Volatility
 .   AXA 2000 Managed Volatility         .   EQ/Common Stock Index
 .   AXA Global Equity Managed           .   EQ/Core Bond Index
     Volatility                          .   EQ/Equity 500 Index
 .   AXA International Core Managed      .   EQ/GAMCO Mergers and Acquisitions
     Volatility                          .   EQ/GAMCO Small Company Value
 .   AXA International Value Managed     .   EQ/Intermediate Government Bond
     Volatility                          .   EQ/International Equity Index
 .   AXA Large Cap Core Managed          .   EQ/Large Cap Growth Index
     Volatility                          .   EQ/Large Cap Value Index
 .   AXA Large Cap Growth Managed        .   EQ/Mid Cap Index
     Volatility                          .   EQ/Money Market
 .   AXA Large Cap Value Managed         .   EQ/Quality Bond PLUS
     Volatility                          .   EQ/Small Company Index
 .   AXA Mid Cap Value Managed           .   Multimanager Technology
     Volatility
 .   AXA/AB Short Duration Government
     Bond
 .   AXA/AB Small Cap Growth
 .   AXA/Franklin Balanced Managed
     Volatility
 (1)Formerly known as EQ/Calvert         (2)Formerly known as EQ/Morgan
    Socially Responsible                    Stanley Mid Cap Growth

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager (collectively, the "Contracts"). These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity ("NQ") for after-tax contributions only, or when used as an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-shelter annuity ("TSA"). The Accumulator series of annuities are offered under group and individual variable annuity forms.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

1. Organization (Concluded)

   administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account")

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Accounts. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46.

   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

2. Significant Accounting Policies (Concluded)


   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2016 were as follows:

                                                         PURCHASES     SALES
                                                        ----------- -----------
1290 VT Socially Responsible........................... $   302,076 $   457,303
AXA 400 Managed Volatility.............................   2,315,847   2,827,349
AXA 2000 Managed Volatility............................     983,298   2,116,110
AXA Aggressive Allocation..............................   1,379,152   3,166,623
AXA Conservative Allocation............................   6,273,859   8,133,055
AXA Conservative-Plus Allocation.......................  10,394,436   6,637,823
AXA Global Equity Managed Volatility...................   1,349,257   6,200,001
AXA International Core Managed Volatility..............     701,481   5,007,502
AXA International Value Managed Volatility.............     746,193   2,523,082
AXA Large Cap Core Managed Volatility..................   1,447,341   6,986,661
AXA Large Cap Growth Managed Volatility................   6,782,074  21,050,146
AXA Large Cap Value Managed Volatility.................   5,787,207  30,525,322
AXA Mid Cap Value Managed Volatility...................   4,543,657   9,072,530
AXA Moderate Allocation................................   9,943,528  26,440,168
AXA Moderate-Plus Allocation...........................   5,152,573  10,749,140
AXA/AB Short Duration Government Bond..................   1,693,718   2,755,058
AXA/AB Small Cap Growth................................   4,267,996   6,199,323
AXA/Franklin Balanced Managed Volatility...............   6,985,691   4,160,051
AXA/Franklin Small Cap Value Managed Volatility........     720,426     348,825
AXA/Franklin Templeton Allocation Managed Volatility...   1,030,028   1,552,004

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

4. Purchases and Sales of Portfolios (Concluded)

                                                         PURCHASES     SALES
                                                        ----------- -----------
AXA/Janus Enterprise................................... $ 1,276,073 $ 5,026,955
AXA/Mutual Large Cap Equity Managed Volatility.........     429,730     424,948
AXA/Templeton Global Equity Managed Volatility.........     481,955   1,112,132
EQ/Common Stock Index..................................   5,994,669  23,080,876
EQ/Core Bond Index.....................................   4,136,091   8,566,949
EQ/Equity 500 Index....................................   7,077,754   9,778,611
EQ/GAMCO Mergers And Acquisitions......................     798,191   3,419,308
EQ/GAMCO Small Company Value...........................   3,203,533   6,413,814
EQ/Intermediate Government Bond........................   1,712,435   3,848,796
EQ/International Equity Index..........................   2,812,899   5,976,719
EQ/Large Cap Growth Index..............................   8,629,476   7,559,593
EQ/Large Cap Value Index...............................   2,385,022   2,214,770
EQ/Mid Cap Index.......................................   4,938,518   4,376,931
EQ/Money Market........................................  29,775,520  32,368,891
EQ/Quality Bond PLUS...................................   2,206,781   9,761,480
EQ/Small Company Index.................................   2,116,181   2,965,302
Multimanager Technology................................   3,714,279   6,662,631

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.32% to a high of 1.33% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Short Duration Government Bond, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index and EQ/Small Company Index as well as a portion of AXA Large Cap Growth Managed Volatility, and EQ/Quality Bond PLUS. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

5. Expenses and Related Party Transactions (Concluded)


   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Asset-based Charges and Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                                                            ASSET-BASED                 CURRENT   MAXIMUM
                                                             MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATE
                                                             EXPENSE RISKS     CHARGE        CHARGE     CHARGE    CHARGE
                                                             ------------- -------------- ------------ --------- ---------

Accumulator Advisor/(1)/....................................     0.50%            --            --       0.50%     0.50%

Income Manager..............................................     0.90%          0.25%           --       1.15%     1.15%

Accumulator.................................................     1.10%          0.25%           --       1.35%     1.35%

Accumulator issued on, or after March 1, 2000...............     1.10%          0.25%         0.20%      1.55%     1.55%

Accumulator Plus, Select, Elite.............................     1.10%          0.25%         0.25%      1.60%     1.60%

Accumulator Select issued on, or after August 13, 2001......     1.10%          0.25%         0.35%      1.70%     1.70%

   ----------
  (1)Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the Contract.

   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                            WHEN CHARGE
              CHARGES                       IS DEDUCTED                          AMOUNT DEDUCTED
              -------                       -----------                          ---------------

Charges for state premium and other  At time of transaction     Varies by state.
applicable taxes

Annual Administrative Charge         Annually on each contract  Depending on account value a charge of $30 or
                                     date anniversary.          Years 1 to 2 lesser of $30 or 2% of account value

Variable Immediate Annuity payout    At time of transaction     $350 annuity administrative fee
option administrative fee

Withdrawal charge                    At time of transaction     LOW - During the first seven contract years, a
                                                                charge is deducted from amounts withdrawn that
                                                                exceed 15% of account value. The charge begins at
                                                                7% and declines by 1% each year.

                                                                HIGH - During the first nine contract years, a
                                                                charge is deducted from amounts withdrawn that
                                                                exceed 15% of account value. The charge begins at
                                                                8% and declines by 1% beginning in the third
                                                                contract year.

                 AMOUNT DEDUCTED                       HOW DEDUCTED
                 ---------------                        ------------

Varies by state.                                   Applied to an annuity
               payout option

Depending on account value a charge of $30 or      Unit liquidation from
Years 1 to 2 lesser of $30 or 2% of account value  account value

$350 annuity administrative fee                    Unit liquidation from
               account value

LOW - During the first seven contract years, a     Unit liquidation from
charge is deducted from amounts withdrawn that     account value
exceed 15% of account value. The charge begins at
7% and declines by 1% each year.

HIGH - During the first nine contract years, a charge is deducted from amounts withdrawn that exceed 15% of account value. The charge begins at 8% and declines by 1% beginning in the third contract year.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

6. Asset-based Charges and Contractowner Charges (Concluded)

                                         WHEN CHARGE
            CHARGES                      IS DEDUCTED           AMOUNT DEDUCTED         HOW DEDUCTED
             -------                     -----------            ---------------         ------------

BaseBuilder benefit charge        Annually on each contract  LOW 0.15% HIGH 0.45%  Unit liquidation from
                                  date anniversary                                 account value

Protection Plus                   Annually on each contract  0.20%                 Unit liquidation from
                                  date anniversary.                                account value

Guaranteed minimum death benefit  Annually on each contract  LOW 0.20% HIGH 0.35%  Unit liquidation from
charge 6% rollup to age 80        date anniversary.                                account value

7. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                       YEARS ENDED DECEMBER 31,
                                                 -------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                 ---------- ----------------- ----------------- ------------- --------
1290 VT SOCIALLY RESPONSIBLE
2016  Lowest contract charges 1.15% Class B        $14.59            --                 --            --        8.72%
      Highest contract charges 1.60% Class B       $13.48            --                 --            --        8.19%
      All contract charges                             --           140            $ 1,938          1.11%         --
2015  Lowest contract charges 1.15% Class B        $13.42            --                 --            --       (0.74)%
      Highest contract charges 1.60% Class B       $12.46            --                 --            --       (1.11)%
      All contract charges                             --           155            $ 1,968          1.01%         --
2014  Lowest contract charges 1.15% Class B        $13.52            --                 --            --       12.29%
      Highest contract charges 1.60% Class B       $12.60            --                 --            --       11.80%
      All contract charges                             --           129            $ 1,646          0.96%         --
2013  Lowest contract charges 1.15% Class B        $12.04            --                 --            --       32.89%
      Highest contract charges 1.60% Class B       $11.27            --                 --            --       32.12%
      All contract charges                             --           108            $ 1,241          0.81%         --
2012  Lowest contract charges 1.15% Class B        $ 9.06            --                 --            --       15.41%
      Highest contract charges 1.60% Class B       $ 8.53            --                 --            --       14.96%
      All contract charges                             --            99            $   861          1.12%         --
AXA 400 MANAGED VOLATILITY(Q)
2016  Lowest contract charges 1.15% Class B        $13.73            --                 --            --       18.36%
      Highest contract charges 1.70% Class B       $13.45            --                 --            --       17.67%
      All contract charges                             --           768            $10,449          0.75%         --
2015  Lowest contract charges 1.15% Class B        $11.60            --                 --            --       (4.29)%
      Highest contract charges 1.70% Class B       $11.43            --                 --            --       (4.83)%
      All contract charges                             --           841            $ 9,689          0.52%         --
2014  Lowest contract charges 1.15% Class B        $12.12            --                 --            --        7.54%
      Highest contract charges 1.70% Class B       $12.01            --                 --            --        6.95%
      All contract charges                             --           933            $11,268          0.40%         --
2013  Lowest contract charges 1.15% Class B(a)     $11.27            --                 --            --       10.06%
      Highest contract charges 1.70% Class B(k)    $11.23            --                 --            --       13.55%
      All contract charges                             --         1,043            $11,732          0.21%         --
AXA 2000 MANAGED VOLATILITY(L,M)
2016  Lowest contract charges 0.50% Class B        $14.08            --                 --            --       19.93%
      Highest contract charges 1.70% Class B       $13.48            --                 --            --       18.56%
      All contract charges                             --           948            $12,917          0.73%         --

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                 -------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                 ---------- ----------------- ----------------- ------------- --------
AXA 2000 MANAGED VOLATILITY(L,M) (CONTINUED)
2015  Lowest contract charges 0.50% Class B        $11.74            --                 --            --       (5.63)%
      Highest contract charges 1.70% Class B       $11.37            --                 --            --       (6.73)%
      All contract charges                             --         1,057            $12,120          0.38%         --
2014  Lowest contract charges 0.50% Class B        $12.44            --                 --            --        3.58%
      Highest contract charges 1.70% Class B       $12.19            --                 --            --        2.27%
      All contract charges                             --         1,178            $14,434          0.14%         --
2013  Lowest contract charges 0.50% Class B(a)     $12.01            --                 --            --       16.38%
      Highest contract charges 1.70% Class B(k)    $11.92            --                 --            --       16.63%
      All contract charges                             --         1,389            $16,597          0.13%         --
AXA AGGRESSIVE ALLOCATION
2016  Lowest contract charges 1.15% Class B        $16.38            --                 --            --        7.55%
      Highest contract charges 1.60% Class B       $15.44            --                 --            --        7.00%
      All contract charges                             --         1,088            $17,292          0.90%         --
2015  Lowest contract charges 1.15% Class B        $15.23            --                 --            --       (2.87)%
      Highest contract charges 1.60% Class B       $14.43            --                 --            --       (3.28)%
      All contract charges                             --         1,253            $18,574          0.92%         --
2014  Lowest contract charges 1.15% Class B        $15.68            --                 --            --        3.50%
      Highest contract charges 1.60% Class B       $14.92            --                 --            --        3.04%
      All contract charges                             --         1,348            $20,617          1.55%         --
2013  Lowest contract charges 1.15% Class B        $15.15            --                 --            --       25.00%
      Highest contract charges 1.60% Class B       $14.48            --                 --            --       24.40%
      All contract charges                             --         1,471            $21,798          2.49%         --
2012  Lowest contract charges 1.15% Class B        $12.12            --                 --            --       12.85%
      Highest contract charges 1.60% Class B       $11.64            --                 --            --       12.36%
      All contract charges                             --         1,541            $18,297          0.78%         --
AXA CONSERVATIVE ALLOCATION
2016  Lowest contract charges 1.15% Class B        $12.71            --                 --            --        1.76%
      Highest contract charges 1.70% Class B       $12.38            --                 --            --        1.23%
      All contract charges                             --         3,312            $40,742          0.93%         --
2015  Lowest contract charges 1.15% Class B        $12.49            --                 --            --       (1.42)%
      Highest contract charges 1.70% Class B       $12.23            --                 --            --       (2.00)%
      All contract charges                             --         3,489            $42,309          0.80%         --
2014  Lowest contract charges 1.15% Class B        $12.67            --                 --            --        1.44%
      Highest contract charges 1.70% Class B       $12.48            --                 --            --        0.89%
      All contract charges                             --         3,894            $48,010          0.85%         --
2013  Lowest contract charges 1.15% Class B        $12.49            --                 --            --        3.14%
      Highest contract charges 1.70% Class B       $12.37            --                 --            --        2.57%
      All contract charges                             --         4,233            $51,578          0.91%         --
2012  Lowest contract charges 1.15% Class B        $12.11            --                 --            --        3.42%
      Highest contract charges 1.70% Class B       $12.06            --                 --            --        2.81%
      All contract charges                             --         4,657            $55,158          0.84%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2016  Lowest contract charges 1.15% Class B        $13.62            --                 --            --        3.50%
      Highest contract charges 1.70% Class B       $13.48            --                 --            --        2.90%
      All contract charges                             --         2,945            $38,940          0.96%         --
2015  Lowest contract charges 1.15% Class B        $13.16            --                 --            --       (1.79)%
      Highest contract charges 1.70% Class B       $13.10            --                 --            --       (2.31)%
      All contract charges                             --         2,738            $34,843          0.80%         --
2014  Lowest contract charges 1.15% Class B        $13.40            --                 --            --        1.98%
      Highest contract charges 1.70% Class B       $13.41            --                 --            --        1.44%
      All contract charges                             --         3,019            $39,236          0.94%         --
2013  Lowest contract charges 1.15% Class B        $13.14            --                 --            --        8.96%
      Highest contract charges 1.70% Class B       $13.22            --                 --            --        8.36%
      All contract charges                             --         3,462            $44,298          1.36%         --

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                 -------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                 ---------- ----------------- ----------------- ------------- --------
AXA CONSERVATIVE-PLUS ALLOCATION (CONTINUED)
2012    Lowest contract charges 1.15% Class B      $12.06            --                 --            --        6.16%
        Highest contract charges 1.70% Class B     $12.20            --                 --            --        5.54%
        All contract charges                           --         3,556            $41,883          0.84%         --
AXA GLOBAL EQUITY MANAGED VOLATILITY(S)
2016    Lowest contract charges 0.50% Class B      $25.37            --                 --            --        3.98%
        Highest contract charges 1.70% Class B     $20.06            --                 --            --        2.71%
        All contract charges                           --         1,830            $38,943          0.90%         --
2015    Lowest contract charges 0.50% Class B      $24.40            --                 --            --       (2.24)%
        Highest contract charges 1.70% Class B     $19.53            --                 --            --       (3.41)%
        All contract charges                           --         2,055            $42,478          0.86%         --
2014    Lowest contract charges 0.50% Class B      $24.96            --                 --            --        1.18%
        Highest contract charges 1.70% Class B     $20.22            --                 --            --          --%
        All contract charges                           --         2,290            $48,831          0.93%         --
2013    Lowest contract charges 0.50% Class B      $24.67            --                 --            --       19.76%
        Highest contract charges 1.70% Class B     $20.22            --                 --            --       18.31%
        All contract charges                           --         2,600            $55,292          0.88%         --
2012    Lowest contract charges 0.50% Class B      $20.60            --                 --            --       16.38%
        Highest contract charges 1.70% Class B     $17.09            --                 --            --       15.01%
        All contract charges                           --         2,454            $43,897          1.38%         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY(B,C)
2016    Lowest contract charges 0.50% Class B      $14.14            --                 --            --       (0.28)%
        Highest contract charges 1.70% Class B     $11.41            --                 --            --       (1.47)%
        All contract charges                           --         1,689            $20,407          0.26%         --
2015    Lowest contract charges 0.50% Class B      $14.18            --                 --            --       (4.83)%
        Highest contract charges 1.70% Class B     $11.58            --                 --            --       (6.01)%
        All contract charges                           --         2,008            $24,822          0.06%         --
2014    Lowest contract charges 0.50% Class B      $14.90            --                 --            --       (6.70)%
        Highest contract charges 1.70% Class B     $12.32            --                 --            --       (7.85)%
        All contract charges                           --         2,112            $27,659          1.26%         --
2013    Lowest contract charges 0.50% Class B      $15.97            --                 --            --       16.91%
        Highest contract charges 1.70% Class B     $13.37            --                 --            --       15.56%
        All contract charges                           --         2,294            $32,386          1.19%         --
2012    Lowest contract charges 0.50% Class B      $13.66            --                 --            --       15.76%
        Highest contract charges 1.60% Class B     $11.73            --                 --            --       14.44%
        All contract charges                           --           921            $11,318          1.42%         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2016    Lowest contract charges 1.15% Class B      $19.21            --                 --            --       (0.41)%
        Highest contract charges 1.60% Class B     $17.56            --                 --            --       (0.85)%
        All contract charges                           --         1,014            $18,548          0.46%         --
2015    Lowest contract charges 1.15% Class B      $19.29            --                 --            --       (4.27)%
        Highest contract charges 1.60% Class B     $17.71            --                 --            --       (4.73)%
        All contract charges                           --         1,105            $20,324          0.10%         --
2014    Lowest contract charges 1.15% Class B      $20.15            --                 --            --       (8.24)%
        Highest contract charges 1.60% Class B     $18.59            --                 --            --       (8.65)%
        All contract charges                           --         1,167            $22,508          1.56%         --
2013    Lowest contract charges 1.15% Class B      $21.96            --                 --            --       17.94%
        Highest contract charges 1.60% Class B     $20.35            --                 --            --       17.43%
        All contract charges                           --         1,278            $26,929          1.11%         --
2012    Lowest contract charges 1.15% Class B      $18.62            --                 --            --       16.16%
        Highest contract charges 1.70% Class B     $17.06            --                 --            --       15.50%
        All contract charges                           --         1,445            $25,877          1.76%         --
AXA LARGE CAP CORE MANAGED VOLATILITY(D,E,F,G,H)
2016    Lowest contract charges 0.50% Class B      $18.04            --                 --            --        9.27%
        Highest contract charges 1.70% Class B     $14.50            --                 --            --        7.97%
        All contract charges                           --         3,155            $48,424          1.08%         --

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Financial Highlights (Continued)

                                                                                    YEARS ENDED DECEMBER 31,
                                                              ------------------------------------------------------------
                                                                         UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT
                                                              UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO*
                                                              ---------- ----------------- ----------------- -------------
AXA LARGE CAP CORE MANAGED VOLATILITY(D,E,F,G,H) (CONTINUED)
2015          Lowest contract charges 0.50% Class B             $16.51            --                 --            --
              Highest contract charges 1.70% Class B            $13.43            --                 --            --
              All contract charges                                  --         3,564           $ 50,502          0.91%
2014          Lowest contract charges 0.50% Class B             $16.53            --                 --            --
              Highest contract charges 1.70% Class B            $13.62            --                 --            --
              All contract charges                                  --         3,961           $ 56,678          0.91%
2013          Lowest contract charges 0.50% Class B             $14.89            --                 --            --
              Highest contract charges 1.70% Class B            $12.41            --                 --            --
              All contract charges                                  --         4,422           $ 57,451          0.83%
2012          Lowest contract charges 0.50% Class B             $11.37            --                 --            --
              Highest contract charges 1.60% Class B            $ 9.73            --                 --            --
              All contract charges                                  --           452           $  4,483          1.10%
AXA LARGE CAP GROWTH MANAGED VOLATILITY(I,J,N,O,P)
2016          Lowest contract charges 0.50% Class B             $31.09            --                 --            --
              Highest contract charges 1.70% Class B            $24.49            --                 --            --
              All contract charges                                  --         5,006           $131,222          0.55%
2015          Lowest contract charges 0.50% Class B             $29.62            --                 --            --
              Highest contract charges 1.70% Class B            $23.61            --                 --            --
              All contract charges                                  --         5,706           $143,714          0.28%
2014          Lowest contract charges 0.50% Class B             $28.61            --                 --            --
              Highest contract charges 1.70% Class B            $23.09            --                 --            --
              All contract charges                                  --         6,421           $157,490          0.19%
2013          Lowest contract charges 0.50% Class B             $25.88            --                 --            --
              Highest contract charges 1.70% Class B            $21.14            --                 --            --
              All contract charges                                  --         7,310           $163,485          0.24%
2012          Lowest contract charges 0.50% Class B             $19.21            --                 --            --
              Highest contract charges 1.70% Class B            $15.89            --                 --            --
              All contract charges                                  --         2,775           $ 46,323          0.56%
AXA LARGE CAP VALUE MANAGED VOLATILITY(X,Y,Z,AA,AB)
2016          1.15% contract charge Class A                     $11.50         1,191           $ 13,696          1.65%
2015          1.15% contract charge Class A                     $10.09         1,407           $ 14,190          1.54%
2014          1.15% contract charge Class A                     $10.63         1,657           $ 17,611          1.30%
2013          1.15% contract charge Class A                     $ 9.58          1905           $ 18,251          1.35%
2012          1.15% contract charge Class A                     $ 7.32          1620           $ 11,859          1.53%
AXA LARGE CAP VALUE MANAGED VOLATILITY(X,Y,Z,AA,AB)
2016          Lowest contract charges 0.50% Class B             $24.50            --                 --            --
              Highest contract charges 1.70% Class B            $19.46            --                 --            --
              All contract charges                                  --        12,144           $214,941          1.65%
2015          Lowest contract charges 0.50% Class B             $21.35            --                 --            --
              Highest contract charges 1.70% Class B            $17.16            --                 --            --
              All contract charges                                  --        13,547           $211,080          1.54%
2014          Lowest contract charges 0.50% Class B             $22.36            --                 --            --
              Highest contract charges 1.70% Class B            $18.19            --                 --            --
              All contract charges                                  --        15,164           $249,959          1.30%
2013          Lowest contract charges 0.50% Class B             $20.02            --                 --            --
              Highest contract charges 1.70% Class B            $16.49            --                 --            --
              All contract charges                                  --        17,222           $257,207          1.35%
2012          Lowest contract charges 0.50% Class B             $15.19            --                 --            --
              Highest contract charges 1.70% Class B            $12.66            --                 --            --
              All contract charges                                  --        11,148           $127,256          1.53%
AXA MID CAP VALUE MANAGED VOLATILITY(T)
2016          Lowest contract charges 0.50% Class B             $32.29            --                 --            --
              Highest contract charges 1.70% Class B            $25.43            --                 --            --
              All contract charges                                  --         2,386           $ 64,669          1.24%

                                                -------
                                                 TOTAL
                                                RETURN**
                                                --------

Lowest contract charges 0.50% Class B            (0.12)%
Highest contract charges 1.70% Class B           (1.40)%
All contract charges                                --
Lowest contract charges 0.50% Class B            11.01%
Highest contract charges 1.70% Class B            9.75%
All contract charges                                --
Lowest contract charges 0.50% Class B            30.96%
Highest contract charges 1.70% Class B           29.27%
All contract charges                                --
Lowest contract charges 0.50% Class B            14.39%
Highest contract charges 1.60% Class B           13.14%
All contract charges                                --

Lowest contract charges 0.50% Class B             4.96%
Highest contract charges 1.70% Class B            3.73%
All contract charges                                --
Lowest contract charges 0.50% Class B             3.53%
Highest contract charges 1.70% Class B            2.25%
All contract charges                                --
Lowest contract charges 0.50% Class B            10.55%
Highest contract charges 1.70% Class B            9.22%
All contract charges                                --
Lowest contract charges 0.50% Class B            34.72%
Highest contract charges 1.70% Class B           33.04%
All contract charges                                --
Lowest contract charges 0.50% Class B            13.13%
Highest contract charges 1.70% Class B           11.82%
All contract charges                                --

1.15% contract charge Class A                    13.97%
1.15% contract charge Class A                    (5.08)%
1.15% contract charge Class A                    10.96%
1.15% contract charge Class A                    30.87%
1.15% contract charge Class A                    14.55%

Lowest contract charges 0.50% Class B            14.75%
Highest contract charges 1.70% Class B           13.40%
All contract charges                                --
Lowest contract charges 0.50% Class B            (4.52)%
Highest contract charges 1.70% Class B           (5.66)%
All contract charges                                --
Lowest contract charges 0.50% Class B            11.69%
Highest contract charges 1.70% Class B           10.31%
All contract charges                                --
Lowest contract charges 0.50% Class B            31.80%
Highest contract charges 1.70% Class B           30.25%
All contract charges                                --
Lowest contract charges 0.50% Class B            15.25%
Highest contract charges 1.70% Class B           13.85%
All contract charges                                --

Lowest contract charges 0.50% Class B            17.08%
Highest contract charges 1.70% Class B           15.64%
All contract charges                                --

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
AXA MID CAP VALUE MANAGED VOLATILITY(T) (CONTINUED)
2015      Lowest contract charges 0.50% Class B        $27.58            --                 --            --       (4.00)%
          Highest contract charges 1.70% Class B       $21.99            --                 --            --       (5.17)%
          All contract charges                             --         2,580           $ 59,901          0.73%         --
2014      Lowest contract charges 0.50% Class B        $28.73            --                 --            --       10.29%
          Highest contract charges 1.70% Class B       $23.19            --                 --            --        8.98%
          All contract charges                             --         2,905           $ 70,957          0.57%         --
2013      Lowest contract charges 0.50% Class B        $26.05            --                 --            --       32.44%
          Highest contract charges 1.70% Class B       $21.28            --                 --            --       30.87%
          All contract charges                             --         3,200           $ 71,438          0.54%         --
2012      Lowest contract charges 0.50% Class B        $19.67            --                 --            --       18.00%
          Highest contract charges 1.70% Class B       $16.26            --                 --            --       16.56%
          All contract charges                             --         3,047           $ 51,847          1.18%         --
AXA MODERATE ALLOCATION
2016      1.15% contract charge Class A                $65.87           292           $ 19,254          0.86%       4.16%
2015      1.15% contract charge Class A                $63.24           316           $ 19,959          0.79%      (2.03)%
2014      1.15% contract charge Class A                $64.55           351           $ 22,632          1.05%       1.85%
2013      1.15% contract charge Class A                $63.38           380           $ 24,113          1.57%      11.82%
2012      1.15% contract charge Class A                $56.68           420           $ 23,821          0.76%       7.55%
AXA MODERATE ALLOCATION
2016      Lowest contract charges 0.50% Class B        $75.60            --                 --            --        4.84%
          Highest contract charges 1.70% Class B       $51.94            --                 --            --        3.57%
          All contract charges                             --         2,511           $142,295          0.86%         --
2015      Lowest contract charges 0.50% Class B        $72.11            --                 --            --       (1.38)%
          Highest contract charges 1.70% Class B       $50.15            --                 --            --       (2.56)%
          All contract charges                             --         2,861           $156,117          0.79%         --
2014      Lowest contract charges 0.50% Class B        $73.12            --                 --            --        2.51%
          Highest contract charges 1.70% Class B       $51.47            --                 --            --        1.28%
          All contract charges                             --         3,162           $176,678          1.05%         --
2013      Lowest contract charges 0.50% Class B        $71.33            --                 --            --       12.56%
          Highest contract charges 1.70% Class B       $50.82            --                 --            --       11.20%
          All contract charges                             --         3,506           $192,853          1.57%         --
2012      Lowest contract charges 0.50% Class B        $63.37            --                 --            --        8.25%
          Highest contract charges 1.70% Class B       $45.70            --                 --            --        6.95%
          All contract charges                             --         3,810           $188,087          0.76%         --
AXA MODERATE-PLUS ALLOCATION
2016      Lowest contract charges 1.15% Class B        $15.60            --                 --            --        6.05%
          Highest contract charges 1.70% Class B       $16.04            --                 --            --        5.46%
          All contract charges                             --         5,200           $ 78,435          0.87%         --
2015      Lowest contract charges 1.15% Class B        $14.71            --                 --            --       (2.45)%
          Highest contract charges 1.70% Class B       $15.21            --                 --            --       (2.94)%
          All contract charges                             --         5,785           $ 82,517          0.86%         --
2014      Lowest contract charges 1.15% Class B        $15.08            --                 --            --        2.59%
          Highest contract charges 1.70% Class B       $15.67            --                 --            --        1.95%
          All contract charges                             --         6,437           $ 94,366          1.28%         --
2013      Lowest contract charges 1.15% Class B        $14.70            --                 --            --       18.45%
          Highest contract charges 1.70% Class B       $15.37            --                 --            --       17.78%
          All contract charges                             --         6,930           $ 99,283          2.07%         --
2012      Lowest contract charges 1.15% Class B        $12.41            --                 --            --       10.21%
          Highest contract charges 1.70% Class B       $13.05            --                 --            --        9.66%
          All contract charges                             --         7,578           $ 91,928          0.75%         --
AXA/AB SHORT DURATION GOVERNMENT BOND(R)
2016      Lowest contract charges 1.15% Class B        $ 9.45            --                 --            --       (1.05)%
          Highest contract charges 1.70% Class B       $ 9.26            --                 --            --       (1.59)%
          All contract charges                             --         1,843           $ 17,253          0.09%         --

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                      -------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA/AB SHORT DURATION GOVERNMENT BOND(R) (CONTINUED)
2015     Lowest contract charges 1.15% Class B          $ 9.55            --                 --            --       (1.65)%
         Highest contract charges 1.70% Class B         $ 9.41            --                 --            --       (2.18)%
         All contract charges                               --         1,929            $18,304          0.00%         --
2014     Lowest contract charges 1.15% Class B          $ 9.71            --                 --            --       (1.62)%
         Highest contract charges 1.70% Class B         $ 9.62            --                 --            --       (2.24)%
         All contract charges                               --         1,998            $19,312          0.00%         --
2013     Lowest contract charges 1.15% Class B(a)       $ 9.87            --                 --            --       (1.30)%
         Highest contract charges 1.70% Class B(k)      $ 9.84            --                 --            --       (1.20)%
         All contract charges                               --         2,223            $21,895          0.00%         --
AXA/AB SMALL CAP GROWTH
2016     1.15% contract charge Class A                  $35.87            54            $ 1,927          0.35%      11.29%
2015     1.15% contract charge Class A                  $32.23            60            $ 1,931          0.04%      (4.02)%
2014     1.15% contract charge Class A                  $33.58            67            $ 2,265          0.06%       2.38%
2013     1.15% contract charge Class A                  $32.80            76            $ 2,480          0.05%      36.55%
2012     1.15% contract charge Class A                  $24.02            80            $ 1,911          0.21%      14.27%
AXA/AB SMALL CAP GROWTH
2016     Lowest contract charges 0.50% Class B          $39.38            --                 --            --       12.00%
         Highest contract charges 1.70% Class B         $31.02            --                 --            --       10.67%
         All contract charges                               --         1,406            $46,080          0.35%         --
2015     Lowest contract charges 0.50% Class B          $35.16            --                 --            --       (3.38)%
         Highest contract charges 1.70% Class B         $28.03            --                 --            --       (4.56)%
         All contract charges                               --         1,557            $45,994          0.04%         --
2014     Lowest contract charges 0.50% Class B          $36.39            --                 --            --        3.06%
         Highest contract charges 1.70% Class B         $29.37            --                 --            --        1.80%
         All contract charges                               --         1,754            $54,155          0.06%         --
2013     Lowest contract charges 0.50% Class B          $35.31            --                 --            --       37.45%
         Highest contract charges 1.70% Class B         $28.85            --                 --            --       35.83%
         All contract charges                               --         1,976            $59,764          0.05%         --
2012     Lowest contract charges 0.50% Class B          $25.69            --                 --            --       15.05%
         Highest contract charges 1.70% Class B         $21.24            --                 --            --       13.64%
         All contract charges                               --         2,195            $48,684          0.21%         --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2016     Lowest contract charges 0.50% Class B          $14.59            --                 --            --        9.95%
         Highest contract charges 1.60% Class B         $13.01            --                 --            --        8.69%
         All contract charges                               --         2,001            $26,866          2.83%         --
2015     Lowest contract charges 1.15% Class B          $12.49            --                 --            --       (4.14)%
         Highest contract charges 1.70% Class B         $11.86            --                 --            --       (4.66)%
         All contract charges                               --         1,833            $22,355          2.24%         --
2014     Lowest contract charges 1.15% Class B          $13.03            --                 --            --        5.00%
         Highest contract charges 1.70% Class B         $12.44            --                 --            --        4.45%
         All contract charges                               --         1,924            $24,518          2.36%         --
2013     Lowest contract charges 1.15% Class B          $12.41            --                 --            --       13.23%
         Highest contract charges 1.70% Class B         $11.91            --                 --            --       12.57%
         All contract charges                               --         1,688            $20,553          2.51%         --
2012     Lowest contract charges 1.15% Class B          $10.96            --                 --            --        9.93%
         Highest contract charges 1.70% Class B         $10.58            --                 --            --        9.30%
         All contract charges                               --         1,498            $16,126          3.19%         --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2016     Lowest contract charges 1.15% Class B          $16.09            --                 --            --       23.39%
         Highest contract charges 1.60% Class B         $15.35            --                 --            --       22.80%
         All contract charges                               --            99            $ 1,548          0.48%         --
2015     Lowest contract charges 1.15% Class B          $13.04            --                 --            --       (7.58)%
         Highest contract charges 1.60% Class B         $12.50            --                 --            --       (8.02)%
         All contract charges                               --            74            $   939          0.21%         --

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Financial Highlights (Continued)

                                                                                   YEARS ENDED DECEMBER 31,
                                                             ------------------------------------------------------------
                                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT
                                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO*
                                                             ---------- ----------------- ----------------- -------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY (CONTINUED)
2014          Lowest contract charges 1.15% Class B            $14.11            --                 --            --
              Highest contract charges 1.60% Class B           $13.59            --                 --            --
              All contract charges                                 --            88            $ 1,217          0.01%
2013          Lowest contract charges 1.15% Class B            $13.98            --                 --            --
              Highest contract charges 1.60% Class B           $13.52            --                 --            --
              All contract charges                                 --           115            $ 1,572          0.12%
2012          Lowest contract charges 1.15% Class B            $10.35            --                 --            --
              Highest contract charges 1.60% Class B           $10.05            --                 --            --
              All contract charges                                 --           120            $ 1,234          0.64%
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2016          Lowest contract charges 1.15% Class B            $11.66            --                 --            --
              Highest contract charges 1.60% Class B           $11.16            --                 --            --
              All contract charges                                 --           659            $ 7,499          1.69%
2015          Lowest contract charges 1.15% Class B            $10.77            --                 --            --
              Highest contract charges 1.60% Class B           $10.36            --                 --            --
              All contract charges                                 --           721            $ 7,591          1.19%
2014          Lowest contract charges 1.15% Class B            $11.21            --                 --            --
              Highest contract charges 1.60% Class B           $10.83            --                 --            --
              All contract charges                                 --           783            $ 8,605          1.67%
2013          Lowest contract charges 1.15% Class B            $10.75            --                 --            --
              Highest contract charges 1.60% Class B           $10.43            --                 --            --
              All contract charges                                 --           850            $ 8,986          1.21%
2012          Lowest contract charges 1.15% Class B            $ 8.82            --                 --            --
              Highest contract charges 1.60% Class B           $ 8.60            --                 --            --
              All contract charges                                 --           775            $ 6,731          1.83%
AXA/JANUS ENTERPRISE
2016          Lowest contract charges 0.50% Class B            $21.52            --                 --            --
              Highest contract charges 1.70% Class B           $18.68            --                 --            --
              All contract charges                                 --           541            $10,466          0.00%
2015          Lowest contract charges 0.50% Class B            $22.61            --                 --            --
              Highest contract charges 1.70% Class B           $19.87            --                 --            --
              All contract charges                                 --           719            $14,908          0.00%
2014          Lowest contract charges 0.50% Class B            $24.05            --                 --            --
              Highest contract charges 1.70% Class B           $21.38            --                 --            --
              All contract charges                                 --           802            $17,807          0.00%
2013          Lowest contract charges 0.50% Class B            $24.34            --                 --            --
              Highest contract charges 1.70% Class B           $21.91            --                 --            --
              All contract charges                                 --           904            $20,462          0.00%
2012          Lowest contract charges 0.50% Class B            $17.66            --                 --            --
              Highest contract charges 1.70% Class B           $16.09            --                 --            --
              All contract charges                                 --         1,066            $17,646          0.42%
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
2016          Lowest contract charges 1.15% Class B            $14.38            --                 --            --
              Highest contract charges 1.60% Class B           $13.72            --                 --            --
              All contract charges                                 --           220            $ 3,082          2.22%
2015          Lowest contract charges 1.15% Class B            $12.85            --                 --            --
              Highest contract charges 1.60% Class B           $12.32            --                 --            --
              All contract charges                                 --           223            $ 2,794          1.66%
2014          Lowest contract charges 1.15% Class B            $13.32            --                 --            --
              Highest contract charges 1.60% Class B           $12.83            --                 --            --
              All contract charges                                 --           276            $ 3,598          1.90%
2013          Lowest contract charges 1.15% Class B            $12.29            --                 --            --
              Highest contract charges 1.60% Class B           $11.88            --                 --            --
              All contract charges                                 --           274            $ 3,304          0.71%
2012          Lowest contract charges 1.15% Class B            $ 9.61            --                 --            --
              Highest contract charges 1.60% Class B           $ 9.34            --                 --            --
              All contract charges                                 --           299            $ 2,837          1.32%

                                               -------
                                                TOTAL
                                               RETURN**
                                               --------

Lowest contract charges 1.15% Class B            0.93%
Highest contract charges 1.60% Class B           0.52%
All contract charges                               --
Lowest contract charges 1.15% Class B           35.07%
Highest contract charges 1.60% Class B          34.53%
All contract charges                               --
Lowest contract charges 1.15% Class B           15.51%
Highest contract charges 1.60% Class B          14.99%
All contract charges                               --

Lowest contract charges 1.15% Class B            8.26%
Highest contract charges 1.60% Class B           7.72%
All contract charges                               --
Lowest contract charges 1.15% Class B           (3.93)%
Highest contract charges 1.60% Class B          (4.34)%
All contract charges                               --
Lowest contract charges 1.15% Class B            4.28%
Highest contract charges 1.60% Class B           3.84%
All contract charges                               --
Lowest contract charges 1.15% Class B           21.88%
Highest contract charges 1.60% Class B          21.28%
All contract charges                               --
Lowest contract charges 1.15% Class B           13.37%
Highest contract charges 1.60% Class B          12.86%
All contract charges                               --

Lowest contract charges 0.50% Class B           (4.82)%
Highest contract charges 1.70% Class B          (5.99)%
All contract charges                               --
Lowest contract charges 0.50% Class B           (5.99)%
Highest contract charges 1.70% Class B          (7.06)%
All contract charges                               --
Lowest contract charges 0.50% Class B           (1.19)%
Highest contract charges 1.70% Class B          (2.42)%
All contract charges                               --
Lowest contract charges 0.50% Class B           37.83%
Highest contract charges 1.70% Class B          36.17%
All contract charges                               --
Lowest contract charges 0.50% Class B            8.21%
Highest contract charges 1.70% Class B           6.91%
All contract charges                               --

Lowest contract charges 1.15% Class B           11.91%
Highest contract charges 1.60% Class B          11.36%
All contract charges                               --
Lowest contract charges 1.15% Class B           (3.53)%
Highest contract charges 1.60% Class B          (3.98)%
All contract charges                               --
Lowest contract charges 1.15% Class B            8.38%
Highest contract charges 1.60% Class B           8.00%
All contract charges                               --
Lowest contract charges 1.15% Class B           27.89%
Highest contract charges 1.60% Class B          27.19%
All contract charges                               --
Lowest contract charges 1.15% Class B           12.79%
Highest contract charges 1.60% Class B          12.39%
All contract charges                               --

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2016   Lowest contract charges 1.15% Class B     $ 11.71            --                 --            --        4.09%
       Highest contract charges 1.60% Class B    $ 11.17            --                 --            --        3.62%
       All contract charges                           --           409           $  4,668          0.66%         --
2015   Lowest contract charges 1.15% Class B     $ 11.25            --                 --            --       (3.76)%
       Highest contract charges 1.60% Class B    $ 10.78            --                 --            --       (4.26)%
       All contract charges                           --           466           $  5,111          0.00%         --
2014   Lowest contract charges 1.15% Class B     $ 11.69            --                 --            --       (0.09)%
       Highest contract charges 1.60% Class B    $ 11.26            --                 --            --       (0.44)%
       All contract charges                           --           471           $  5,390          1.43%         --
2013   Lowest contract charges 1.15% Class B     $ 11.70            --                 --            --       25.54%
       Highest contract charges 1.60% Class B    $ 11.31            --                 --            --       24.83%
       All contract charges                           --           402           $  4,628          0.99%         --
2012   Lowest contract charges 1.15% Class B     $  9.32            --                 --            --       17.97%
       Highest contract charges 1.60% Class B    $  9.06            --                 --            --       17.51%
       All contract charges                           --           298           $  2,746          1.29%         --
EQ/COMMON STOCK INDEX
2016   1.15% contract charge Class A             $438.28            60           $ 26,266          1.55%      10.41%
2015   1.15% contract charge Class A             $396.96            67           $ 26,489          1.35%      (1.20)%
2014   1.15% contract charge Class A             $401.80            74           $ 29,865          1.22%      10.76%
2013   1.15% contract charge Class A             $362.75            82           $ 29,901          1.28%      30.95%
2012   1.15% contract charge Class A             $277.02            93           $ 25,733          1.53%      14.26%
EQ/COMMON STOCK INDEX
2016   Lowest contract charges 1.15% Class B     $421.85            --                 --            --       10.41%
       Highest contract charges 1.70% Class B    $335.80            --                 --            --        9.80%
       All contract charges                           --           430           $166,600          1.55%         --
2015   Lowest contract charges 1.15% Class B     $382.08            --                 --            --       (1.20)%
       Highest contract charges 1.70% Class B    $305.83            --                 --            --       (1.75)%
       All contract charges                           --           471           $165,560          1.35%         --
2014   Lowest contract charges 1.15% Class B     $386.73            --                 --            --       10.77%
       Highest contract charges 1.70% Class B    $311.29            --                 --            --       10.15%
       All contract charges                           --           518           $183,965          1.22%         --
2013   Lowest contract charges 0.50% Class B     $447.63            --                 --            --       31.81%
       Highest contract charges 1.70% Class B    $282.60            --                 --            --       30.22%
       All contract charges                           --           573           $184,211          1.28%         --
2012   Lowest contract charges 0.50% Class B     $339.61            --                 --            --       15.02%
       Highest contract charges 1.70% Class B    $217.02            --                 --            --       13.62%
       All contract charges                           --           633           $156,120          1.53%         --
EQ/CORE BOND INDEX(V,W)
2016   Lowest contract charges 0.50% Class B     $ 16.66            --                 --            --        0.91%
       Highest contract charges 1.70% Class B    $ 13.23            --                 --            --       (0.30)%
       All contract charges                           --         4,051           $ 56,681          1.44%         --
2015   Lowest contract charges 0.50% Class B     $ 16.51            --                 --            --       (0.12)%
       Highest contract charges 1.70% Class B    $ 13.27            --                 --            --       (1.34)%
       All contract charges                           --         4,365           $ 61,102          1.42%         --
2014   Lowest contract charges 0.50% Class B     $ 16.53            --                 --            --        1.91%
       Highest contract charges 1.70% Class B    $ 13.45            --                 --            --        0.67%
       All contract charges                           --         4,832           $ 68,287          1.27%         --
2013   Lowest contract charges 0.50% Class B     $ 16.22            --                 --            --       (2.05)%
       Highest contract charges 1.70% Class B    $ 13.36            --                 --            --       (3.26)%
       All contract charges                           --         5,245           $ 73,352          1.81%         --
2012   Lowest contract charges 0.50% Class B     $ 16.56            --                 --            --        2.60%
       Highest contract charges 1.70% Class B    $ 13.81            --                 --            --        1.40%
       All contract charges                           --         1,896           $ 27,293          1.42%         --

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                              -------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                              UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                              ---------- ----------------- ----------------- ------------- --------
EQ/EQUITY 500 INDEX
2016  Lowest contract charges 1.15% Class B     $50.56            --                 --            --        9.96%
      Highest contract charges 1.70% Class B    $44.52            --                 --            --        9.36%
      All contract charges                          --         1,655            $79,048          1.62%         --
2015  Lowest contract charges 1.15% Class B     $45.98            --                 --            --       (0.39)%
      Highest contract charges 1.70% Class B    $40.71            --                 --            --       (0.92)%
      All contract charges                          --         1,740            $75,806          1.57%         --
2014  Lowest contract charges 1.15% Class B     $46.16            --                 --            --       11.69%
      Highest contract charges 1.70% Class B    $41.09            --                 --            --       11.05%
      All contract charges                          --         1,854            $81,256          1.38%         --
2013  Lowest contract charges 1.15% Class B     $41.33            --                 --            --       30.01%
      Highest contract charges 1.70% Class B    $37.00            --                 --            --       29.28%
      All contract charges                          --         1,943            $76,395          1.45%         --
2012  Lowest contract charges 1.15% Class B     $31.79            --                 --            --       13.90%
      Highest contract charges 1.70% Class B    $28.62            --                 --            --       13.26%
      All contract charges                          --         2,076            $62,901          1.66%         --
EQ/GAMCO MERGERS AND ACQUISITIONS
2016  Lowest contract charges 0.50% Class B     $17.00            --                 --            --        7.19%
      Highest contract charges 1.70% Class B    $14.75            --                 --            --        5.81%
      All contract charges                          --           336            $ 5,119          0.00%         --
2015  Lowest contract charges 0.50% Class B     $15.86            --                 --            --        2.06%
      Highest contract charges 1.70% Class B    $13.94            --                 --            --        0.87%
      All contract charges                          --           515            $ 7,617          0.00%         --
2014  Lowest contract charges 0.50% Class B     $15.54            --                 --            --        1.17%
      Highest contract charges 1.70% Class B    $13.82            --                 --            --       (0.07)%
      All contract charges                          --           577            $ 8,398          0.00%         --
2013  Lowest contract charges 0.50% Class B     $15.36            --                 --            --       10.42%
      Highest contract charges 1.70% Class B    $13.83            --                 --            --        9.16%
      All contract charges                          --           588            $ 8,512          0.46%         --
2012  Lowest contract charges 0.50% Class B     $13.91            --                 --            --        4.74%
      Highest contract charges 1.70% Class B    $12.67            --                 --            --        3.43%
      All contract charges                          --           484            $ 6,318          0.00%         --
EQ/GAMCO SMALL COMPANY VALUE
2016  Lowest contract charges 0.50% Class B     $82.57            --                 --            --       22.65%
      Highest contract charges 1.70% Class B    $58.49            --                 --            --       21.20%
      All contract charges                          --           568            $36,493          0.49%         --
2015  Lowest contract charges 0.50% Class B     $67.32            --                 --            --       (6.17)%
      Highest contract charges 1.70% Class B    $48.26            --                 --            --       (7.32)%
      All contract charges                          --           640            $33,816          0.50%         --
2014  Lowest contract charges 0.50% Class B     $71.75            --                 --            --        2.56%
      Highest contract charges 1.70% Class B    $52.07            --                 --            --        1.32%
      All contract charges                          --           730            $41,478          0.25%         --
2013  Lowest contract charges 0.50% Class B     $69.96            --                 --            --       38.43%
      Highest contract charges 1.70% Class B    $51.39            --                 --            --       36.75%
      All contract charges                          --           852            $47,749          0.28%         --
2012  Lowest contract charges 0.50% Class B     $50.54            --                 --            --       17.26%
      Highest contract charges 1.70% Class B    $37.58            --                 --            --       15.84%
      All contract charges                          --           853            $34,768          1.23%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2016  1.15% contract charge Class A             $21.83            35            $   757          0.65%      (0.73)%
2015  1.15% contract charge Class A             $21.99            37            $   805          0.57%      (0.72)%
2014  1.15% contract charge Class A             $22.15            57            $ 1,265          0.39%       0.36%
2013  1.15% contract charge Class A             $22.07            62            $ 1,379          0.20%      (2.78)%
2012  1.15% contract charge Class A             $22.70            79            $ 1,803          0.23%      (0.18)%

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                              -------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                              UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                              ---------- ----------------- ----------------- ------------- --------
EQ/INTERMEDIATE GOVERNMENT BOND
2016  Lowest contract charges 0.50% Class B     $24.91            --                 --            --       (0.08)%
      Highest contract charges 1.70% Class B    $18.23            --                 --            --       (1.25)%
      All contract charges                          --         1,217            $23,592          0.65%         --
2015  Lowest contract charges 0.50% Class B     $24.93            --                 --            --       (0.04)%
      Highest contract charges 1.70% Class B    $18.46            --                 --            --       (1.28)%
      All contract charges                          --         1,316            $25,749          0.57%         --
2014  Lowest contract charges 0.50% Class B     $24.94            --                 --            --        1.01%
      Highest contract charges 1.70% Class B    $18.70            --                 --            --       (0.21)%
      All contract charges                          --         1,471            $29,089          0.39%         --
2013  Lowest contract charges 0.50% Class B     $24.69            --                 --            --       (2.14)%
      Highest contract charges 1.70% Class B    $18.74            --                 --            --       (3.30)%
      All contract charges                          --         1,622            $32,039          0.20%         --
2012  Lowest contract charges 0.50% Class B     $25.23            --                 --            --        0.48%
      Highest contract charges 1.70% Class B    $19.38            --                 --            --       (0.72)%
      All contract charges                          --         1,948            $39,663          0.23%         --
EQ/INTERNATIONAL EQUITY INDEX
2016  1.15% contract charge Class A             $14.84           323            $ 4,798          2.67%       1.02%
2015  1.15% contract charge Class A             $14.69           343            $ 5,042          2.29%      (3.23)%
2014  1.15% contract charge Class A             $15.18           361            $ 5,475          2.93%      (8.00)%
2013  1.15% contract charge Class A             $16.50           387            $ 6,388          2.23%      20.09%
2012  1.15% contract charge Class A             $13.74           408            $ 5,606          2.93%      14.98%
EQ/INTERNATIONAL EQUITY INDEX
2016  Lowest contract charges 0.50% Class B     $16.47            --                 --            --        1.67%
      Highest contract charges 1.70% Class B    $12.65            --                 --            --        0.40%
      All contract charges                          --         2,899            $38,990          2.67%         --
2015  Lowest contract charges 0.50% Class B     $16.20            --                 --            --       (2.64)%
      Highest contract charges 1.70% Class B    $12.60            --                 --            --       (3.74)%
      All contract charges                          --         3,163            $42,261          2.29%         --
2014  Lowest contract charges 0.50% Class B     $16.64            --                 --            --       (7.35)%
      Highest contract charges 1.70% Class B    $13.09            --                 --            --       (8.53)%
      All contract charges                          --         3,310            $45,818          2.93%         --
2013  Lowest contract charges 0.50% Class B     $17.96            --                 --            --       20.86%
      Highest contract charges 1.70% Class B    $14.31            --                 --            --       19.45%
      All contract charges                          --         3,594            $54,178          2.23%         --
2012  Lowest contract charges 0.50% Class B     $14.86            --                 --            --       15.64%
      Highest contract charges 1.70% Class B    $11.98            --                 --            --       14.31%
      All contract charges                          --         3,902            $49,142          2.93%         --
EQ/LARGE CAP GROWTH INDEX
2016  Lowest contract charges 0.50% Class B     $15.87            --                 --            --        5.87%
      Highest contract charges 1.70% Class B    $12.80            --                 --            --        4.49%
      All contract charges                          --         3,753            $50,997          1.04%         --
2015  Lowest contract charges 1.15% Class B     $13.44            --                 --            --        3.62%
      Highest contract charges 1.70% Class B    $12.25            --                 --            --        3.11%
      All contract charges                          --         3,906            $50,024          0.86%         --
2014  Lowest contract charges 1.15% Class B     $12.97            --                 --            --       10.95%
      Highest contract charges 1.70% Class B    $11.88            --                 --            --       10.31%
      All contract charges                          --         4,140            $51,302          0.89%         --
2013  Lowest contract charges 1.15% Class B     $11.69            --                 --            --       31.05%
      Highest contract charges 1.70% Class B    $10.77            --                 --            --       30.23%
      All contract charges                          --         4,515            $50,576          0.95%         --
2012  Lowest contract charges 1.15% Class B     $ 8.92            --                 --            --       13.34%
      Highest contract charges 1.70% Class B    $ 8.27            --                 --            --       12.82%
      All contract charges                          --         4,848            $41,572          1.19%         --

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                              -------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                              UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                              ---------- ----------------- ----------------- ------------- --------
EQ/LARGE CAP VALUE INDEX
2016  Lowest contract charges 1.15% Class B     $10.68            --                 --            --       15.21%
      Highest contract charges 1.70% Class B    $10.03            --                 --            --       14.50%
      All contract charges                          --         1,023            $10,670          2.02%         --
2015  Lowest contract charges 1.15% Class B     $ 9.27            --                 --            --       (5.60)%
      Highest contract charges 1.70% Class B    $ 8.76            --                 --            --       (6.01)%
      All contract charges                          --         1,042            $ 9,477          1.88%         --
2014  Lowest contract charges 1.15% Class B     $ 9.82            --                 --            --       11.34%
      Highest contract charges 1.70% Class B    $ 9.32            --                 --            --       10.69%
      All contract charges                          --         1,085            $10,465          1.50%         --
2013  Lowest contract charges 1.15% Class B     $ 8.82            --                 --            --       30.09%
      Highest contract charges 1.70% Class B    $ 8.42            --                 --            --       29.34%
      All contract charges                          --         1,011            $ 8,777          1.64%         --
2012  Lowest contract charges 1.15% Class B     $ 6.78            --                 --            --       15.31%
      Highest contract charges 1.70% Class B    $ 6.51            --                 --            --       14.61%
      All contract charges                          --           805            $ 5,400          1.98%         --
EQ/MID CAP INDEX
2016  Lowest contract charges 0.50% Class B     $23.31            --                 --            --       19.29%
      Highest contract charges 1.70% Class B    $19.12            --                 --            --       17.88%
      All contract charges                          --         1,734            $34,701          1.09%         --
2015  Lowest contract charges 0.50% Class B     $19.54            --                 --            --       (3.36)%
      Highest contract charges 1.70% Class B    $16.22            --                 --            --       (4.53)%
      All contract charges                          --         1,796            $30,374          0.83%         --
2014  Lowest contract charges 0.50% Class B     $20.22            --                 --            --        8.48%
      Highest contract charges 1.70% Class B    $16.99            --                 --            --        7.12%
      All contract charges                          --         1,909            $33,677          0.78%         --
2013  Lowest contract charges 0.50% Class B     $18.64            --                 --            --       31.92%
      Highest contract charges 1.70% Class B    $15.86            --                 --            --       30.32%
      All contract charges                          --         2,100            $34,477          0.76%         --
2012  Lowest contract charges 0.50% Class B     $14.13            --                 --            --       16.49%
      Highest contract charges 1.70% Class B    $12.17            --                 --            --       15.14%
      All contract charges                          --         2,217            $27,826          0.95%         --
EQ/MONEY MARKET
2016  1.15% contract charge Class A             $30.43            89            $ 2,700          0.00%      (1.14)%
2015  1.15% contract charge Class A             $30.78           106            $ 3,249          0.00%      (1.16)%
2014  1.15% contract charge Class A             $31.14           104            $ 3,226          0.00%      (1.14)%
2013  1.15% contract charge Class A             $31.50           119            $ 3,759          0.00%      (1.16)%
2012  1.15% contract charge Class A             $31.87           137            $ 4,371          0.00%      (1.15)%
EQ/MONEY MARKET
2016  Lowest contract charges 0.00% Class B     $44.43            --                 --            --        0.00%
      Highest contract charges 1.70% Class B    $24.20            --                 --            --       (1.67)%
      All contract charges                          --         1,071            $28,766          0.00%         --
2015  Lowest contract charges 0.00% Class B     $44.43            --                 --            --        0.00%
      Highest contract charges 1.70% Class B    $24.61            --                 --            --       (1.72)%
      All contract charges                          --         1,133            $30,813          0.00%         --
2014  Lowest contract charges 0.00% Class B     $44.43            --                 --            --        0.00%
      Highest contract charges 1.70% Class B    $25.04            --                 --            --       (1.69)%
      All contract charges                          --         1,356            $37,319          0.00%         --
2013  Lowest contract charges 0.00% Class B     $44.43            --                 --            --        0.00%
      Highest contract charges 1.70% Class B    $25.47            --                 --            --       (1.70)%
      All contract charges                          --         1,614            $44,819          0.00%         --
2012  Lowest contract charges 0.00% Class B     $44.43            --                 --            --        0.00%
      Highest contract charges 1.70% Class B    $25.91            --                 --            --       (1.71)%
      All contract charges                          --         1,692            $47,706          0.00%         --

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                              -------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                              UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                              ---------- ----------------- ----------------- ------------- --------
EQ/QUALITY BOND PLUS(U)
2016  Lowest contract charges 0.50% Class B     $20.36            --                 --            --        0.69%
      Highest contract charges 1.70% Class B    $15.36            --                 --            --       (0.52)%
      All contract charges                          --         2,092            $34,262          1.03%         --
2015  Lowest contract charges 0.50% Class B     $20.22            --                 --            --       (0.30)%
      Highest contract charges 1.70% Class B    $15.44            --                 --            --       (1.47)%
      All contract charges                          --         2,498            $41,622          1.04%         --
2014  Lowest contract charges 0.50% Class B     $20.28            --                 --            --        2.37%
      Highest contract charges 1.70% Class B    $15.67            --                 --            --        1.16%
      All contract charges                          --         2,788            $46,932          0.97%         --
2013  Lowest contract charges 0.50% Class B     $19.81            --                 --            --       (2.75)%
      Highest contract charges 1.70% Class B    $15.49            --                 --            --       (3.97)%
      All contract charges                          --         3,083            $51,034          0.61%         --
2012  Lowest contract charges 1.15% Class B     $17.96            --                 --            --        1.47%
      Highest contract charges 1.70% Class B    $16.13            --                 --            --        0.94%
      All contract charges                          --           778            $13,254          0.58%         --
EQ/SMALL COMPANY INDEX
2016  Lowest contract charges 1.15% Class B     $29.34            --                 --            --       19.17%
      Highest contract charges 1.70% Class B    $26.39            --                 --            --       18.50%
      All contract charges                          --           679            $19,005          1.11%         --
2015  Lowest contract charges 1.15% Class B     $24.62            --                 --            --       (5.67)%
      Highest contract charges 1.70% Class B    $22.27            --                 --            --       (6.19)%
      All contract charges                          --           757            $17,839          0.88%         --
2014  Lowest contract charges 1.15% Class B     $26.10            --                 --            --        3.61%
      Highest contract charges 1.70% Class B    $23.74            --                 --            --        3.04%
      All contract charges                          --           786            $19,697          0.75%         --
2013  Lowest contract charges 1.15% Class B     $25.19            --                 --            --       35.87%
      Highest contract charges 1.70% Class B    $23.04            --                 --            --       35.13%
      All contract charges                          --           899            $21,750          0.94%         --
2012  Lowest contract charges 1.15% Class B     $18.54            --                 --            --       14.23%
      Highest contract charges 1.70% Class B    $17.05            --                 --            --       13.59%
      All contract charges                          --           976            $17,421          1.48%         --
MULTIMANAGER TECHNOLOGY
2016  Lowest contract charge 0.50% Class B      $23.63            --                 --            --        8.39%
      Highest contract charge 1.60% Class B     $20.00            --                 --            --        7.18%
      All contract charges                          --         1,131            $23,152          0.01%         --
2015  Lowest contract charge 0.50% Class B      $21.80            --                 --            --        5.77%
      Highest contract charge 1.60% Class B     $18.66            --                 --            --        4.60%
      All contract charges                          --         1,326            $25,314          0.00%         --
2014  Lowest contract charge 0.50% Class B      $20.61            --                 --            --       12.99%
      Highest contract charge 1.60% Class B     $17.84            --                 --            --       11.78%
      All contract charges                          --         1,383            $25,169          0.00%         --
2013  Lowest contract charge 0.50% Class B      $18.24            --                 --            --       34.91%
      Highest contract charge 1.70% Class B     $15.77            --                 --            --       33.31%
      All contract charges                          --         1,432            $23,251          0.00%         --
2012  Lowest contract charge 0.50% Class B      $13.52            --                 --            --       12.85%
      Highest contract charge 1.70% Class B     $11.83            --                 --            --       11.50%
      All contract charges                          --         1,632            $19,802          0.00%         --

   ----------
  (a)Units were made available on May 20, 2013.
  (b)AXA International Core Managed Volatility replaced EQ/MFS International Growth due to a fund substitution on June 21, 2013.
  (c)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund substitution on June 21, 2013.
  (d)AXA Large Cap Core Managed Volatility replaced EQ/Capital Guardian Research due to a fund substitution on June 21, 2013.
  (e)AXA Large Cap Core Managed Volatility replaced EQ/Davis New York Venture due to a fund substitution on June 21, 2013.
  (f)AXA Large Cap Core Managed Volatility replaced EQ/Lord Abbett Large Cap Core due to a fund substitution on June 21, 2013.
  (g)AXA Large Cap Core Managed Volatility replaced EQ/UBS Growth and Income due to a fund substitution on June 21, 2013.
  (h)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund substitution on June 21, 2013.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2016

7. Financial Highlights (Concluded)

  (i)AXA Large Cap Growth Managed Volatility replaced EQ/T. Rowe Price Growth Stock due to a fund substitution on June 21, 2013.
  (j)AXA Large Cap Growth Managed Volatility replaced EQ/Wells Fargo Omega Growth due to a fund substitution on June 21, 2013.
  (k)Units were made available on July 1, 2013.
  (l)AXA 2000 Managed Volatility replaced Multimanager Small Cap Growth due to a fund substitution on July 12, 2013.
  (m)AXA 2000 Managed Volatility replaced Multimanager Small Cap Value due to a fund substitution on July 12, 2013.
  (n)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund substitution on July 12, 2013.
  (o)AXA Large Cap Growth Managed Volatility replaced EQ/Montag & Caldwell Growth due to a fund substitution on July 12, 2013.
  (p)AXA Large Cap Growth Managed Volatility replaced Multimanager Aggressive Equity due to a fund substitution on July 12, 2013.
  (q)AXA 400 Managed Volatility replaced Multimanager Mid Cap Growth due to a fund substitution on July 19, 2013.
  (r)AXA/AB Short Duration Government Bond replaced EQ/PIMCO Ultra Short Bond due to a fund substitution on July 19, 2013.
  (s)AXA Global Equity Managed Volatility replaced EQ/Oppenheimer Global due to a fund substitution on July 19, 2013.
  (t)AXA Mid Cap Value Managed Volatility replaced Multimanager Mid Cap Value due to a fund substitution on July 19, 2013.
  (u)EQ/Quality Bond PLUS replaced Multimanager Core Bond due to a fund substitution on July 19, 2013.
  (v)EQ/Core Bond Index replaced EQ/Global Bond PLUS due to a fund substitution on July 26, 2013.
  (w)EQ/Core Bond Index replaced Multimanager Multi-Sector Bond due to a fund substitution on July 26, 2013.
  (x)AXA Large Cap Value Managed Volatility replaced EQ/BlackRock Basic Value Equity due to a fund substitution on July 26, 2013.
  (y)AXA Large Cap Value Managed Volatility replaced EQ/Boston Advisors Equity Income due to a fund substitution on July 26, 2013.
  (z)AXA Large Cap Value Managed Volatility replaced EQ/JPMorgan Value Opportunities due to a fund substitution on July 26, 2013.
 (aa)AXA Large Cap Value Managed Volatility replaced EQ/Invesco Comstock due to a fund substitution on July 26, 2013.
 (ab)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund substitution on July 26, 2013.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

8. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2016 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............  FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2016............  FSA-3
   Statements of Operations for the Year Ended December 31, 2016...... FSA-22
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2016 and 2015....................................... FSA-29
   Notes to Financial Statements...................................... FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............    F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2016 and 2015............    F-2
   Consolidated Statements of Earnings (Loss), Years Ended
     December 31, 2016, 2015 and 2014.................................    F-3
   Consolidated Statements of Comprehensive Income (Loss), Years
     Ended December 31, 2016, 2015 and 2014...........................    F-4
   Consolidated Statements of Equity, Years Ended December 31, 2016,
     2015 and 2014....................................................    F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2016, 2015 and 2014..............................................    F-6
   Notes to Consolidated Financial Statements.........................    F-8

                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Investment Options constituting Separate Account No. 49 of AXA Equitable Life Insurance Company ("AXA Equitable"), indicated in Note 1, as of December 31, 2016, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 17, 2017

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

                                                                         AXA 2000         AXA
                                       1290 VT SOCIALLY AXA 400 MANAGED   MANAGED     AGGRESSIVE    AXA BALANCED AXA CONSERVATIVE
                                         RESPONSIBLE*     VOLATILITY*   VOLATILITY*   ALLOCATION*    STRATEGY*     ALLOCATION*
                                       ---------------- --------------- ------------ -------------- ------------ ----------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............   $66,511,678     $326,053,349   $527,554,422 $2,353,407,571 $430,876,088  $1,148,414,038
Receivable for shares of the
 Portfolios sold......................        50,382           94,753         59,949        717,045       51,362              --
Receivable for policy-related
 transactions.........................            --               --             --             --           --          11,060
                                         -----------     ------------   ------------ -------------- ------------  --------------
   Total assets.......................    66,562,060      326,148,102    527,614,371  2,354,124,616  430,927,450   1,148,425,098
                                         -----------     ------------   ------------ -------------- ------------  --------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................            --               --             --             --           --          11,060
Payable for policy-related
 transactions.........................        50,382           94,753         59,949        717,045       51,362              --
                                         -----------     ------------   ------------ -------------- ------------  --------------
   Total liabilities..................        50,382           94,753         59,949        717,045       51,362          11,060
                                         -----------     ------------   ------------ -------------- ------------  --------------
NET ASSETS............................   $66,511,678     $326,053,349   $527,554,422 $2,353,407,571 $430,876,088  $1,148,414,038
                                         ===========     ============   ============ ============== ============  ==============

NET ASSETS:
Accumulation unit values..............   $66,448,704     $325,978,401   $527,274,443 $2,353,275,311 $430,864,630  $1,148,298,049
Retained by AXA Equitable in Separate
 Account No. 49.......................        62,974           74,948        279,979        132,260       11,458         115,989
                                         -----------     ------------   ------------ -------------- ------------  --------------
TOTAL NET ASSETS......................   $66,511,678     $326,053,349   $527,554,422 $2,353,407,571 $430,876,088  $1,148,414,038
                                         ===========     ============   ============ ============== ============  ==============

Investments in shares of the
 Portfolios, at cost..................   $64,525,505     $299,252,639   $486,331,858 $2,263,644,148 $372,090,627  $1,178,850,620

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                            AXA                                    AXA GLOBAL
                                                        CONSERVATIVE     AXA            AXA          EQUITY
                                                           GROWTH    CONSERVATIVE  CONSERVATIVE-     MANAGED     AXA GROWTH
                                                         STRATEGY*    STRATEGY*   PLUS ALLOCATION* VOLATILITY*   STRATEGY*
                                                        ------------ ------------ ---------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $171,677,327 $102,861,897  $1,076,836,779  $849,836,576 $725,062,065
Receivable for shares of the Portfolios sold...........      106,935      211,288         401,377        75,440      253,847
                                                        ------------ ------------  --------------  ------------ ------------
   Total assets........................................  171,784,262  103,073,185   1,077,238,156   849,912,016  725,315,912
                                                        ------------ ------------  --------------  ------------ ------------

LIABILITIES:
Payable for policy-related transactions................      106,935      211,288         401,377        75,440      253,847
                                                        ------------ ------------  --------------  ------------ ------------
   Total liabilities...................................      106,935      211,288         401,377        75,440      253,847
                                                        ------------ ------------  --------------  ------------ ------------
NET ASSETS............................................. $171,677,327 $102,861,897  $1,076,836,779  $849,836,576 $725,062,065
                                                        ============ ============  ==============  ============ ============

NET ASSETS:
Accumulation unit values............................... $171,672,127 $102,857,389  $1,076,770,877  $849,824,679 $725,051,774
Retained by AXA Equitable in Separate Account No. 49...        5,200        4,508          65,902        11,897       10,291
                                                        ------------ ------------  --------------  ------------ ------------
TOTAL NET ASSETS....................................... $171,677,327 $102,861,897  $1,076,836,779  $849,836,576 $725,062,065
                                                        ============ ============  ==============  ============ ============

Investments in shares of the Portfolios, at cost....... $155,025,133 $ 99,965,388  $1,094,851,899  $716,258,378 $589,276,703

                                                             AXA
                                                        INTERNATIONAL
                                                        CORE MANAGED
                                                         VOLATILITY*
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $883,755,170
Receivable for shares of the Portfolios sold...........      273,517
                                                        ------------
   Total assets........................................  884,028,687
                                                        ------------

LIABILITIES:
Payable for policy-related transactions................      273,517
                                                        ------------
   Total liabilities...................................      273,517
                                                        ------------
NET ASSETS............................................. $883,755,170
                                                        ============

NET ASSETS:
Accumulation unit values............................... $883,719,322
Retained by AXA Equitable in Separate Account No. 49...       35,848
                                                        ------------
TOTAL NET ASSETS....................................... $883,755,170
                                                        ============

Investments in shares of the Portfolios, at cost....... $871,445,896

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                        AXA                       AXA LARGE      AXA LARGE     AXA MID CAP
                                                   INTERNATIONAL AXA LARGE CAP   CAP GROWTH      CAP VALUE        VALUE
                                                   VALUE MANAGED CORE MANAGED      MANAGED        MANAGED        MANAGED
                                                    VOLATILITY*   VOLATILITY*    VOLATILITY*    VOLATILITY*    VOLATILITY*
                                                   ------------- -------------- -------------- -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................ $420,902,064  $1,518,126,199 $2,787,378,313 $2,707,987,285 $1,264,267,361
Receivable for shares of the Portfolios sold......      173,704         626,059        624,517        915,811        344,886
                                                   ------------  -------------- -------------- -------------- --------------
   Total assets...................................  421,075,768   1,518,752,258  2,788,002,830  2,708,903,096  1,264,612,247
                                                   ------------  -------------- -------------- -------------- --------------

LIABILITIES:
Payable for policy-related transactions...........      173,704         626,059        624,517        915,811        344,886
                                                   ------------  -------------- -------------- -------------- --------------
   Total liabilities..............................      173,704         626,059        624,517        915,811        344,886
                                                   ------------  -------------- -------------- -------------- --------------
NET ASSETS........................................ $420,902,064  $1,518,126,199 $2,787,378,313 $2,707,987,285 $1,264,267,361
                                                   ============  ============== ============== ============== ==============

NET ASSETS:
Accumulation unit values.......................... $420,878,963  $1,517,940,386 $2,787,262,935 $2,707,920,225 $1,264,191,905
Retained by AXA Equitable in Separate Account
 No. 49...........................................       23,101         185,813        115,378         67,060         75,456
                                                   ------------  -------------- -------------- -------------- --------------
TOTAL NET ASSETS.................................. $420,902,064  $1,518,126,199 $2,787,378,313 $2,707,987,285 $1,264,267,361
                                                   ============  ============== ============== ============== ==============

Investments in shares of the Portfolios, at cost.. $410,834,617  $1,249,301,862 $2,245,398,438 $2,130,299,333 $  802,825,846


                                                    AXA MODERATE
                                                    ALLOCATION*
                                                   --------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................ $4,750,115,746
Receivable for shares of the Portfolios sold......        651,839
                                                   --------------
   Total assets...................................  4,750,767,585
                                                   --------------

LIABILITIES:
Payable for policy-related transactions...........        651,839
                                                   --------------
   Total liabilities..............................        651,839
                                                   --------------
NET ASSETS........................................ $4,750,115,746
                                                   ==============

NET ASSETS:
Accumulation unit values.......................... $4,749,907,163
Retained by AXA Equitable in Separate Account
 No. 49...........................................        208,583
                                                   --------------
TOTAL NET ASSETS.................................. $4,750,115,746
                                                   ==============

Investments in shares of the Portfolios, at cost.. $4,627,656,671

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                          AXA/AB SHORT                  AXA/FRANKLIN
                                                                            DURATION                      BALANCED
                                         AXA MODERATE   AXA MODERATE-PLUS  GOVERNMENT  AXA/AB SMALL CAP   MANAGED
                                       GROWTH STRATEGY*    ALLOCATION*       BOND*         GROWTH*      VOLATILITY*
                                       ---------------- ----------------- ------------ ---------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............   $822,352,652    $7,475,605,933   $573,786,415   $461,378,725   $733,525,329
Receivable for shares of the
 Portfolios sold......................        194,260         2,021,964        147,714        108,432             --
Receivable for policy-related
 transactions.........................             --                --             --             --         39,103
                                         ------------    --------------   ------------   ------------   ------------
   Total assets.......................    822,546,912     7,477,627,897    573,934,129    461,487,157    733,564,432
                                         ------------    --------------   ------------   ------------   ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................             --                --             --             --         39,103
Payable for policy-related
 transactions.........................        194,260         2,021,964        147,714        108,432             --
                                         ------------    --------------   ------------   ------------   ------------
   Total liabilities..................        194,260         2,021,964        147,714        108,432         39,103
                                         ------------    --------------   ------------   ------------   ------------
NET ASSETS............................   $822,352,652    $7,475,605,933   $573,786,415   $461,378,725   $733,525,329
                                         ============    ==============   ============   ============   ============

NET ASSETS:
Accumulation unit values..............   $822,254,509    $7,475,281,333   $573,462,647   $461,337,143   $733,465,198
Retained by AXA Equitable in Separate
 Account No. 49.......................         98,143           324,600        323,768         41,582         60,131
                                         ------------    --------------   ------------   ------------   ------------
TOTAL NET ASSETS......................   $822,352,652    $7,475,605,933   $573,786,415   $461,378,725   $733,525,329
                                         ============    ==============   ============   ============   ============

Investments in shares of the
 Portfolios, at cost..................   $683,199,588    $7,329,836,109   $579,462,516   $478,189,289   $677,392,928

                                        AXA/FRANKLIN
                                       SMALL CAP VALUE
                                           MANAGED
                                         VOLATILITY*
                                       ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............  $136,223,681
Receivable for shares of the
 Portfolios sold......................        75,806
Receivable for policy-related
 transactions.........................            --
                                        ------------
   Total assets.......................   136,299,487
                                        ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................            --
Payable for policy-related
 transactions.........................        75,806
                                        ------------
   Total liabilities..................        75,806
                                        ------------
NET ASSETS............................  $136,223,681
                                        ============

NET ASSETS:
Accumulation unit values..............  $136,219,613
Retained by AXA Equitable in Separate
 Account No. 49.......................         4,068
                                        ------------
TOTAL NET ASSETS......................  $136,223,681
                                        ============

Investments in shares of the
 Portfolios, at cost..................  $104,099,371

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                        AXA/FRANKLIN               AXA/MUTUAL
                                         TEMPLETON                  LARGE CAP   AXA/TEMPLETON
                                         ALLOCATION                  EQUITY     GLOBAL EQUITY
                                          MANAGED      AXA/JANUS     MANAGED       MANAGED     EQ/COMMON      EQ/CORE
                                        VOLATILITY*   ENTERPRISE*  VOLATILITY*   VOLATILITY*  STOCK INDEX*  BOND INDEX*
                                       -------------- ------------ ------------ ------------- ------------ --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $1,130,756,185 $379,966,404 $167,036,430 $263,062,841  $821,689,657 $1,426,250,250
Receivable for shares of the
 Portfolios sold......................        262,917      373,695       26,917    1,096,608       160,507        218,802
                                       -------------- ------------ ------------ ------------  ------------ --------------
   Total assets.......................  1,131,019,102  380,340,099  167,063,347  264,159,449   821,850,164  1,426,469,052
                                       -------------- ------------ ------------ ------------  ------------ --------------

LIABILITIES:
Payable for policy-related
 transactions.........................        262,917      373,695       26,917    1,096,608       160,507        218,802
                                       -------------- ------------ ------------ ------------  ------------ --------------
   Total liabilities..................        262,917      373,695       26,917    1,096,608       160,507        218,802
                                       -------------- ------------ ------------ ------------  ------------ --------------
NET ASSETS............................ $1,130,756,185 $379,966,404 $167,036,430 $263,062,841  $821,689,657 $1,426,250,250
                                       ============== ============ ============ ============  ============ ==============

NET ASSETS:
Accumulation unit values.............. $1,130,649,531 $379,947,131 $167,014,708 $263,051,756  $821,558,970 $1,426,089,503
Retained by AXA Equitable in Separate
 Account No. 49.......................        106,654       19,273       21,722       11,085       130,687        160,747
                                       -------------- ------------ ------------ ------------  ------------ --------------
TOTAL NET ASSETS...................... $1,130,756,185 $379,966,404 $167,036,430 $263,062,841  $821,689,657 $1,426,250,250
                                       ============== ============ ============ ============  ============ ==============

Investments in shares of the
 Portfolios, at cost.................. $  826,117,795 $426,387,872 $110,075,246 $234,670,149  $531,880,170 $1,448,714,043

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                     EQ/LARGE
                                                        EQ/GAMCO      EQ/GAMCO    EQ/INTERMEDIATE                      CAP
                                       EQ/EQUITY 500   MERGERS AND  SMALL COMPANY   GOVERNMENT    EQ/INTERNATIONAL    GROWTH
                                          INDEX*      ACQUISITIONS*    VALUE*          BOND*       EQUITY INDEX*      INDEX*
                                       -------------- ------------- ------------- --------------- ---------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $1,837,123,246 $164,727,581  $919,932,414   $194,695,303     $616,896,894   $591,159,994
Receivable for shares of the
 Portfolios sold......................        293,343       20,725        17,843             --            1,389        359,999
Receivable for policy-related
 transactions.........................             --           --            --        109,524               --             --
                                       -------------- ------------  ------------   ------------     ------------   ------------
   Total assets.......................  1,837,416,589  164,748,306   919,950,257    194,804,827      616,898,283    591,519,993
                                       -------------- ------------  ------------   ------------     ------------   ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................             --           --            --        109,524               --             --
Payable for policy-related
 transactions.........................        293,343       20,725        17,843             --            1,389        359,999
                                       -------------- ------------  ------------   ------------     ------------   ------------
   Total liabilities..................        293,343       20,725        17,843        109,524            1,389        359,999
                                       -------------- ------------  ------------   ------------     ------------   ------------
NET ASSETS............................ $1,837,123,246 $164,727,581  $919,932,414   $194,695,303     $616,896,894   $591,159,994
                                       ============== ============  ============   ============     ============   ============

NET ASSETS:
Accumulation unit values.............. $1,837,045,329 $164,621,397  $919,875,369   $194,689,470     $616,874,177   $591,067,845
Retained by AXA Equitable in Separate
 Account No. 49.......................         77,917      106,184        57,045          5,833           22,717         92,149
                                       -------------- ------------  ------------   ------------     ------------   ------------
TOTAL NET ASSETS...................... $1,837,123,246 $164,727,581  $919,932,414   $194,695,303     $616,896,894   $591,159,994
                                       ============== ============  ============   ============     ============   ============

Investments in shares of the
 Portfolios, at cost.................. $1,377,071,400 $164,101,555  $692,102,704   $195,960,769     $642,058,743   $589,685,848

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                        EQ/LARGE                                               EQ/SMALL
                                        CAP VALUE    EQ/MID CAP    EQ/MONEY     EQ/QUALITY     COMPANY    MULTIMANAGER
                                         INDEX*        INDEX*      MARKET*      BOND PLUS*      INDEX*    TECHNOLOGY*
                                       ------------ ------------ ------------ -------------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $458,995,263 $898,298,593 $707,410,725 $1,016,590,929 $535,220,096 $479,103,811
Receivable for shares of the
 Portfolios sold......................           --           --           --        367,801           --      258,832
Receivable for policy-related
 transactions.........................       21,335       80,969   15,166,940             --       80,089           --
                                       ------------ ------------ ------------ -------------- ------------ ------------
   Total assets.......................  459,016,598  898,379,562  722,577,665  1,016,958,730  535,300,185  479,362,643
                                       ------------ ------------ ------------ -------------- ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................       21,335       80,969   15,166,940             --       80,089           --
Payable for policy-related
 transactions.........................           --           --           --        367,801           --      258,832
                                       ------------ ------------ ------------ -------------- ------------ ------------
   Total liabilities..................       21,335       80,969   15,166,940        367,801       80,089      258,832
                                       ------------ ------------ ------------ -------------- ------------ ------------
NET ASSETS............................ $458,995,263 $898,298,593 $707,410,725 $1,016,590,929 $535,220,096 $479,103,811
                                       ============ ============ ============ ============== ============ ============

NET ASSETS:
Accumulation unit values.............. $458,948,969 $898,262,593 $707,122,942 $1,016,589,526 $535,204,768 $479,082,131
Retained by AXA Equitable in Separate
 Account No. 49.......................       46,294       36,000      287,783          1,403       15,328       21,680
                                       ------------ ------------ ------------ -------------- ------------ ------------
TOTAL NET ASSETS...................... $458,995,263 $898,298,593 $707,410,725 $1,016,590,929 $535,220,096 $479,103,811
                                       ============ ============ ============ ============== ============ ============

Investments in shares of the
 Portfolios, at cost.................. $392,857,783 $622,685,005 $707,411,538 $1,018,958,572 $501,611,076 $405,031,245

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                               SHARE CLASS** PORTFOLIO SHARES HELD
                                                             --------------- ---------------------
1290 VT SOCIALLY RESPONSIBLE................................        B               5,702,908

AXA 400 MANAGED VOLATILITY..................................        B              15,253,760

AXA 2000 MANAGED VOLATILITY.................................        B              26,332,777

AXA AGGRESSIVE ALLOCATION...................................        B             222,978,705

AXA BALANCED STRATEGY.......................................        B              29,856,437

AXA CONSERVATIVE ALLOCATION.................................        B             122,840,695

AXA CONSERVATIVE GROWTH STRATEGY............................        B              12,599,543

AXA CONSERVATIVE STRATEGY...................................        B               8,627,203

AXA CONSERVATIVE-PLUS ALLOCATION............................        B             112,577,520

AXA GLOBAL EQUITY MANAGED VOLATILITY........................        B              56,773,659

AXA GROWTH STRATEGY.........................................        B              44,160,098

AXA INTERNATIONAL CORE MANAGED VOLATILITY...................        B              96,925,901

AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................        B              36,463,692

AXA LARGE CAP CORE MANAGED VOLATILITY.......................        B             155,649,560

AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................        B             102,604,608

AXA LARGE CAP VALUE MANAGED VOLATILITY......................        B             160,195,065

AXA MID CAP VALUE MANAGED VOLATILITY........................        B              74,347,501

AXA MODERATE ALLOCATION.....................................        B             352,176,729

AXA MODERATE GROWTH STRATEGY................................        B              52,410,498

AXA MODERATE-PLUS ALLOCATION................................        B             706,182,662

AXA/AB SHORT DURATION GOVERNMENT BOND.......................        B              58,258,385

AXA/AB SMALL CAP GROWTH.....................................        B              27,277,108

AXA/FRANKLIN BALANCED MANAGED VOLATILITY....................        B              69,448,576

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.............        B               7,859,542

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY........        B             106,791,650

AXA/JANUS ENTERPRISE........................................        B              24,467,651

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..............        B              12,136,766

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..............        B              22,494,443

EQ/COMMON STOCK INDEX.......................................        B              29,020,107

EQ/CORE BOND INDEX..........................................        B             144,571,768

EQ/EQUITY 500 INDEX.........................................        B              49,494,833

EQ/GAMCO MERGERS AND ACQUISITIONS...........................        B              12,784,969

EQ/GAMCO SMALL COMPANY VALUE................................        B              15,688,356

EQ/INTERMEDIATE GOVERNMENT BOND.............................        B              19,137,790

EQ/INTERNATIONAL EQUITY INDEX...............................        B              74,861,808

EQ/LARGE CAP GROWTH INDEX...................................        B              51,473,740

EQ/LARGE CAP VALUE INDEX....................................        B              53,370,758

EQ/MID CAP INDEX............................................        B              62,218,090

EQ/MONEY MARKET.............................................        B             707,420,771

EQ/QUALITY BOND PLUS........................................        B             120,591,446

EQ/SMALL COMPANY INDEX......................................        B              47,099,947

MULTIMANAGER TECHNOLOGY.....................................        B              23,710,731

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
1290 VT SOCIALLY RESPONSIBLE............  1.20%          B          $14.46        270
1290 VT SOCIALLY RESPONSIBLE............  1.25%          B          $18.87        520
1290 VT SOCIALLY RESPONSIBLE............  1.30%          B          $18.70        397
1290 VT SOCIALLY RESPONSIBLE............  1.35%          B          $14.09         83
1290 VT SOCIALLY RESPONSIBLE............  1.40%          B          $13.97        462
1290 VT SOCIALLY RESPONSIBLE............  1.50%          B          $18.24        673
1290 VT SOCIALLY RESPONSIBLE............  1.55%          B          $13.60        599
1290 VT SOCIALLY RESPONSIBLE............  1.60%          B          $13.48        156
1290 VT SOCIALLY RESPONSIBLE............  1.65%          B          $17.88        714
1290 VT SOCIALLY RESPONSIBLE............  1.70%          B          $13.25        181
1290 VT SOCIALLY RESPONSIBLE............  1.80%          B          $13.01          1

AXA 400 MANAGED VOLATILITY..............  0.95%          B          $13.83         37
AXA 400 MANAGED VOLATILITY..............  1.20%          B          $13.70      2,576
AXA 400 MANAGED VOLATILITY..............  1.25%          B          $13.68      2,279
AXA 400 MANAGED VOLATILITY..............  1.30%          B          $13.65      2,392
AXA 400 MANAGED VOLATILITY..............  1.35%          B          $13.63        267
AXA 400 MANAGED VOLATILITY..............  1.40%          B          $13.60      4,115
AXA 400 MANAGED VOLATILITY..............  1.50%          B          $13.55      3,135
AXA 400 MANAGED VOLATILITY..............  1.55%          B          $13.53      2,433
AXA 400 MANAGED VOLATILITY..............  1.60%          B          $13.50      1,634
AXA 400 MANAGED VOLATILITY..............  1.65%          B          $13.48      4,575
AXA 400 MANAGED VOLATILITY..............  1.70%          B          $13.45        555
AXA 400 MANAGED VOLATILITY..............  1.80%          B          $13.40          8
AXA 400 MANAGED VOLATILITY..............  1.90%          B          $13.35          2

AXA 2000 MANAGED VOLATILITY.............  0.95%          B          $13.85         36
AXA 2000 MANAGED VOLATILITY.............  1.20%          B          $13.73      3,663
AXA 2000 MANAGED VOLATILITY.............  1.25%          B          $13.70      5,156
AXA 2000 MANAGED VOLATILITY.............  1.30%          B          $13.68      3,485
AXA 2000 MANAGED VOLATILITY.............  1.35%          B          $13.65      1,647
AXA 2000 MANAGED VOLATILITY.............  1.40%          B          $13.63      4,640
AXA 2000 MANAGED VOLATILITY.............  1.50%          B          $13.58      6,450
AXA 2000 MANAGED VOLATILITY.............  1.55%          B          $13.55      3,874
AXA 2000 MANAGED VOLATILITY.............  1.60%          B          $13.53      2,202
AXA 2000 MANAGED VOLATILITY.............  1.65%          B          $13.50      6,792
AXA 2000 MANAGED VOLATILITY.............  1.70%          B          $13.48        774
AXA 2000 MANAGED VOLATILITY.............  1.80%          B          $13.43         29
AXA 2000 MANAGED VOLATILITY.............  1.90%          B          $13.38          5

AXA AGGRESSIVE ALLOCATION...............  1.15%          B          $16.38        590
AXA AGGRESSIVE ALLOCATION...............  1.20%          B          $16.27      1,999
AXA AGGRESSIVE ALLOCATION...............  1.25%          B          $17.93     11,458
AXA AGGRESSIVE ALLOCATION...............  1.30%          B          $16.95     33,032
AXA AGGRESSIVE ALLOCATION...............  1.35%          B          $15.96        661
AXA AGGRESSIVE ALLOCATION...............  1.40%          B          $15.85      2,045
AXA AGGRESSIVE ALLOCATION...............  1.50%          B          $17.34     11,647
AXA AGGRESSIVE ALLOCATION...............  1.55%          B          $15.54     23,497
AXA AGGRESSIVE ALLOCATION...............  1.60%          B          $15.44      1,090
AXA AGGRESSIVE ALLOCATION...............  1.65%          B          $16.99     49,890

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
AXA AGGRESSIVE ALLOCATION...............  1.70%          B          $16.87      4,204
AXA AGGRESSIVE ALLOCATION...............  1.90%          B          $14.85         37

AXA BALANCED STRATEGY...................  1.30%          B          $14.98     20,058
AXA BALANCED STRATEGY...................  1.55%          B          $14.70      4,820
AXA BALANCED STRATEGY...................  1.65%          B          $14.58      3,842
AXA BALANCED STRATEGY...................  1.70%          B          $14.53        237

AXA CONSERVATIVE ALLOCATION.............  1.15%          B          $12.71        332
AXA CONSERVATIVE ALLOCATION.............  1.20%          B          $12.63      3,023
AXA CONSERVATIVE ALLOCATION.............  1.25%          B          $13.15      7,237
AXA CONSERVATIVE ALLOCATION.............  1.30%          B          $13.07     14,968
AXA CONSERVATIVE ALLOCATION.............  1.35%          B          $12.38      1,238
AXA CONSERVATIVE ALLOCATION.............  1.40%          B          $12.30      5,562
AXA CONSERVATIVE ALLOCATION.............  1.50%          B          $12.72     11,719
AXA CONSERVATIVE ALLOCATION.............  1.55%          B          $12.06     14,474
AXA CONSERVATIVE ALLOCATION.............  1.60%          B          $11.98      2,763
AXA CONSERVATIVE ALLOCATION.............  1.65%          B          $12.46     26,857
AXA CONSERVATIVE ALLOCATION.............  1.70%          B          $12.38      3,193
AXA CONSERVATIVE ALLOCATION.............  1.80%          B          $11.67         38

AXA CONSERVATIVE GROWTH STRATEGY........  1.30%          B          $14.07      6,838
AXA CONSERVATIVE GROWTH STRATEGY........  1.55%          B          $13.80      2,771
AXA CONSERVATIVE GROWTH STRATEGY........  1.65%          B          $13.69      2,568
AXA CONSERVATIVE GROWTH STRATEGY........  1.70%          B          $13.64        154

AXA CONSERVATIVE STRATEGY...............  1.30%          B          $12.06      4,966
AXA CONSERVATIVE STRATEGY...............  1.55%          B          $11.83      1,813
AXA CONSERVATIVE STRATEGY...............  1.65%          B          $11.74      1,663
AXA CONSERVATIVE STRATEGY...............  1.70%          B          $11.69        171

AXA CONSERVATIVE-PLUS ALLOCATION........  0.95%          B          $13.98         --
AXA CONSERVATIVE-PLUS ALLOCATION........  1.15%          B          $13.62        266
AXA CONSERVATIVE-PLUS ALLOCATION........  1.20%          B          $13.53      1,922
AXA CONSERVATIVE-PLUS ALLOCATION........  1.25%          B          $14.33      8,236
AXA CONSERVATIVE-PLUS ALLOCATION........  1.30%          B          $14.23     13,574
AXA CONSERVATIVE-PLUS ALLOCATION........  1.35%          B          $13.27        685
AXA CONSERVATIVE-PLUS ALLOCATION........  1.40%          B          $13.18      3,501
AXA CONSERVATIVE-PLUS ALLOCATION........  1.50%          B          $13.85     10,891
AXA CONSERVATIVE-PLUS ALLOCATION........  1.55%          B          $12.93     12,186
AXA CONSERVATIVE-PLUS ALLOCATION........  1.60%          B          $12.84      1,744
AXA CONSERVATIVE-PLUS ALLOCATION........  1.65%          B          $13.58     23,314
AXA CONSERVATIVE-PLUS ALLOCATION........  1.70%          B          $13.48      2,415
AXA CONSERVATIVE-PLUS ALLOCATION........  1.80%          B          $12.51         55
AXA CONSERVATIVE-PLUS ALLOCATION........  1.90%          B          $12.35          9

AXA GLOBAL EQUITY MANAGED VOLATILITY....  0.95%          B          $23.24          1
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.20%          B          $22.13      1,641
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.25%          B          $28.70      3,421
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.30%          B          $28.41      4,842
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.35%          B          $21.48        834
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.40%          B          $21.27      3,058
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.50%          B          $27.74      5,317
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.55%          B          $20.66      6,230
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.60%          B          $20.46        981

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------
AXA GLOBAL EQUITY MANAGED
 VOLATILITY...................  1.65%          B          $27.19      6,599
AXA GLOBAL EQUITY MANAGED
 VOLATILITY...................  1.70%          B          $20.06        935
AXA GLOBAL EQUITY MANAGED
 VOLATILITY...................  1.80%          B          $19.67         16
AXA GLOBAL EQUITY MANAGED
 VOLATILITY...................  1.90%          B          $19.28          2

AXA GROWTH STRATEGY...........  1.30%          B          $17.32     22,908
AXA GROWTH STRATEGY...........  1.55%          B          $16.99      9,071
AXA GROWTH STRATEGY...........  1.65%          B          $16.85      9,794
AXA GROWTH STRATEGY...........  1.70%          B          $16.79        549

AXA INTERNATIONAL CORE
 MANAGED VOLATILITY...........  0.95%          B          $13.05         15
AXA INTERNATIONAL CORE
 MANAGED VOLATILITY...........  1.20%          B          $12.48      4,497
AXA INTERNATIONAL CORE
 MANAGED VOLATILITY...........  1.25%          B          $14.45      7,383
AXA INTERNATIONAL CORE
 MANAGED VOLATILITY...........  1.30%          B          $14.32      9,043
AXA INTERNATIONAL CORE
 MANAGED VOLATILITY...........  1.35%          B          $12.15        988
AXA INTERNATIONAL CORE
 MANAGED VOLATILITY...........  1.40%          B          $12.04      6,157
AXA INTERNATIONAL CORE
 MANAGED VOLATILITY...........  1.50%          B          $13.97      8,486
AXA INTERNATIONAL CORE
 MANAGED VOLATILITY...........  1.55%          B          $11.72      9,799
AXA INTERNATIONAL CORE
 MANAGED VOLATILITY...........  1.60%          B          $11.62      3,634
AXA INTERNATIONAL CORE
 MANAGED VOLATILITY...........  1.65%          B          $13.69     15,158
AXA INTERNATIONAL CORE
 MANAGED VOLATILITY...........  1.70%          B          $11.41      1,902
AXA INTERNATIONAL CORE
 MANAGED VOLATILITY...........  1.80%          B          $11.21         21
AXA INTERNATIONAL CORE
 MANAGED VOLATILITY...........  1.90%          B          $11.01          2

AXA INTERNATIONAL VALUE
 MANAGED VOLATILITY...........  0.95%          B          $19.99          4
AXA INTERNATIONAL VALUE
 MANAGED VOLATILITY...........  1.20%          B          $19.02      1,560
AXA INTERNATIONAL VALUE
 MANAGED VOLATILITY...........  1.25%          B          $14.76      3,228
AXA INTERNATIONAL VALUE
 MANAGED VOLATILITY...........  1.30%          B          $14.61      3,329
AXA INTERNATIONAL VALUE
 MANAGED VOLATILITY...........  1.35%          B          $18.46      1,732
AXA INTERNATIONAL VALUE
 MANAGED VOLATILITY...........  1.40%          B          $18.28      1,958
AXA INTERNATIONAL VALUE
 MANAGED VOLATILITY...........  1.50%          B          $14.27      4,389
AXA INTERNATIONAL VALUE
 MANAGED VOLATILITY...........  1.55%          B          $17.74      3,278
AXA INTERNATIONAL VALUE
 MANAGED VOLATILITY...........  1.60%          B          $17.56      1,010
AXA INTERNATIONAL VALUE
 MANAGED VOLATILITY...........  1.65%          B          $13.99      5,587
AXA INTERNATIONAL VALUE
 MANAGED VOLATILITY...........  1.70%          B          $17.21        587
AXA INTERNATIONAL VALUE
 MANAGED VOLATILITY...........  1.80%          B          $16.87         18
AXA INTERNATIONAL VALUE
 MANAGED VOLATILITY...........  1.90%          B          $16.54          2

AXA LARGE CAP CORE MANAGED
 VOLATILITY...................  0.95%          B          $16.63         70
AXA LARGE CAP CORE MANAGED
 VOLATILITY...................  1.20%          B          $15.89      8,768
AXA LARGE CAP CORE MANAGED
 VOLATILITY...................  1.25%          B          $20.29      7,800
AXA LARGE CAP CORE MANAGED
 VOLATILITY...................  1.30%          B          $20.10      8,147
AXA LARGE CAP CORE MANAGED
 VOLATILITY...................  1.35%          B          $15.46      5,543
AXA LARGE CAP CORE MANAGED
 VOLATILITY...................  1.40%          B          $15.32     10,638
AXA LARGE CAP CORE MANAGED
 VOLATILITY...................  1.50%          B          $19.62      7,945
AXA LARGE CAP CORE MANAGED
 VOLATILITY...................  1.55%          B          $14.91     10,512
AXA LARGE CAP CORE MANAGED
 VOLATILITY...................  1.60%          B          $14.77      8,486
AXA LARGE CAP CORE MANAGED
 VOLATILITY...................  1.65%          B          $19.22     17,262
AXA LARGE CAP CORE MANAGED
 VOLATILITY...................  1.70%          B          $14.50      2,469
AXA LARGE CAP CORE MANAGED
 VOLATILITY...................  1.80%          B          $14.24         76
AXA LARGE CAP CORE MANAGED
 VOLATILITY...................  1.90%          B          $13.98          9

AXA LARGE CAP GROWTH MANAGED
 VOLATILITY...................  0.95%          B          $28.44         12
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY...................  1.20%          B          $27.06      7,550
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY...................  1.25%          B          $22.97     13,343

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY...................  1.30%          B          $22.74     15,197
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY...................  1.35%          B          $26.26      3,796
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY...................  1.40%          B          $26.00     11,392
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY...................  1.50%          B          $22.21     18,290
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY...................  1.55%          B          $25.24     13,632
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY...................  1.60%          B          $24.98      5,553
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY...................  1.65%          B          $21.76     26,930
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY...................  1.70%          B          $24.49      2,387
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY...................  1.80%          B          $24.01         43
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY...................  1.90%          B          $23.53         11

AXA LARGE CAP VALUE MANAGED
 VOLATILITY...................  0.95%          B          $22.48          9
AXA LARGE CAP VALUE MANAGED
 VOLATILITY...................  1.20%          B          $21.42     11,657
AXA LARGE CAP VALUE MANAGED
 VOLATILITY...................  1.25%          B          $17.93     17,429
AXA LARGE CAP VALUE MANAGED
 VOLATILITY...................  1.30%          B          $17.76     16,323
AXA LARGE CAP VALUE MANAGED
 VOLATILITY...................  1.35%          B          $20.82      5,728
AXA LARGE CAP VALUE MANAGED
 VOLATILITY...................  1.40%          B          $20.62     16,800
AXA LARGE CAP VALUE MANAGED
 VOLATILITY...................  1.50%          B          $17.33     23,653
AXA LARGE CAP VALUE MANAGED
 VOLATILITY...................  1.55%          B          $20.03     14,633
AXA LARGE CAP VALUE MANAGED
 VOLATILITY...................  1.60%          B          $19.84      7,869
AXA LARGE CAP VALUE MANAGED
 VOLATILITY...................  1.65%          B          $16.99     27,759
AXA LARGE CAP VALUE MANAGED
 VOLATILITY...................  1.70%          B          $19.46      2,900
AXA LARGE CAP VALUE MANAGED
 VOLATILITY...................  1.80%          B          $19.08        127
AXA LARGE CAP VALUE MANAGED
 VOLATILITY...................  1.90%          B          $18.72         28

AXA MID CAP VALUE MANAGED
 VOLATILITY...................  0.95%          B          $29.53          6
AXA MID CAP VALUE MANAGED
 VOLATILITY...................  1.20%          B          $28.10      3,577
AXA MID CAP VALUE MANAGED
 VOLATILITY...................  1.25%          B          $24.67      6,584
AXA MID CAP VALUE MANAGED
 VOLATILITY...................  1.30%          B          $24.42      5,680
AXA MID CAP VALUE MANAGED
 VOLATILITY...................  1.35%          B          $27.27        465
AXA MID CAP VALUE MANAGED
 VOLATILITY...................  1.40%          B          $27.00      5,264
AXA MID CAP VALUE MANAGED
 VOLATILITY...................  1.50%          B          $23.85      9,272
AXA MID CAP VALUE MANAGED
 VOLATILITY...................  1.55%          B          $26.21      5,117
AXA MID CAP VALUE MANAGED
 VOLATILITY...................  1.60%          B          $25.95      2,238
AXA MID CAP VALUE MANAGED
 VOLATILITY...................  1.65%          B          $23.37     11,157
AXA MID CAP VALUE MANAGED
 VOLATILITY...................  1.70%          B          $25.43      1,295
AXA MID CAP VALUE MANAGED
 VOLATILITY...................  1.80%          B          $24.93         21
AXA MID CAP VALUE MANAGED
 VOLATILITY...................  1.90%          B          $24.44          3

AXA MODERATE ALLOCATION.......  0.95%          B          $65.70         --
AXA MODERATE ALLOCATION.......  1.15%          B          $61.72        247
AXA MODERATE ALLOCATION.......  1.20%          B          $60.76      2,169
AXA MODERATE ALLOCATION.......  1.25%          B          $14.98     32,843
AXA MODERATE ALLOCATION.......  1.30%          B          $14.80     66,003
AXA MODERATE ALLOCATION.......  1.35%          B          $57.97        726
AXA MODERATE ALLOCATION.......  1.40%          B          $57.07      3,895
AXA MODERATE ALLOCATION.......  1.50%          B          $14.49     43,490
AXA MODERATE ALLOCATION.......  1.55%          B          $54.44     12,341
AXA MODERATE ALLOCATION.......  1.60%          B          $53.59      1,647
AXA MODERATE ALLOCATION.......  1.65%          B          $14.20     96,121
AXA MODERATE ALLOCATION.......  1.70%          B          $51.94      2,183
AXA MODERATE ALLOCATION.......  1.80%          B          $50.33         20
AXA MODERATE ALLOCATION.......  1.90%          B          $48.77         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------
AXA MODERATE GROWTH STRATEGY..  1.30%          B          $16.42      30,712
AXA MODERATE GROWTH STRATEGY..  1.55%          B          $16.11      11,051
AXA MODERATE GROWTH STRATEGY..  1.65%          B          $15.98       8,237
AXA MODERATE GROWTH STRATEGY..  1.70%          B          $15.92         523

AXA MODERATE-PLUS ALLOCATION..  0.95%          B          $16.01           1
AXA MODERATE-PLUS ALLOCATION..  1.15%          B          $15.60       1,401
AXA MODERATE-PLUS ALLOCATION..  1.20%          B          $15.50       6,515
AXA MODERATE-PLUS ALLOCATION..  1.25%          B          $17.04      46,006
AXA MODERATE-PLUS ALLOCATION..  1.30%          B          $16.93      89,897
AXA MODERATE-PLUS ALLOCATION..  1.35%          B          $15.20       2,278
AXA MODERATE-PLUS ALLOCATION..  1.40%          B          $15.10      10,595
AXA MODERATE-PLUS ALLOCATION..  1.50%          B          $16.48      51,501
AXA MODERATE-PLUS ALLOCATION..  1.55%          B          $14.81      74,331
AXA MODERATE-PLUS ALLOCATION..  1.60%          B          $14.71       4,459
AXA MODERATE-PLUS ALLOCATION..  1.65%          B          $16.15     162,408
AXA MODERATE-PLUS ALLOCATION..  1.70%          B          $16.04      13,349
AXA MODERATE-PLUS ALLOCATION..  1.80%          B          $14.33          36

AXA/AB SHORT DURATION
 GOVERNMENT BOND..............  0.95%          B          $ 9.52          --
AXA/AB SHORT DURATION
 GOVERNMENT BOND..............  1.20%          B          $ 9.44       1,794
AXA/AB SHORT DURATION
 GOVERNMENT BOND..............  1.25%          B          $ 9.42       6,506
AXA/AB SHORT DURATION
 GOVERNMENT BOND..............  1.30%          B          $ 9.40       8,667
AXA/AB SHORT DURATION
 GOVERNMENT BOND..............  1.35%          B          $ 9.38         760
AXA/AB SHORT DURATION
 GOVERNMENT BOND..............  1.40%          B          $ 9.37       4,025
AXA/AB SHORT DURATION
 GOVERNMENT BOND..............  1.50%          B          $ 9.33       9,226
AXA/AB SHORT DURATION
 GOVERNMENT BOND..............  1.55%          B          $ 9.32       7,540
AXA/AB SHORT DURATION
 GOVERNMENT BOND..............  1.60%          B          $ 9.30       1,904
AXA/AB SHORT DURATION
 GOVERNMENT BOND..............  1.65%          B          $ 9.28      19,245
AXA/AB SHORT DURATION
 GOVERNMENT BOND..............  1.70%          B          $ 9.26       1,738
AXA/AB SHORT DURATION
 GOVERNMENT BOND..............  1.80%          B          $ 9.23          14
AXA/AB SHORT DURATION
 GOVERNMENT BOND..............  1.90%          B          $ 9.20           3

AXA/AB SMALL CAP GROWTH.......  0.95%          B          $36.02           5
AXA/AB SMALL CAP GROWTH.......  1.20%          B          $34.28         971
AXA/AB SMALL CAP GROWTH.......  1.25%          B          $26.57       1,766
AXA/AB SMALL CAP GROWTH.......  1.30%          B          $26.30       2,095
AXA/AB SMALL CAP GROWTH.......  1.35%          B          $33.27         777
AXA/AB SMALL CAP GROWTH.......  1.40%          B          $32.94       1,630
AXA/AB SMALL CAP GROWTH.......  1.50%          B          $25.69       2,713
AXA/AB SMALL CAP GROWTH.......  1.55%          B          $31.96       1,922
AXA/AB SMALL CAP GROWTH.......  1.60%          B          $31.65         688
AXA/AB SMALL CAP GROWTH.......  1.65%          B          $25.17       3,209
AXA/AB SMALL CAP GROWTH.......  1.70%          B          $31.02         401
AXA/AB SMALL CAP GROWTH.......  1.80%          B          $30.41           5
AXA/AB SMALL CAP GROWTH.......  1.90%          B          $29.80           1

AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY...................  0.95%          B          $13.92           4
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY...................  1.20%          B          $13.56       2,117
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY...................  1.25%          B          $13.49       5,145
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY...................  1.30%          B          $13.42       8,423
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY...................  1.35%          B          $13.35         645
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY...................  1.40%          B          $13.28       3,834
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY...................  1.50%          B          $13.14       7,093

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY...................  1.55%          B          $13.08      7,750
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY...................  1.60%          B          $13.01      1,810
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY...................  1.65%          B          $12.94     16,862
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY...................  1.70%          B          $12.87      2,041
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY...................  1.80%          B          $12.74          7

AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY...........  0.95%          B          $16.43         --
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY...........  1.20%          B          $16.01        364
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY...........  1.25%          B          $15.93        422
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY...........  1.30%          B          $15.84      2,133
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY...........  1.35%          B          $15.76         61
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY...........  1.40%          B          $15.68        349
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY...........  1.50%          B          $15.51        588
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY...........  1.55%          B          $15.43      1,477
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY...........  1.60%          B          $15.35        147
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY...........  1.65%          B          $15.27      2,923
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY...........  1.70%          B          $15.19        305
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY...........  1.80%          B          $15.03         --

AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY  0.95%          B          $11.89          3
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY  1.15%          B          $11.66        508
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY  1.20%          B          $11.60        876
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY  1.25%          B          $11.55      3,176
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY  1.30%          B          $11.49     27,853
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY  1.35%          B          $11.43        446
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY  1.40%          B          $11.38      1,785
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY  1.50%          B          $11.27      4,168
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY  1.55%          B          $11.21     16,647
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY  1.60%          B          $11.16        813
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY  1.65%          B          $11.10     41,222
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY  1.70%          B          $11.05      2,893
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY  1.80%          B          $10.94          4

AXA/JANUS ENTERPRISE..........  0.95%          B          $20.42          5
AXA/JANUS ENTERPRISE..........  1.20%          B          $19.82        658
AXA/JANUS ENTERPRISE..........  1.25%          B          $19.71      2,196
AXA/JANUS ENTERPRISE..........  1.30%          B          $19.59      3,241
AXA/JANUS ENTERPRISE..........  1.35%          B          $19.47        172
AXA/JANUS ENTERPRISE..........  1.40%          B          $19.36      1,231
AXA/JANUS ENTERPRISE..........  1.50%          B          $19.13      3,093
AXA/JANUS ENTERPRISE..........  1.55%          B          $19.02      3,551
AXA/JANUS ENTERPRISE..........  1.60%          B          $18.91        280
AXA/JANUS ENTERPRISE..........  1.65%          B          $18.79      4,841
AXA/JANUS ENTERPRISE..........  1.70%          B          $18.68        525
AXA/JANUS ENTERPRISE..........  1.80%          B          $18.46          3

AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY...........  1.20%          B          $14.30        273
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY...........  1.25%          B          $14.23      1,032
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY...........  1.30%          B          $14.16      2,518
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY...........  1.35%          B          $14.08         92
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY...........  1.40%          B          $14.01        402
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY...........  1.50%          B          $13.86        849
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY...........  1.55%          B          $13.79      1,607
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY...........  1.60%          B          $13.72        165

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
AXA/MUTUAL LARGE CAP EQUITY MANAGED
 VOLATILITY.............................  1.65%          B         $ 13.65      4,670
AXA/MUTUAL LARGE CAP EQUITY MANAGED
 VOLATILITY.............................  1.70%          B         $ 13.58        435
AXA/MUTUAL LARGE CAP EQUITY MANAGED
 VOLATILITY.............................  1.80%          B         $ 13.43         --

AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY.............................  0.95%          B         $ 11.96         --
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY.............................  1.20%          B         $ 11.65        887
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY.............................  1.25%          B         $ 11.59      1,896
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY.............................  1.30%          B         $ 11.53      4,152
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY.............................  1.35%          B         $ 11.47        143
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY.............................  1.40%          B         $ 11.41      1,246
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY.............................  1.50%          B         $ 11.29      2,502
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY.............................  1.55%          B         $ 11.23      3,026
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY.............................  1.60%          B         $ 11.17        482
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY.............................  1.65%          B         $ 11.11      7,416
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY.............................  1.70%          B         $ 11.06      1,540
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY.............................  1.80%          B         $ 10.94          1

EQ/COMMON STOCK INDEX...................  0.95%          B         $458.22         --
EQ/COMMON STOCK INDEX...................  1.20%          B         $413.19        142
EQ/COMMON STOCK INDEX...................  1.25%          B         $ 20.37      4,572
EQ/COMMON STOCK INDEX...................  1.30%          B         $ 19.94      3,907
EQ/COMMON STOCK INDEX...................  1.35%          B         $388.30        215
EQ/COMMON STOCK INDEX...................  1.40%          B         $380.32        231
EQ/COMMON STOCK INDEX...................  1.50%          B         $ 19.70      8,059
EQ/COMMON STOCK INDEX...................  1.55%          B         $357.37        282
EQ/COMMON STOCK INDEX...................  1.60%          B         $350.03        112
EQ/COMMON STOCK INDEX...................  1.65%          B         $ 19.30      5,744
EQ/COMMON STOCK INDEX...................  1.70%          B         $335.80         32
EQ/COMMON STOCK INDEX...................  1.80%          B         $322.09          1
EQ/COMMON STOCK INDEX...................  1.90%          B         $308.95          1

EQ/CORE BOND INDEX......................  0.65%          B         $ 10.49         21
EQ/CORE BOND INDEX......................  0.95%          B         $ 15.28          6
EQ/CORE BOND INDEX......................  1.20%          B         $ 14.57      7,392
EQ/CORE BOND INDEX......................  1.25%          B         $ 10.10        994
EQ/CORE BOND INDEX......................  1.25%          B         $ 10.86     14,576
EQ/CORE BOND INDEX......................  1.30%          B         $ 10.76     16,060
EQ/CORE BOND INDEX......................  1.35%          B         $ 14.15      3,053
EQ/CORE BOND INDEX......................  1.40%          B         $ 14.02     11,507
EQ/CORE BOND INDEX......................  1.50%          B         $ 10.50     20,592
EQ/CORE BOND INDEX......................  1.55%          B         $ 13.62     13,480
EQ/CORE BOND INDEX......................  1.60%          B         $ 13.49      5,551
EQ/CORE BOND INDEX......................  1.65%          B         $  9.61         61
EQ/CORE BOND INDEX......................  1.65%          B         $ 10.29     25,519
EQ/CORE BOND INDEX......................  1.70%          B         $ 13.23      2,538
EQ/CORE BOND INDEX......................  1.80%          B         $ 12.98         54
EQ/CORE BOND INDEX......................  1.90%          B         $ 12.73         17

EQ/EQUITY 500 INDEX.....................  0.65%          B         $ 20.68         44
EQ/EQUITY 500 INDEX.....................  0.95%          B         $ 52.95          2
EQ/EQUITY 500 INDEX.....................  1.20%          B         $ 49.98      2,947
EQ/EQUITY 500 INDEX.....................  1.25%          B         $ 19.92      1,484
EQ/EQUITY 500 INDEX.....................  1.25%          B         $ 22.36      8,285
EQ/EQUITY 500 INDEX.....................  1.30%          B         $ 22.10      9,452

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
EQ/EQUITY 500 INDEX.....................  1.35%          B         $ 48.28      1,493
EQ/EQUITY 500 INDEX.....................  1.40%          B         $ 47.72      4,236
EQ/EQUITY 500 INDEX.....................  1.50%          B         $ 21.62     10,326
EQ/EQUITY 500 INDEX.....................  1.55%          B         $ 46.09      4,211
EQ/EQUITY 500 INDEX.....................  1.60%          B         $ 45.56      2,386
EQ/EQUITY 500 INDEX.....................  1.65%          B         $ 15.52        147
EQ/EQUITY 500 INDEX.....................  1.65%          B         $ 21.18     18,351
EQ/EQUITY 500 INDEX.....................  1.70%          B         $ 44.52      1,590
EQ/EQUITY 500 INDEX.....................  1.80%          B         $ 43.49         63
EQ/EQUITY 500 INDEX.....................  1.90%          B         $ 42.49          5

EQ/GAMCO MERGERS AND ACQUISITIONS.......  1.20%          B         $ 15.65        453
EQ/GAMCO MERGERS AND ACQUISITIONS.......  1.25%          B         $ 15.56      1,221
EQ/GAMCO MERGERS AND ACQUISITIONS.......  1.30%          B         $ 15.19      1,761
EQ/GAMCO MERGERS AND ACQUISITIONS.......  1.35%          B         $ 15.38         88
EQ/GAMCO MERGERS AND ACQUISITIONS.......  1.40%          B         $ 15.29        861
EQ/GAMCO MERGERS AND ACQUISITIONS.......  1.50%          B         $ 15.11      1,751
EQ/GAMCO MERGERS AND ACQUISITIONS.......  1.55%          B         $ 15.02      1,616
EQ/GAMCO MERGERS AND ACQUISITIONS.......  1.60%          B         $ 14.93        211
EQ/GAMCO MERGERS AND ACQUISITIONS.......  1.65%          B         $ 14.84      2,758
EQ/GAMCO MERGERS AND ACQUISITIONS.......  1.70%          B         $ 14.75        164
EQ/GAMCO MERGERS AND ACQUISITIONS.......  1.80%          B         $ 14.58          2

EQ/GAMCO SMALL COMPANY VALUE............  0.95%          B         $ 72.59         --
EQ/GAMCO SMALL COMPANY VALUE............  1.20%          B         $ 67.56        541
EQ/GAMCO SMALL COMPANY VALUE............  1.25%          B         $ 66.59      1,580
EQ/GAMCO SMALL COMPANY VALUE............  1.30%          B         $101.78      1,615
EQ/GAMCO SMALL COMPANY VALUE............  1.35%          B         $ 64.70        182
EQ/GAMCO SMALL COMPANY VALUE............  1.40%          B         $ 63.78      1,095
EQ/GAMCO SMALL COMPANY VALUE............  1.50%          B         $ 61.96      2,516
EQ/GAMCO SMALL COMPANY VALUE............  1.55%          B         $ 61.08      2,600
EQ/GAMCO SMALL COMPANY VALUE............  1.60%          B         $ 60.20        235
EQ/GAMCO SMALL COMPANY VALUE............  1.65%          B         $ 59.34      2,967
EQ/GAMCO SMALL COMPANY VALUE............  1.70%          B         $ 58.49        457
EQ/GAMCO SMALL COMPANY VALUE............  1.80%          B         $ 56.82          3
EQ/GAMCO SMALL COMPANY VALUE............  1.90%          B         $ 55.20          5

EQ/INTERMEDIATE GOVERNMENT BOND.........  1.20%          B         $ 20.77        850
EQ/INTERMEDIATE GOVERNMENT BOND.........  1.25%          B         $ 11.03      1,246
EQ/INTERMEDIATE GOVERNMENT BOND.........  1.30%          B         $ 10.88      3,571
EQ/INTERMEDIATE GOVERNMENT BOND.........  1.35%          B         $ 19.97        201
EQ/INTERMEDIATE GOVERNMENT BOND.........  1.40%          B         $ 19.72      1,264
EQ/INTERMEDIATE GOVERNMENT BOND.........  1.50%          B         $ 10.66      1,666
EQ/INTERMEDIATE GOVERNMENT BOND.........  1.55%          B         $ 18.96      1,573
EQ/INTERMEDIATE GOVERNMENT BOND.........  1.60%          B         $ 18.71        571
EQ/INTERMEDIATE GOVERNMENT BOND.........  1.65%          B         $ 10.45      3,160
EQ/INTERMEDIATE GOVERNMENT BOND.........  1.70%          B         $ 18.23        230
EQ/INTERMEDIATE GOVERNMENT BOND.........  1.90%          B         $ 17.30          1

EQ/INTERNATIONAL EQUITY INDEX...........  0.95%          B         $ 14.93          4
EQ/INTERNATIONAL EQUITY INDEX...........  1.20%          B         $ 14.13      2,862
EQ/INTERNATIONAL EQUITY INDEX...........  1.25%          B         $ 13.61      5,669
EQ/INTERNATIONAL EQUITY INDEX...........  1.30%          B         $ 13.46      6,310
EQ/INTERNATIONAL EQUITY INDEX...........  1.35%          B         $ 13.67        826

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX...........  1.40%          B         $ 13.52      3,902
EQ/INTERNATIONAL EQUITY INDEX...........  1.50%          B         $ 13.16      6,814
EQ/INTERNATIONAL EQUITY INDEX...........  1.55%          B         $ 13.08      5,647
EQ/INTERNATIONAL EQUITY INDEX...........  1.60%          B         $ 12.94      1,578
EQ/INTERNATIONAL EQUITY INDEX...........  1.65%          B         $ 12.89     10,884
EQ/INTERNATIONAL EQUITY INDEX...........  1.70%          B         $ 12.65      2,039
EQ/INTERNATIONAL EQUITY INDEX...........  1.80%          B         $ 12.38         16
EQ/INTERNATIONAL EQUITY INDEX...........  1.90%          B         $ 12.10          2

EQ/LARGE CAP GROWTH INDEX...............  0.95%          B         $ 14.64         10
EQ/LARGE CAP GROWTH INDEX...............  1.20%          B         $ 14.00      2,332
EQ/LARGE CAP GROWTH INDEX...............  1.25%          B         $ 24.34      2,462
EQ/LARGE CAP GROWTH INDEX...............  1.30%          B         $ 24.12      3,301
EQ/LARGE CAP GROWTH INDEX...............  1.35%          B         $ 13.63      1,582
EQ/LARGE CAP GROWTH INDEX...............  1.40%          B         $ 13.51      4,220
EQ/LARGE CAP GROWTH INDEX...............  1.50%          B         $ 23.53      3,329
EQ/LARGE CAP GROWTH INDEX...............  1.55%          B         $ 13.15      6,593
EQ/LARGE CAP GROWTH INDEX...............  1.60%          B         $ 13.04      2,688
EQ/LARGE CAP GROWTH INDEX...............  1.65%          B         $ 23.06      5,231
EQ/LARGE CAP GROWTH INDEX...............  1.70%          B         $ 12.80      1,477
EQ/LARGE CAP GROWTH INDEX...............  1.80%          B         $ 12.58         30
EQ/LARGE CAP GROWTH INDEX...............  1.90%          B         $ 12.35         10

EQ/LARGE CAP VALUE INDEX................  0.95%          B         $ 10.92          3
EQ/LARGE CAP VALUE INDEX................  1.20%          B         $ 10.62      1,542
EQ/LARGE CAP VALUE INDEX................  1.25%          B         $ 10.56      4,885
EQ/LARGE CAP VALUE INDEX................  1.30%          B         $ 10.50      6,860
EQ/LARGE CAP VALUE INDEX................  1.35%          B         $ 10.59        472
EQ/LARGE CAP VALUE INDEX................  1.40%          B         $ 10.38      2,391
EQ/LARGE CAP VALUE INDEX................  1.50%          B         $ 10.26      6,017
EQ/LARGE CAP VALUE INDEX................  1.55%          B         $ 10.20      5,905
EQ/LARGE CAP VALUE INDEX................  1.60%          B         $ 10.14        860
EQ/LARGE CAP VALUE INDEX................  1.65%          B         $ 10.09     12,861
EQ/LARGE CAP VALUE INDEX................  1.70%          B         $ 10.03      2,856
EQ/LARGE CAP VALUE INDEX................  1.80%          B         $  9.92          6

EQ/MID CAP INDEX........................  0.95%          B         $ 21.65          1
EQ/MID CAP INDEX........................  1.20%          B         $ 20.77      3,770
EQ/MID CAP INDEX........................  1.25%          B         $ 23.94      4,553
EQ/MID CAP INDEX........................  1.30%          B         $ 23.75      4,295
EQ/MID CAP INDEX........................  1.35%          B         $ 20.27        473
EQ/MID CAP INDEX........................  1.40%          B         $ 20.10      4,968
EQ/MID CAP INDEX........................  1.50%          B         $ 23.15      5,734
EQ/MID CAP INDEX........................  1.55%          B         $ 19.61      5,375
EQ/MID CAP INDEX........................  1.60%          B         $ 19.44      2,169
EQ/MID CAP INDEX........................  1.65%          B         $ 22.69      8,361
EQ/MID CAP INDEX........................  1.70%          B         $ 19.12      1,525
EQ/MID CAP INDEX........................  1.80%          B         $ 18.81         16
EQ/MID CAP INDEX........................  1.90%          B         $ 18.50          1

EQ/MONEY MARKET.........................  0.00%          B         $ 44.43         10
EQ/MONEY MARKET++.......................  0.65%          B         $  1.00      5,745
EQ/MONEY MARKET++.......................  0.65%          B         $100.00         82
EQ/MONEY MARKET.........................  0.95%          B         $ 31.68          7

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
EQ/MONEY MARKET.........................  1.15%          B         $ 29.49          50
EQ/MONEY MARKET.........................  1.20%          B         $ 28.96         506
EQ/MONEY MARKET++.......................  1.25%          B         $  1.00     176,931
EQ/MONEY MARKET.........................  1.25%          B         $  9.79       2,289
EQ/MONEY MARKET++.......................  1.25%          B         $100.00       2,242
EQ/MONEY MARKET.........................  1.30%          B         $  9.61       2,604
EQ/MONEY MARKET.........................  1.35%          B         $ 27.45         714
EQ/MONEY MARKET.........................  1.40%          B         $ 26.95         992
EQ/MONEY MARKET.........................  1.50%          B         $  9.46       4,362
EQ/MONEY MARKET.........................  1.55%          B         $ 25.54       1,594
EQ/MONEY MARKET.........................  1.60%          B         $ 25.09         821
EQ/MONEY MARKET++.......................  1.65%          B         $  1.00      11,380
EQ/MONEY MARKET.........................  1.65%          B         $  9.27       5,175
EQ/MONEY MARKET++.......................  1.65%          B         $100.00         120
EQ/MONEY MARKET.........................  1.70%          B         $ 24.20         321
EQ/MONEY MARKET.........................  1.80%          B         $ 23.34           4
EQ/MONEY MARKET.........................  1.90%          B         $ 22.51          --

EQ/QUALITY BOND PLUS....................  1.20%          B         $ 17.28       4,606
EQ/QUALITY BOND PLUS....................  1.25%          B         $ 11.11       8,880
EQ/QUALITY BOND PLUS....................  1.30%          B         $ 10.98      14,485
EQ/QUALITY BOND PLUS....................  1.35%          B         $ 16.68         561
EQ/QUALITY BOND PLUS....................  1.40%          B         $ 16.48       7,884
EQ/QUALITY BOND PLUS....................  1.50%          B         $ 10.74      12,837
EQ/QUALITY BOND PLUS....................  1.55%          B         $ 15.91       9,347
EQ/QUALITY BOND PLUS....................  1.60%          B         $ 15.72       2,658
EQ/QUALITY BOND PLUS....................  1.65%          B         $ 10.53      17,541
EQ/QUALITY BOND PLUS....................  1.70%          B         $ 15.36       1,739
EQ/QUALITY BOND PLUS....................  1.80%          B         $ 15.00          19
EQ/QUALITY BOND PLUS....................  1.90%          B         $ 14.65           2

EQ/SMALL COMPANY INDEX..................  0.95%          B         $ 30.49           4
EQ/SMALL COMPANY INDEX..................  1.20%          B         $ 29.06       1,170
EQ/SMALL COMPANY INDEX..................  1.25%          B         $ 24.82       2,337
EQ/SMALL COMPANY INDEX..................  1.30%          B         $ 24.58       3,215
EQ/SMALL COMPANY INDEX..................  1.35%          B         $ 28.23         447
EQ/SMALL COMPANY INDEX..................  1.40%          B         $ 27.96       1,914
EQ/SMALL COMPANY INDEX..................  1.50%          B         $ 24.00       2,851
EQ/SMALL COMPANY INDEX..................  1.55%          B         $ 27.16       2,841
EQ/SMALL COMPANY INDEX..................  1.60%          B         $ 26.90         773
EQ/SMALL COMPANY INDEX..................  1.65%          B         $ 23.52       4,862
EQ/SMALL COMPANY INDEX..................  1.70%          B         $ 26.39         647
EQ/SMALL COMPANY INDEX..................  1.80%          B         $ 25.88           2
EQ/SMALL COMPANY INDEX..................  1.90%          B         $ 25.39           2

MULTIMANAGER TECHNOLOGY.................  0.95%          B           22.08           9
MULTIMANAGER TECHNOLOGY.................  1.20%          B           21.25       1,287
MULTIMANAGER TECHNOLOGY.................  1.25%          B           24.67       1,930
MULTIMANAGER TECHNOLOGY.................  1.30%          B           24.48       2,526
MULTIMANAGER TECHNOLOGY.................  1.35%          B           20.78         297
MULTIMANAGER TECHNOLOGY.................  1.40%          B           20.62       2,505
MULTIMANAGER TECHNOLOGY.................  1.50%          B           23.85       3,337
MULTIMANAGER TECHNOLOGY.................  1.55%          B           20.15       3,685

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2016

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------
MULTIMANAGER TECHNOLOGY.......  1.60%          B          20.00       1,054
MULTIMANAGER TECHNOLOGY.......  1.65%          B          23.37       4,298
MULTIMANAGER TECHNOLOGY.......  1.70%          B          19.70         439
MULTIMANAGER TECHNOLOGY.......  1.80%          B          19.40          11

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.
++ This Variable Investment Option is subject to a non-guaranteed fee waiver.
   If the total return on any given day is negative, the contract charges will be waived in its entirety for such dates. In 2016, the contract charges were 0.00%.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                      1290 VT      AXA 400     AXA 2000         AXA
                                                      SOCIALLY     MANAGED      MANAGED     AGGRESSIVE   AXA BALANCED
                                                    RESPONSIBLE* VOLATILITY*  VOLATILITY*   ALLOCATION*   STRATEGY*
                                                    ------------ -----------  -----------  ------------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios...................  $  753,517  $ 2,279,998  $ 3,475,110  $ 21,512,552  $ 3,621,683
 Expenses:
   Asset-based charges.............................     969,910    4,397,046    6,988,434    34,822,767    6,115,201
                                                     ----------  -----------  -----------  ------------  -----------

NET INVESTMENT INCOME (LOSS).......................    (216,393)  (2,117,048)  (3,513,324)  (13,310,215)  (2,493,518)
                                                     ----------  -----------  -----------  ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........   2,194,094      932,961   (3,587,484)   37,525,966    8,295,051
   Net realized gain distribution from the
    Portfolios.....................................   1,328,432   13,409,508    8,941,169   106,564,747    2,490,006
                                                     ----------  -----------  -----------  ------------  -----------
 Net realized gain (loss) on investments...........   3,522,526   14,342,469    5,353,685   144,090,713   10,785,057
                                                     ----------  -----------  -----------  ------------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments...................   1,830,856   37,847,918   83,270,682    25,963,060   10,883,873
                                                     ----------  -----------  -----------  ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................   5,353,382   52,190,387   88,624,367   170,053,773   21,668,930
                                                     ----------  -----------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................  $5,136,989  $50,073,339  $85,111,043  $156,743,558  $19,175,412
                                                     ==========  ===========  ===========  ============  ===========

                                                        AXA
                                                    CONSERVATIVE
                                                    ALLOCATION*
                                                    ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios................... $11,097,586
 Expenses:
   Asset-based charges.............................  18,018,951
                                                    -----------

NET INVESTMENT INCOME (LOSS).......................  (6,921,365)
                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........  (5,048,013)
   Net realized gain distribution from the
    Portfolios.....................................  15,245,732
                                                    -----------
 Net realized gain (loss) on investments...........  10,197,719
                                                    -----------

 Net change in unrealized appreciation
   (depreciation) of investments...................  13,999,683
                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................  24,197,402
                                                    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS................................... $17,276,037
                                                    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                        AXA                        AXA      AXA GLOBAL
                                                    CONSERVATIVE     AXA      CONSERVATIVE-   EQUITY
                                                       GROWTH    CONSERVATIVE     PLUS        MANAGED     AXA GROWTH
                                                     STRATEGY*    STRATEGY*    ALLOCATION*  VOLATILITY*   STRATEGY*
                                                    ------------ ------------ ------------- -----------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios................... $ 1,464,840   $  834,102   $10,009,303  $ 7,819,139  $ 6,566,998
 Expenses:
   Asset-based charges.............................   2,576,051    1,590,765    16,487,444   12,655,587   10,332,536
                                                    -----------   ----------   -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS).......................  (1,111,211)    (756,663)   (6,478,141)  (4,836,448)  (3,765,538)
                                                    -----------   ----------   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........   3,511,698    1,264,977     1,329,559   34,509,284   16,642,655
   Net realized gain distribution from the
    Portfolios.....................................     819,642      283,783    28,700,937           --    5,543,735
                                                    -----------   ----------   -----------  -----------  -----------
 Net realized gain (loss) on investments...........   4,331,340    1,548,760    30,030,496   34,509,284   22,186,390
                                                    -----------   ----------   -----------  -----------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments...................   2,866,556      781,036    10,750,239   (6,646,759)  26,781,958
                                                    -----------   ----------   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................   7,197,896    2,329,796    40,780,735   27,862,525   48,968,348
                                                    -----------   ----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS................................... $ 6,086,685   $1,573,133   $34,302,594  $23,026,077  $45,202,810
                                                    ===========   ==========   ===========  ===========  ===========

                                                         AXA
                                                    INTERNATIONAL
                                                    CORE MANAGED
                                                     VOLATILITY*
                                                    -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios................... $  2,568,402
 Expenses:
   Asset-based charges.............................   13,273,903
                                                    ------------

NET INVESTMENT INCOME (LOSS).......................  (10,705,501)
                                                    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........   (1,170,079)
   Net realized gain distribution from the
    Portfolios.....................................           --
                                                    ------------
 Net realized gain (loss) on investments...........   (1,170,079)
                                                    ------------

 Net change in unrealized appreciation
   (depreciation) of investments...................   (1,954,932)
                                                    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................   (3,125,011)
                                                    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS................................... $(13,830,512)
                                                    ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                         AXA
                                                    INTERNATIONAL   AXA LARGE     AXA LARGE    AXA LARGE      AXA MID
                                                        VALUE       CAP CORE     CAP GROWTH    CAP VALUE     CAP VALUE
                                                       MANAGED       MANAGED       MANAGED      MANAGED       MANAGED
                                                     VOLATILITY*   VOLATILITY*   VOLATILITY*  VOLATILITY*   VOLATILITY*
                                                    ------------- ------------  ------------  ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios...................  $ 1,982,850  $ 16,338,167  $ 15,668,573  $ 43,353,923 $ 14,552,986
 Expenses:
   Asset-based charges.............................    6,265,027    22,064,427    41,566,588    37,935,492   17,609,536
                                                     -----------  ------------  ------------  ------------ ------------

NET INVESTMENT INCOME (LOSS).......................   (4,282,177)   (5,726,260)  (25,898,015)    5,418,431   (3,056,550)
                                                     -----------  ------------  ------------  ------------ ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........   (2,804,921)   33,378,722    99,439,810    63,693,628   80,269,862
   Net realized gain distribution from the
    Portfolios.....................................           --    14,105,418    94,866,661            --           --
                                                     -----------  ------------  ------------  ------------ ------------
 Net realized gain (loss) on investments...........   (2,804,921)   47,484,140   194,306,471    63,693,628   80,269,862
                                                     -----------  ------------  ------------  ------------ ------------
 Net change in unrealized appreciation
   (depreciation) of investments...................    3,139,409    75,709,523   (63,721,460)  266,080,693  101,530,183
                                                     -----------  ------------  ------------  ------------ ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................      334,488   123,193,663   130,585,011   329,774,321  181,800,045
                                                     -----------  ------------  ------------  ------------ ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................  $(3,947,689) $117,467,403  $104,686,996  $335,192,752 $178,743,495
                                                     ===========  ============  ============  ============ ============



                                                    AXA MODERATE
                                                    ALLOCATION*
                                                    ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios................... $ 42,489,961
 Expenses:
   Asset-based charges.............................   72,354,979
                                                    ------------

NET INVESTMENT INCOME (LOSS).......................  (29,865,018)
                                                    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........  (15,365,863)
   Net realized gain distribution from the
    Portfolios.....................................  151,190,391
                                                    ------------
 Net realized gain (loss) on investments...........  135,824,528
                                                    ------------
 Net change in unrealized appreciation
   (depreciation) of investments...................   72,205,954
                                                    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................  208,030,482
                                                    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS................................... $178,165,464
                                                    ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                      AXA       AXA/AB SHORT              AXA/FRANKLIN
                                                    AXA MODERATE   MODERATE-      DURATION                  BALANCED
                                                       GROWTH        PLUS        GOVERNMENT  AXA/AB SMALL   MANAGED
                                                     STRATEGY*    ALLOCATION*      BOND*     CAP GROWTH*  VOLATILITY*
                                                    ------------ -------------  ------------ ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios................... $ 7,186,021  $  65,579,133  $   549,891  $ 1,561,309  $17,839,815
 Expenses:
   Asset-based charges.............................  11,722,280    112,833,093    9,146,683    6,390,963   10,529,580
                                                    -----------  -------------  -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS).......................  (4,536,259)   (47,253,960)  (8,596,792)  (4,829,654)   7,310,235
                                                    -----------  -------------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........  17,088,273   (189,254,369)  (1,533,275)   5,310,066   19,319,903
   Net realized gain distribution from the
    Portfolios.....................................   5,647,591    315,801,657           --   31,288,679           --
                                                    -----------  -------------  -----------  -----------  -----------
 Net realized gain (loss) on investments...........  22,735,864    126,547,288   (1,533,275)  36,598,745   19,319,903
                                                    -----------  -------------  -----------  -----------  -----------
 Net change in unrealized appreciation
   (depreciation) of investments...................  26,081,015    325,263,662    1,961,400   13,166,622   32,103,915
                                                    -----------  -------------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................  48,816,879    451,810,950      428,125   49,765,367   51,423,818
                                                    -----------  -------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS................................... $44,280,620  $ 404,556,990  $(8,168,667) $44,935,713  $58,734,053
                                                    ===========  =============  ===========  ===========  ===========

                                                    AXA/FRANKLIN
                                                     SMALL CAP
                                                       VALUE
                                                      MANAGED
                                                    VOLATILITY*
                                                    ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios................... $   447,619
 Expenses:
   Asset-based charges.............................   1,688,397
                                                    -----------

NET INVESTMENT INCOME (LOSS).......................  (1,240,778)
                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........   7,703,881
   Net realized gain distribution from the
    Portfolios.....................................          --
                                                    -----------
 Net realized gain (loss) on investments...........   7,703,881
                                                    -----------
 Net change in unrealized appreciation
   (depreciation) of investments...................  17,351,581
                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................  25,055,462
                                                    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS................................... $23,814,684
                                                    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                    AXA/FRANKLIN               AXA/MUTUAL  AXA/TEMPLETON
                                                     TEMPLETON                  LARGE CAP     GLOBAL
                                                     ALLOCATION                  EQUITY       EQUITY
                                                      MANAGED      AXA/JANUS     MANAGED      MANAGED     EQ/COMMON
                                                    VOLATILITY*   ENTERPRISE*  VOLATILITY*  VOLATILITY*  STOCK INDEX*
                                                    ------------ ------------  ----------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios................... $17,971,716  $         --  $ 3,538,038  $ 1,774,901  $12,379,862
 Expenses:
   Asset-based charges.............................  16,881,419     5,927,399    2,447,722    3,963,737   11,523,930
                                                    -----------  ------------  -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS).......................   1,090,297    (5,927,399)   1,090,316   (2,188,836)     855,932
                                                    -----------  ------------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........  29,060,979    (9,442,152)   8,167,918   12,121,322   35,217,274
   Net realized gain distribution from the
    Portfolios.....................................   8,087,668       181,984           --           --           --
                                                    -----------  ------------  -----------  -----------  -----------
 Net realized gain (loss) on investments...........  37,148,647    (9,260,168)   8,167,918   12,121,322   35,217,274
                                                    -----------  ------------  -----------  -----------  -----------
 Net change in unrealized appreciation
   (depreciation) of investments...................  43,818,290   (12,004,152)   8,217,482   (1,015,086)  40,290,577
                                                    -----------  ------------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................  80,966,937   (21,264,320)  16,385,400   11,106,236   75,507,851
                                                    -----------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS................................... $82,057,234  $(27,191,719) $17,475,716  $ 8,917,400  $76,363,783
                                                    ===========  ============  ===========  ===========  ===========



                                                    EQ/CORE BOND
                                                       INDEX*
                                                    ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios................... $21,776,730
 Expenses:
   Asset-based charges.............................  22,031,193
                                                    -----------

NET INVESTMENT INCOME (LOSS).......................    (254,463)
                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........   5,132,525
   Net realized gain distribution from the
    Portfolios.....................................          --
                                                    -----------
 Net realized gain (loss) on investments...........   5,132,525
                                                    -----------
 Net change in unrealized appreciation
   (depreciation) of investments...................  (4,807,853)
                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................     324,672
                                                    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS................................... $    70,209
                                                    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                 EQ/GAMCO
                                                                   EQ/GAMCO       SMALL      EQ/INTERMEDIATE
                                                     EQ/EQUITY    MERGERS AND    COMPANY       GOVERNMENT    EQ/INTERNATIONAL
                                                     500 INDEX*  ACQUISITIONS*    VALUE*          BOND*       EQUITY INDEX*
                                                    ------------ ------------- ------------  --------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios................... $ 28,507,152  $     9,881  $  4,129,860    $ 1,345,312     $ 16,569,826
 Expenses:
   Asset-based charges.............................   25,299,922    2,457,660    12,245,841      3,034,955        8,998,894
                                                    ------------  -----------  ------------    -----------     ------------

NET INVESTMENT INCOME (LOSS).......................    3,207,230   (2,447,779)   (8,115,981)    (1,689,643)       7,570,932
                                                    ------------  -----------  ------------    -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........   86,608,138      166,744    54,135,596        885,519      (40,665,552)
   Net realized gain distribution from the
    Portfolios.....................................   22,621,996    8,275,999    29,144,887        356,635               --
                                                    ------------  -----------  ------------    -----------     ------------
 Net realized gain (loss) on investments...........  109,230,134    8,442,743    83,280,483      1,242,154      (40,665,552)
                                                    ------------  -----------  ------------    -----------     ------------

 Net change in unrealized appreciation
   (depreciation) of investments...................   47,477,790    3,721,844    90,164,773     (1,473,715)      36,038,392
                                                    ------------  -----------  ------------    -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................  156,707,924   12,164,587   173,445,256       (231,561)      (4,627,160)
                                                    ------------  -----------  ------------    -----------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS................................... $159,915,154  $ 9,716,808  $165,329,275    $(1,921,204)    $  2,943,772
                                                    ============  ===========  ============    ===========     ============

                                                      EQ/LARGE
                                                     CAP GROWTH
                                                       INDEX*
                                                    ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios................... $  5,830,301
 Expenses:
   Asset-based charges.............................    8,759,416
                                                    ------------

NET INVESTMENT INCOME (LOSS).......................   (2,929,115)
                                                    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........   29,723,333
   Net realized gain distribution from the
    Portfolios.....................................   30,630,925
                                                    ------------
 Net realized gain (loss) on investments...........   60,354,258
                                                    ------------

 Net change in unrealized appreciation
   (depreciation) of investments...................  (29,256,248)
                                                    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................   31,098,010
                                                    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS................................... $ 28,168,895
                                                    ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                                           EQ/SMALL
                                                    EQ/LARGE CAP  EQ/MID CAP     EQ/MONEY    EQ/QUALITY    COMPANY
                                                    VALUE INDEX*    INDEX*       MARKET*     BOND PLUS*     INDEX*
                                                    ------------ ------------  -----------  -----------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios................... $ 8,430,758  $  8,939,449  $     3,433  $12,026,372  $ 5,430,964
 Expenses:
   Asset-based charges.............................   6,277,975    12,019,609    4,367,094   15,946,652    7,022,460
                                                    -----------  ------------  -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS).......................   2,152,783    (3,080,160)  (4,363,661)  (3,920,280)  (1,591,496)
                                                    -----------  ------------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........  21,639,921    45,594,958       (6,408)   4,282,088   11,600,214
   Net realized gain distribution from the
    Portfolios.....................................  12,813,240    44,074,246          549           --   31,081,186
                                                    -----------  ------------  -----------  -----------  -----------
 Net realized gain (loss) on investments...........  34,453,161    89,669,204       (5,859)   4,282,088   42,681,400
                                                    -----------  ------------  -----------  -----------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments...................  21,695,295    51,884,441        5,784   (1,598,004)  43,466,257
                                                    -----------  ------------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................  56,148,456   141,553,645          (75)   2,684,084   86,147,657
                                                    -----------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS................................... $58,301,239  $138,473,485  $(4,363,736) $(1,236,196) $84,556,161
                                                    ===========  ============  ===========  ===========  ===========

                                                    MULTIMANAGER
                                                    TECHNOLOGY*
                                                    ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios................... $     31,796
 Expenses:
   Asset-based charges.............................    6,891,039
                                                    ------------

NET INVESTMENT INCOME (LOSS).......................   (6,859,243)
                                                    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........   35,559,341
   Net realized gain distribution from the
    Portfolios.....................................   24,046,909
                                                    ------------
 Net realized gain (loss) on investments...........   59,606,250
                                                    ------------

 Net change in unrealized appreciation
   (depreciation) of investments...................  (20,463,088)
                                                    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................   39,143,162
                                                    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS................................... $ 32,283,919
                                                    ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

                                                        1290 VT SOCIALLY            AXA 400 MANAGED
                                                          RESPONSIBLE*                VOLATILITY*
                                                   -------------------------  --------------------------
                                                       2016         2015          2016          2015
                                                   -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (216,393) $   (364,946) $ (2,117,048) $ (3,143,188)
 Net realized gain (loss) on investments..........   3,522,526    17,691,645    14,342,469    20,776,517
 Net change in unrealized appreciation
   (depreciation) of investments..................   1,830,856   (17,889,220)   37,847,918   (32,301,151)
                                                   -----------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   5,136,989      (562,521)   50,073,339   (14,667,822)
                                                   -----------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     171,556       149,826     1,161,062     1,010,100
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (3,105,237)    3,887,818     1,480,223     3,848,242
 Redemptions for contract benefits and
   terminations...................................  (5,500,703)   (5,348,989)  (22,908,852)  (24,384,881)
 Contract maintenance charges.....................  (1,016,447)   (1,053,454)   (4,630,979)   (4,695,729)
                                                   -----------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (9,450,831)   (2,364,799)  (24,898,546)  (24,222,268)
                                                   -----------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................          --            --            --        (2,996)
                                                   -----------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............  (4,313,842)   (2,927,320)   25,174,793   (38,893,086)
NET ASSETS -- BEGINNING OF YEAR...................  70,825,520    73,752,840   300,878,556   339,771,642
                                                   -----------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR......................... $66,511,678  $ 70,825,520  $326,053,349  $300,878,556
                                                   ===========  ============  ============  ============

                                                        AXA 2000 MANAGED
                                                           VOLATILITY*
                                                   --------------------------
                                                       2016          2015
                                                   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ (3,513,324) $ (6,046,196)
 Net realized gain (loss) on investments..........    5,353,685    22,673,923
 Net change in unrealized appreciation
   (depreciation) of investments..................   83,270,682   (51,206,783)
                                                   ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   85,111,043   (34,579,056)
                                                   ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    2,517,643     1,752,965
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (11,147,443)   (7,351,758)
 Redemptions for contract benefits and
   terminations...................................  (38,801,586)  (42,412,144)
 Contract maintenance charges.....................   (7,168,784)   (7,532,623)
                                                   ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (54,600,170)  (55,543,560)
                                                   ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................           --        (2,932)
                                                   ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............   30,510,873   (90,125,548)
NET ASSETS -- BEGINNING OF YEAR...................  497,043,549   587,169,097
                                                   ------------  ------------

NET ASSETS -- END OF YEAR......................... $527,554,422  $497,043,549
                                                   ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

                                                           AXA AGGRESSIVE
                                                             ALLOCATION*             AXA BALANCED STRATEGY*
                                                   ------------------------------  --------------------------
                                                        2016            2015           2016          2015
                                                   --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (13,310,215) $  (15,535,608) $ (2,493,518) $ (2,214,564)
 Net realized gain (loss) on investments..........    144,090,713     197,208,852    10,785,057    13,357,366
 Net change in unrealized appreciation
   (depreciation) of investments..................     25,963,060    (264,058,334)   10,883,873   (20,407,121)
                                                   --------------  --------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................    156,743,558     (82,385,090)   19,175,412    (9,264,319)
                                                   --------------  --------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     20,141,277       9,081,701       255,851       220,895
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (66,331,874)    (10,511,322)    2,110,709    (4,200,612)
 Redemptions for contract benefits and
   terminations...................................   (172,645,313)   (152,525,167)  (33,015,609)  (30,563,043)
 Contract maintenance charges.....................    (41,030,555)    (41,952,709)   (6,969,568)   (7,057,996)
                                                   --------------  --------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (259,866,465)   (195,907,497)  (37,618,617)  (41,600,756)
                                                   --------------  --------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................            (29)            (76)           --          (619)
                                                   --------------  --------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.................   (103,122,936)   (278,292,663)  (18,443,205)  (50,865,694)
NET ASSETS -- BEGINNING OF YEAR...................  2,456,530,507   2,734,823,170   449,319,293   500,184,987
                                                   --------------  --------------  ------------  ------------

NET ASSETS -- END OF YEAR......................... $2,353,407,571  $2,456,530,507  $430,876,088  $449,319,293
                                                   ==============  ==============  ============  ============

                                                          AXA CONSERVATIVE
                                                             ALLOCATION*
                                                   ------------------------------
                                                        2016            2015
                                                   --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (6,921,365) $   (8,964,152)
 Net realized gain (loss) on investments..........     10,197,719      16,992,556
 Net change in unrealized appreciation
   (depreciation) of investments..................     13,999,683     (28,755,102)
                                                   --------------  --------------

 Net increase (decrease) in net assets resulting
   from operations................................     17,276,037     (20,726,698)
                                                   --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     14,863,052      10,041,214
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     89,228,080      29,546,926
 Redemptions for contract benefits and
   terminations...................................   (149,575,975)   (126,832,727)
 Contract maintenance charges.....................    (23,334,401)    (21,990,674)
                                                   --------------  --------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (68,819,244)   (109,235,261)
                                                   --------------  --------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................             --             (17)
                                                   --------------  --------------

INCREASE (DECREASE) IN NET ASSETS.................    (51,543,207)   (129,961,976)
NET ASSETS -- BEGINNING OF YEAR...................  1,199,957,245   1,329,919,221
                                                   --------------  --------------

NET ASSETS -- END OF YEAR......................... $1,148,414,038  $1,199,957,245
                                                   ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

                                                        AXA CONSERVATIVE            AXA CONSERVATIVE
                                                        GROWTH STRATEGY*                STRATEGY*
                                                   --------------------------  --------------------------
                                                       2016          2015          2016          2015
                                                   ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ (1,111,211) $ (1,080,933) $   (756,663) $   (739,185)
 Net realized gain (loss) on investments..........    4,331,340     5,441,960     1,548,760     1,688,628
 Net change in unrealized appreciation
   (depreciation) of investments..................    2,866,556    (7,961,090)      781,036    (2,686,154)
                                                   ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................    6,086,685    (3,600,063)    1,573,133    (1,736,711)
                                                   ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............      970,109       401,655       695,494       212,796
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (1,863,843)   (1,561,740)    5,516,537     2,997,788
 Redemptions for contract benefits and
   terminations...................................  (16,055,364)  (14,496,432)  (12,828,297)   (8,647,828)
 Contract maintenance charges.....................   (2,777,138)   (2,830,009)   (1,798,877)   (1,714,342)
                                                   ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (19,726,236)  (18,486,526)   (8,415,143)   (7,151,586)
                                                   ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................           (5)         (441)           (7)         (223)
                                                   ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.................  (13,639,556)  (22,087,030)   (6,842,017)   (8,888,520)
NET ASSETS -- BEGINNING OF YEAR...................  185,316,883   207,403,913   109,703,914   118,592,434
                                                   ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR......................... $171,677,327  $185,316,883  $102,861,897  $109,703,914
                                                   ============  ============  ============  ============

                                                        AXA CONSERVATIVE-PLUS
                                                             ALLOCATION*
                                                   ------------------------------
                                                        2016            2015
                                                   --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (6,478,141) $   (8,676,414)
 Net realized gain (loss) on investments..........     30,030,496      57,269,307
 Net change in unrealized appreciation
   (depreciation) of investments..................     10,750,239     (73,214,174)
                                                   --------------  --------------

 Net increase (decrease) in net assets resulting
   from operations................................     34,302,594     (24,621,281)
                                                   --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     11,672,060       9,285,727
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     21,691,078     (23,576,409)
 Redemptions for contract benefits and
   terminations...................................   (115,756,774)   (121,702,612)
 Contract maintenance charges.....................    (19,089,359)    (19,437,537)
                                                   --------------  --------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (101,482,995)   (155,430,831)
                                                   --------------  --------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................            (15)            (30)
                                                   --------------  --------------

INCREASE (DECREASE) IN NET ASSETS.................    (67,180,416)   (180,052,142)
NET ASSETS -- BEGINNING OF YEAR...................  1,144,017,195   1,324,069,337
                                                   --------------  --------------

NET ASSETS -- END OF YEAR......................... $1,076,836,779  $1,144,017,195
                                                   ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

                                                         AXA GLOBAL EQUITY
                                                        MANAGED VOLATILITY*         AXA GROWTH STRATEGY*
                                                   ----------------------------  --------------------------
                                                       2016           2015           2016          2015
                                                   ------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ (4,836,448) $   (6,235,375) $ (3,765,538) $ (2,685,291)
 Net realized gain (loss) on investments..........   34,509,284      41,130,651    22,186,390    24,339,451
 Net change in unrealized appreciation
   (depreciation) of investments..................   (6,646,759)    (63,924,085)   26,781,958   (39,697,740)
                                                   ------------  --------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   23,026,077     (29,028,809)   45,202,810   (18,043,580)
                                                   ------------  --------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    6,048,565       3,356,591       810,343       852,585
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (22,775,807)    (28,103,032)    2,403,054    10,655,559
 Redemptions for contract benefits and
   terminations...................................  (65,403,002)    (68,991,778)  (41,533,666)  (42,154,111)
 Contract maintenance charges.....................  (14,623,915)    (15,572,033)  (11,663,223)  (11,697,742)
                                                   ------------  --------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (96,754,159)   (109,310,252)  (49,983,492)  (42,343,709)
                                                   ------------  --------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................           --              --            (9)         (949)
                                                   ------------  --------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.................  (73,728,082)   (138,339,061)   (4,780,691)  (60,388,238)
NET ASSETS -- BEGINNING OF YEAR...................  923,564,658   1,061,903,719   729,842,756   790,230,994
                                                   ------------  --------------  ------------  ------------

NET ASSETS -- END OF YEAR......................... $849,836,576  $  923,564,658  $725,062,065  $729,842,756
                                                   ============  ==============  ============  ============

                                                      AXA INTERNATIONAL CORE
                                                        MANAGED VOLATILITY*
                                                   ----------------------------
                                                       2016           2015
                                                   ------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $(10,705,501) $  (15,483,676)
 Net realized gain (loss) on investments..........   (1,170,079)     12,189,523
 Net change in unrealized appreciation
   (depreciation) of investments..................   (1,954,932)    (55,021,800)
                                                   ------------  --------------

 Net increase (decrease) in net assets resulting
   from operations................................  (13,830,512)    (58,315,953)
                                                   ------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    6,657,916       4,161,936
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (1,021,377)      8,179,600
 Redemptions for contract benefits and
   terminations...................................  (69,294,853)    (75,591,586)
 Contract maintenance charges.....................  (14,999,578)    (16,213,747)
                                                   ------------  --------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (78,657,892)    (79,463,797)
                                                   ------------  --------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................          (11)             --
                                                   ------------  --------------

INCREASE (DECREASE) IN NET ASSETS.................  (92,488,415)   (137,779,750)
NET ASSETS -- BEGINNING OF YEAR...................  976,243,585   1,114,023,335
                                                   ------------  --------------

NET ASSETS -- END OF YEAR......................... $883,755,170  $  976,243,585
                                                   ============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

                                                     AXA INTERNATIONAL VALUE         AXA LARGE CAP CORE
                                                       MANAGED VOLATILITY*           MANAGED VOLATILITY*
                                                   --------------------------  ------------------------------
                                                       2016          2015           2016            2015
                                                   ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ (4,282,177) $ (6,926,554) $   (5,726,260) $   (9,607,462)
 Net realized gain (loss) on investments..........   (2,804,921)   (4,929,679)     47,484,140      61,891,198
 Net change in unrealized appreciation
   (depreciation) of investments..................    3,139,409   (10,008,781)     75,709,523     (69,077,246)
                                                   ------------  ------------  --------------  --------------

 Net increase (decrease) in net assets resulting
   from operations................................   (3,947,689)  (21,865,014)    117,467,403     (16,793,510)
                                                   ------------  ------------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    2,967,332     2,377,950       8,792,811       6,339,130
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....      234,043    16,174,165     (42,279,218)    (34,761,009)
 Redemptions for contract benefits and
   terminations...................................  (31,372,696)  (36,212,369)   (124,196,802)   (132,214,661)
 Contract maintenance charges.....................   (6,515,085)   (6,865,576)    (21,928,406)    (22,449,238)
                                                   ------------  ------------  --------------  --------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (34,686,406)  (24,525,830)   (179,611,615)   (183,085,778)
                                                   ------------  ------------  --------------  --------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................           (6)           --             (23)           (511)
                                                   ------------  ------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS.................  (38,634,101)  (46,390,844)    (62,144,235)   (199,879,799)
NET ASSETS -- BEGINNING OF YEAR...................  459,536,165   505,927,009   1,580,270,434   1,780,150,233
                                                   ------------  ------------  --------------  --------------

NET ASSETS -- END OF YEAR......................... $420,902,064  $459,536,165  $1,518,126,199  $1,580,270,434
                                                   ============  ============  ==============  ==============

                                                        AXA LARGE CAP GROWTH
                                                         MANAGED VOLATILITY*
                                                   ------------------------------
                                                        2016            2015
                                                   --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (25,898,015) $  (38,656,197)
 Net realized gain (loss) on investments..........    194,306,471     271,625,762
 Net change in unrealized appreciation
   (depreciation) of investments..................    (63,721,460)   (148,284,079)
                                                   --------------  --------------

 Net increase (decrease) in net assets resulting
   from operations................................    104,686,996      84,685,486
                                                   --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     14,413,227      10,786,418
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (106,070,918)   (135,579,094)
 Redemptions for contract benefits and
   terminations...................................   (220,221,534)   (242,894,302)
 Contract maintenance charges.....................    (43,997,718)    (45,586,913)
                                                   --------------  --------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (355,876,943)   (413,273,891)
                                                   --------------  --------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................            (19)           (996)
                                                   --------------  --------------

INCREASE (DECREASE) IN NET ASSETS.................   (251,189,966)   (328,589,401)
NET ASSETS -- BEGINNING OF YEAR...................  3,038,568,279   3,367,157,680
                                                   --------------  --------------

NET ASSETS -- END OF YEAR......................... $2,787,378,313  $3,038,568,279
                                                   ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

                                                         AXA LARGE CAP VALUE              AXA MID CAP VALUE
                                                         MANAGED VOLATILITY*             MANAGED VOLATILITY*
                                                   ------------------------------  ------------------------------
                                                        2016            2015            2016            2015
                                                   --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    5,418,431  $    2,536,715  $   (3,056,550) $   (9,896,606)
 Net realized gain (loss) on investments..........     63,693,628      58,594,531      80,269,862      66,128,038
 Net change in unrealized appreciation
   (depreciation) of investments..................    266,080,693    (220,665,370)    101,530,183    (120,265,925)
                                                   --------------  --------------  --------------  --------------

 Net increase (decrease) in net assets resulting
   from operations................................    335,192,752    (159,534,124)    178,743,495     (64,034,493)
                                                   --------------  --------------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     12,778,036       9,779,688       6,763,077       4,819,965
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (72,917,448)    (85,721,686)    (30,936,251)    (27,996,828)
 Redemptions for contract benefits and
   terminations...................................   (205,401,265)   (226,005,049)    (94,054,679)    (98,237,559)
 Contract maintenance charges.....................    (38,676,656)    (39,554,193)    (18,788,322)    (19,194,211)
                                                   --------------  --------------  --------------  --------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (304,217,333)   (341,501,240)   (137,016,175)   (140,608,633)
                                                   --------------  --------------  --------------  --------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................            (35)       (450,768)            (14)           (401)
                                                   --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS.................     30,975,384    (501,486,132)     41,727,306    (204,643,527)
NET ASSETS -- BEGINNING OF YEAR...................  2,677,011,901   3,178,498,033   1,222,540,055   1,427,183,582
                                                   --------------  --------------  --------------  --------------

NET ASSETS -- END OF YEAR......................... $2,707,987,285  $2,677,011,901  $1,264,267,361  $1,222,540,055
                                                   ==============  ==============  ==============  ==============

                                                      AXA MODERATE ALLOCATION*
                                                   ------------------------------
                                                        2016            2015
                                                   --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (29,865,018) $  (38,619,142)
 Net realized gain (loss) on investments..........    135,824,528     141,315,874
 Net change in unrealized appreciation
   (depreciation) of investments..................     72,205,954    (225,533,943)
                                                   --------------  --------------

 Net increase (decrease) in net assets resulting
   from operations................................    178,165,464    (122,837,211)
                                                   --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     46,585,662      30,292,861
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (39,991,540)    (97,056,173)
 Redemptions for contract benefits and
   terminations...................................   (493,879,504)   (476,756,798)
 Contract maintenance charges.....................    (83,903,127)    (86,688,029)
                                                   --------------  --------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (571,188,509)   (630,208,139)
                                                   --------------  --------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................            (19)            (35)
                                                   --------------  --------------

INCREASE (DECREASE) IN NET ASSETS.................   (393,023,064)   (753,045,385)
NET ASSETS -- BEGINNING OF YEAR...................  5,143,138,810   5,896,184,195
                                                   --------------  --------------

NET ASSETS -- END OF YEAR......................... $4,750,115,746  $5,143,138,810
                                                   ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

                                                       AXA MODERATE GROWTH            AXA MODERATE-PLUS
                                                            STRATEGY*                    ALLOCATION*
                                                   --------------------------  -------------------------------
                                                       2016          2015           2016             2015
                                                   ------------  ------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ (4,536,259) $ (3,688,651) $  (47,253,960) $   (55,214,135)
 Net realized gain (loss) on investments..........   22,735,864    29,336,308     126,547,288      218,313,410
 Net change in unrealized appreciation
   (depreciation) of investments..................   26,081,015   (44,587,472)    325,263,662     (387,545,898)
                                                   ------------  ------------  --------------  ---------------

 Net increase (decrease) in net assets resulting
   from operations................................   44,280,620   (18,939,815)    404,556,990     (224,446,623)
                                                   ------------  ------------  --------------  ---------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............      741,835       887,183      67,912,064       37,338,143
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (2,756,945)   (6,862,004)   (137,540,445)    (122,445,850)
 Redemptions for contract benefits and
   terminations...................................  (52,632,898)  (51,882,181)   (648,849,887)    (627,133,826)
 Contract maintenance charges.....................  (13,334,869)  (13,487,310)   (134,623,775)    (137,860,993)
                                                   ------------  ------------  --------------  ---------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (67,982,877)  (71,344,312)   (853,102,043)    (850,102,526)
                                                   ------------  ------------  --------------  ---------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................           (6)         (723)            (66)             (53)
                                                   ------------  ------------  --------------  ---------------

INCREASE (DECREASE) IN NET ASSETS.................  (23,702,263)  (90,284,850)   (448,545,119)  (1,074,549,202)
NET ASSETS -- BEGINNING OF YEAR...................  846,054,915   936,339,765   7,924,151,052    8,998,700,254
                                                   ------------  ------------  --------------  ---------------

NET ASSETS -- END OF YEAR......................... $822,352,652  $846,054,915  $7,475,605,933  $ 7,924,151,052
                                                   ============  ============  ==============  ===============

                                                      AXA/AB SHORT DURATION
                                                        GOVERNMENT BOND*
                                                   --------------------------
                                                       2016          2015
                                                   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ (8,596,792) $(10,225,291)
 Net realized gain (loss) on investments..........   (1,533,275)   (1,337,499)
 Net change in unrealized appreciation
   (depreciation) of investments..................    1,961,400    (1,755,887)
                                                   ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   (8,168,667)  (13,318,677)
                                                   ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    6,161,194     4,354,116
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   12,589,365    (1,944,822)
 Redemptions for contract benefits and
   terminations...................................  (68,694,122)  (57,949,236)
 Contract maintenance charges.....................  (11,533,115)  (11,441,041)
                                                   ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (61,476,678)  (66,980,983)
                                                   ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................           (7)           --
                                                   ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.................  (69,645,352)  (80,299,660)
NET ASSETS -- BEGINNING OF YEAR...................  643,431,767   723,731,427
                                                   ------------  ------------

NET ASSETS -- END OF YEAR......................... $573,786,415  $643,431,767
                                                   ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                        AXA/AB SMALL CAP          AXA/FRANKLIN BALANCED
                                                             GROWTH*               MANAGED VOLATILITY*
                                                   --------------------------  ---------------------------
                                                       2016          2015          2016           2015
                                                   ------------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ (4,829,654) $ (7,287,054) $  7,310,235  $   5,601,135
 Net realized gain (loss) on investments..........   36,598,745    74,400,754    19,319,903     45,107,160
 Net change in unrealized appreciation
   (depreciation) of investments..................   13,166,622   (88,772,895)   32,103,915    (86,190,457)
                                                   ------------  ------------  ------------  -------------

 Net increase (decrease) in net assets resulting
   from operations................................   44,935,713   (21,659,195)   58,734,053    (35,482,162)
                                                   ------------  ------------  ------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    1,931,496     1,414,596     6,064,354      4,641,455
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (15,201,108)   10,407,121    33,895,075    (25,179,365)
 Redemptions for contract benefits and
   terminations...................................  (32,743,742)  (36,008,098)  (66,769,679)   (60,683,389)
 Contract maintenance charges.....................   (6,619,607)   (6,998,095)  (12,936,552)   (13,257,173)
                                                   ------------  ------------  ------------  -------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (52,632,961)  (31,184,476)  (39,746,802)   (94,478,472)
                                                   ------------  ------------  ------------  -------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................           (5)         (165)           --         41,381
                                                   ------------  ------------  ------------  -------------

INCREASE (DECREASE) IN NET ASSETS.................   (7,697,253)  (52,843,836)   18,987,251   (129,919,253)
NET ASSETS -- BEGINNING OF YEAR...................  469,075,978   521,919,814   714,538,078    844,457,331
                                                   ------------  ------------  ------------  -------------

NET ASSETS -- END OF YEAR......................... $461,378,725  $469,075,978  $733,525,329  $ 714,538,078
                                                   ============  ============  ============  =============

                                                     AXA/FRANKLIN SMALL CAP
                                                          VALUE MANAGED
                                                           VOLATILITY*
                                                   --------------------------
                                                       2016          2015
                                                   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ (1,240,778) $ (1,604,246)
 Net realized gain (loss) on investments..........    7,703,881    10,032,662
 Net change in unrealized appreciation
   (depreciation) of investments..................   17,351,581   (18,549,924)
                                                   ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   23,814,684   (10,121,508)
                                                   ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............      678,616       626,718
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    8,856,528       631,144
 Redemptions for contract benefits and
   terminations...................................   (8,557,013)   (8,899,011)
 Contract maintenance charges.....................   (2,122,018)   (2,148,158)
                                                   ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (1,143,887)   (9,789,307)
                                                   ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................           --        (1,819)
                                                   ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.................   22,670,797   (19,912,634)
NET ASSETS -- BEGINNING OF YEAR...................  113,552,884   133,465,518
                                                   ------------  ------------

NET ASSETS -- END OF YEAR......................... $136,223,681  $113,552,884
                                                   ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

                                                       AXA/FRANKLIN TEMPLETON
                                                         ALLOCATION MANAGED
                                                             VOLATILITY*              AXA/JANUS ENTERPRISE*
                                                   ------------------------------  --------------------------
                                                        2016            2015           2016          2015
                                                   --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    1,090,297  $   (4,239,657) $ (5,927,399) $ (7,673,437)
 Net realized gain (loss) on investments..........     37,148,647      40,009,626    (9,260,168)   21,532,712
 Net change in unrealized appreciation
   (depreciation) of investments..................     43,818,290     (89,696,732)  (12,004,152)  (48,563,252)
                                                   --------------  --------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................     82,057,234     (53,926,763)  (27,191,719)  (34,703,977)
                                                   --------------  --------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     10,936,791       9,238,482     2,149,193     1,490,785
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (20,928,698)      5,551,366   (19,567,780)  (18,032,197)
 Redemptions for contract benefits and
   terminations...................................   (105,136,091)   (103,382,351)  (30,031,651)  (35,460,953)
 Contract maintenance charges.....................    (19,809,655)    (20,510,407)   (7,147,225)   (8,177,089)
                                                   --------------  --------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (134,937,653)   (109,102,910)  (54,597,463)  (60,179,454)
                                                   --------------  --------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................             (7)         69,637           (15)          (63)
                                                   --------------  --------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.................    (52,880,426)   (162,960,036)  (81,789,197)  (94,883,494)
NET ASSETS -- BEGINNING OF YEAR...................  1,183,636,611   1,346,596,647   461,755,601   556,639,095
                                                   --------------  --------------  ------------  ------------

NET ASSETS -- END OF YEAR......................... $1,130,756,185  $1,183,636,611  $379,966,404  $461,755,601
                                                   ==============  ==============  ============  ============

                                                      AXA/MUTUAL LARGE CAP
                                                         EQUITY MANAGED
                                                           VOLATILITY*
                                                   --------------------------
                                                       2016          2015
                                                   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  1,090,316  $    508,345
 Net realized gain (loss) on investments..........    8,167,918     9,189,055
 Net change in unrealized appreciation
   (depreciation) of investments..................    8,217,482   (16,509,981)
                                                   ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   17,475,716    (6,812,581)
                                                   ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    1,591,584     1,078,723
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (4,666,195)   (3,791,249)
 Redemptions for contract benefits and
   terminations...................................  (14,953,478)  (15,183,014)
 Contract maintenance charges.....................   (3,099,102)   (3,181,427)
                                                   ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (21,127,191)  (21,076,967)
                                                   ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................           --        (2,838)
                                                   ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.................   (3,651,475)  (27,892,386)
NET ASSETS -- BEGINNING OF YEAR...................  170,687,905   198,580,291
                                                   ------------  ------------

NET ASSETS -- END OF YEAR......................... $167,036,430  $170,687,905
                                                   ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

                                                      AXA/TEMPLETON GLOBAL
                                                         EQUITY MANAGED
                                                           VOLATILITY*           EQ/COMMON STOCK INDEX*
                                                   --------------------------  --------------------------
                                                       2016          2015          2016          2015
                                                   ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ (2,188,836) $ (4,610,270) $    855,932  $   (791,817)
 Net realized gain (loss) on investments..........   12,121,322    11,360,572    35,217,274    35,832,754
 Net change in unrealized appreciation
   (depreciation) of investments..................   (1,015,086)  (19,419,982)   40,290,577   (47,173,659)
                                                   ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................    8,917,400   (12,669,680)   76,363,783   (12,132,722)
                                                   ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    2,001,206     1,545,425     3,752,887     4,245,571
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (4,365,819)   17,699,959    (5,884,124)    3,235,401
 Redemptions for contract benefits and
   terminations...................................  (21,345,971)  (21,187,931)  (61,768,245)  (67,150,273)
 Contract maintenance charges.....................   (4,978,441)   (5,133,612)  (11,200,828)  (11,106,418)
                                                   ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (28,689,025)   (7,076,159)  (75,100,310)  (70,775,719)
                                                   ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................          (47)          999            (5)           --
                                                   ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.................  (19,771,672)  (19,744,840)    1,263,468   (82,908,441)
NET ASSETS -- BEGINNING OF YEAR...................  282,834,513   302,579,353   820,426,189   903,334,630
                                                   ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR......................... $263,062,841  $282,834,513  $821,689,657  $820,426,189
                                                   ============  ============  ============  ============


                                                         EQ/CORE BOND INDEX*
                                                   ------------------------------
                                                        2016            2015
                                                   --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $     (254,463) $     (562,446)
 Net realized gain (loss) on investments..........      5,132,525       3,441,102
 Net change in unrealized appreciation
   (depreciation) of investments..................     (4,807,853)    (18,584,108)
                                                   --------------  --------------

 Net increase (decrease) in net assets resulting
   from operations................................         70,209     (15,705,452)
                                                   --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     11,385,204       8,676,774
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     43,984,313      27,438,040
 Redemptions for contract benefits and
   terminations...................................   (132,124,770)   (136,415,233)
 Contract maintenance charges.....................    (23,547,348)    (22,569,939)
                                                   --------------  --------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (100,302,601)   (122,870,358)
                                                   --------------  --------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................             (6)            (15)
                                                   --------------  --------------

INCREASE (DECREASE) IN NET ASSETS.................   (100,232,398)   (138,575,825)
NET ASSETS -- BEGINNING OF YEAR...................  1,526,482,648   1,665,058,473
                                                   --------------  --------------

NET ASSETS -- END OF YEAR......................... $1,426,250,250  $1,526,482,648
                                                   ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

                                                                                      EQ/GAMCO MERGERS AND
                                                        EQ/EQUITY 500 INDEX*              ACQUISITIONS*
                                                   ------------------------------  --------------------------
                                                        2016            2015           2016          2015
                                                   --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    3,207,230  $    2,146,313  $ (2,447,779) $ (2,721,189)
 Net realized gain (loss) on investments..........    109,230,134     130,589,772     8,442,743     9,587,839
 Net change in unrealized appreciation
   (depreciation) of investments..................     47,477,790    (144,500,805)    3,721,844    (4,638,320)
                                                   --------------  --------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................    159,915,154     (11,764,720)    9,716,808     2,228,330
                                                   --------------  --------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     12,252,473       6,580,417       822,924       546,198
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     87,538,279      67,037,178    (5,688,949)   (8,889,461)
 Redemptions for contract benefits and
   terminations...................................   (121,981,602)   (128,744,378)  (12,036,877)  (11,833,931)
 Contract maintenance charges.....................    (24,337,735)    (22,891,406)   (2,943,451)   (2,900,394)
                                                   --------------  --------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (46,528,585)    (78,018,189)  (19,846,353)  (23,077,588)
                                                   --------------  --------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................             (8)           (184)           --           (46)
                                                   --------------  --------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.................    113,386,561     (89,783,093)  (10,129,545)  (20,849,304)
NET ASSETS -- BEGINNING OF YEAR...................  1,723,736,685   1,813,519,778   174,857,126   195,706,430
                                                   --------------  --------------  ------------  ------------

NET ASSETS -- END OF YEAR......................... $1,837,123,246  $1,723,736,685  $164,727,581  $174,857,126
                                                   ==============  ==============  ============  ============

                                                      EQ/GAMCO SMALL COMPANY
                                                              VALUE*
                                                   ---------------------------
                                                       2016           2015
                                                   ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ (8,115,981) $  (8,999,707)
 Net realized gain (loss) on investments..........   83,280,483    115,594,705
 Net change in unrealized appreciation
   (depreciation) of investments..................   90,164,773   (171,791,903)
                                                   ------------  -------------

 Net increase (decrease) in net assets resulting
   from operations................................  165,329,275    (65,196,905)
                                                   ------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    3,815,262      2,246,584
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (7,500,439)   (24,702,126)
 Redemptions for contract benefits and
   terminations...................................  (63,088,508)   (59,334,309)
 Contract maintenance charges.....................  (13,947,620)   (13,938,959)
                                                   ------------  -------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (80,721,305)   (95,728,810)
                                                   ------------  -------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................           --           (357)
                                                   ------------  -------------

INCREASE (DECREASE) IN NET ASSETS.................   84,607,970   (160,926,072)
NET ASSETS -- BEGINNING OF YEAR...................  835,324,444    996,250,516
                                                   ------------  -------------

NET ASSETS -- END OF YEAR......................... $919,932,414  $ 835,324,444
                                                   ============  =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

                                                         EQ/INTERMEDIATE         EQ/INTERNATIONAL EQUITY
                                                        GOVERNMENT BOND*                 INDEX*
                                                   --------------------------  --------------------------
                                                       2016          2015          2016          2015
                                                   ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ (1,689,643) $ (1,869,901) $  7,570,932  $  6,443,847
 Net realized gain (loss) on investments..........    1,242,154       911,248   (40,665,552)  (29,172,113)
 Net change in unrealized appreciation
   (depreciation) of investments..................   (1,473,715)   (1,190,614)   36,038,392    (4,470,591)
                                                   ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   (1,921,204)   (2,149,267)    2,943,772   (27,198,857)
                                                   ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    2,154,833     1,206,920     4,511,107     3,383,507
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   10,870,659     8,575,805    11,330,624    94,183,781
 Redemptions for contract benefits and
   terminations...................................  (21,785,171)  (19,240,020)  (47,146,543)  (44,888,542)
 Contract maintenance charges.....................   (3,345,913)   (3,084,839)  (10,182,532)   (9,984,327)
                                                   ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (12,105,592)  (12,542,134)  (41,487,344)   42,694,419
                                                   ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................            5            (6)           --            --
                                                   ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.................  (14,026,791)  (14,691,407)  (38,543,572)   15,495,562
NET ASSETS -- BEGINNING OF YEAR...................  208,722,094   223,413,501   655,440,466   639,944,904
                                                   ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR......................... $194,695,303  $208,722,094  $616,896,894  $655,440,466
                                                   ============  ============  ============  ============

                                                       EQ/LARGE CAP GROWTH
                                                             INDEX*
                                                   --------------------------
                                                       2016          2015
                                                   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ (2,929,115) $ (3,499,789)
 Net realized gain (loss) on investments..........   60,354,258    89,090,570
 Net change in unrealized appreciation
   (depreciation) of investments..................  (29,256,248)  (66,697,940)
                                                   ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   28,168,895    18,892,841
                                                   ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    1,843,783     1,604,173
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    5,620,332    78,612,536
 Redemptions for contract benefits and
   terminations...................................  (45,397,659)  (44,809,059)
 Contract maintenance charges.....................   (8,817,436)   (7,926,401)
                                                   ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (46,750,980)   27,481,249
                                                   ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................          (13)       (4,976)
                                                   ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.................  (18,582,098)   46,369,114
NET ASSETS -- BEGINNING OF YEAR...................  609,742,092   563,372,978
                                                   ------------  ------------

NET ASSETS -- END OF YEAR......................... $591,159,994  $609,742,092
                                                   ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

                                                       EQ/LARGE CAP VALUE
                                                             INDEX*                 EQ/MID CAP INDEX*
                                                   --------------------------  --------------------------
                                                       2016          2015          2016          2015
                                                   ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  2,152,783  $  1,638,666  $ (3,080,160) $ (5,440,827)
 Net realized gain (loss) on investments..........   34,453,161    38,439,507    89,669,204    33,559,716
 Net change in unrealized appreciation
   (depreciation) of investments..................   21,695,295   (66,573,850)   51,884,441   (64,474,192)
                                                   ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   58,301,239   (26,495,677)  138,473,485   (36,355,303)
                                                   ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    3,746,993     1,589,774     5,102,434     3,093,810
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   20,168,003    11,018,901    17,896,475    45,737,096
 Redemptions for contract benefits and
   terminations...................................  (31,587,617)  (30,752,693)  (61,404,105)  (61,319,391)
 Contract maintenance charges.....................   (7,113,182)   (6,850,024)  (12,695,821)  (12,259,198)
                                                   ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (14,785,803)  (24,994,042)  (51,101,017)  (24,747,683)
                                                   ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................           --       (28,688)       (7,443)       (3,285)
                                                   ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.................   43,515,436   (51,518,407)   87,365,025   (61,106,271)
NET ASSETS -- BEGINNING OF YEAR...................  415,479,827   466,998,234   810,933,568   872,039,839
                                                   ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR......................... $458,995,263  $415,479,827  $898,298,593  $810,933,568
                                                   ============  ============  ============  ============

                                                           EQ/MONEY MARKET*
                                                   --------------------------------
                                                         2016             2015
                                                   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    (4,363,661) $    (4,584,471)
 Net realized gain (loss) on investments..........          (5,859)             432
 Net change in unrealized appreciation
   (depreciation) of investments..................           5,784           (6,179)
                                                   ---------------  ---------------

 Net increase (decrease) in net assets resulting
   from operations................................      (4,363,736)      (4,590,218)
                                                   ---------------  ---------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   3,434,224,607    1,459,180,149
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (2,807,474,731)  (1,145,147,746)
 Redemptions for contract benefits and
   terminations...................................    (437,079,367)    (232,089,848)
 Contract maintenance charges.....................      (4,056,425)      (3,998,931)
                                                   ---------------  ---------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............     185,614,084       77,943,624
                                                   ---------------  ---------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................             (43)              --
                                                   ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS.................     181,250,305       73,353,406
NET ASSETS -- BEGINNING OF YEAR...................     526,160,420      452,807,014
                                                   ---------------  ---------------

NET ASSETS -- END OF YEAR......................... $   707,410,725  $   526,160,420
                                                   ===============  ===============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                        EQ/QUALITY BOND PLUS*        EQ/SMALL COMPANY INDEX*
                                                   ------------------------------  --------------------------
                                                        2016            2015           2016          2015
                                                   --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (3,920,280) $   (5,318,101) $ (1,591,496) $ (3,139,530)
 Net realized gain (loss) on investments..........      4,282,088       3,213,391    42,681,400    68,423,795
 Net change in unrealized appreciation
   (depreciation) of investments..................     (1,598,004)    (12,191,987)   43,466,257   (96,853,923)
                                                   --------------  --------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................     (1,236,196)    (14,296,697)   84,556,161   (31,569,658)
                                                   --------------  --------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............      5,928,368       5,221,164     2,537,778     2,023,385
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     (9,513,248)    (19,973,648)   (1,857,678)   21,293,119
 Redemptions for contract benefits and
   terminations...................................    (97,995,667)   (101,960,644)  (33,409,226)  (33,872,462)
 Contract maintenance charges.....................    (18,615,235)    (18,978,252)   (7,436,156)   (7,635,472)
                                                   --------------  --------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (120,195,782)   (135,691,380)  (40,165,282)  (18,191,430)
                                                   --------------  --------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................         15,984              --             5          (197)
                                                   --------------  --------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.................   (121,415,994)   (149,988,077)   44,390,884   (49,761,285)
NET ASSETS -- BEGINNING OF YEAR...................  1,138,006,923   1,287,995,000   490,829,212   540,590,497
                                                   --------------  --------------  ------------  ------------

NET ASSETS -- END OF YEAR......................... $1,016,590,929  $1,138,006,923  $535,220,096  $490,829,212
                                                   ==============  ==============  ============  ============

                                                          MULTIMANAGER
                                                           TECHNOLOGY*
                                                   --------------------------
                                                       2016          2015
                                                   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ (6,859,243) $ (7,384,592)
 Net realized gain (loss) on investments..........   59,606,250    77,355,589
 Net change in unrealized appreciation
   (depreciation) of investments..................  (20,463,088)  (47,306,591)
                                                   ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   32,283,919    22,664,406
                                                   ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    2,359,788     1,242,992
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (6,152,034)   20,626,205
 Redemptions for contract benefits and
   terminations...................................  (35,012,962)  (39,410,077)
 Contract maintenance charges.....................   (7,373,928)   (7,050,418)
                                                   ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (46,179,136)  (24,591,298)
                                                   ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 49.................           (9)         (131)
                                                   ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.................  (13,895,226)   (1,927,023)
NET ASSETS -- BEGINNING OF YEAR...................  492,999,037   494,926,060
                                                   ------------  ------------

NET ASSETS -- END OF YEAR......................... $479,103,811  $492,999,037
                                                   ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


The change in units outstanding for the years ended December 31, 2016 and 2015 were as follows:

                                                 2016                        2015
                                      --------------------------  --------------------------
                                       UNITS   UNITS      NET      UNITS   UNITS      NET
                                      ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                          SHARE CLASS (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                          ----------- ------- -------- ---------- ------- -------- ----------
1290 VT SOCIALLY
 RESPONSIBLE.............      B         222     (845)     (623)   1,480   (1,626)     (146)

AXA 400 MANAGED
 VOLATILITY..............      B      1,597    (3,722)   (2,125)   2,242   (4,287)   (2,045)

AXA 2000 MANAGED
 VOLATILITY..............      B       872     (5,497)   (4,625)   1,358   (5,910)   (4,552)

AXA AGGRESSIVE ALLOCATION      B      1,833   (18,512)  (16,679)   3,820  (15,960)  (12,140)

AXA BALANCED STRATEGY....      B       317     (2,918)   (2,601)     366   (3,232)   (2,866)

AXA CONSERVATIVE
 ALLOCATION..............      B      14,200  (19,578)   (5,378)  15,003  (23,652)   (8,649)

AXA CONSERVATIVE GROWTH
 STRATEGY................      B       320     (1,762)   (1,442)     561   (1,909)   (1,348)

AXA CONSERVATIVE STRATEGY      B      1,185    (1,880)     (695)   1,335   (1,935)     (600)

AXA CONSERVATIVE-PLUS
 ALLOCATION..............      B      6,028   (13,571)   (7,543)   5,356  (16,812)  (11,456)

AXA GLOBAL EQUITY
 MANAGED VOLATILITY......      B       575     (4,612)   (4,037)     717   (5,006)   (4,289)

AXA GROWTH STRATEGY......      B       489     (3,549)   (3,060)     930   (3,513)   (2,583)

AXA INTERNATIONAL CORE
 MANAGED VOLATILITY......      B       854     (6,952)   (6,098)   1,902   (7,495)   (5,593)

AXA INTERNATIONAL VALUE
 MANAGED VOLATILITY......      B       847     (3,090)   (2,243)   1,632   (3,028)   (1,396)

AXA LARGE CAP CORE
 MANAGED VOLATILITY......      B       669    (11,791)  (11,122)   1,132  (12,557)  (11,425)

AXA LARGE CAP GROWTH
 MANAGED VOLATILITY......      B       731    (16,558)  (15,827)   1,152  (19,359)  (18,207)

AXA LARGE CAP VALUE
 MANAGED VOLATILITY......      B       934    (18,885)  (17,951)     825  (20,861)  (20,036)

AXA MID CAP VALUE
 MANAGED VOLATILITY......      B       948     (7,104)   (6,156)     936   (7,153)   (6,217)

AXA MODERATE ALLOCATION..      B      1,933   (34,492)  (32,559)   1,783  (37,291)  (35,508)

AXA MODERATE GROWTH
 STRATEGY................      B       281     (4,617)   (4,336)     419   (4,955)   (4,536)

AXA MODERATE-PLUS
 ALLOCATION..............      B      1,360   (56,956)  (55,596)   2,599  (56,618)  (54,019)

AXA/AB SHORT DURATION
 GOVERNMENT BOND.........      B      6,607   (13,139)   (6,532)   5,783  (12,784)   (7,001)

AXA/AB SMALL CAP GROWTH..      B       571     (2,640)   (2,069)   1,269   (2,406)   (1,137)

AXA/FRANKLIN BALANCED
 MANAGED VOLATILITY......      B      4,609    (7,954)   (3,345)   5,845  (13,485)   (7,640)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)


                                               2016                             2015
                                 -------------------------------  -------------------------------
                                   UNITS     UNITS        NET       UNITS     UNITS        NET
                                  ISSUED    REDEEMED    INCREASE   ISSUED    REDEEMED    INCREASE
                     SHARE CLASS  (000'S)   (000'S)    (DECREASE)  (000'S)   (000'S)    (DECREASE)
                     ----------- --------- ----------  ---------- --------- ----------  ----------
AXA/FRANKLIN SMALL
 CAP VALUE MANAGED
 VOLATILITY.........      B        1,798       (2,026)     (228)      1,174     (1,911)     (737)

AXA/FRANKLIN
 TEMPLETON
 ALLOCATION MANAGED
 VOLATILITY.........      B        1,593      (14,558)  (12,965)      4,031    (14,146)  (10,115)
AXA/JANUS ENTERPRISE      B         690        (3,577)   (2,887)        951     (3,726)   (2,775)

AXA/MUTUAL LARGE
 CAP EQUITY MANAGED
 VOLATILITY.........      B         365        (2,044)   (1,679)        602     (2,231)   (1,629)

AXA/TEMPLETON
 GLOBAL EQUITY
 MANAGED VOLATILITY.      B        1,604       (4,278)   (2,674)      3,183     (3,864)     (681)

EQ/COMMON STOCK
 INDEX..............      B         599        (2,781)   (2,182)        999     (2,820)   (1,821)

EQ/CORE BOND INDEX..      B        9,499      (17,590)   (8,091)      8,933    (19,222)  (10,289)

EQ/EQUITY 500 INDEX.      B        6,239       (7,657)   (1,418)      6,394     (8,577)   (2,183)

EQ/GAMCO MERGERS
 AND ACQUISITIONS...      B         511        (1,892)   (1,381)        869     (2,484)   (1,615)

EQ/GAMCO SMALL
 COMPANY VALUE......      B         485        (1,924)   (1,439)        479     (2,137)   (1,658)

EQ/INTERMEDIATE
 GOVERNMENT BOND....      B        2,859       (3,695)     (836)      2,603     (3,312)     (709)

EQ/INTERNATIONAL
 EQUITY INDEX.......      B        2,606       (5,878)   (3,272)      6,901     (3,953)    2,948

EQ/LARGE CAP GROWTH
 INDEX..............      B        2,821       (5,700)   (2,879)      5,993     (4,722)    1,271

EQ/LARGE CAP VALUE
 INDEX..............      B        5,222       (6,945)   (1,723)      4,762     (7,448)   (2,686)

EQ/MID CAP INDEX....      B        2,389       (5,146)   (2,757)      3,429     (4,774)   (1,345)

EQ/MONEY MARKET.....      B      3,481,191 (3,503,769)  (22,578)  3,292,925 (3,202,438)   90,487

EQ/QUALITY BOND PLUS      B        4,712      (14,155)   (9,443)      5,651    (16,331)  (10,680)

EQ/SMALL COMPANY
 INDEX..............      B        1,099       (2,980)   (1,881)      2,271     (3,055)     (784)

MULTIMANAGER
 TECHNOLOGY.........      B        1,753       (3,979)   (2,226)      3,028     (4,278)   (1,250)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AXA Premier VIP Trust ("VIP"), and EQ Advisors Trust ("EQAT") (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year ended December 31, 2016, and a Statement of Changes in Net Assets for the years ended December 31, 2016 and 2015:

     AXA PREMIER VIP TRUST*
   .   AXA Aggressive Allocation
   .   AXA Conservative Allocation
   .   AXA Conservative-PLUS Allocation
   .   AXA Moderate Allocation
   .   AXA Moderate-PLUS Allocation

     EQ ADVISORS TRUST*
   .   1290 VT Socially Responsible/(1)/
   .   AXA 400 Managed Volatility
   .   AXA 2000 Managed Volatility
   .   AXA Balanced Strategy
   .   AXA Conservative Growth Strategy
   .   AXA Conservative Strategy
   .   AXA Global Equity Managed Volatility
   .   AXA Growth Strategy
   .   AXA International Core Managed Volatility
   .   AXA International Value Managed Volatility
   .   AXA Large Cap Core Managed Volatility
   .   AXA Large Cap Growth Managed Volatility
   .   AXA Large Cap Value Managed Volatility
   .   AXA Mid Cap Value Managed Volatility
   .   AXA Moderate Growth Strategy
   .   AXA/AB Short Duration Government Bond
   .   AXA/AB Small Cap Growth
   .   AXA/Franklin Balanced Managed Volatility
   .   AXA/Franklin Small Cap Value Managed Volatility
   .   AXA/Franklin Templeton Allocation Managed Volatility
   .   AXA/Janus Enterprise/(2)/
   .   AXA/Mutual Large Cap Equity Managed Volatility
   .   AXA/Templeton Global Equity Managed Volatility
   .   EQ/Common Stock Index
   .   EQ/Core Bond Index
   .   EQ/Equity 500 Index
   .   EQ/GAMCO Mergers And Acquisitions
   .   EQ/GAMCO Small Company Value
   .   EQ/Intermediate Government Bond
   .   EQ/International Equity Index
   .   EQ/Large Cap Growth Index
   .   EQ/Large Cap Value Index
   .   EQ/Mid Cap Index
   .   EQ/Money Market
   .   EQ/Quality Bond PLUS
   .   EQ/Small Company Index
   .   Multimanager Technology
-------------
  (1)Formerly known as EQ/Calvert Socially Responsible.
  (2)Formerly known as EQ/Morgan Stanley Mid Cap Growth.
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
     Note: Separate Account No. 49 also includes one Variable Investment Option that has not been offered to the public and for which the financial statements have not been included herein.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express, Retirement Income for Life, Structured Capital Strategies, including all contracts issued currently (collectively, the "Contracts"). These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity ("NQ") for after-tax contributions only, or when used as an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-shelter annuity ("TSA"). The Accumulator series of annuities are offered under group and individual variable annuity forms.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

1. Organization (Concluded)


   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46 and/or index fund options of Separate Account No. 68.

   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46 and/or index fund options of Separate Account No. 68. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

2. Significant Accounting Policies (Concluded)

   charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2016 were as follows:

                                                    PURCHASES      SALES
                                                   ------------ ------------
1290 VT Socially Responsible...................... $  5,453,980 $ 13,792,772
AXA 400 Managed Volatility........................   35,161,884   48,767,970
AXA 2000 Managed Volatility.......................   22,523,634   71,695,959
AXA Aggressive Allocation.........................  156,846,998  323,458,960
AXA Balanced Strategy.............................   10,647,552   48,269,681
AXA Conservative Allocation.......................  202,155,682  262,650,559
AXA Conservative Growth Strategy..................    6,618,560   26,636,370
AXA Conservative Strategy.........................   15,160,618   24,048,648
AXA Conservative-Plus Allocation..................  117,411,661  196,671,875
AXA Global Equity Managed Volatility..............   21,180,478  122,771,085
AXA Growth Strategy...............................   20,091,172   68,296,476
AXA International Core Managed Volatility.........   13,275,352  102,638,756
AXA International Value Managed Volatility........   15,043,816   54,012,405
AXA Large Cap Core Managed Volatility.............   41,263,622  212,496,102
AXA Large Cap Growth Managed Volatility...........  126,049,477  412,957,793
AXA Large Cap Value Managed Volatility............   59,124,744  357,923,681
AXA Mid Cap Value Managed Volatility..............   35,406,435  175,479,174

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

4. Purchases and Sales of Portfolios (Concluded)

                                                     PURCHASES        SALES
                                                   -------------- --------------
AXA Moderate Allocation........................... $  237,646,741 $  687,509,896
AXA Moderate Growth Strategy......................     17,252,693     84,124,244
AXA Moderate-Plus Allocation......................    401,947,902    986,502,314
AXA/AB Short Duration Government Bond.............     62,789,668    132,863,145
AXA/AB Small Cap Growth...........................     46,853,777     73,027,718
AXA/Franklin Balanced Managed Volatility..........     76,439,723    108,876,290
AXA/Franklin Small Cap Value Managed Volatility...     25,639,472     28,024,137
AXA/Franklin Templeton Allocation Managed
  Volatility......................................     43,185,421    168,945,116
AXA/Janus Enterprise..............................     12,987,975     73,330,868
AXA/Mutual Large Cap Equity Managed Volatility....      8,242,395     28,279,270
AXA/Templeton Global Equity Managed Volatility....     18,871,181     49,749,089
EQ/Common Stock Index.............................     28,213,172    102,457,555
EQ/Core Bond Index................................    129,408,386    229,965,456
EQ/Equity 500 Index...............................    201,465,888    222,165,255
EQ/GAMCO Mergers And Acquisitions.................     15,665,047     29,683,180
EQ/GAMCO Small Company Value......................     62,060,406    121,752,805
EQ/Intermediate Government Bond...................     38,253,560     51,692,155
EQ/International Equity Index.....................     49,913,411     83,829,823
EQ/Large Cap Growth Index.........................     87,179,624    106,228,807
EQ/Large Cap Value Index..........................     70,679,160     70,498,940
EQ/Mid Cap Index..................................    100,483,151    110,590,078
EQ/Money Market...................................  5,638,206,917  5,456,955,988
EQ/Quality Bond Plus..............................     69,549,135    193,649,213
EQ/Small Company Index............................     60,893,231     71,568,818
Multimanager Technology...........................     60,893,844     89,885,323

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.32% to a high of 1.33% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

5. Expenses and Related Party Transactions (Concluded)

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of AXA Large Cap Value Managed Volatility, AXA/AB Short Duration Government Bond and EQ/Quality Bond PLUS. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Asset-based Charges and Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

                                                        ASSET-BASED                 CURRENT   MAXIMUM
                                         MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATE
                                         EXPENSE RISKS     CHARGE        CHARGE     CHARGE    CHARGE
                                         ------------- -------------- ------------ --------- ---------

Accumulator and Rollover IRA issued
  before May 1, 1997....................     0.90%          0.30%           --       1.20%     1.20%

Accumulator issued on or after May 1,
  1997..................................     1.10%          0.25%           --       1.35%     1.35%

Accumulator issued on or after March 1,
  2000..................................     1.10%          0.25%         0.20%      1.55%     1.55%

Accumulator issued on or after April 1,
  2002..................................     0.75%          0.25%         0.20%      1.20%     1.20%

Accumulator issued on or after
  September 15, 2003....................     0.75%          0.30%         0.20%      1.25%     1.25%

Accumulator 06, 07, 8.0, 9.0............     0.80%          0.30%         0.20%      1.30%     1.30%

Accumulator Elite, Plus, Select.........     1.10%          0.25%         0.25%      1.60%     1.60%

Accumulator Select II...................     1.10%          0.35%         0.45%      1.90%     1.90%

Accumulator Select issued on or after
  April 1, 2002.........................     1.10%          0.25%         0.35%      1.70%     1.70%

Accumulator Plus issued on or after
  April 1, 2002.........................     0.90%          0.25%         0.25%      1.40%     1.40%

Accumulator Plus issued on or after
  September 15, 2003....................     0.90%          0.35%         0.25%      1.50%     1.50%

Accumulator Plus 06, 07, 8.0, 9.0.......     0.95%          0.35%         0.25%      1.55%     1.55%

Accumulator Elite issued on or after
  September 15, 2003....................     1.10%          0.30%         0.25%      1.65%     1.65%

Accumulator Elite II....................     1.10%          0.25%         0.45%      1.80%     1.80%

Accumulator Elite 06, 07, 8.0, 9.0......     1.10%          0.30%         0.25%      1.65%     1.65%

Stylus..................................     0.80%          0.30%         0.05%      1.15%     1.15%

Retirement Income for Life..............     0.75%          0.30%         0.20%      1.25%     1.25%

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

6. Asset-based Charges and Contractowner Charges (Continued)

                                                                  ASSET-BASED                 CURRENT   MAXIMUM
                                                   MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATE
                                                   EXPENSE RISKS     CHARGE        CHARGE     CHARGE    CHARGE
                                                   ------------- -------------- ------------ --------- ---------

Retirement Income for Life (NY)...................     0.80%          0.30%         0.20%      1.30%     1.30%

Accumulator Advisor/(1)/..........................     0.50%            --            --       0.50%     0.50%

Accumulator Express...............................     0.70%          0.25%           --       0.95%     0.95%

Structured Capital Strategies Series B/(2)/.......     1.25%            --            --       1.25%     1.25%

Structured Capital Strategies Series ADV/(2)/.....     0.65%            --            --       0.65%     0.65%

Structured Capital Strategies Series C/(2)/.......     1.65%            --            --       1.65%     1.65%

Structured Capital Strategies 16 Series B/(2)/....     1.25%            --            --       1.25%     1.25%

Structured Capital Strategies 16 Series ADV/(2)/..     0.65%            --            --       0.65%     0.65%

Structured Capital Strategies 16 Series C/(2)/....     1.65%            --            --       1.65%     1.65%

   ----------
    (1)Accumulator Advisor's annual charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.
    (2)Under Structured Capital Strategies Prospectus, Mortality and Expense Risks is referred to as a contract fee.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

   The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                            WHEN CHARGE
              CHARGES                       IS DEDUCTED                            AMOUNT DEDUCTED
              -------                       -----------                             ---------------

Charges for state premium and other  At time of transaction     Varies by state
applicable taxes

Annual Administrative Charge         Annually on each contract  Depending on account value, in Years 1 to 2 lesser
                                     date anniversary.          of $30 or 2% of account value, thereafter $30

Variable Immediate Annuity payout    At time of transaction     $350 annuity administrative fee
option administrative fee

Withdrawal charge                    At time of transaction     LOW - 0% in contract year 10 and thereafter.


                                                                HIGH - 8% in contract years 1 and 2. The charge is
                                                                7% in contract years 3 and 4, and declines 1% each
                                                                contract year until it reaches 0% in contract year 10.

                                                                Note - Depending on the contract and/or certain
                                                                elections made under the contract, the withdrawal
                                                                charge may or may not apply.

BaseBuilder benefit charge           Annually on each contract  0.30%
                                     date anniversary.

Protection Plus                      Annually on each contract  LOW - 0.20%
                                     date anniversary.          HIGH - 0.35%

                   AMOUNT DEDUCTED                          HOW DEDUCTED
                    ---------------                          ------------

Varies by state                                         Applied to an annuity
                    payout option

Depending on account value, in Years 1 to 2 lesser      Unit liquidation from
of $30 or 2% of account value, thereafter $30           account value

$350 annuity administrative fee                         Unit liquidation from
                    account value

LOW - 0% in contract year 10 and thereafter.            Unit liquidation from
                                                        account value

HIGH - 8% in contract years 1 and 2. The charge is 7% in contract years 3 and 4, and declines 1% each contract year until it reaches 0% in contract year 10.

Note - Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

0.30%                                                   Unit liquidation from
                                                        account value

LOW - 0.20%                                             Unit liquidation from
HIGH - 0.35%                                            account value

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

6. Asset-based Charges and Contractowner Charges (Continued)

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                           AMOUNT DEDUCTED
                -------                        -----------                           ---------------

Guaranteed minimum death benefit
options:

Annual ratchet to age 85                Annually on each contract  LOW - 0.20% of the Annual ratchet to age 85
                                        date anniversary.          benefit base
                                                                   HIGH - 0.35% of the Annual ratchet to age 85
                                                                   benefit base

Greater of 4% roll up to age 85 or      Annually on each contract  1.00% of the greater of 4% roll-up to age 85 or
Annual ratchet to age 85                date anniversary.          Annual ratchet to age 85 benefit base (max to
                                                                   1.15%)

Greater of 5% rollup to age 85 or       Annually on each contract  LOW - 0.50% of the greater of 5% roll-up to age
annual ratchet to age 85                date anniversary.          85 or annual ratchet to age 85 benefit base
                                                                   HIGH - 1.00 % of 5% roll-up to age 85 or Annual
                                                                   ratchet to age 85 benefit base

6% rollup to age 80 or 70                                          0.20% of 6% roll-up to age 80 (or 70) benefit base

6% rollup to age 85                     Annually on each contract  LOW - 0.35% of the 6% roll-up to age 85 benefit
                                        date anniversary.          base
                                                                   HIGH - 0.45% of the 6% roll-up to age 85 benefit
                                                                   base

Greater of 6.5%, 6% or 3% rollup to     Annually on each contract  LOW - 0.45% of the 6% roll-up to age 85 benefit
age 85 or annual ratchet to age 85      date anniversary.          base or the Annual ratchet to age 85 benefit base,
                                                                   as applicable
                                                                   HIGH - 1.10% of the 6.5%, 6% or 3% roll-up to
                                                                   age 85 benefit base or the Annual ratchet to age 85
                                                                   benefit base, as applicable

Greater of 5% rollup to owner's age 80                             LOW - 0.80% (max 0.95%) of the 5% roll-up to
or Annual ratchet to owner's age 80                                age 80 benefit base or the annual ratchet benefit
                                                                   base, as applicable
                                                                   HIGH - 1.25% (max 1.25%) of the 5% roll-up to
                                                                   age 80 benefit base or the annual ratchet benefit
                                                                   base, as applicable

Greater of compounded annual roll-up                               LOW - 0.80% (max 0.95%) of the roll-up to age 85
to age 85 or annual ratchet to age 85                              benefit base or annual ratchet to age 85 benefit
                                                                   base, as applicable
                                                                   HIGH - 1.05% (max 1.05%) of the roll-up to age
                                                                   85 benefit base or annual ratchet to age 85 benefit
                                                                   base, as applicable

Greater of GMDB I                       Annually on each contract  GMDB I election: 0.80% (max 1.05%)
Greater of GMDB II                      date anniversary.          GMDB II election: 1.00% (max 1.25%)

Greater of GMIB I                       Annually on each contract  GMIB I election: 0.80% (max 1.20%)
Greater of GMIB II                      date anniversary.          GMIB II election: 1.00% (max 1.40%)

Guaranteed Withdrawal Benefit for Life  Annually on each contract  0.30%
Enhanced Death Benefit                  date anniversary.

Earnings Enhancement Benefit            Annually on each contract  0.35%
(additional death benefit)              date anniversary.

Guaranteed Minimum Income Benefit       Annually on each contract  LOW - 0.45%
                                        date anniversary.          HIGH - 1.15% (max 1.30%)

                  AMOUNT DEDUCTED                        HOW DEDUCTED
                  ---------------                         ------------




LOW - 0.20% of the Annual ratchet to age 85          Unit liquidation from
benefit base                                         account value
HIGH - 0.35% of the Annual ratchet to age 85
benefit base

1.00% of the greater of 4% roll-up to age 85 or
Annual ratchet to age 85 benefit base (max to
1.15%)

LOW - 0.50% of the greater of 5% roll-up to age      Unit liquidation from
85 or annual ratchet to age 85 benefit base          account value
HIGH - 1.00 % of 5% roll-up to age 85 or Annual
ratchet to age 85 benefit base

0.20% of 6% roll-up to age 80 (or 70) benefit base

LOW - 0.35% of the 6% roll-up to age 85 benefit      Unit liquidation from
base                                                 account value
HIGH - 0.45% of the 6% roll-up to age 85 benefit
base

LOW - 0.45% of the 6% roll-up to age 85 benefit      Unit liquidation from
base or the Annual ratchet to age 85 benefit base,   account value
as applicable
HIGH - 1.10% of the 6.5%, 6% or 3% roll-up to
age 85 benefit base or the Annual ratchet to age 85
benefit base, as applicable

LOW - 0.80% (max 0.95%) of the 5% roll-up to age 80 benefit base or the annual ratchet benefit base, as applicable
HIGH - 1.25% (max 1.25%) of the 5% roll-up to age 80 benefit base or the annual ratchet benefit base, as applicable

LOW - 0.80% (max 0.95%) of the roll-up to age 85 benefit base or annual ratchet to age 85 benefit base, as applicable
HIGH - 1.05% (max 1.05%) of the roll-up to age
85 benefit base or annual ratchet to age 85 benefit base, as applicable

GMDB I election: 0.80% (max 1.05%)                   Unit liquidation from
GMDB II election: 1.00% (max 1.25%)                  account value

GMIB I election: 0.80% (max 1.20%)                   Unit liquidation from
GMIB II election: 1.00% (max 1.40%)                  account value

0.30%                                                Unit liquidation from
                                                     account value

0.35%                                                Unit liquidation from
                                                     account value

LOW - 0.45%                                          Unit liquidation from
HIGH - 1.15% (max 1.30%)                             account value

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

6. Asset-based Charges and Contractowner Charges (Concluded)

                                                  WHEN CHARGE
                CHARGES                           IS DEDUCTED                            AMOUNT DEDUCTED
                 -------                          -----------                            ---------------

Guaranteed Principal Benefit              Annually on first 10         LOW - 100% Guaranteed Principal Benefit -0.50%
                                          contract date anniversaries  HIGH -125%
                                                                       Guaranteed Principal Benefit - 0.75%

Guaranteed Withdrawal Benefit             Annually on each contract    LOW - 5% Withdrawal Option is 0.35%
                                          date anniversary.            (max 0.60%)
                                                                       HIGH - 7% Withdrawal Option is 0.50%
                                                                       (max 0.80%)

Net Loan Interest charge for Rollover     Netted against loan          2.00%
                                          repayment

Retirement Income for Life Benefit        Annually on contract date    LOW - 0.60% for Single life
charge                                    anniversary.                  0.75% for Joint life
                                                                       HIGH - 0.75% for Single life
                                                                        0.90% for Joint life

Guaranteed Withdrawal Benefit for Life    Annually on each contract    LOW - 0.60% for Single life;
(GWBL)                                    date anniversary.             0.75% for Joint life
                                                                       HIGH - 0.80% for Single life;
                                                                        0.95% for Joint life

Death benefit under converted GWBL        Annually on each contract    The GMDB charge in effect prior to conversion will
                                          date anniversary.            be deducted. Note - Charge will vary depending on
                                                                       combination GMDB elections.

Converted Guaranteed withdrawal           Upon initial conversion and  Single and Joint life - charge is equal to the
benefit for life charge                   annually on each contract    percentage of Guaranteed minimum income benefit
                                          date anniversary thereafter  base charge deducted as the Guaranteed minimum income benefit charge on the conversion effective
                                                                       date. Annual ratchets may increase the charge to a
                                                                       percentage equal to the maximum charge for the
                                                                       Guaranteed minimum income benefit.

Charge for each additional transfer in    At time of transaction       Maximum Charge $35 Current Charge $0
excess of 12 transfers per contract year

Special service charges:

Express mail charge                       At time of transaction       Current and Maximum Charge: $35


Wire transfer charge                      At time of transaction       Current and Maximum Charge: $90


Duplicate contract charge                 At time of transaction       Current and Maximum Charge: $35


Check preparation charge                  At time of transaction       Maximum Charge: $85. Current charge: $0
                                                                       Note - This charge is currently waived. This waiver
                                                                       may discontinue with or without notice.

Charge for third party transfer or        At time of transaction       Maximum Charge: $125. Current charge: $65
exchange                                                               Note - This charge is currently waived. This waiver
                                                                       may discontinue with or without notice.

                  AMOUNT DEDUCTED                        HOW DEDUCTED
                  ---------------                         ------------

LOW - 100% Guaranteed Principal Benefit -0.50%       Unit liquidation from
HIGH -125%                                           account value
Guaranteed Principal Benefit - 0.75%

LOW - 5% Withdrawal Option is 0.35%                  Unit liquidation from
(max 0.60%)                                          account value
HIGH - 7% Withdrawal Option is 0.50%
(max 0.80%)

2.00%                                                Unit liquidation from
                                                     account value

LOW - 0.60% for Single life                          Unit liquidation from
 0.75% for Joint life                                account value
HIGH - 0.75% for Single life
 0.90% for Joint life

LOW - 0.60% for Single life;                         Unit liquidation from
 0.75% for Joint life                                account value
HIGH - 0.80% for Single life;
 0.95% for Joint life

The GMDB charge in effect prior to conversion will   Unit liquidation from
be deducted. Note - Charge will vary depending on    account value
combination GMDB elections.

Single and Joint life - charge is equal to the       Unit liquidation from
percentage of Guaranteed minimum income benefit      account value
base charge deducted as the Guaranteed minimum
income benefit charge on the conversion effective
date. Annual ratchets may increase the charge to a
percentage equal to the maximum charge for the
Guaranteed minimum income benefit.

Maximum Charge $35 Current Charge $0                 Unit liquidation from
                                                     account value



Current and Maximum Charge: $35                      Unit liquidation from
                                                     account value

Current and Maximum Charge: $90                      Unit liquidation from
                                                     account value

Current and Maximum Charge: $35                      Unit liquidation from
                                                     account value

Maximum Charge: $85. Current charge: $0              Unit liquidation from
Note - This charge is currently waived. This waiver  account value may discontinue with or without notice.

Maximum Charge: $125. Current charge: $65            Unit liquidation from
Note - This charge is currently waived. This waiver  account value may discontinue with or without notice.

7. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Financial Highlights (Continued)

   value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT SOCIALLY RESPONSIBLE
   2016  Lowest contract charge 1.20% Class B     $14.46            --               --         --        8.64%
         Highest contract charge 1.80% Class B    $13.01            --               --         --        7.97%
         All contract charges                         --         4,056         $ 66,449       1.14%         --
   2015  Lowest contract charge 1.20% Class B     $13.31            --               --         --       (0.75)%
         Highest contract charge 1.80% Class B    $12.05            --               --         --       (1.39)%
         All contract charges                         --         4,679         $ 70,768       0.99%         --
   2014  Lowest contract charge 1.20% Class B     $13.41            --               --         --       12.22%
         Highest contract charge 1.80% Class B    $12.22            --               --         --       11.60%
         All contract charges                         --         4,825         $ 73,695       0.81%         --
   2013  Lowest contract charge 1.20% Class B     $11.95            --               --         --       32.78%
         Highest contract charge 1.80% Class B    $10.95            --               --         --       31.93%
         All contract charges                         --         5,006         $ 68,316       0.83%         --
2012(b)  Lowest contract charge 1.20% Class B     $ 9.00            --               --         --       15.24%
         Highest contract charge 1.80% Class B    $ 8.30            --               --         --       14.64%
         All contract charges                         --         4,542         $ 47,200       0.98%         --
AXA 400 MANAGED VOLATILITY
   2016  Lowest contract charge 0.95% Class B     $13.83            --               --         --       18.51%
         Highest contract charge 1.90% Class B    $13.35            --               --         --       17.41%
         All contract charges                         --        24,008         $325,978       0.75%         --
   2015  Lowest contract charge 0.95% Class B     $11.67            --               --         --       (4.03)%
         Highest contract charge 1.90% Class B    $11.37            --               --         --       (5.01)%
         All contract charges                         --        26,133         $300,803       0.52%         --
   2014  Lowest contract charge 0.95% Class B     $12.16            --               --         --        7.80%
         Highest contract charge 1.90% Class B    $11.97            --               --         --        6.78%
         All contract charges                         --        28,178         $339,704       0.39%         --
   2013  Lowest contract charge 0.95% Class B     $11.28            --               --         --       10.16%
         Highest contract charge 1.90% Class B    $11.21            --               --         --        9.47%
         All contract charges                         --        32,380         $364,050       0.21%         --
2012(b)  Lowest contract charge 0.65% Class B     $11.19            --               --         --       15.72%
         Highest contract charge 1.70% Class B    $13.04            --               --         --       14.49%
         All contract charges                         --         4,830         $ 63,475       0.23%         --
AXA 2000 MANAGED VOLATILITY
   2016  Lowest contract charge 0.95% Class B     $13.85            --               --         --       19.40%
         Highest contract charge 1.90% Class B    $13.38            --               --         --       18.30%
         All contract charges                         --        38,753         $527,274       0.72%         --
   2015  Lowest contract charge 0.95% Class B     $11.60            --               --         --       (6.07)%
         Highest contract charge 1.90% Class B    $11.31            --               --         --       (6.91)%
         All contract charges                         --        43,378         $496,898       0.37%         --
   2014  Lowest contract charge 0.95% Class B     $12.35            --               --         --        3.09%
         Highest contract charge 1.90% Class B    $12.15            --               --         --        2.10%
         All contract charges                         --        47,930         $587,010       0.14%         --
   2013  Lowest contract charge 0.95% Class B     $11.98            --               --         --       16.09%
         Highest contract charge 1.90% Class B    $11.90            --               --         --       15.31%
         All contract charges                         --        55,799         $666,178       0.13%         --
2012(b)  Lowest contract charge 0.65% Class B     $10.89            --               --         --       14.75%
         Highest contract charge 1.70% Class B    $13.00            --               --         --       13.44%
         All contract charges                         --         5,328         $ 69,826       0.33%         --

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
AXA AGGRESSIVE ALLOCATION
   2016  Lowest contract charge 1.15% Class B     $16.38             --               --        --        7.55%
         Highest contract charge 1.90% Class B    $14.85             --               --        --        6.76%
         All contract charges                         --        140,150       $2,353,275      0.93%         --
   2015  Lowest contract charge 1.15% Class B     $15.23             --               --        --       (2.87)%
         Highest contract charge 1.90% Class B    $13.91             --               --        --       (3.60)%
         All contract charges                         --        156,829       $2,456,477      0.92%         --
   2014  Lowest contract charge 0.95% Class B     $16.03             --               --        --        3.75%
         Highest contract charge 1.90% Class B    $14.43             --               --        --        2.70%
         All contract charges                         --        168,969       $2,736,776      1.52%         --
   2013  Lowest contract charge 0.95% Class B     $15.45             --               --        --       25.20%
         Highest contract charge 1.90% Class B    $14.05             --               --        --       24.01%
         All contract charges                         --        189,765       $2,977,598      2.41%         --
2012(b)  Lowest contract charge 1.15% Class B     $12.12             --               --        --       12.85%
         Highest contract charge 1.90% Class B    $11.33             --               --        --       12.07%
         All contract charges                         --        208,959       $2,632,730      0.83%         --
AXA BALANCED STRATEGY
   2016  Lowest contract charge 1.30% Class B     $14.98             --               --        --        4.61%
         Highest contract charge 1.70% Class B    $14.53             --               --        --        4.23%
         All contract charges                         --         28,957       $  430,865      0.83%         --
   2015  Lowest contract charge 1.30% Class B     $14.32             --               --        --       (1.98)%
         Highest contract charge 1.70% Class B    $13.94             --               --        --       (2.38)%
         All contract charges                         --         31,558       $  449,309      0.94%         --
   2014  Lowest contract charge 1.30% Class B     $14.61             --               --        --        3.03%
         Highest contract charge 1.70% Class B    $14.28             --               --        --        2.66%
         All contract charges                         --         34,424       $  500,035      1.07%         --
   2013  Lowest contract charge 1.30% Class B     $14.18             --               --        --       12.18%
         Highest contract charge 1.70% Class B    $13.91             --               --        --       11.73%
         All contract charges                         --         37,063       $  523,023      1.88%         --
2012(b)  Lowest contract charge 1.30% Class B     $11.31             --               --        --        7.10%
         Highest contract charge 1.70% Class B    $11.17             --               --        --        6.69%
         All contract charges                         --        102,120       $1,228,875      0.83%         --
AXA CONSERVATIVE ALLOCATION
   2016  Lowest contract charge 1.15% Class B     $12.71             --               --        --        1.76%
         Highest contract charge 1.80% Class B    $11.67             --               --        --        1.04%
         All contract charges                         --         91,404       $1,148,298      0.92%         --
   2015  Lowest contract charge 1.15% Class B     $12.49             --               --        --       (1.42)%
         Highest contract charge 1.80% Class B    $11.55             --               --        --       (2.04)%
         All contract charges                         --         96,782       $1,199,846      0.79%         --
   2014  Lowest contract charge 1.15% Class B     $12.67             --               --        --        1.44%
         Highest contract charge 1.80% Class B    $11.79             --               --        --        0.77%
         All contract charges                         --        105,431       $1,329,811      0.81%         --
   2013  Lowest contract charge 1.15% Class B     $12.49             --               --        --        3.14%
         Highest contract charge 1.80% Class B    $11.70             --               --        --        2.45%
         All contract charges                         --        126,099       $1,573,697      0.82%         --
   2012  Lowest contract charge 1.15% Class B     $12.11             --               --        --        3.42%
         Highest contract charge 1.90% Class B    $11.32             --               --        --        2.63%
         All contract charges                         --        166,195       $2,017,786      0.84%         --
AXA CONSERVATIVE GROWTH STRATEGY
   2016  Lowest contract charge 1.30% Class B     $14.07             --               --        --        3.61%
         Highest contract charge 1.70% Class B    $13.64             --               --        --        3.18%
         All contract charges                         --         12,331       $  171,672      0.82%         --
   2015  Lowest contract charge 1.30% Class B     $13.58             --               --        --       (1.74)%
         Highest contract charge 1.70% Class B    $13.22             --               --        --       (2.15)%
         All contract charges                         --         13,773       $  185,312      0.90%         --

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Financial Highlights (Continued)

                                                            YEARS ENDED DECEMBER 31,
                                        --------------------------------------------------------------
                                                                     ACCUMULATION
                                                   UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                        UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                        ---------- ----------------- ------------ ------------- --------
AXA CONSERVATIVE GROWTH STRATEGY
(CONTINUED)
   2014  Lowest contract charge 1.30%
          Class B                         $13.82             --               --        --        2.45%
         Highest contract charge 1.70%
          Class B                         $13.51             --               --        --        2.04%
         All contract charges                 --         15,121       $  207,400      0.96%         --
   2013  Lowest contract charge 1.30%
          Class B                         $13.49             --               --        --        9.14%
         Highest contract charge 1.70%
          Class B                         $13.24             --               --        --        8.70%
         All contract charges                 --         16,819       $  225,420      1.55%         --
2012(b)  Lowest contract charge 0.65%
          Class B                         $10.41             --               --        --        6.55%
         Highest contract charge 1.70%
          Class B                         $11.02             --               --        --        5.45%
         All contract charges                 --         52,553       $  617,051      0.85%         --
AXA CONSERVATIVE STRATEGY
   2016  Lowest contract charge 1.30%
          Class B                         $12.06             --               --        --        1.52%
         Highest contract charge 1.70%
          Class B                         $11.69             --               --        --        1.04%
         All contract charges                 --          8,613       $  102,857      0.75%         --
   2015  Lowest contract charge 1.30%
          Class B                         $11.88             --               --        --       (1.49)%
         Highest contract charge 1.70%
          Class B                         $11.57             --               --        --       (1.87)%
         All contract charges                 --          9,308       $  109,700      0.78%         --
   2014  Lowest contract charge 1.30%
          Class B                         $12.06             --               --        --        1.26%
         Highest contract charge 1.70%
          Class B                         $11.79             --               --        --        0.86%
         All contract charges                 --          9,908       $  118,588      0.71%         --
   2013  Lowest contract charge 1.30%
          Class B                         $11.91             --               --        --        3.03%
         Highest contract charge 1.70%
          Class B                         $11.69             --               --        --        2.63%
         All contract charges                 --         11,206       $  132,622      0.96%
2012(b)  Lowest contract charge 0.65%
          Class B                         $10.24             --               --        --        3.75%
         Highest contract charge 1.70%
          Class B                         $10.70             --               --        --        2.69%
         All contract charges                 --         38,516       $  430,809      0.91%         --
AXA CONSERVATIVE-PLUS ALLOCATION
   2016  Lowest contract charge 0.95%
          Class B                         $13.98             --               --        --        3.71%
         Highest contract charge 1.90%
          Class B                         $12.35             --               --        --        2.75%
         All contract charges                 --         78,798       $1,076,771      0.90%         --
   2015  Lowest contract charge 0.95%
          Class B                         $13.48             --               --        --       (1.53)%
         Highest contract charge 1.90%
          Class B                         $12.02             --               --        --       (2.51)%
         All contract charges                 --         86,341       $1,143,950      0.79%         --
   2014  Lowest contract charge 1.15%
          Class B                         $13.40             --               --        --        1.98%
         Highest contract charge 1.90%
          Class B                         $12.33             --               --        --        1.23%
         All contract charges                 --         97,797       $1,324,016      0.94%         --
   2013  Lowest contract charge 1.15%
          Class B                         $13.14             --               --        --        8.96%
         Highest contract charge 1.90%
          Class B                         $12.18             --               --        --        8.07%
         All contract charges                 --        114,476       $1,525,429      1.29%         --
2012(b)  Lowest contract charge 1.15%
          Class B                         $12.06             --               --        --        6.16%
         Highest contract charge 1.90%
          Class B                         $11.27             --               --        --        5.33%
         All contract charges                 --        135,588       $1,663,753      0.80%         --
AXA GLOBAL EQUITY MANAGED VOLATILITY
   2016  Lowest contract charge 0.95%
          Class B                         $23.24             --               --        --        3.52%
         Highest contract charge 1.90%
          Class B                         $19.28             --               --        --        2.50%
         All contract charges                 --         33,877       $  849,825      0.91%         --
   2015  Lowest contract charge 0.95%
          Class B                         $22.45             --               --        --       (2.69)%
         Highest contract charge 1.90%
          Class B                         $18.81             --               --        --       (3.59)%
         All contract charges                 --         37,914       $  923,557      0.86%         --
   2014  Lowest contract charge 0.95%
          Class B                         $23.07             --               --        --        0.74%
         Highest contract charge 1.90%
          Class B                         $19.51             --               --        --       (0.26)%
         All contract charges                 --         42,203       $1,061,896      0.92%         --
   2013  Lowest contract charge 0.95%
          Class B                         $22.90             --               --        --       19.21%
         Highest contract charge 1.90%
          Class B                         $19.56             --               --        --       18.04%
         All contract charges                 --         48,803       $1,226,262      0.91%         --

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Financial Highlights (Continued)

                                                            YEARS ENDED DECEMBER 31,
                                        --------------------------------------------------------------
                                                                     ACCUMULATION
                                                   UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                        UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                        ---------- ----------------- ------------ ------------- --------
AXA GLOBAL EQUITY MANAGED VOLATILITY
(CONTINUED)
2012(b)  Lowest contract charge 0.95%
          Class B                         $19.21            --                --        --       15.86%
         Highest contract charge 1.90%
          Class B                         $16.57            --                --        --       14.75%
         All contract charges                 --        42,150        $  893,065      1.40%         --
AXA GROWTH STRATEGY
   2016  Lowest contract charge 1.30%
          Class B                         $17.32            --                --        --        6.72%
         Highest contract charge 1.70%
          Class B                         $16.79            --                --        --        6.27%
         All contract charges                 --        42,322        $  725,052      0.92%         --
   2015  Lowest contract charge 1.30%
          Class B                         $16.23            --                --        --       (2.29)%
         Highest contract charge 1.70%
          Class B                         $15.80            --                --        --       (2.65)%
         All contract charges                 --        45,382        $  729,835      1.10%         --
   2014  Lowest contract charge 1.30%
          Class B                         $16.61            --                --        --        4.27%
         Highest contract charge 1.70%
          Class B                         $16.23            --                --        --        3.77%
         All contract charges                 --        47,965        $  790,224      1.32%         --
   2013  Lowest contract charge 1.30%
          Class B                         $15.93            --                --        --       18.62%
         Highest contract charge 1.70%
          Class B                         $15.64            --                --        --       18.22%
         All contract charges                 --        50,889        $  805,226      2.54%         --
2012(b)  Lowest contract charge 0.65%
          Class B                         $10.64            --                --        --       10.49%
         Highest contract charge 1.70%
          Class B                         $11.45            --                --        --        9.26%
         All contract charges                 --        77,432        $1,024,880      0.82%         --
AXA INTERNATIONAL CORE MANAGED
VOLATILITY
   2016  Lowest contract charge 0.95%
          Class B                         $13.05            --                --        --       (0.76)%
         Highest contract charge 1.90%
          Class B                         $11.01            --                --        --       (1.70)%
         All contract charges                 --        67,085        $  883,719      0.28%         --
   2015  Lowest contract charge 0.95%
          Class B                         $13.15            --                --        --       (5.26)%
         Highest contract charge 1.90%
          Class B                         $11.20            --                --        --       (6.12)%
         All contract charges                 --        73,183        $  976,132      0.06%         --
   2014  Lowest contract charge 0.95%
          Class B                         $13.88            --                --        --       (7.10)%
         Highest contract charge 1.90%
          Class B                         $11.93            --                --        --       (8.02)%
         All contract charges                 --        78,776        $1,113,975      1.25%         --
   2013  Lowest contract charge 0.95%
          Class B                         $14.94            --                --        --       16.36%
         Highest contract charge 1.90%
          Class B                         $12.97            --                --        --       15.29%
         All contract charges                 --        88,401        $1,353,614      1.10%         --
2012(b)  Lowest contract charge 0.95%
          Class B                         $12.84            --                --        --       15.26%
         Highest contract charge 1.90%
          Class B                         $11.25            --                --        --       14.10%
         All contract charges                 --        47,756        $  629,076      1.44%         --
AXA INTERNATIONAL VALUE MANAGED
VOLATILITY
   2016  Lowest contract charge 0.95%
          Class B                         $19.99            --                --        --       (0.20)%
         Highest contract charge 1.90%
          Class B                         $16.54            --                --        --       (1.14)%
         All contract charges                 --        26,682        $  420,879      0.46%         --
   2015  Lowest contract charge 0.95%
          Class B                         $20.03            --                --        --       (4.07)%
         Highest contract charge 1.90%
          Class B                         $16.73            --                --        --       (5.00)%
         All contract charges                 --        28,925        $  459,514      0.10%         --
   2014  Lowest contract charge 0.95%
          Class B                         $20.88            --                --        --       (8.06)%
         Highest contract charge 1.90%
          Class B                         $17.61            --                --        --       (8.95)%
         All contract charges                 --        30,321        $  505,905      1.57%         --
   2013  Lowest contract charge 0.95%
          Class B                         $22.71            --                --        --       18.16%
         Highest contract charge 1.90%
          Class B                         $19.34            --                --        --       17.07%
         All contract charges                 --        33,042        $  602,056      1.10%         --
2012(b)  Lowest contract charge 0.95%
          Class B                         $19.22            --                --        --       16.34%
         Highest contract charge 1.90%
          Class B                         $16.52            --                --        --       15.20%
         All contract charges                 --        37,289        $  578,859      1.78%         --
AXA LARGE CAP CORE MANAGED VOLATILITY
   2016  Lowest contract charge 0.95%
          Class B                         $16.63            --                --        --        8.76%
         Highest contract charge 1.90%
          Class B                         $13.98            --                --        --        7.70%
         All contract charges                 --        87,725        $1,517,940      1.08%         --

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Financial Highlights (Continued)

                                                            YEARS ENDED DECEMBER 31,
                                        --------------------------------------------------------------
                                                                     ACCUMULATION
                                                   UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                        UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                        ---------- ----------------- ------------ ------------- --------
AXA LARGE CAP CORE MANAGED VOLATILITY
(CONTINUED)
   2015  Lowest contract charge 0.95%
          Class B                         $15.29             --               --        --       (0.59)%
         Highest contract charge 1.90%
          Class B                         $12.98             --               --        --       (1.52)%
         All contract charges                 --         98,847       $1,580,036      0.90%         --
   2014  Lowest contract charge 0.95%
          Class B                         $15.38             --               --        --       10.57%
         Highest contract charge 1.90%
          Class B                         $13.18             --               --        --        9.47%
         All contract charges                 --        110,272       $1,779,972      0.90%         --
   2013  Lowest contract charge 0.95%
          Class B                         $13.91             --               --        --       30.37%
         Highest contract charge 1.90%
          Class B                         $12.04             --               --        --       29.05%
         All contract charges                 --        126,392       $1,855,878      0.82%         --
2012(b)  Lowest contract charge 0.95%
          Class B                         $10.67             --               --        --       13.87%
         Highest contract charge 1.90%
          Class B                         $ 9.33             --               --        --       12.82%
         All contract charges                 --         12,776       $  137,932      1.12%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
   2016  Lowest contract charge 0.95%
          Class B                         $28.44             --               --        --        4.52%
         Highest contract charge 1.90%
          Class B                         $23.53             --               --        --        3.52%
         All contract charges                 --        118,136       $2,787,263      0.55%         --
   2015  Lowest contract charge 0.95%
          Class B                         $27.21             --               --        --        3.03%
         Highest contract charge 1.90%
          Class B                         $22.73             --               --        --        2.07%
         All contract charges                 --        133,963       $3,037,986      0.28%         --
   2014  Lowest contract charge 0.95%
          Class B                         $26.41             --               --        --       10.04%
         Highest contract charge 1.90%
          Class B                         $22.27             --               --        --        8.95%
         All contract charges                 --        152,170       $3,367,045      0.18%         --
   2013  Lowest contract charge 0.95%
          Class B                         $24.00             --               --        --       34.08%
         Highest contract charge 1.90%
          Class B                         $20.44             --               --        --       32.81%
         All contract charges                 --        178,037       $3,596,867      0.27%         --
2012(b)  Lowest contract charge 0.95%
          Class B                         $17.90             --               --        --       12.65%
         Highest contract charge 1.90%
          Class B                         $15.39             --               --        --       11.60%
         All contract charges                 --         33,585       $  512,891      0.56%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY
   2016  Lowest contract charge 0.95%
          Class B                         $22.48             --               --        --       14.23%
         Highest contract charge 1.90%
          Class B                         $18.72             --               --        --       13.11%
         All contract charges                 --        144,915       $2,707,920      1.66%         --
   2015  Lowest contract charge 0.95%
          Class B                         $19.68             --               --        --       (4.93)%
         Highest contract charge 1.90%
          Class B                         $16.55             --               --        --       (5.81)%
         All contract charges                 --        162,866       $2,676,706      1.54%         --
   2014  Lowest contract charge 0.95%
          Class B                         $20.70             --               --        --       11.17%
         Highest contract charge 1.90%
          Class B                         $17.57             --               --        --       10.09%
         All contract charges                 --        182,902       $3,177,920      1.30%         --
   2013  Lowest contract charge 0.95%
          Class B                         $18.62             --               --        --       31.22%
         Highest contract charge 1.90%
          Class B                         $15.96             --               --        --       29.97%
         All contract charges                 --        211,585       $3,321,080      1.62%         --
2012(b)  Lowest contract charge 0.95%
          Class B                         $14.19             --               --        --       14.71%
         Highest contract charge 1.90%
          Class B                         $12.28             --               --        --       13.60%
         All contract charges                 --         80,831       $  983,911      1.54%         --
AXA MID CAP VALUE MANAGED VOLATILITY
   2016  Lowest contract charge 0.95%
          Class B                         $29.53             --               --        --       16.54%
         Highest contract charge 1.90%
          Class B                         $24.44             --               --        --       15.45%
         All contract charges                 --         50,679       $1,264,192      1.21%         --
   2015  Lowest contract charge 0.95%
          Class B                         $25.34             --               --        --       (4.45)%
         Highest contract charge 1.90%
          Class B                         $21.17             --               --        --       (5.36)%
         All contract charges                 --         56,835       $1,222,477      0.74%         --
   2014  Lowest contract charge 0.95%
          Class B                         $26.52             --               --        --        9.81%
         Highest contract charge 1.90%
          Class B                         $22.37             --               --        --        8.75%
         All contract charges                 --         63,052       $1,427,127      0.57%         --

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Financial Highlights (Continued)

                                                            YEARS ENDED DECEMBER 31,
                                        --------------------------------------------------------------
                                                                     ACCUMULATION
                                                   UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                        UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                        ---------- ----------------- ------------ ------------- --------
AXA MID CAP VALUE MANAGED VOLATILITY
(CONTINUED)
   2013  Lowest contract charge 0.95%
          Class B                         $24.15             --               --        --       31.82%
         Highest contract charge 1.90%
          Class B                         $20.57             --               --        --       30.60%
         All contract charges                 --         70,890       $1,467,915      0.57%         --
2012(b)  Lowest contract charge 0.95%
          Class B                         $18.32             --               --        --       17.51%
         Highest contract charge 1.90%
          Class B                         $15.75             --               --        --       16.32%
         All contract charges                 --         60,166       $  946,778      1.20%         --
AXA MODERATE ALLOCATION
   2016  Lowest contract charge 0.95%
          Class B                         $65.70             --               --        --        4.35%
         Highest contract charge 1.90%
          Class B                         $48.77             --               --        --        3.37%
         All contract charges                 --        261,685       $4,749,907      0.87%         --
   2015  Lowest contract charge 0.95%
          Class B                         $62.96             --               --        --       (1.82)%
         Highest contract charge 1.90%
          Class B                         $47.18             --               --        --       (2.76)%
         All contract charges                 --        294,244       $5,142,914      0.79%         --
   2014  Lowest contract charge 0.95%
          Class B                         $64.13             --               --        --        2.05%
         Highest contract charge 1.90%
          Class B                         $48.52             --               --        --        1.06%
         All contract charges                 --        329,752       $5,895,951      1.05%         --
   2013  Lowest contract charge 0.95%
          Class B                         $62.84             --               --        --       12.03%
         Highest contract charge 1.90%
          Class B                         $48.01             --               --        --       10.98%
         All contract charges                 --        377,601       $6,624,903      1.52%         --
2012(b)  Lowest contract charge 0.95%
          Class B                         $56.09             --               --        --        7.76%
         Highest contract charge 1.90%
          Class B                         $43.26             --               --        --        6.71%
         All contract charges                 --        427,347       $6,699,656      0.76%         --
AXA MODERATE GROWTH STRATEGY
   2016  Lowest contract charge 1.30%
          Class B                         $16.42             --               --        --        5.66%
         Highest contract charge 1.70%
          Class B                         $15.92             --               --        --        5.22%
         All contract charges                 --         50,523       $  822,255      0.87%         --
   2015  Lowest contract charge 1.30%
          Class B                         $15.54             --               --        --       (2.08)%
         Highest contract charge 1.70%
          Class B                         $15.13             --               --        --       (2.45)%
         All contract charges                 --         54,859       $  845,964      1.02%         --
   2014  Lowest contract charge 1.30%
          Class B                         $15.87             --               --        --        3.66%
         Highest contract charge 1.70%
          Class B                         $15.51             --               --        --        3.19%
         All contract charges                 --         59,395       $  936,247      1.17%         --
   2013  Lowest contract charge 1.30%
          Class B                         $15.31             --               --        --       15.37%
         Highest contract charge 1.70%
          Class B                         $15.03             --               --        --       14.91%
         All contract charges                 --         63,802       $  971,458      2.15%         --
2012(b)  Lowest contract charge 0.65%
          Class B                         $10.57             --               --        --        9.08%
         Highest contract charge 1.70%
          Class B                         $11.32             --               --        --        8.02%
         All contract charges                 --        245,253       $2,970,451      0.75%         --
AXA MODERATE-PLUS ALLOCATION
   2016  Lowest contract charge 0.95%
          Class B                         $16.01             --               --        --        6.24%
         Highest contract charge 1.80%
          Class B                         $14.33             --               --        --        5.37%
         All contract charges                 --        462,777       $7,475,281      0.87%         --
   2015  Lowest contract charge 0.95%
          Class B                         $15.07             --               --        --       (2.21)%
         Highest contract charge 1.80%
          Class B                         $13.60             --               --        --       (3.06)%
         All contract charges                 --        518,373       $7,924,005      0.86%         --
   2014  Lowest contract charge 0.95%
          Class B                         $15.41             --               --        --        2.73%
         Highest contract charge 1.80%
          Class B                         $14.03             --               --        --        1.89%
         All contract charges                 --        572,392       $8,998,589      1.26%         --
   2013  Lowest contract charge 0.95%
          Class B                         $15.00             --               --        --       18.67%
         Highest contract charge 1.80%
          Class B                         $13.77             --               --        --       17.59%
         All contract charges                 --        647,063       $9,954,393      2.00%         --
2012(b)  Lowest contract charge 0.95%
          Class B                         $12.64             --               --        --       10.49%
         Highest contract charge 1.90%
          Class B                         $11.60             --               --        --        9.33%
         All contract charges                 --        729,463       $9,511,209      0.77%         --

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Financial Highlights (Continued)

                                                            YEARS ENDED DECEMBER 31,
                                        --------------------------------------------------------------
                                                                     ACCUMULATION
                                                   UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                        UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                        ---------- ----------------- ------------ ------------- --------
AXA/AB SHORT DURATION GOVERNMENT BOND
   2016  Lowest contract charge 0.95%
          Class B                         $ 9.52            --               --         --       (0.83)%
         Highest contract charge 1.90%
          Class B                         $ 9.20            --               --         --       (1.71)%
         All contract charges                 --        61,422         $573,463       0.09%         --
   2015  Lowest contract charge 0.95%
          Class B                         $ 9.60            --               --         --       (1.44)%
         Highest contract charge 1.90%
          Class B                         $ 9.36            --               --         --       (2.40)%
         All contract charges                 --        67,954         $643,138       0.00%         --
   2014  Lowest contract charge 0.95%
          Class B                         $ 9.74            --               --         --       (1.42)%
         Highest contract charge 1.90%
          Class B                         $ 9.59            --               --         --       (2.34)%
         All contract charges                 --        74,955         $723,447       0.00%         --
2013(a)  Lowest contract charge 0.95%
          Class B                         $ 9.88            --               --         --       (1.20)%
         Highest contract charge 1.90%
          Class B                         $ 9.82            --               --         --       (1.80)%
         All contract charges                 --        86,807         $854,930       0.00%         --
AXA/AB SMALL CAP GROWTH
   2016  Lowest contract charge 0.95%
          Class B                         $36.02            --               --         --       11.48%
         Highest contract charge 1.90%
          Class B                         $29.80            --               --         --       10.45%
         All contract charges                 --        16,183         $461,337       0.36%         --
   2015  Lowest contract charge 0.95%
          Class B                         $32.31            --               --         --       (3.81)%
         Highest contract charge 1.90%
          Class B                         $26.98            --               --         --       (4.77)%
         All contract charges                 --        18,252         $469,041       0.05%         --
   2014  Lowest contract charge 0.95%
          Class B                         $33.59            --               --         --        2.60%
         Highest contract charge 1.90%
          Class B                         $28.33            --               --         --        1.61%
         All contract charges                 --        19,389         $521,884       0.06%         --
   2013  Lowest contract charge 0.95%
          Class B                         $32.74            --               --         --       36.87%
         Highest contract charge 1.90%
          Class B                         $27.88            --               --         --       35.54%
         All contract charges                 --        22,430         $590,197       0.05%         --
2012(b)  Lowest contract charge 0.95%
          Class B                         $23.92            --               --         --       14.45%
         Highest contract charge 1.90%
          Class B                         $20.57            --               --         --       13.40%
         All contract charges                 --        23,849         $463,084       0.22%         --
AXA/FRANKLIN BALANCED MANAGED
VOLATILITY
   2016  Lowest contract charge 0.95%
          Class B                         $13.92            --               --         --        9.35%
         Highest contract charge 1.80%
          Class B                         $12.74            --               --         --        8.52%
         All contract charges                 --        55,731         $733,465       2.53%         --
   2015  Lowest contract charge 0.95%
          Class B                         $12.73            --               --         --       (3.92)%
         Highest contract charge 1.80%
          Class B                         $11.74            --               --         --       (4.79)%
         All contract charges                 --        59,076         $714,485       2.21%         --
   2014  Lowest contract charge 0.95%
          Class B                         $13.25            --               --         --        5.16%
         Highest contract charge 1.80%
          Class B                         $12.33            --               --         --        4.23%
         All contract charges                 --        66,716         $844,449       2.40%         --
   2013  Lowest contract charge 0.95%
          Class B                         $12.60            --               --         --       13.51%
         Highest contract charge 1.80%
          Class B                         $11.83            --               --         --       12.56%
         All contract charges                 --        61,576         $745,090       2.46%         --
2012(b)  Lowest contract charge 0.95%
          Class B                         $11.10            --               --         --       10.23%
         Highest contract charge 1.80%
          Class B                         $10.51            --               --         --        9.25%
         All contract charges                 --        58,584         $627,808       3.26%         --
AXA/FRANKLIN SMALL CAP VALUE MANAGED
VOLATILITY
   2016  Lowest contract charge 0.95%
          Class B                         $16.43            --               --         --       23.63%
         Highest contract charge 1.80%
          Class B                         $15.03            --               --         --       22.59%
         All contract charges                 --         8,769         $136,220       0.40%         --
   2015  Lowest contract charge 1.20%
          Class B                         $12.98            --               --         --       (7.62)%
         Highest contract charge 1.80%
          Class B                         $12.26            --               --         --       (8.23)%
         All contract charges                 --         8,997         $113,550       0.22%         --
   2014  Lowest contract charge 1.20%
          Class B                         $14.05            --               --         --        0.86%
         Highest contract charge 1.80%
          Class B                         $13.36            --               --         --        0.30%
         All contract charges                 --         9,734         $133,461       0.01%         --

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Financial Highlights (Continued)

                                                            YEARS ENDED DECEMBER 31,
                                        --------------------------------------------------------------
                                                                     ACCUMULATION
                                                   UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                        UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                        ---------- ----------------- ------------ ------------- --------
AXA/FRANKLIN SMALL CAP VALUE MANAGED
VOLATILITY (CONTINUED)
   2013  Lowest contract charge 1.20%
          Class B                         $13.93             --               --        --       35.11%
         Highest contract charge 1.80%
          Class B                         $13.32             --               --        --       34.27%
         All contract charges                 --         11,610       $  158,251      0.11%         --
2012(b)  Lowest contract charge 1.20%
          Class B                         $10.31             --               --        --       15.32%
         Highest contract charge 1.70%
          Class B                         $ 9.99             --               --        --       14.83%
         All contract charges                 --         13,174       $  133,342      0.70%         --
AXA/FRANKLIN TEMPLETON ALLOCATION
MANAGED VOLATILITY
   2016  Lowest contract charge 0.95%
          Class B                         $11.89             --               --        --        8.49%
         Highest contract charge 1.80%
          Class B                         $10.94             --               --        --        7.47%
         All contract charges                 --        100,394       $1,130,650      1.61%         --
   2015  Lowest contract charge 1.15%
          Class B                         $10.77             --               --        --       (3.93)%
         Highest contract charge 1.80%
          Class B                         $10.18             --               --        --       (4.50)%
         All contract charges                 --        113,359       $1,183,544      1.19%         --
   2014  Lowest contract charge 1.15%
          Class B                         $11.21             --               --        --        4.28%
         Highest contract charge 1.80%
          Class B                         $10.66             --               --        --        3.60%
         All contract charges                 --        123,474       $1,346,578      1.64%         --
   2013  Lowest contract charge 1.15%
          Class B                         $10.75             --               --        --       21.88%
         Highest contract charge 1.80%
          Class B                         $10.29             --               --        --       21.06%
         All contract charges                 --        134,772       $1,414,847      1.11%         --
2012(b)  Lowest contract charge 1.15%
          Class B                         $ 8.82             --               --        --       13.37%
         Highest contract charge 1.70%
          Class B                         $ 8.55             --               --        --       12.80%
         All contract charges                 --        146,245       $1,264,387      1.75%         --
AXA/JANUS ENTERPRISE
   2016  Lowest contract charge 0.95%
          Class B                         $20.42             --               --        --       (5.20)%
         Highest contract charge 1.80%
          Class B                         $18.46             --               --        --       (6.06)%
         All contract charges                 --         19,796       $  379,947      0.00%         --
   2015  Lowest contract charge 0.95%
          Class B                         $21.54             --               --        --       (6.39)%
         Highest contract charge 1.80%
          Class B                         $19.65             --               --        --       (7.22)%
         All contract charges                 --         22,683       $  461,738      0.00%         --
   2014  Lowest contract charge 0.95%
          Class B                         $23.01             --               --        --       (1.67)%
         Highest contract charge 1.90%
          Class B                         $20.97             --               --        --       (2.60)%
         All contract charges                 --         25,458       $  556,623      0.00%         --
   2013  Lowest contract charge 0.95%
          Class B                         $23.40             --               --        --       37.24%
         Highest contract charge 1.90%
          Class B                         $21.53             --               --        --       35.92%
         All contract charges                 --         29,180       $  652,249      0.00%         --
2012(b)  Lowest contract charge 0.95%
          Class B                         $17.05             --               --        --        7.71%
         Highest contract charge 1.90%
          Class B                         $15.84             --               --        --        6.67%
         All contract charges                 --         33,732       $  552,320      0.44%         --
AXA/MUTUAL LARGE CAP EQUITY MANAGED
VOLATILITY
   2016  Lowest contract charge 1.20%
          Class B                         $14.30             --               --        --       11.81%
         Highest contract charge 1.80%
          Class B                         $13.43             --               --        --       11.08%
         All contract charges                 --         12,043       $  167,015      2.17%         --
   2015  Lowest contract charge 1.20%
          Class B                         $12.79             --               --        --       (3.62)%
         Highest contract charge 1.80%
          Class B                         $12.09             --               --        --       (4.12)%
         All contract charges                 --         13,722       $  170,669      1.78%         --
   2014  Lowest contract charge 0.95%
          Class B                         $13.55             --               --        --        8.66%
         Highest contract charge 1.80%
          Class B                         $12.61             --               --        --        7.69%
         All contract charges                 --         15,351       $  198,559      1.77%         --
   2013  Lowest contract charge 0.95%
          Class B                         $12.47             --               --        --       28.03%
         Highest contract charge 1.80%
          Class B                         $11.71             --               --        --       27.01%
         All contract charges                 --         17,304       $  207,189      0.66%         --
2012(b)  Lowest contract charge 0.95%
          Class B                         $ 9.74             --               --        --       13.12%
         Highest contract charge 1.80%
          Class B                         $ 9.22             --               --        --       12.17%
         All contract charges                 --         20,477       $  192,474      1.34%         --

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Financial Highlights (Continued)

                                                            YEARS ENDED DECEMBER 31,
                                        --------------------------------------------------------------
                                                                     ACCUMULATION
                                                   UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                        UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                        ---------- ----------------- ------------ ------------- --------
AXA/TEMPLETON GLOBAL EQUITY MANAGED
VOLATILITY
   2016  Lowest contract charge 0.95%
          Class B                        $ 11.96             --               --        --        4.27%
         Highest contract charge 1.80%
          Class B                        $ 10.94             --               --        --        3.40%
         All contract charges                 --         23,291       $  263,052      0.67%         --
   2015  Lowest contract charge 0.95%
          Class B                        $ 11.47             --               --        --       (3.53)%
         Highest contract charge 1.80%
          Class B                        $ 10.58             --               --        --       (4.43)%
         All contract charges                 --         25,965       $  282,825      0.00%         --
   2014  Lowest contract charge 0.95%
          Class B                        $ 11.89             --               --        --        0.17%
         Highest contract charge 1.80%
          Class B                        $ 11.07             --               --        --       (0.72)%
         All contract charges                 --         26,646       $  302,571      1.40%         --
   2013  Lowest contract charge 0.95%
          Class B                        $ 11.87             --               --        --       25.74%
         Highest contract charge 1.80%
          Class B                        $ 11.15             --               --        --       24.72%
         All contract charges                 --         25,835       $  294,586      0.90%         --
2012(b)  Lowest contract charge 0.95%
          Class B                        $  9.44             --               --        --       18.15%
         Highest contract charge 1.80%
          Class B                        $  8.94             --               --        --       17.17%
         All contract charges                 --         21,501       $  196,029      1.34%         --
EQ/COMMON STOCK INDEX
   2016  Lowest contract charge 0.95%
          Class B                        $458.22             --               --        --       10.63%
         Highest contract charge 1.90%
          Class B                        $308.95             --               --        --        9.58%
         All contract charges                 --         23,298       $  821,559      1.55%         --
   2015  Lowest contract charge 0.95%
          Class B                        $414.19             --               --        --       (1.00)%
         Highest contract charge 1.90%
          Class B                        $281.95             --               --        --       (1.95)%
         All contract charges                 --         25,480       $  820,311      1.36%         --
   2014  Lowest contract charge 0.95%
          Class B                        $418.39             --               --        --       10.99%
         Highest contract charge 1.90%
          Class B                        $287.57             --               --        --        9.93%
         All contract charges                 --         27,301       $  903,220      1.22%         --
   2013  Lowest contract charge 0.95%
          Class B                        $376.95             --               --        --       31.21%
         Highest contract charge 1.90%
          Class B                        $261.60             --               --        --       29.96%
         All contract charges                 --         30,487       $  910,006      1.29%         --
2012(b)  Lowest contract charge 0.95%
          Class B                        $287.29             --               --        --       14.49%
         Highest contract charge 1.90%
          Class B                        $201.30             --               --        --       13.40%
         All contract charges                 --         32,160       $  746,833      1.55%         --
EQ/CORE BOND INDEX
   2016  Lowest contract charge 0.65%
          Class B                        $ 10.49             --               --        --        0.67%
         Highest contract charge 1.90%
          Class B                        $ 12.73             --               --        --       (0.55)%
         All contract charges                 --        121,421       $1,426,090      1.44%         --
   2015  Lowest contract charge 0.65%
          Class B                        $ 10.42             --               --        --       (0.19)%
         Highest contract charge 1.90%
          Class B                        $ 12.80             --               --        --       (1.46)%
         All contract charges                 --        129,512       $1,526,309      1.43%         --
   2014  Lowest contract charge 0.65%
          Class B                        $ 10.44             --               --        --        1.75%
         Highest contract charge 1.90%
          Class B                        $ 12.99             --               --        --        0.46%
         All contract charges                 --        139,801       $1,664,880      1.26%         --
   2013  Lowest contract charge 0.65%
          Class B                        $ 10.26             --               --        --       (2.29)%
         Highest contract charge 1.90%
          Class B                        $ 12.93             --               --        --       (3.44)%
         All contract charges                 --        153,603       $1,811,919      1.61%         --
2012(b)  Lowest contract charge 0.65%
          Class B                        $ 10.41             --               --        --        2.46%
         Highest contract charge 1.90%
          Class B                        $ 13.39             --               --        --        1.21%
         All contract charges                 --        104,051       $1,241,073      1.47%         --
EQ/EQUITY 500 INDEX
   2016  Lowest contract charge 0.65%
          Class B                        $ 20.68             --               --        --       10.47%
         Highest contract charge 1.90%
          Class B                        $ 42.49             --               --        --        9.12%
         All contract charges                 --         65,022       $1,837,045      1.65%         --
   2015  Lowest contract charge 0.65%
          Class B                        $ 18.72             --               --        --        0.16%
         Highest contract charge 1.90%
          Class B                        $ 38.94             --               --        --       (1.12)%
         All contract charges                 --         66,440       $1,723,661      1.59%         --

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Financial Highlights (Continued)

                                                            YEARS ENDED DECEMBER 31,
                                        --------------------------------------------------------------
                                                                     ACCUMULATION
                                                   UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                        UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                        ---------- ----------------- ------------ ------------- --------
EQ/EQUITY 500 INDEX (CONTINUED)
   2014  Lowest contract charge 0.65%
          Class B                         $18.69            --                --        --       12.25%
         Highest contract charge 1.90%
          Class B                         $39.38            --                --        --       10.80%
         All contract charges                 --        68,623        $1,813,454      1.42%         --
   2013  Lowest contract charge 0.65%
          Class B                         $16.65            --                --        --       30.59%
         Highest contract charge 1.90%
          Class B                         $35.54            --                --        --       29.05%
         All contract charges                 --        69,644        $1,674,602      1.48%         --
2012(b)  Lowest contract charge 0.95%
          Class B                         $12.75            --                --        --       14.56%
         Highest contract charge 1.90%
          Class B                         $27.54            --                --        --       13.01%
         All contract charges                 --        67,948        $1,276,485      1.70%         --
EQ/GAMCO MERGERS AND ACQUISITION
   2016  Lowest contract charge 1.20%
          Class B                         $15.65            --                --        --        6.39%
         Highest contract charge 1.80%
          Class B                         $14.58            --                --        --        5.73%
         All contract charges                 --        10,886        $  164,621      0.01%         --
   2015  Lowest contract charge 1.20%
          Class B                         $14.71            --                --        --        1.38%
         Highest contract charge 1.80%
          Class B                         $13.79            --                --        --        0.80%
         All contract charges                 --        12,267        $  174,758      0.00%         --
   2014  Lowest contract charge 1.20%
          Class B                         $14.51            --                --        --        0.42%
         Highest contract charge 1.80%
          Class B                         $13.68            --                --        --       (0.22)%
         All contract charges                 --        13,882        $  195,609      0.00%         --
   2013  Lowest contract charge 1.20%
          Class B                         $14.45            --                --        --        9.64%
         Highest contract charge 1.80%
          Class B                         $13.71            --                --        --        8.98%
         All contract charges                 --        15,199        $  213,867      0.42%         --
2012(b)  Lowest contract charge 0.95%
          Class B                         $13.44            --                --        --        4.27%
         Highest contract charge 1.80%
          Class B                         $12.58            --                --        --        3.37%
         All contract charges                 --        15,180        $  195,359      0.00%         --
EQ/GAMCO SMALL COMPANY VALUE
   2016  Lowest contract charge 0.95%
          Class B                         $72.59            --                --        --       22.10%
         Highest contract charge 1.90%
          Class B                         $55.20            --                --        --       20.95%
         All contract charges                 --        13,796        $  919,875      0.49%         --
   2015  Lowest contract charge 0.95%
          Class B                         $59.45            --                --        --       (6.60)%
         Highest contract charge 1.90%
          Class B                         $45.64            --                --        --       (7.50)%
         All contract charges                 --        15,235        $  835,281      0.50%         --
   2014  Lowest contract charge 0.95%
          Class B                         $63.65            --                --        --        2.09%
         Highest contract charge 1.90%
          Class B                         $49.34            --                --        --        1.11%
         All contract charges                 --        16,893        $  996,208      0.26%         --
   2013  Lowest contract charge 1.20%
          Class B                         $58.46            --                --        --       37.42%
         Highest contract charge 1.90%
          Class B                         $48.80            --                --        --       36.47%
         All contract charges                 --        19,214        $1,115,195      0.27%         --
2012(b)  Lowest contract charge 1.20%
          Class B                         $42.54            --                --        --       16.45%
         Highest contract charge 1.90%
          Class B                         $35.76            --                --        --       15.62%
         All contract charges                 --        20,092        $  853,490      1.24%         --
EQ/INTERMEDIATE GOVERNMENT BOND
   2016  Lowest contract charge 1.20%
          Class B                         $20.77            --                --        --       (0.76)%
         Highest contract charge 1.90%
          Class B                         $17.30            --                --        --       (1.42)%
         All contract charges                 --        14,333        $  194,689      0.64%         --
   2015  Lowest contract charge 1.20%
          Class B                         $20.93            --                --        --       (0.76)%
         Highest contract charge 1.90%
          Class B                         $17.55            --                --        --       (1.52)%
         All contract charges                 --        15,169        $  208,716      0.59%         --
   2014  Lowest contract charge 1.20%
          Class B                         $21.09            --                --        --        0.29%
         Highest contract charge 1.90%
          Class B                         $17.82            --                --        --       (0.39)%
         All contract charges                 --        15,878        $  223,408      0.38%         --
   2013  Lowest contract charge 1.20%
          Class B                         $21.03            --                --        --       (2.82)%
         Highest contract charge 1.90%
          Class B                         $17.89            --                --        --       (3.51)%
         All contract charges                 --        17,778        $  250,365      0.20%         --

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Financial Highlights (Continued)

                                                            YEARS ENDED DECEMBER 31,
                                        --------------------------------------------------------------
                                                                     ACCUMULATION
                                                   UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                        UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                        ---------- ----------------- ------------ ------------- --------
EQ/INTERMEDIATE GOVERNMENT BOND
(CONTINUED)
2012(b)  Lowest contract charge 0.65%
          Class B                         $10.22            --               --         --        0.29%
         Highest contract charge 1.90%
          Class B                         $18.54            --               --         --       (0.91)%
         All contract charges                 --        33,728         $440,306       0.24%         --
EQ/INTERNATIONAL EQUITY INDEX
   2016  Lowest contract charge 0.95%
          Class B                         $14.93            --               --         --        1.22%
         Highest contract charge 1.90%
          Class B                         $12.10            --               --         --        0.25%
         All contract charges                 --        46,553         $616,874       2.71%         --
   2015  Lowest contract charge 0.95%
          Class B                         $14.75            --               --         --       (3.02)%
         Highest contract charge 1.90%
          Class B                         $12.07            --               --         --       (4.05)%
         All contract charges                 --        49,825         $655,415       2.42%         --
   2014  Lowest contract charge 0.95%
          Class B                         $15.21            --               --         --       (7.82)%
         Highest contract charge 1.90%
          Class B                         $12.58            --               --         --       (8.64)%
         All contract charges                 --        46,877         $639,917       3.09%         --
   2013  Lowest contract charge 0.95%
          Class B                         $16.50            --               --         --       20.35%
         Highest contract charge 1.90%
          Class B                         $13.77            --               --         --       19.12%
         All contract charges                 --        46,841         $697,320       2.35%         --
2012(b)  Lowest contract charge 0.95%
          Class B                         $13.71            --               --         --       15.11%
         Highest contract charge 1.90%
          Class B                         $11.56            --               --         --       14.12%
         All contract charges                 --        44,508         $553,783       3.00%         --
EQ/LARGE CAP GROWTH INDEX
   2016  Lowest contract charge 0.95%
          Class B                         $14.64            --               --         --        5.32%
         Highest contract charge 1.90%
          Class B                         $12.35            --               --         --        4.31%
         All contract charges                 --        33,265         $591,068       0.98%         --
   2015  Lowest contract charge 0.95%
          Class B                         $13.90            --               --         --        3.81%
         Highest contract charge 1.90%
          Class B                         $11.84            --               --         --        2.87%
         All contract charges                 --        36,144         $609,656       0.90%         --
   2014  Lowest contract charge 0.95%
          Class B                         $13.39            --               --         --       11.21%
         Highest contract charge 1.90%
          Class B                         $11.51            --               --         --       10.14%
         All contract charges                 --        34,873         $563,284       0.94%         --
   2013  Lowest contract charge 0.95%
          Class B                         $12.04            --               --         --       31.30%
         Highest contract charge 1.90%
          Class B                         $10.45            --               --         --       29.98%
         All contract charges                 --        35,816         $516,366       1.04%         --
2012(b)  Lowest contract charge 0.95%
          Class B                         $ 9.17            --               --         --       13.63%
         Highest contract charge 1.90%
          Class B                         $ 8.04            --               --         --       12.45%
         All contract charges                 --        32,338         $348,856       1.20%         --
EQ/LARGE CAP VALUE INDEX
   2016  Lowest contract charge 0.95%
          Class B                         $10.92            --               --         --       15.31%
         Highest contract charge 1.80%
          Class B                         $ 9.92            --               --         --       14.42%
         All contract charges                 --        44,658         $458,949       2.00%         --
   2015  Lowest contract charge 0.95%
          Class B                         $ 9.47            --               --         --       (5.30)%
         Highest contract charge 1.80%
          Class B                         $ 8.67            --               --         --       (6.17)%
         All contract charges                 --        46,381         $415,436       1.86%         --
   2014  Lowest contract charge 0.95%
          Class B                         $10.00            --               --         --       11.48%
         Highest contract charge 1.80%
          Class B                         $ 9.24            --               --         --       10.66%
         All contract charges                 --        49,067         $466,929       1.59%         --
   2013  Lowest contract charge 1.20%
          Class B                         $ 8.78            --               --         --       30.07%
         Highest contract charge 1.80%
          Class B                         $ 8.35            --               --         --       29.26%
         All contract charges                 --        45,705         $391,757       1.62%         --
2012(b)  Lowest contract charge 1.20%
          Class B                         $ 6.75            --               --         --       15.19%
         Highest contract charge 1.80%
          Class B                         $ 6.46            --               --         --       14.34%
         All contract charges                 --        39,416         $260,695       1.91%         --
EQ/MID CAP INDEX
   2015  Lowest contract charge 0.95%
          Class B                         $21.65            --               --         --       18.76%
         Highest contract charge 1.90%
          Class B                         $18.50            --               --         --       17.68%
         All contract charges                 --        41,241         $898,263       1.09%         --

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Financial Highlights (Continued)

                                                            YEARS ENDED DECEMBER 31,
                                        --------------------------------------------------------------
                                                                     ACCUMULATION
                                                   UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                        UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                        ---------- ----------------- ------------ ------------- --------
EQ/MID CAP INDEX (CONTINUED)
   2015  Lowest contract charge 0.95%
          Class B                         $18.23             --               --        --       (3.75)%
         Highest contract charge 1.90%
          Class B                         $15.72             --               --        --       (4.73)%
         All contract charges                 --         43,998       $  810,892      0.85%         --
   2014  Lowest contract charge 0.95%
          Class B                         $18.94             --               --        --        7.92%
         Highest contract charge 1.90%
          Class B                         $16.50             --               --        --        6.93%
         All contract charges                 --         45,343       $  872,005      0.78%         --
   2013  Lowest contract charge 0.95%
          Class B                         $17.55             --               --        --       31.36%
         Highest contract charge 1.90%
          Class B                         $15.43             --               --        --       29.99%
         All contract charges                 --         50,069       $  897,480      0.78%         --
2012(b)  Lowest contract charge 0.95%
          Class B                         $13.36             --               --        --       15.97%
         Highest contract charge 1.90%
          Class B                         $11.87             --               --        --       14.91%
         All contract charges                 --         50,957       $  698,544      0.99%         --
EQ/MONEY MARKET
   2016  Lowest contract charge 0.00%
          Class B                         $44.43             --               --        --        0.00%
         Highest contract charge 1.90%
          Class B                         $22.51             --               --        --       (1.92)%
         All contract charges                 --        215,949       $  707,123      0.00%         --
   2015  Lowest contract charge 0.00%
          Class B                         $44.43             --               --        --        0.00%
         Highest contract charge 1.90%
          Class B                         $22.95             --               --        --       (1.88)%
         All contract charges                 --        238,527       $  526,134      0.00%         --
   2014  Lowest contract charge 0.00%
          Class B                         $44.43             --               --        --        0.00%
         Highest contract charge 1.90%
          Class B                         $23.39             --               --        --       (1.89)%
         All contract charges                 --        148,040       $  452,653      0.00%         --
   2013  Lowest contract charge 0.00%
          Class B                         $44.43             --               --        --        0.00%
         Highest contract charge 1.90%
          Class B                         $23.84             --               --        --       (1.89)%
         All contract charges                 --        196,412       $  624,635      0.00%         --
2012(b)  Lowest contract charge 0.00%
          Class B                         $44.43             --               --        --        0.00%
         Highest contract charge 1.90%
          Class B                         $24.30             --               --        --       (1.94)%
         All contract charges                 --        180,902       $  645,099      0.00%         --
EQ/QUALITY BOND PLUS
   2016  Lowest contract charge 1.20%
          Class B                         $17.28             --               --        --        0.00%
         Highest contract charge 1.90%
          Class B                         $14.65             --               --        --       (0.75)%
         All contract charges                 --         80,559       $1,016,590      1.10%         --
   2015  Lowest contract charge 1.20%
          Class B                         $17.28             --               --        --       (0.97)%
         Highest contract charge 1.90%
          Class B                         $14.76             --               --        --       (1.67)%
         All contract charges                 --         90,002       $1,137,861      1.03%         --
   2014  Lowest contract charge 1.20%
          Class B                         $17.45             --               --        --        1.63%
         Highest contract charge 1.90%
          Class B                         $15.01             --               --        --        0.94%
         All contract charges                 --        100,682       $1,287,978      0.96%         --
   2013  Lowest contract charge 1.20%
          Class B                         $17.17             --               --        --       (3.43)%
         Highest contract charge 1.90%
          Class B                         $14.87             --               --        --       (4.13)%
         All contract charges                 --        116,221       $1,460,901      0.57%         --
2012(b)  Lowest contract charge 1.20%
          Class B                         $17.78             --               --        --        1.43%
         Highest contract charge 1.90%
          Class B                         $15.51             --               --        --        0.71%
         All contract charges                 --         38,915       $  505,313      0.62%         --
EQ/SMALL COMPANY INDEX
   2016  Lowest contract charge 0.95%
          Class B                         $30.49             --               --        --       19.38%
         Highest contract charge 1.90%
          Class B                         $25.39             --               --        --       18.26%
         All contract charges                 --         21,065       $  535,205      1.13%         --
   2015  Lowest contract charge 0.95%
          Class B                         $25.54             --               --        --       (5.48)%
         Highest contract charge 1.90%
          Class B                         $21.47             --               --        --       (6.37)%
         All contract charges                 --         22,946       $  490,749      0.89%         --
   2014  Lowest contract charge 0.95%
          Class B                         $27.02             --               --        --        3.88%
         Highest contract charge 1.90%
          Class B                         $22.93             --               --        --        2.83%
         All contract charges                 --         23,730       $  540,512      0.76%         --

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2016

7. Financial Highlights (Concluded)

                                                            YEARS ENDED DECEMBER 31,
                                        ---------------------------------------------------------------
                                                                     ACCUMULATION
                                                   UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                        UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                        ---------- ----------------- ------------ ------------- --------
EQ/SMALL COMPANY INDEX (CONTINUED)
   2013  Lowest contract charge 0.95%
          Class B                         $26.01            --               --         --       36.11%
         Highest contract charge 1.90%
          Class B                         $22.30            --               --         --       34.91%
         All contract charges                 --        26,529         $584,509       0.95%         --
2012(b)  Lowest contract charge 0.95%
          Class B                         $19.11            --               --         --       14.43%
         Highest contract charge 1.90%
          Class B                         $16.53            --               --         --       13.30%
         All contract charges                 --        28,244         $459,521       1.49%         --
MULTIMANAGER TECHNOLOGY
   2016  Lowest contract charge 0.95%
          Class B                         $22.08            --               --         --        7.92%
         Highest contract charge 1.80%
          Class B                         $19.40            --               --         --        7.00%
         All contract charges                 --        21,378         $479,082       0.01%         --
   2015  Lowest contract charge 0.95%
          Class B                         $20.46            --               --         --        5.30%
         Highest contract charge 1.80%
          Class B                         $18.13            --               --         --        4.38%
         All contract charges                 --        23,604         $492,918       0.00%         --
   2014  Lowest contract charge 0.95%
          Class B                         $19.43            --               --         --       12.44%
         Highest contract charge 1.80%
          Class B                         $17.37            --               --         --       11.49%
         All contract charges                 --        24,854         $494,849       0.00%         --
   2013  Lowest contract charge 0.95%
          Class B                         $17.28            --               --         --       34.37%
         Highest contract charge 1.80%
          Class B                         $15.58            --               --         --       33.16%
         All contract charges                 --        25,647         $456,103       0.00%         --
2012(b)  Lowest contract charge 0.95%
          Class B                         $12.86            --               --         --       12.31%
         Highest contract charge 1.80%
          Class B                         $11.70            --               --         --       11.43%
         All contract charges                 --        28,995         $385,649       0.00%         --

   ----------
  (a)Units were made available on May 20, 2013.
  (b)The information shown for the year ended December 31, 2012 is for units outstanding prior to the transfer of Accumulator 11, Retirement Cornerstone Series and Retirement Cornerstone II Series to Separate Account 70 on January 1, 2013.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

8. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2016 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-65

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm........................................  F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2016 and 2015......................................  F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31, 2016, 2015 and 2014.....  F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2016, 2015
   and 2014....................................................................................  F-4
  Consolidated Statements of Equity, Years Ended December 31, 2016, 2015 and 2014..............  F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2016, 2015 and 2014..........  F-6
  Notes to Consolidated Financial Statements
   Note 1 -- Organization......................................................................  F-8
   Note 2 -- Significant Accounting Policies...................................................  F-8
   Note 3 -- Investments....................................................................... F-23
   Note 4 -- Goodwill and Other Intangible Assets.............................................. F-42
   Note 5 -- Closed Block...................................................................... F-43
   Note 6 -- Contractholder Bonus Interest Credits and Deferred Acquisition Cost............... F-44
   Note 7 -- Fair Value Disclosures............................................................ F-44
   Note 8 -- GMDB, GMIB, GIB, GWBL and Other Features and No Lapse Guarantee Features.......... F-56
   Note 9 -- Reinsurance Agreements............................................................ F-59
   Note 10 -- Short-Term Debt.................................................................. F-61
   Note 11 -- Related Party Transactions....................................................... F-61
   Note 12 -- Employee Benefit Plans........................................................... F-63
   Note 13 -- Share-Based and Other Compensation Programs...................................... F-67
   Note 14 -- Income Taxes..................................................................... F-73
   Note 15 -- Accumulated Other Comprehensive Income (Loss).................................... F-75
   Note 16 -- Commitments and Contingent Liabilities........................................... F-76
   Note 17 -- Litigation....................................................................... F-78
   Note 18 -- Insurance Group Statutory Financial Information.................................. F-79
   Note 19 -- Business Segment Information..................................................... F-80
   Note 20 -- Quarterly Results of Operations (Unaudited)...................................... F-81

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), comprehensive income (loss), equity and cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2016 and December 31, 2015, and the results of their operations and their cash flows for each of the three years in the period ended
December 31, 2016 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 24, 2017

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2016 AND 2015

                                                                2016       2015
                                                             ---------- ----------
                                                                 (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair value
   (amortized cost of $32,123 and $31,201).................. $   32,570 $   31,893
  Mortgage loans on real estate (net of valuation
   allowances of $8 and $6).................................      9,757      7,171
  Policy loans..............................................      3,361      3,393
  Other equity investments..................................      1,408      1,477
  Trading securities, at fair value.........................      9,134      6,805
  Other invested assets.....................................      2,186      1,788
                                                             ---------- ----------
   Total investments........................................     58,416     52,527
Cash and cash equivalents...................................      2,950      3,028
Cash and securities segregated, at fair value...............        946        565
Broker-dealer related receivables...........................      2,100      1,971
Securities purchased under agreements to resell.............         --         79
Deferred policy acquisition costs...........................      4,301      4,469
Goodwill and other intangible assets, net...................      3,741      3,733
Amounts due from reinsurers.................................      4,635      4,466
Loans to affiliates.........................................        703      1,087
Guaranteed minimum income benefit reinsurance asset, at
  fair value................................................     10,309     10,570
Other assets................................................      4,260      4,634
Separate Accounts' assets...................................    111,403    107,497
                                                             ---------- ----------

TOTAL ASSETS................................................ $  203,764 $  194,626
                                                             ========== ==========

LIABILITIES
Policyholders' account balances............................. $   38,782 $   33,033
Future policy benefits and other policyholders liabilities..     25,358     24,531
Broker-dealer related payables..............................        484        404
Securities sold under agreements to repurchase..............      1,996      1,890
Customers related payables..................................      2,360      1,715
Amounts due to reinsurers...................................        125        131
Short-term debt.............................................        513        584
Current and deferred income taxes...........................      3,816      4,647
Other liabilities...........................................      2,108      2,586
Separate Accounts' liabilities..............................    111,403    107,497
                                                             ---------- ----------
   Total liabilities........................................    186,945    177,018
                                                             ---------- ----------
Redeemable Noncontrolling Interest.......................... $      403 $       13
                                                             ---------- ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11,
12, 13, 16 and 17)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding....................... $        2 $        2
  Capital in excess of par value............................      5,339      5,321
  Retained earnings.........................................      7,983      8,958
  Accumulated other comprehensive income (loss).............          7        228
                                                             ---------- ----------
   Total AXA Equitable's equity.............................     13,331     14,509
                                                             ---------- ----------
Noncontrolling interest.....................................      3,085      3,086
                                                             ---------- ----------
   Total equity.............................................     16,416     17,595
                                                             ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST
  AND EQUITY................................................ $  203,764 $  194,626
                                                             ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                                                   2016      2015      2014
                                                                                 --------  --------  --------
                                                                                         (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income.................... $  3,423  $  3,208  $  3,115
Premiums........................................................................      880       854       874
Net investment income (loss):
  Investment income (loss) from derivative instruments..........................     (462)      (81)    1,605
  Other investment income (loss)................................................    2,318     2,057     2,210
                                                                                 --------  --------  --------
   Total net investment income (loss)...........................................    1,856     1,976     3,815
                                                                                 --------  --------  --------
Investment gains (losses), net:
  Total other-than-temporary impairment losses..................................      (65)      (41)      (72)
  Portion of loss recognized in other comprehensive income (loss)...............       --        --        --
                                                                                 --------  --------  --------
   Net impairment losses recognized.............................................      (65)      (41)      (72)
  Other investment gains (losses), net..........................................       81        21        14
                                                                                 --------  --------  --------
     Total investment gains (losses), net.......................................       16       (20)      (58)
                                                                                 --------  --------  --------
Commissions, fees and other income..............................................    3,791     3,942     3,930
Increase (decrease) in the fair value of the reinsurance contract asset.........     (261)     (141)    3,964
                                                                                 --------  --------  --------
     Total revenues.............................................................    9,705     9,819    15,640
                                                                                 --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.........................................................    2,893     2,799     3,708
Interest credited to policyholders' account balances............................    1,555       978     1,186
Compensation and benefits.......................................................    1,723     1,783     1,739
Commissions.....................................................................    1,095     1,111     1,147
Distribution related payments...................................................      372       394       413
Interest expense................................................................       16        20        53
Amortization of deferred policy acquisition costs, net..........................      162      (331)     (413)
Other operating costs and expenses..............................................    1,458     1,415     1,692
                                                                                 --------  --------  --------
     Total benefits and other deductions........................................    9,274     8,169     9,525
                                                                                 --------  --------  --------
Earnings (loss) from operations, before income taxes............................      431     1,650     6,115
Income tax (expense) benefit....................................................      113      (186)   (1,695)
                                                                                 --------  --------  --------

Net earnings (loss).............................................................      544     1,464     4,420
  Less: net (earnings) loss attributable to the noncontrolling interest.........     (469)     (403)     (387)
                                                                                 --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable............................... $     75  $  1,061  $  4,033
                                                                                 ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                                                   2016     2015      2014
                                                                                 -------  --------  --------
                                                                                        (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................................................. $   544  $  1,464  $  4,420
                                                                                 -------  --------  --------

Other comprehensive income (loss) net of income taxes:
   Foreign currency translation adjustment......................................     (18)      (25)      (21)
   Change in unrealized gains (losses), net of reclassification adjustment......    (217)     (881)      969
   Changes in defined benefit plan related items not yet recognized in periodic
     benefit cost, net of reclassification adjustment...........................      (3)       (4)      (23)
                                                                                 -------  --------  --------
Total other comprehensive income (loss), net of income taxes....................    (238)     (910)      925
                                                                                 -------  --------  --------

Comprehensive income (loss).....................................................     306       554     5,345

  Less: Comprehensive (income) loss attributable to noncontrolling interest.....    (452)     (388)     (358)
                                                                                 -------  --------  --------

Comprehensive Income (Loss) Attributable to AXA Equitable....................... $  (146) $    166  $  4,987
                                                                                 =======  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                                                    2016       2015       2014
                                                                                 ---------  ---------  ---------
                                                                                          (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
  Common stock, at par value, beginning and end of year......................... $       2  $       2  $       2
                                                                                 ---------  ---------  ---------

  Capital in excess of par value, beginning of year.............................     5,321      5,957      5,934
  Deferred tax on dividend of AB Units..........................................        --        (35)       (26)
  Non cash capital contribution from AXA Financial (See Note 12)................        --        137         --
  Transfer of unrecognized net actuarial loss of the AXA Equitable Qualified
   Pension Plan to AXA Financial (see Note 15)..................................        --       (772)        --
  Changes in capital in excess of par value.....................................        18         34         49
                                                                                 ---------  ---------  ---------
  Capital in excess of par value, end of year...................................     5,339      5,321      5,957
                                                                                 ---------  ---------  ---------

  Retained earnings, beginning of year..........................................     8,958      8,809      5,205
  Net earnings (loss)...........................................................        75      1,061      4,033
  Shareholder dividends.........................................................    (1,050)      (912)      (429)
                                                                                 ---------  ---------  ---------
  Retained earnings, end of year................................................     7,983      8,958      8,809
                                                                                 ---------  ---------  ---------

  Accumulated other comprehensive income (loss), beginning of year..............       228        351       (603)
  Transfer of unrecognized net actuarial loss of the AXA Equitable Qualified
   Pension Plan to AXA Financial (see Note 15)..................................        --        772         --
  Other comprehensive income (loss).............................................      (221)      (895)       954
                                                                                 ---------  ---------  ---------
  Accumulated other comprehensive income (loss), end of year....................         7        228        351
                                                                                 ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR....................................    13,331     14,509     15,119
                                                                                 ---------  ---------  ---------

  Noncontrolling interest, beginning of year....................................     3,086      2,989      2,903
  Repurchase of AB Holding units................................................      (168)      (154)       (62)
  Net earnings (loss) attributable to noncontrolling interest...................       464        403        387
  Dividends paid to noncontrolling interest.....................................      (384)      (414)      (401)
  Dividend of AB Units by AXA Equitable to AXA Financial........................        --        145         48
  Other comprehensive income (loss) attributable to noncontrolling interest.....       (17)       (15)       (29)
  Other changes in noncontrolling interest......................................       104        132        143
                                                                                 ---------  ---------  ---------

     Noncontrolling interest, end of year.......................................     3,085      3,086      2,989
                                                                                 ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR....................................................... $  16,416  $  17,595  $  18,108
                                                                                 =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                                                     2016       2015       2014
                                                                                  ---------  ---------  ---------
                                                                                           (IN MILLIONS)
Net earnings (loss).............................................................. $     544  $   1,464  $   4,420
  Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
   Interest credited to policyholders' account balances..........................     1,555        978      1,186
   Universal life and investment-type product policy fee income..................    (3,423)    (3,208)    (3,115)
   (Increase) decrease in the fair value of the reinsurance contract asset.......       261        141     (3,964)
   (Income) loss related to derivative instruments...............................       462         81     (1,605)
   Investment (gains) losses, net................................................       (16)        20         58
   Realized and unrealized (gains) losses on trading securities..................        41         43        (22)
   Non-cash long term incentive compensation expense.............................       152        172        171
   Amortization of deferred sales commission.....................................        41         49         42
   Other depreciation and amortization...........................................       (98)       (18)        44
   Amortization of deferred cost of reinsurance asset............................       159         39        302
   Amortization of other intangibles.............................................        29         28         27

   Changes in:
     Net broker-dealer and customer related receivables/payables.................       608        (38)      (525)
     Reinsurance recoverable.....................................................      (534)      (916)      (488)
     Segregated cash and securities, net.........................................      (381)       (89)       505
     Deferred policy acquisition costs...........................................       162       (331)      (413)
     Future policy benefits......................................................       783        934      1,647
     Current and deferred income taxes...........................................      (771)       258      1,448
     Accounts payable and accrued expenses.......................................       (66)        38       (259)
   Other, net....................................................................        31        111        (98)
                                                                                  ---------  ---------  ---------
  Net cash provided by (used in) operating activities............................ $    (461) $    (244) $    (639)
                                                                                  ---------  ---------  ---------

Cash flows from investing activities:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale.......................................... $   7,154  $   4,368  $   3,157
   Mortgage loans on real estate.................................................       676        609        652
   Trading account securities....................................................     6,271     10,768      6,099
   Other.........................................................................        32        134         99
  Payment for the purchase/origination of:
   Fixed maturities, available for sale..........................................    (7,873)    (4,701)    (5,184)
   Mortgage loans on real estate.................................................    (3,261)    (1,311)    (1,432)
   Trading account securities....................................................    (8,691)   (12,501)    (7,014)
   Other.........................................................................      (250)      (132)      (135)
  Cash settlements related to derivative instruments.............................       102        529        999
  Decrease in loans to affiliates................................................       384         --         --
  Change in short-term investments...............................................      (205)      (363)        (5)
  Investment in capitalized software, leasehold improvements and EDP equipment...       (85)       (71)       (83)
  Purchase of business, net of cash acquired.....................................       (21)        --        (61)
  Other, net.....................................................................       409        203        157
                                                                                  ---------  ---------  ---------

Net cash provided by (used in) investing activities.............................. $  (5,358) $  (2,468) $  (2,751)
                                                                                  ---------  ---------  ---------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                  (CONTINUED)

                                                                                     2016       2015       2014
                                                                                  ---------  ---------  ---------
                                                                                           (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits...................................................................... $   9,342  $   5,757  $   6,011
   Withdrawals...................................................................    (2,874)    (2,861)    (2,867)
   Transfer (to) from Separate Accounts..........................................     1,606      1,045        815
  Change in short-term financings................................................       (69)        95        221
  Change in collateralized pledged assets........................................      (677)        (2)       (12)
  Change in collateralized pledged liabilities...................................       125       (270)       430
  (Decrease) increase in overdrafts payable......................................       (85)        --         --
  Repayment of Loans from Affiliates.............................................        --         --       (825)
  Repayment of long term debt....................................................        --       (200)        --
  Shareholder dividends paid.....................................................    (1,050)      (767)      (382)
  Repurchase of AB Holding units.................................................      (236)      (214)       (90)
  Redemptions of non-controlling interests of consolidated VIEs, net.............      (137)        --         --
  Distribution to noncontrolling interest in consolidated subsidiaries...........      (385)      (414)      (401)
  Increase (decrease) in Securities sold under agreement to repurchase...........       104        939        950
  (Increase) decrease in securities purchased under agreement to resell..........        79        (79)        --
  Other, net.....................................................................         8          5         (7)
                                                                                  ---------  ---------  ---------

Net cash provided by (used in) financing activities..............................     5,751      3,034      3,843
                                                                                  ---------  ---------  ---------

Effect of exchange rate changes on cash and cash equivalents.....................       (10)       (10)       (20)
Change in cash and cash equivalents..............................................       (78)       312        433
Cash and cash equivalents, beginning of year.....................................     3,028      2,716      2,283
                                                                                  ---------  ---------  ---------

Cash and Cash Equivalents, End of Year........................................... $   2,950  $   3,028  $   2,716
                                                                                  =========  =========  =========

Supplemental cash flow information:
  Interest Paid.................................................................. $      11  $      19  $      72
                                                                                  =========  =========  =========
  Income Taxes (Refunded) Paid................................................... $     613  $     (80) $     272
                                                                                  =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in financial protection.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently.

   Insurance

   The Insurance segment offers a variety of term, variable and universal life insurance products, variable annuity products, employee benefit products and investment products including mutual funds principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable and its indirect, wholly-owned insurance subsidiaries and AXA Equitable Funds Management Group ("AXA Equitable FMG").

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AB"). AB provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AB that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   At December 31, 2016 and 2015, the Company's economic interest in AB was 29.0% and 28.6%, respectively. At December 31, 2016 and 2015, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 63.7% and 62.8%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of the limited partnership, as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiaries engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AB; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2016", "2015" and "2014" refer to the years ended December 31, 2016, 2015 and 2014, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In January 2017, the Financial Accounting Standards Board ("FASB") issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ending December 31, 2018. The Company elected to early adopt the new guidance for the year ending December 31, 2016 with no significant impact to the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to the analysis of fee arrangements and related party relationships, modifies the guidance for the evaluation of limited partnerships and similar entities for consolidation to eliminate the presumption of general partner control, and ends the deferral that had been granted to certain investment companies for applying previous VIE guidance. The Company adopted this new standard beginning January 1, 2016, having elected not to early-adopt in previous interim periods, and applied the guidance using a modified retrospective approach, thereby not requiring the restatement of prior year periods. The Company's reevaluation of all legal entities under the new standard resulted in identification of additional VIEs and consolidation of certain investment products of the Investment Management segment that were not consolidated in accordance with previous guidance. See Consolidation of VIEs below.

   In May 2015, the FASB issued new guidance related to disclosures for investments in certain entities that calculate net asset value ("NAV") per share (or its equivalent). Under the new guidance, investments measured at NAV, as a practical expedient for fair value, are excluded from the fair value hierarchy. Removing investments measured using the practical expedient from the fair value hierarchy was intended to eliminate the diversity in practice with respect to the categorization of these investments. The only criterion for categorizing investments in the fair value hierarchy is now the observability of the inputs. The amendment was effective retrospectively for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2015, the FASB issued new guidance, simplifying the presentation of debt issuance costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The new guidance was effective retrospectively for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance was effective for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance was effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In January 2014, the FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance was effective for annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In January 2017, the FASB issued updated guidance to simplify the accounting for goodwill impairment. The revised guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The revised guidance will be applied prospectively, and is effective for fiscal year ending December 31, 2020. Early adoption is permitted for fiscal periods beginning after January 1, 2017. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In October 2016, the FASB issued updated guidance on consolidation of interests held through related parties that are under common control, which alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control. The new guidance amends the recently adopted consolidation guidance analysis. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016, with early adoption permitted. Adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.

   In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investments had been held. The amendment is effective for interim and annual periods beginning after December 15, 2016 and should be applied prospectively upon their effective date to increases in the level of ownership interest or degree of influence that result in the adoption of the equity method. The amendment is not expected to have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance on improvements to employee share-based payment accounting. The amendment includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements including: income tax effects of share-based payments, minimum statutory tax withholding requirements and forfeitures. The amendment is effective for interim and annual periods beginning after December 15, 2016. The provisions will be applied using various transition approaches (prospective, retrospective and modified retrospective). Management is currently evaluating the impact that the adoption of this standard will have on the Company's consolidated financial statements.

   In February 2016, the FASB issued revised guidance to lease accounting. The revised guidance will require lessees to recognize a right-of-use asset and a lease liability for virtually all of their leases. Lessor accounting will continue to be similar to the current model, but updated to align with certain changes to the lessee model. Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts. The revised guidance is effective for interim and annual periods, beginning after December 15, 2018, with early adoption permitted. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2014, the FASB issued new revenue recognition guidance that is intended to improve and converge the financial reporting requirements for revenue from contracts with customers with International Financial Reporting Standards ("IFRS"). The new guidance applies to contracts that deliver goods or services to a customer, except when those contracts are for: insurance, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA

   Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York State Department of Financial Services, (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in other investment income (loss) in the statements of Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by AXA Equitable and certain subsidiaries on the lives of certain key employees (including former employees) and AXA Equitable and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2016 and 2015, the carrying value of COLI was $892 million and $864 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Investment income (loss) from derivative instruments" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's Investments Under Surveillance ("IUS") Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2016 and 2015, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $34 million and $72 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of Accumulated Other Comprehensive Income ("AOCI"), net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions.
   Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. In second quarter 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its Reversion to the Mean ("RTM") assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2016, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.67% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.67% net of product weighted average Separate Account fees) and 0.0% (-2.33% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2016, the average rate of assumed investment yields, excluding policy loans, was 5.1% grading to 4.5% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features (collectively, "GWBL and other features"). The Company also issues certain variable annuity products that contain a guaranteed minimum income benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.0% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.3%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), AXA Equitable has access to collateralized borrowings. AXA Equitable may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require AXA Equitable to pledge qualified mortgage-backed assets and/or government securities as collateral.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with GMDB and GMIB features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. These various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs DAC will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. The GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2016, participating policies, including those in the Closed Block, represent approximately 5.0% ($17,491 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of AXA Equitable. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such Separate Accounts are offset within the same line in the consolidated statements of earnings (loss). For 2016, 2015 and 2014, investment results of such Separate Accounts were gains (losses) of $8,222 million, $1,148 million and $5,959 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Advisory and Administrative Services Revenues and Related Expenses

   AXA Equitable FMG performs investment advisory and administrative services to investment companies, currently AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT"), 1290 Funds, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust ("Other AXA Trusts"). AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services. AXA Equitable FMG has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG. AXA Equitable FMG earns fees related to these services; the fees are calculated as a percentage of assets under management and are recorded in Commissions, fees and other income in the Consolidated statements of earnings (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the Consolidated statements of earnings (loss).

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AB's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2016 was not impaired.

   AB's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2016. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AB's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AB's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and the purchase of units of the limited partnership interest in AB ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AB Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   Income Taxes

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   AB is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AB is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AB are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   Accounting and Consolidation of VIE's

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. The Company evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   A VIE must be consolidated by its primary beneficiary, which generally is defined as the party that has a controlling financial interest in the VIE. The Company is deemed to have a controlling financial interest in a VIE if it has (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance, and (ii) the obligation to absorb losses of the VIE or the right to receive income from the VIE that potentially could be significant to the VIE. For purposes of evaluating
   (ii) above, fees paid to the Company as a decision maker or service provider are excluded if the fees are compensation for services provided commensurate with the level of effort required to be performed and the arrangement includes only customary terms, conditions or amounts present in arrangements for similar services negotiated at arm's length.

   If the Company has a variable interest in an entity that is determined not to be a VIE, the entity then is evaluated for consolidation under the voting interest entity ("VOE") model. For limited partnerships and similar entities, the Company is deemed to have a controlling financial interest in a VOE, and would be required to consolidate the entity, if the Company owns a majority of the entity's kick-out rights through voting limited partnership interests and other limited partners do not hold substantive participating rights (or other rights that would indicate that the Company does not control the entity). For entities other than limited partnerships, the Company is deemed to have a controlling financial interest in a VOE if it owns a majority voting interest in the entity.

   The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

   At December 31, 2016, the Insurance segment's General Account held approximately $1,209 million of investment assets in the form of equity interests issued by non-corporate legal entities determined under the new guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds. As an equity investor, the Insurance segment is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests and/or other financial arrangements, if any, the Insurance segment was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheet as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are approximately $157,986 million. The Company's maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1,209 million and approximately $697 million of unfunded commitments at December 31, 2016. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

   As a result of adopting the new guidance, the Company identified for consolidation under the VIE model three investment funds sponsored by AB. In addition, the Company identified as a VIE an AB private equity fund previously consolidated at December 31, 2015 under the VOE model. The assets of these consolidated VIEs are presented within other invested assets and cash and cash equivalents and liabilities of these consolidated VIEs are presented within other liabilities on the face of the Company's consolidated balance sheet at December 31, 2016; ownership interests not held by the Company relating to these consolidated VIEs are presented either as redeemable or non-redeemable non-controlling interest, as appropriate.

   In 2016, subsequent to the initial adoption of the VIEs guidance, AB consolidated six additional investment funds that were classified as VIEs in which AB obtained a controlling financial interest due to its investment in those funds and deconsolidated a VIE of which AB no longer was the primary beneficiary due to the redemption of its seed money from the fund. At the time of adoption of the new consolidation guidance, AXA financial consolidated total assets of $265 million, total liabilities of $14 million and redeemable non-controlling interest of $251 million in the consolidated balance sheet. As of December 31, 2016 AXA financial consolidated
   $933 million of assets, liabilities of $293 million and redeemable non-controlling interest of $392 million associated with the consolidation of VIEs.

   As of December 31, 2016, the net assets of investment products sponsored by AB that are non-consolidated VIEs are approximately $43,700 million and the Company's maximum exposure to loss from its direct involvement with these VIEs is its investment of $13 million at December 31, 2016. The Company has no further commitments to or economic interest in these VIEs.

   Assumption Updates and Model Changes

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain VISL products as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields.

   The net impact of these model changes and assumption updates in 2016 decreased policyholders' benefits by $77 million, increased the amortization of DAC by $289 million, increased Universal life and investment-type product policy fee income by $22 million, decreased Earnings from continuing operations before income taxes by $189 million and decreased Net earnings by approximately $123 million. Included in these balances are out-of-period adjustments ("OOPA's") which decreased Earnings from continuing operations before income taxes by $49 million in 2016.

   In 2015 the Company announced it would raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007, which have both issue ages 70 and above and a current face value amount of $1 million and above, effective in 2016. The Company raised the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the original schedule of COI rates was established. This COI rate increase was larger than the increase that previously had been anticipated in management's reserve assumptions. As a result, management updated the assumption to reflect the actual COI rate increase, resulting in a $71 million and $46 million increase in Earnings from continuing operations before income taxes and Net earnings, respectively, in 2015.

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreased the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, a decrease in the GMDB/GMIB reserves of $637 million and a decrease in the amortization of DAC of $17 million. In 2015, this assumption update decreased Earnings from continuing operations before income taxes and Net earnings by approximately $92 million and $60 million, respectively.

   In 2015, based upon management's then current expectations of interest rates and future fund growth, the Company updated its reversion to the mean ("RTM") assumption used to calculate GMDB/GMIB and VISL reserves and amortization DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $723 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $67 million. In 2015, this assumption update decreased Earnings from continuing operations before income taxes and Net earnings by approximately $685 million and $445 million, respectively.

   In 2015, expectations of long-term lapse rates for certain Accumulator(R) products at certain durations and moneyness levels were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. The impact of this assumption update in 2015 was an increase in the fair value of the GMIB reinsurance contract asset of $216 million, an increase in the GMIB reserves of $65 million and a decrease in the amortization of DAC of $13 million. In 2015, this assumption update increased Earnings from continuing operations before income taxes and Net earnings by approximately $164 million and $107 million, respectively.

   In 2015, the Company launched a lump sum payment option to certain contract holders with GMIB and GWBL benefits at the time their AAV falls to zero. As a result, the Company updated its future reserve assumptions to incorporate the expectation that some policyholders will utilize this option. The impact of this assumption update in 2015 resulted in a decrease in the fair value of the GMIB reinsurance contract asset of $263 million and a decrease in the GMIB reserves of $55 million. In 2015, this assumption update decreased Earnings from continuing operations before income taxes and Net earnings by approximately $208 million and $135 million, respectively.

   In 2014, the Company updated its assumptions of future GMIB costs as a result of lower expected short term lapses for those policyholders who did not accept the GMIB buyout offer that expired in third quarter 2014. The impacts of this refinement in 2014 resulted in an increase in the fair value of the GMIB reinsurance asset of $62 million and an increase in the GMIB reserves of $16 million. In 2014, this assumption update increased Earnings from continuing operations before income taxes and Net earnings by approximately $46 million and $30 million, respectively.

   In addition, in 2014, the Company made a change in the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and guaranteed minimum accumulation benefit ("GMAB") liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these changes in 2014 were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively. In 2014, these changes increased Earnings from continuing operations before income taxes and Net earnings by approximately $473 million and $307 million, respectively.

   Out of Period Adjustments

   In 2016, the Company recorded several out-of-period adjustments ("OOPA's") in its financial statements, primarily related to errors in the models used to calculate policyholders' benefit reserves for certain VISL products . These OOPA's resulted in a decrease of $4 million in total revenues and increased total benefits and other deductions by $40 million in 2016.

   Additionally, in 2016, the Company recorded an income tax expense as an OOPA, related to the settlement of inter-company balances between AB and its foreign subsidiaries, which created deemed dividends under Section 956 of the U.S. Internal Revenue Code of 1986, as amended. As a result, the Company has been understating its income tax provision and income tax liability since 2010. As a result of the deemed dividend adjustment discussed above, the accumulated undistributed earnings permanently invested outside the U.S. will decrease significantly as of December 31, 2016. This OOPA resulted in an increase of $38 million in income tax expense and decreased Earnings attributable to noncontrolling interest by $27 million in 2016, respectively.

   In 2016, total OOPA's including those discussed above, decreased Earnings from operations, before income tax by $44 million and Net earnings by $67 million, respectively.

   In 2016, the Company identified an error in the presentation of Universal life and investment-type product policy fee income and Premiums on the consolidated statements of earnings for the years ended December 31, 2015 and 2014. The Company has revised the previously reported balances by decreasing Universal life and investment-type product policy fee income and increasing Premiums by $366 million and $360 million in 2015 and 2014, respectively, to improve the consistency and comparability with the current period presentation. The errors did not impact Total Revenues or Earnings
   (loss) from operations, before income taxes, or Net earnings (loss) and were not considered material to previously issued financial statements.

   In 2015, the Company recorded several OOPAs in its financial statements, primarily related to errors in the models used to calculate the initial fee liability amortization, affiliated ceded reserves and deferred cost of reinsurance for certain of its VISL products. In addition, the Company recorded an OOPA in 2015 related to an error in the model used to calculate the deferred cost of reinsurance with an un-affiliated reinsurer related to the reinsurance of the Company's business. These OOPAs resulted in a decrease of $112 in total revenues, a $51 million decrease in total benefits and other deductions, a $61 million decrease in earnings (loss) from operations, before income taxes and a $40 million decrease in net earnings.

   In 2014, the Company recorded several OOPAs in its financial statements primarily related to updates in the models used to calculate the fair value of the GMIB reinsurance asset and the GMIB and GMDB liabilities. In addition, the Company recorded an OOPA related to an understatement of the dividend of AB Units by AXA Equitable to AXA Financial during the year ended December 31, 2013 and the related deferred tax liability for the excess of the fair value of the AB Unit dividend over the recorded value. The net impact of the corrections to AXA Equitable's shareholders' equity and Net earnings was a decrease of $1 million and an increase of $73 million, respectively.

   Management has evaluated the impact of all OOPAs both individually and in the aggregate and concluded they are not material to any previously reported quarterly or annual financial statements, or to the periods in which they were corrected.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                           GROSS        GROSS
                                              AMORTIZED  UNREALIZED  UNREALIZED                 OTTI
                                                COST       GAINS       LOSSES     FAIR VALUE IN AOCI/(3)/
                                              ---------- ---------- ------------- ---------- -----------
                                                                    (IN MILLIONS)
DECEMBER 31, 2016
-----------------
Fixed Maturity Securities:
  Public corporate........................... $   12,418 $      675     $      81 $   13,012    $     --
  Private corporate..........................      6,880        215            55      7,040          --
  U.S. Treasury, government and agency.......     10,739        221           624     10,336          --
  States and political subdivisions..........        432         63             2        493          --
  Foreign governments........................        375         29            14        390          --
  Commercial mortgage-backed.................        415         28            72        371           7
  Residential mortgage-backed/(1)/...........        294         20            --        314          --
  Asset-backed/(2)/..........................         51         10             1         60           3
  Redeemable preferred stock.................        519         45            10        554          --
                                              ---------- ----------     --------- ----------    --------
   Total Fixed Maturities....................     32,123      1,306           859     32,570          10

Equity securities............................        113         --            --        113          --
                                              ---------- ----------     --------- ----------    --------

Total at December 31, 2016................... $   32,236 $    1,306     $     859 $   32,683    $     10
                                              ========== ==========     ========= ==========    ========

December 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $   12,890 $      688     $     202 $   13,376    $     --
  Private corporate..........................      6,818        232           124      6,926          --
  U.S. Treasury, government and agency.......      8,800        280           305      8,775          --
  States and political subdivisions..........        437         68             1        504          --
  Foreign governments........................        397         36            18        415          --
  Commercial mortgage-backed.................        591         29            87        533           9
  Residential mortgage-backed/(1)/...........        608         32            --        640          --
  Asset-backed/(2)/..........................         68         10             1         77           3
  Redeemable preferred stock.................        592         57             2        647          --
                                              ---------- ----------     --------- ----------    --------
   Total Fixed Maturities....................     31,201      1,432           740     31,893          12

Equity securities............................         34         --             2         32          --
                                              ---------- ----------     --------- ----------    --------

Total at December 31, 2015................... $   31,235 $    1,432     $     742 $   31,925    $     12
                                              ========== ==========     ========= ==========    ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2016 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2016

                                               AMORTIZED
                                                 COST     FAIR VALUE
                                              ----------- -----------
                                                   (IN MILLIONS)
Due in one year or less...................... $     1,537 $     1,549
Due in years two through five................       7,736       8,128
Due in years six through ten.................       8,898       9,005
Due after ten years..........................      12,673      12,589
                                              ----------- -----------
   Subtotal..................................      30,844      31,271
Commercial mortgage-backed securities........         415         371
Residential mortgage-backed securities.......         294         314
Asset-backed securities......................          51          60
Redeemable preferred stocks..................         519         554
                                              ----------- -----------
Total........................................ $    32,123 $    32,570
                                              =========== ===========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2016, 2015 and 2014:

                                                      DECEMBER 31,
                                              ---------------------------
                                                 2016      2015     2014
                                              ---------  -------  -------
                                                     (IN MILLIONS)
Proceeds from sales.......................... $   4,324  $   979  $   716
                                              =========  =======  =======
Gross gains on sales......................... $     111  $    33  $    21
                                              =========  =======  =======
Gross losses on sales........................ $     (58) $    (8) $    (9)
                                              =========  =======  =======
Total OTTI................................... $     (65) $   (41) $   (72)
Non-credit losses recognized in OCI..........        --       --       --
                                              ---------  -------  -------
Credit losses recognized in earnings (loss).. $     (65) $   (41) $   (72)
                                              =========  =======  =======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                        2016      2015
                                                                                      --------  --------
                                                                                         (IN MILLIONS)
Balances at January 1,............................................................... $   (198) $   (254)
Previously recognized impairments on securities that matured, paid, prepaid or sold..       73        97
Recognized impairments on securities impaired to fair value this period/(1)/.........      (17)      (11)
Impairments recognized this period on securities not previously impaired.............      (46)      (22)
Additional impairments this period on securities previously impaired.................       (2)       (8)
Increases due to passage of time on previously recorded credit losses................       --        --
Accretion of previously recognized impairments due to increases in expected
  cash flows.........................................................................       --        --
                                                                                      --------  --------
Balances at December 31,............................................................. $   (190) $   (198)
                                                                                      ========  ========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                               ---------------
                                                2016     2015
                                               ------- -------
                                                (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $    19 $    16
   All other..................................     428     676
  Equity securities...........................      --      (2)
                                               ------- -------
Net Unrealized Gains (Losses)................. $   447 $   690
                                               ======= =======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                      AOCI GAIN
                                                                                                        (LOSS)
                                               NET UNREALIZED                           DEFERRED      RELATED TO
                                                    GAIN                                 INCOME     NET UNREALIZED
                                                (LOSSES) ON             POLICYHOLDERS   TAX ASSET     INVESTMENT
                                                INVESTMENTS      DAC     LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              ---------------  -------  -------------  -----------  --------------
                                                                          (IN MILLIONS)
BALANCE, JANUARY 1, 2016..................... $            16  $    --  $          (4) $        (5) $            7
Net investment gains (losses) arising during
  the period.................................              (6)      --             --           --              (6)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........               9       --             --           --               9
   Excluded from Net earnings (loss)/(1)/....              --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --       (1)            --           --              (1)
   Deferred income taxes.....................              --       --             --            2               2
   Policyholders liabilities.................              --       --             (6)          --              (6)
                                              ---------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2016................... $            19  $    (1) $         (10) $        (3) $            5
                                              ===============  =======  =============  ===========  ==============

BALANCE, JANUARY 1, 2015..................... $            10  $    --  $          --  $        (4) $            6
Net investment gains (losses) arising during
  the period.................................              (7)      --             --           --              (7)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........              13       --             --           --              13
   Excluded from Net earnings (loss)/(1)/....              --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --       --             --           --              --
   Deferred income taxes.....................              --       --             --           (1)             (1)
   Policyholders liabilities.................              --       --             (4)          --              (4)
                                              ---------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2015................... $            16  $    --  $          (4) $        (5) $            7
                                              ===============  =======  =============  ===========  ==============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                        AOCI GAIN
                                                                                                          (LOSS)
                                              NET UNREALIZED                             DEFERRED       RELATED TO
                                                  GAINS                                   INCOME      NET UNREALIZED
                                               (LOSSES) ON              POLICYHOLDERS    TAX ASSET      INVESTMENT
                                               INVESTMENTS       DAC     LIABILITIES    (LIABILITY)   GAINS (LOSSES)
                                              --------------  --------  -------------  ------------  ---------------
                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2016..................... $          674  $    (82) $        (213) $       (133) $           246
Net investment gains (losses) arising during
  the period.................................           (240)       --             --            --             (240)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             (6)       --             --            --               (6)
   Excluded from Net earnings (loss)/(1)/....             --        --             --            --               --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        (5)            --            --               (5)
   Deferred income taxes.....................             --        --             --            80               80
   Policyholders liabilities.................             --        --             24            --               24
                                              --------------  --------  -------------  ------------  ---------------
BALANCE, DECEMBER 31, 2016................... $          428  $    (87) $        (189) $        (53) $            99
                                              ==============  ========  =============  ============  ===============

BALANCE, JANUARY 1, 2015..................... $        2,231  $   (122) $        (368) $       (610) $         1,131
Net investment gains (losses) arising during
  the period.................................         (1,562)       --             --            --           (1,562)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........              5        --             --            --                5
   Excluded from Net earnings (loss)/(1)/....             --        --             --            --               --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        40             --            --               40
   Deferred income taxes.....................             --        --             --           477              477
   Policyholders liabilities.................             --        --            155            --              155
                                              --------------  --------  -------------  ------------  ---------------
BALANCE, DECEMBER 31, 2015................... $          674  $    (82) $        (213) $       (133) $           246
                                              ==============  ========  =============  ============  ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 794 issues at December 31, 2016 and the 810 issues at December 31, 2015 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                              ----------------------- ---------------------- ---------------------
                                                            GROSS                   GROSS                 GROSS
                                                          UNREALIZED              UNREALIZED            UNREALIZED
                                              FAIR VALUE    LOSSES    FAIR VALUE    LOSSES   FAIR VALUE   LOSSES
                                              ---------- ------------ ----------- ---------- ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    2,455 $         75 $       113  $       6 $    2,568  $      81
  Private corporate..........................      1,483           38         277         17      1,760         55
  U.S. Treasury, government and agency.......      5,356          624          --         --      5,356        624
  States and political subdivisions..........         --           --          18          2         18          2
  Foreign governments........................         73            3          49         11        122         14
  Commercial mortgage-backed.................         66            5         171         67        237         72
  Residential mortgage-backed................         47           --           4         --         51         --
  Asset-backed...............................          4           --           8          1         12          1
  Redeemable preferred stock.................        218            9          12          1        230         10
                                              ---------- ------------ -----------  --------- ----------  ---------

Total........................................ $    9,702 $        754 $       652  $     105 $   10,354  $     859
                                              ========== ============ ===========  ========= ==========  =========

                                                Less Than 12 Months    12 Months or Longer           Total
                                              ----------------------- ---------------------- ---------------------
                                                            Gross                   Gross                 Gross
                                                          Unrealized              Unrealized            Unrealized
                                              Fair Value    Losses    Fair Value    Losses   Fair Value   Losses
                                              ---------- ------------ ----------- ---------- ---------- ----------
                                                                         (In Millions)
December 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    3,091 $        129 $       359  $      73 $    3,450 $      202
  Private corporate..........................      1,926          102         184         22      2,110        124
  U.S. Treasury, government and agency.......      3,538          305          --         --      3,538        305
  States and political subdivisions..........         19            1          --         --         19          1
  Foreign governments........................         73            7          39         11        112         18
  Commercial mortgage-backed.................         67            2         261         85        328         87
  Residential mortgage-backed................         11           --          29         --         40         --
  Asset-backed...............................         11           --          17          1         28          1
  Redeemable preferred stock.................         43           --          40          2         83          2
                                              ---------- ------------ -----------  --------- ---------- ----------

Total........................................ $    8,779 $        546 $       929  $     194 $    9,708 $      740
                                              ========== ============ ===========  ========= ========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2016 and 2015 were $169 million and $157 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2016 and 2015, respectively, approximately $1,574 million and $1,310 million, or 4.9% and 4.2%, of the $32,123 million and $31,201 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $28 million and $97 million at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, respectively, the $105 million and $194 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at either
   December 31, 2016 or 2015. As of December 31, 2016, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2016 and 2015, respectively, the Company owned
   $6 million and $7 million in RMBS backed by subprime residential mortgage loans, and $5 million and $6 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2016, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $5 million.

   At December 31, 2016 and 2015, respectively, the amortized cost of the Company's trading account securities was $9,177 million and $6,866 million with respective fair values of $9,134 million and $6,805 million. Also at December 31, 2016 and 2015, respectively, Trading securities included the General Account's investment in Separate Accounts which had carrying values of $63 million and $82 million and costs of $46 million and $72 million.

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructurings

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $15 million and $16 million at December 31, 2016 and 2015, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $1 million and $1 million in 2016, 2015 and 2014, respectively. Gross interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $0 million and $4 million in 2016, 2015 and 2014, respectively. The TDR mortgage loan shown in the table below has been modified five times since 2011. The modifications extended the maturity from its original maturity of November 5, 2014 to March 5, 2017 and extended interest only payments through maturity. In November 2015, the recorded investment was reduced by $45 million in conjunction with the sale of majority of the underlying collateral and $32 million from a charge-off. The remaining $15 million mortgage loan balance reflects the value of the remaining underlying collateral and cash held in escrow, supporting the mortgage loan. Since the fair market value of the underlying real estate and cash held in escrow collateral is the primary factor in determining the allowance for credit losses, modifications of loan terms typically have no direct impact on the allowance for credit losses, and therefore, no impact on the financial statements.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2016

                                                           OUTSTANDING RECORDED INVESTMENT
                                               NUMBER  ---------------------------------------
                                              OF LOANS PRE-MODIFICATION    POST-MODIFICATION
                                              -------- ----------------- ---------------------
                                                                (DOLLARS IN MILLIONS)
Commercial mortgage loans....................        1 $              15 $                  15

   There were no default payments on the above loan during 2016. There were no agricultural troubled debt restructuring mortgage loans in 2016.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2016, 2015 and 2014 are as follows:

                                               COMMERCIAL MORTGAGE LOANS
                                              ---------------------------
                                                2016     2015      2014
                                              -------  --------  --------
                                                     (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $     6  $     37  $     42
   Charge-offs...............................      --       (32)      (14)
   Recoveries................................      (2)       (1)       --
   Provision.................................       4         2         9
                                              -------  --------  --------
Ending Balance, December 31,................. $     8  $      6  $     37
                                              =======  ========  ========

Ending Balance, December 31,:
   Individually Evaluated for Impairment..... $     8  $      6  $     37
                                              =======  ========  ========

   There were no allowances for credit losses for agricultural mortgage loans in 2016, 2015 and 2014.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2016 and 2015, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2016

                                                          DEBT SERVICE COVERAGE RATIO
                                              ---------------------------------------------------
                                                                                            LESS   TOTAL
                                               GREATER   1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN  MORTGAGE
                                              THAN 2.0X   2.0X    1.8X     1.5X     1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/                     ---------- ------- -------- -------- ------- ------ ---------
                                                                      (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      738 $    95 $     59 $     56 $    -- $   -- $     948
  50% - 70%..................................      3,217     430      673    1,100      76     --     5,496
  70% - 90%..................................        282      65      229      127      28     46       777
  90% plus...................................         --      --       28       15      --     --        43
                                              ---------- ------- -------- -------- ------- ------ ---------

Total Commercial Mortgage Loans.............. $    4,237 $   590 $    989 $  1,298 $   104 $   46 $   7,264
                                              ========== ======= ======== ======== ======= ====== =========

AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      254 $   138 $    296 $    468 $   286 $   49 $   1,491
  50% - 70%..................................        141      57      209      333     219     45     1,004
  70% - 90%..................................         --      --        2        4      --     --         6
  90% plus...................................         --      --       --       --      --     --        --
                                              ---------- ------- -------- -------- ------- ------ ---------

Total Agricultural Mortgage Loans............ $      395 $   195 $    507 $    805 $   505 $   94 $   2,501
                                              ========== ======= ======== ======== ======= ====== =========

TOTAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      992 $   233 $    355 $    524 $   286 $   49 $   2,439
  50% - 70%..................................      3,358     487      882    1,433     295     45     6,500
  70% - 90%..................................        282      65      231      131      28     46       783
  90% plus...................................         --      --       28       15      --     --        43
                                              ---------- ------- -------- -------- ------- ------ ---------

Total Mortgage Loans......................... $    4,632 $   785 $  1,496 $  2,103 $   609 $  140 $   9,765
                                              ========== ======= ======== ======== ======= ====== =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2015

                                                          Debt Service Coverage Ratio
                                              ----------------------------------------------------
                                                                                            Less    Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to   than   Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x     1.0x    Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- -------- ------- --------
                                                                      (In Millions)
Commercial Mortgage Loans/(1)/
  0% - 50%................................... $     533 $    -- $    102 $     12 $     24 $    -- $    671
  50% - 70%..................................     1,392     353      741      853       77      --    3,416
  70% - 90%..................................       141      --      206      134      124      46      651
  90% plus...................................        63      --       --       46       --      --      109
                                              --------- ------- -------- -------- -------- ------- --------

Total Commercial Mortgage Loans.............. $   2,129 $   353 $  1,049 $  1,045 $    225 $    46 $  4,847
                                              ========= ======= ======== ======== ======== ======= ========

Agricultural Mortgage Loans/(1)/
  0% - 50%................................... $     204 $   116 $    277 $    432 $    256 $    51 $  1,336
  50% - 70%..................................       146      80      192      298      225      47      988
  70% - 90%..................................        --      --        2        4       --      --        6
  90% plus...................................        --      --       --       --       --      --       --
                                              --------- ------- -------- -------- -------- ------- --------

Total Agricultural Mortgage Loans............ $     350 $   196 $    471 $    734 $    481 $    98 $  2,330
                                              ========= ======= ======== ======== ======== ======= ========

Total Mortgage Loans/(1)/
  0% - 50%................................... $     737 $   116 $    379 $    444 $    280 $    51 $  2,007
  50% - 70%..................................     1,538     433      933    1,151      302      47    4,404
  70% - 90%..................................       141      --      208      138      124      46      657
  90% plus...................................        63      --       --       46       --      --      109
                                              --------- ------- -------- -------- -------- ------- --------

Total Mortgage Loans......................... $   2,479 $   549 $  1,520 $  1,779 $    706 $   144 $  7,177
                                              ========= ======= ======== ======== ======== ======= ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2016 and 2015, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                    RECORDED
                                                                                                   INVESTMENT
                                                                                  TOTAL     OR (GREATER THAN) 90 DAYS
                               30-59 60-89       90 DAYS                        FINANCING              AND
                               DAYS  DAYS   OR (GREATER THAN)   TOTAL CURRENT  RECEIVABLES          ACCRUING
                               ----- ----- -------------------- ----- -------- ----------- ---------------------------
                                                                    (IN MILLIONS)
DECEMBER 31, 2016:
------------------
  Commercial.................. $  -- $  -- $                 -- $  -- $  7,264  $    7,264 $                        --
  Agricultural................     9     2                    6    17    2,484       2,501                           6
                               ----- ----- -------------------- ----- --------  ---------- ---------------------------
TOTAL MORTGAGE LOANS.......... $   9 $   2 $                  6 $  17 $  9,748  $    9,765 $                         6
                               ===== ===== ==================== ===== ========  ========== ===========================

December 31, 2015:
------------------
  Commercial.................. $  -- $  -- $                 30 $  30 $  4,817  $    4,847 $                        --
  Agricultural................    12     7                    4    23    2,307       2,330                           4
                               ----- ----- -------------------- ----- --------  ---------- ---------------------------
Total Mortgage Loans.......... $  12 $   7 $                 34 $  53 $  7,124  $    7,177 $                         4
                               ===== ===== ==================== ===== ========  ========== ===========================

   The following table provides information relating to impaired mortgage loans at December 31, 2016 and 2015, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                    AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED       RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/  RECOGNIZED
                                              ---------- ---------- ----------  ---------------- -----------
                                                                      (IN MILLIONS)
DECEMBER 31, 2016:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       15 $       15 $       --  $             22 $        --
  Agricultural mortgage loans................         --         --         --                --          --
                                              ---------- ---------- ----------  ---------------- -----------
TOTAL........................................ $       15 $       15 $       --  $             22 $        --
                                              ========== ========== ==========  ================ ===========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8) $             48 $         2
  Agricultural mortgage loans................         --         --         --                --          --
                                              ---------- ---------- ----------  ---------------- -----------
TOTAL........................................ $       27 $       27 $       (8) $             48 $         2
                                              ========== ========== ==========  ================ ===========

December 31, 2015:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       46 $       46 $       --  $             15 $        --
  Agricultural mortgage loans................         --         --         --                --          --
                                              ---------- ---------- ----------  ---------------- -----------
Total........................................ $       46 $       46 $       --  $             15 $        --
                                              ========== ========== ==========  ================ ===========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       63 $       63 $       (6) $            137 $         4
  Agricultural mortgage loans................         --         --         --                --          --
                                              ---------- ---------- ----------  ---------------- -----------
Total........................................ $       63 $       63 $       (6) $            137 $         4
                                              ========== ========== ==========  ================ ===========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests, real estate joint ventures and investment companies accounted for under the equity method with a total carrying value of $1,295 million and $1,363 million, respectively, at December 31, 2016 and 2015. The Company's total equity in net earnings (losses) for these limited partnership interests was $60 million, $71 million and $206 million, respectively, for 2016, 2015 and 2014.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a Derivative Use Plan approved by the NYDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with GWBL, guaranteed minimum withdrawal benefit ("GMWB") and GMAB features (collectively, "GWBL and Other Features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and Other Features is that under-performance of the financial markets could result in the GIB and GWBL and Other Features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and Other Features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and Other Features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company has in place a hedge program utilizing interest rate swaps to partially protect the overall profitability of future variable annuity sales against declining interest rates.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   Derivatives utilized to hedge risks associated with interest-rate risk arising from issuance of funding agreements

   The Company issues fixed and floating rate funding agreements, to fund originated non-recourse commercial real estate mortgage loans, the terms of which may result in short term economic interest rate risk between mortgage loan commitment and mortgage loan funding. The company uses forward interest-rate swaps to protect against interest rate fluctuations during this period. Realized gains and losses from the forward interest rate swaps are amortized over the life of the loan in interest credited to policyholder's account balances.

   Derivatives utilized to hedge equity market risks associated with the General Account's seed money investments in Separate Accounts, retail mutual funds and Separate Account fee revenue fluctuations

   The Company's General Account seed money investments in Separate Account equity funds and retail mutual funds exposes the Company to market risk, including equity market risk, which is partially hedged through equity-index futures contracts to minimize such risk.

   Periodically, the Company enters into futures on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions partially cover fees expected to be earned from the Company's Separate Account products.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter of 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of CDSs exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically, the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty, in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond. At
   December 31, 2016 and 2015, respectively, the Company's unrealized gains (losses) related to this program were $(97) million and $(4) million and reported in AOCI.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the super senior tranche of the investment grade credit default swap index ("CDX index"). Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss) from derivative instruments.

   During third quarter 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. In 2016, the Company derecognized approximately $995 million U.S. Treasury securities for which the Company received proceeds of approximately $1,007 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2016, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $888 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2016 is approximately $(154) million, representing the fair value of the total return swap contracts.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2016

                                                               FAIR VALUE
                                                         -----------------------
                                                                                 GAINS (LOSSES)
                                               NOTIONAL     ASSET     LIABILITY    REPORTED IN
                                                AMOUNT   DERIVATIVES DERIVATIVES EARNINGS (LOSS)
                                              ---------- ----------- ----------- ---------------
                                                                 (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $    5,086 $         1 $         1  $         (826)
  Swaps......................................      3,529          13          67            (290)
  Options....................................     11,465       2,114       1,154             727
Interest rate contracts:/(1)/
  Floors.....................................      1,500          11          --               4
  Swaps......................................     18,933         246       1,163            (224)
  Futures....................................      6,926          --          --              --
  Swaptions..................................         --          --          --              87

                                                               FAIR VALUE
                                                        ------------------------
                                                                                  GAINS (LOSSES)
                                              NOTIONAL     ASSET      LIABILITY     REPORTED IN
                                               AMOUNT   DERIVATIVES  DERIVATIVES  EARNINGS (LOSS)
                                              --------- ------------ ----------- ----------------
                                                                 (IN MILLIONS)
Credit contracts:/(1)/
  Credit default swaps....................... $   2,757 $         20 $        15 $             15
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       730           52           6               45
  Margin.....................................        --          107           6               --
  Collateral.................................        --          712         748               --
                                                                                 ----------------
NET INVESTMENT INCOME (LOSS).................                                                (462)
                                                                                 ----------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................        --       10,309          --             (261)
GIB and GWBL and other features/(2)/.........        --           --         164              (20)
SCS, SIO, MSO and IUL indexed features/(3)/..        --           --         887             (754)
                                              --------- ------------ ----------- ----------------
Balances, December 31, 2016.................. $  50,926 $     13,585 $     4,211 $         (1,497)
                                              ========= ============ =========== ================

   /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
   /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2015

                                                               Fair Value
                                                        -------------------------
                                                                                   Gains (Losses)
                                              Notional     Asset      Liability      Reported In
                                               Amount   Derivatives  Derivatives   Earnings (Loss)
                                              --------- ------------ ------------ ----------------
                                                                  (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   7,089 $          2 $          3 $            (84)
  Swaps......................................     1,359            8           21              (45)
  Options....................................     7,358        1,042          652               14
Interest rate contracts:/(1)/
  Floors.....................................     1,800           61           --               12
  Swaps......................................    13,718          351          108               (8)
  Futures....................................     8,685           --           --              (81)
  Swaptions..................................        --           --           --              118
Credit contracts:/(1)/
  Credit default swaps.......................     2,442           16           38              (14)
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       263            5            4                7
                                                                                  ----------------
Net investment income (loss).................                                                  (81)
                                                                                  ----------------

Embedded derivatives:
GMIB reinsurance contracts...................        --       10,570           --             (141)
GIB and GWBL and other features/(2)/.........        --           --          184              (56)
SCS, SIO, MSO and IUL indexed features/(3)/..        --           --          310              (38)
                                              --------- ------------ ------------ ----------------
Balances, December 31, 2015.................. $  42,714 $     12,055 $      1,320 $           (316)
                                              ========= ============ ============ ================

   /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
   /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS

   All outstanding equity-based and treasury futures contracts at December 31, 2016 are exchange-traded and net settled daily in cash. At December 31, 2016, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $209 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $28 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $15 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2016 and 2015, respectively, the Company held $755 million and $655 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties December 31, 2016 and 2015, respectively, were $700 million and $5 million, for which the Company posted collateral of $820 million and $5 million at December 31, 2016 and 2015, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements respectively, and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash, U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2016 and 2015, the balance outstanding under reverse repurchase transactions was $0 million and $79 million, respectively. At December 31, 2016 and 2015, the balance outstanding under securities repurchase transactions was $1,996 million and $1,890 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in Note 2.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2016.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2016

                                                                            GROSS
                                                               GROSS       AMOUNTS       NET AMOUNTS
                                                              AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                                             RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                                             ---------- -------------- ----------------
                                                                            (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................................ $    2,128 $        1,219 $            909
Interest rate contracts.....................................        253          1,162             (909)
Credit contracts............................................         20             14                6
Currency....................................................         48              1               47
Margin......................................................        107              6              101
Collateral..................................................        712            747              (35)
                                                             ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA Master Agreement....      3,268          3,149              119
Total Derivatives, not subject to an ISDA Master Agreement..          4             --                4
                                                             ---------- -------------- ----------------
  Total Derivatives.........................................      3,272          3,149              123
Other financial instruments.................................      2,063             --            2,063
                                                             ---------- -------------- ----------------
  Other invested assets..................................... $    5,335 $        3,149 $          2,186
                                                             ========== ============== ================
Securities purchased under agreement to resell.............. $       -- $           -- $             --
                                                             ========== ============== ================

                                                                            GROSS
                                                               GROSS       AMOUNTS       NET AMOUNTS
                                                              AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                                             RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                                             ---------- -------------- ----------------
                                                                            (IN MILLIONS)
LIABILITIES/(2)/
DESCRIPTION
Derivatives:
Equity contracts............................................ $    1,219 $        1,219 $             --
Interest rate contracts.....................................      1,162          1,162               --
Credit contracts............................................         14             14               --
Currency....................................................          1              1               --
Margin......................................................          6              6               --
Collateral..................................................        747            747               --
                                                             ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA Master Agreement....      3,149          3,149               --
Total Derivatives, not subject to an ISDA Master Agreement..         --             --               --
                                                             ---------- -------------- ----------------
  Total Derivatives.........................................      3,149          3,149               --
Other non-financial liabilities.............................      2,108             --            2,108
                                                             ---------- -------------- ----------------
  Other liabilities......................................... $    5,257 $        3,149 $          2,108
                                                             ========== ============== ================
Securities sold under agreement to repurchase/(3)/.......... $    1,992 $           -- $          1,992
                                                             ========== ============== ================

   /(1)/Excludes Investment Management segment's $13 million net derivative assets (including derivative assets of consolidated VIEs), $3 million long exchange traded options and $83 million of securities borrowed.
   /(2)/Excludes Investment Management segment's $11 million net derivative liabilities (including derivative liabilities of consolidated VIEs), $1 million short exchange traded options.
   /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2016.

         COLLATERAL AMOUNTS OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2016

                                                                                COLLATERAL (RECEIVED)/HELD
                                                                                ------------------------
                                                               FAIR VALUE OF     FINANCIAL                      NET
                                                                   ASSETS       INSTRUMENTS       CASH        AMOUNTS
                                                             -----------------  -----------   -----------  ------------
                                                                                   (IN MILLIONS)
ASSETS/(1)/
Counterparty A.............................................. $              46  $        --   $       (48) $         (2)
Counterparty B..............................................              (128)          --           132             4
Counterparty C..............................................              (116)          --           138            22
Counterparty D..............................................               182           --          (176)            6
Counterparty E..............................................               (65)          --            83            18
Counterparty F..............................................                (3)          --            16            13
Counterparty G..............................................               219           --          (214)            5
Counterparty H..............................................               104           --          (110)           (6)
Counterparty I..............................................              (188)          --           203            15
Counterparty J..............................................               (93)          --           115            22
Counterparty K..............................................                92           --           (96)           (4)
Counterparty L..............................................                (3)          --             3            --
Counterparty M..............................................              (105)          --           120            15
Counterparty N..............................................                 4           --            --             4
Counterparty Q..............................................                10           --           (11)           (1)
Counterparty T..............................................                --           --             2             2
Counterparty U..............................................                 1           --            10            11
Counterparty V..............................................                96           --          (101)           (5)
                                                             -----------------  -----------   -----------  ------------
  Total Derivatives......................................... $              53  $        --   $        66  $        119
Other financial instruments.................................             2,067           --            --         2,067
                                                             -----------------  -----------   -----------  ------------
  OTHER INVESTED ASSETS..................................... $           2,120  $        --   $        66  $      2,186
                                                             =================  ===========   ===========  ============

                                                                                COLLATERAL (RECEIVED)/HELD
                                                                NET AMOUNTS     ------------------------
                                                              PRESENTED IN THE   FINANCIAL                      NET
                                                               BALANCE SHEETS   INSTRUMENTS       CASH        AMOUNTS
                                                             -----------------  -----------   -----------  ------------
                                                                                   (IN MILLIONS)
LIABILITIES/(2)/
Counterparty D.............................................. $             767  $      (767)  $        --            --
Counterparty M..............................................               410         (410)           --            --
Counterparty C..............................................               302         (296)           (2)            4
Counterparty W..............................................               513         (513)           --            --
                                                             -----------------  -----------   -----------  ------------
  Securities sold under agreement to repurchase/(3)/........ $           1,992  $    (1,986)  $        (2) $          4
                                                             =================  ===========   ===========  ============

  /(1)/Excludes Investment Management segment's cash collateral received of $1 million related to derivative assets (including those related to derivative assets of consolidated VIEs) and $83 million related to securities borrowed.
  /(2)/Excludes Investment Management segment's cash collateral pledged of $8 million related to derivative liabilities (including those related to derivative liabilities of consolidated VIEs).
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2016.

         REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS/(1)/

                                                               AT DECEMBER 31, 2016
                                              -------------------------------------------------------
                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              -------------------------------------------------------
                                              OVERNIGHT AND UP TO 30    30-90   GREATER THAN
                                               CONTINUOUS     DAYS      DAYS      90 DAYS     TOTAL
                                              ------------- --------- --------- ------------ --------
                                                                   (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT TO REPURCHASE/(2)/
  U.S. Treasury and agency securities........ $          -- $   1,992 $      -- $         -- $  1,992
                                              ------------- --------- --------- ------------ --------
Total........................................ $          -- $   1,992 $      -- $         -- $  1,992
                                              ------------- --------- --------- ------------ --------

  /(1)/Excludes Investment Management segment's $83 million of securities borrowed.
  /(2)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2015

                                                        Gross
                                           Gross       Amounts       Net Amounts
                                          Amounts   Offset in the  Presented in the
                                         Recognized Balance Sheets  Balance Sheets
                                         ---------- -------------- ----------------
                                                        (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts........................ $    1,049  $         673 $            376
Interest rate contracts.................        389            104              285
Credit contracts........................         14             37              (23)
                                         ----------  ------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement.....................      1,452            814              638
Total Derivatives, not subject to an
  ISDA Master Agreement.................         20             --               20
                                         ----------  ------------- ----------------
  Total Derivatives.....................      1,472            814              658
Other financial instruments/(2) (4)/....      1,271             --            1,271
                                         ----------  ------------- ----------------
  Other invested assets/(2)/............ $    2,743  $         814 $          1,929
                                         ==========  ============= ================
  Securities purchased under agreement
   to resell............................ $       79  $          -- $             79
                                         ==========  ============= ================

                                                                                                Gross
                                                                                   Gross       Amounts       Net Amounts
                                                                                  Amounts   Offset in the  Presented in the
                                                                                 Recognized Balance Sheets  Balance Sheets
                                                                                 ---------- -------------- ----------------
                                                                                               (In Millions)
LIABILITIES/(3)/
Description
Derivatives:
Equity contracts................................................................ $      673  $         673  $            --
Interest rate contracts.........................................................        104            104               --
Credit contracts................................................................         37             37               --
                                                                                 ----------  -------------  ---------------
  Total Derivatives, subject to an ISDA Master Agreement........................        814            814               --
Total Derivatives, not subject to an ISDA Master Agreement......................         --             --               --
                                                                                 ----------  -------------  ---------------
  Total Derivatives.............................................................        814            814               --
Other non-financial liabilities.................................................      2,586             --            2,586
                                                                                 ----------  -------------  ---------------
  Other liabilities............................................................. $    3,400  $         814  $         2,586
                                                                                 ==========  =============  ===============
  Securities sold under agreement to repurchase................................. $    1,890  $          --  $         1,890
                                                                                 ==========  =============  ===============

  /(1)/Excludes Investment Management segment's $13 million net derivative assets, $6 million long exchange traded options and $75 million of securities borrowed.
   /(2)/Includes $141 million related to accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $12 million net derivative liabilities, $1 million short exchange traded options and $10 million of securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2015.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2015

                                                                Collateral (Received)/Held
                                                Net Amounts     --------------------------
                                              Presented in the    Financial                    Net
                                               Balance Sheets    Instruments       Cash      Amounts
                                              ----------------  -------------  -----------  ---------
                                                                   (In Millions)
ASSETS/(1)/
Counterparty A............................... $             52  $          --  $       (52) $      --
Counterparty B...............................                9             --           (7)         2
Counterparty C...............................               61             --          (58)         3
Counterparty D...............................              222             --         (218)         4
Counterparty E...............................               53             --          (53)        --
Counterparty F...............................               (2)            --            2         --
Counterparty G...............................              129             --         (129)        --
Counterparty H...............................               16            (11)          (5)        --
Counterparty I...............................               44             --          (39)         5
Counterparty J...............................               19             --          (13)         6
Counterparty K...............................               17             --          (17)        --
Counterparty L...............................                7             --           (7)        --
Counterparty M...............................               11             --          (10)         1
Counterparty N...............................               20             --           --         20
Counterparty Q...............................               --             --           --         --
Counterparty T...............................               (3)            --            3         --
Counterparty U...............................               --             --            1          1
Counterparty V...............................                3             --           (3)        --
                                              ----------------  -------------  -----------  ---------
  Total Derivatives.......................... $            658  $         (11) $      (605) $      42

                                                                                        Collateral (Received)/Held
                                                                         Net Amounts    -------------------------
                                                                       Presented in the   Financial                    Net
                                                                        Balance Sheets   Instruments      Cash       Amounts
                                                                       ---------------- ------------  -----------  ------------
                                                                                            (In Millions)
Other financial instruments/(2) (4)/.................................. $          1,271 $         --  $        --  $      1,271
                                                                       ---------------- ------------  -----------  ------------
  Other invested assets/(2)/.......................................... $          1,929 $        (11) $      (605) $      1,313
                                                                       ================ ============  ===========  ============
Counterparty M........................................................ $             28 $        (28) $        --  $         --
Counterparty V........................................................ $             51 $        (51) $        --  $         --
                                                                       ---------------- ------------  -----------  ------------
Securities purchased under agreement to resell........................ $             79 $        (79) $        --  $         --
                                                                       ================ ============  ===========  ============

LIABILITIES/(3)/
Counterparty D........................................................ $            234 $       (234) $        --            --
Counterparty C........................................................            1,033       (1,016)         (17)           --
Counterparty M........................................................              623         (611)         (12)           --
                                                                       ---------------- ------------  -----------  ------------
  Securities sold under agreement to repurchase....................... $          1,890 $     (1,861) $       (29) $         --
                                                                       ================ ============  ===========  ============

   /(1)/Excludes Investment Management segment's cash collateral received of $2 million related to derivative assets and $75 million related to securities borrowed.
   /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of
       $12 million related to derivative liabilities and $10 million related to securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2015.

         Repurchase Agreement Accounted for as Secured Borrowings/(1)/

                                                               At December 31, 2015
                                              -------------------------------------------------------
                                                 Remaining Contractual Maturity of the Agreements
                                              -------------------------------------------------------
                                              Overnight and  Up to 30   30-90   Greater Than
                                               Continuous      days     days      90 days     Total
                                              ------------- ---------- -------- ------------ --------
                                                                   (In Millions)
Securities sold under agreement to repurchase
  U.S. Treasury and agency securities........ $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
Securities purchased under agreement to resell
  Corporate securities....................... $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------

   /(1)/Excludes Investment Management segment's $75 million of securities borrowed and $10 million of securities loaned.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                                 2016       2015       2014
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $   1,418  $   1,420  $   1,431
Mortgage loans on real estate................       461        338        306
Repurchase agreement.........................         1          1         --
Other equity investments.....................       170         84        200
Policy loans.................................       210        213        216
Derivative investments.......................      (462)       (81)     1,605
Trading securities...........................        80         17         63
Other investment income......................        44         40         49
                                              ---------  ---------  ---------
  Gross investment income (loss).............     1,922      2,032      3,870
Investment expenses..........................       (66)       (56)       (55)
                                              ---------  ---------  ---------
Net Investment Income (Loss)................. $   1,856  $   1,976  $   3,815
                                              =========  =========  =========

   For 2016, 2015 and 2014, respectively, Net investment income (loss) from derivatives included $(4) million, $474 million and $899 million of realized gains (losses) on contracts closed during those periods and $(458) million, $(555) million and $706 million of unrealized gains (losses) on derivative positions at each respective year end.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of earnings (loss). The table below shows a breakdown of Net investment income from trading account securities during the year ended 2016 and 2015:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                                                           TWELVE MONTHS ENDED
                                                                                 ----------------------------------------
                                                                                 DECEMBER 31,  December 31,  December 31,
                                                                                     2016          2015          2014
                                                                                 ------------  ------------  ------------
                                                                                              (IN MILLIONS)

Net investment gains (losses) recognized during the period on securities held
  at the end of the period...................................................... $        (19) $        (63) $         --
Net investment gains (losses) recognized on securities sold during the period...          (22)           20            22
                                                                                 ------------  ------------  ------------
Unrealized and realized gains (losses) on trading securities....................          (41)          (43)           22
Interest and dividend income from trading securities............................          121            60            41
                                                                                 ------------  ------------  ------------
Net investment income (loss) from trading securities............................ $         80  $         17  $         63
                                                                                 ------------  ------------  ------------

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                2016       2015       2014
                                              --------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $     (3) $     (17) $     (54)
Mortgage loans on real estate................       (2)        (1)        (3)
Other equity investments.....................       (2)        (5)        (2)
Other........................................       23          3          1
                                              --------  ---------  ---------
Investment Gains (Losses), Net............... $     16  $     (20) $     (58)
                                              ========  =========  =========

   For 2016, 2015 and 2014, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $4 million, $4 million and $5 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AB totaled $3,584 million and $3,562 million at December 31, 2016 and 2015, respectively. The Company annually tests goodwill for recoverability at December 31. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of its investment in AB, the reporting unit, to its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered to be impaired and the second step of the impairment test is not performed. However, if the carrying value of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed by measuring the amount of impairment loss only if the result indicates a potential impairment. The second step compares the implied fair value of the reporting unit to the aggregated fair values of its individual assets and liabilities to determine the amount of impairment, if any. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AB as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AB for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AB's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AB as well as taxes incurred at the Company level in order to determine the fair value of its investment in AB. At December 31, 2016 and 2015, the Company determined that goodwill was not impaired as the fair value of its investment in AB exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AB related intangible assets was $625 million and $610 million at December 31, 2016 and 2015, respectively and the accumulated amortization of these intangible assets was $468 million and $439 million at December 31, 2016 and 2015, respectively. Amortization expense related to the AB intangible assets totaled $29 million, $28 million and $27 million for 2016, 2015 and 2014, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $29 million.

   At December 31, 2016 and 2015, respectively, net deferred sales commissions totaled $64 million and $99 million and are included within Other assets.
   The estimated amortization expense of deferred sales commissions, based on the December 31, 2016 net asset balance for each of the next five years is $32 million, $21 million, $8 million, $3 million and $0 million. The Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2016, the Company determined that the deferred sales commission asset was not impaired.

   On September 23, 2016, AB acquired a 100% ownership interest in Ramius Alternative Solutions LLC ("RASL"), a global alternative investment management business that, as of the acquisition date, had approximately $2.5 billion in AUM. RASL offers a range of customized alternative investment and advisory solutions to a global institutional client base. On the acquisition date, AB made a cash payment of $21 million and recorded a contingent consideration payable of $12 million based on projected fee revenues over a five-year measurement period. The excess of the purchase price over the current fair value of identifiable net assets acquired resulted in the recognition of $22 million of goodwill. AB recorded
   $10 million of definite-lived intangible assets relating to investment management contracts.

   On June 20, 2014, AB acquired an approximate 82.0% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million based on projected assets under management levels over a three-year measurement period. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $58 million of goodwill. AB recorded $24 million of finite-lived intangible assets relating to separately-managed account relationships and $4 million of indefinite-lived intangible assets relating to an acquired fund's investment contract. AB also recorded redeemable non-controlling interest of $17 million relating to the fair value of the portion of CPH AB does not own. During 2015 and 2016, AB purchased additional shares of CPH, bringing AB's ownership interest to 90.0% as of December 31, 2016.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $170 million and $157 million at December 31, 2016 and 2015, respectively. Amortization of capitalized software in 2016, 2015 and 2014 were $52 million, $55 million and $50 million, respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                  DECEMBER 31,
                                                -----------------
                                                  2016     2015
                                                -------- --------
                                                  (IN MILLIONS)

CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account
  balances and other........................... $  7,179 $  7,363
Policyholder dividend obligation...............       52       81
Other liabilities..............................       43      100
                                                -------- --------
Total Closed Block liabilities.................    7,274    7,544
                                                -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair
  value (amortized cost of $3,884 and $4,426)..    4,025    4,599
Mortgage loans on real estate..................    1,623    1,575
Policy loans...................................      839      881
Cash and other invested assets.................      444       49
Other assets...................................      181      258
                                                -------- --------
Total assets designated to the Closed Block....    7,112    7,362
                                                -------- --------
Excess of Closed Block liabilities over assets
  designated to the Closed Block...............      162      182
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of policyholder dividend obligation of
   $(52) and $(81).............................      100      103
                                                -------- --------
Maximum Future Earnings To Be Recognized From
  Closed Block Assets and Liabilities.......... $    262 $    285
                                                ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                                2016     2015      2014
                                              -------  --------  -------
                                                     (IN MILLIONS)

REVENUES:
Premiums and other income.................... $   238  $    262  $   273
Investment income (loss).....................     349       368      378
Net investment gains (losses)................      (1)        2       (4)
                                              -------  --------  -------
Total revenues...............................     586       632      647
                                              -------  --------  -------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........     548       576      597
Other operating costs and expenses...........       4         4        4
                                              -------  --------  -------
Total benefits and other deductions..........     552       580      601
                                              -------  --------  -------
Net revenues, before income taxes............      34        52       46
Income tax (expense) benefit.................     (12)      (18)     (16)
                                              -------  --------  -------
Net Revenues (Losses)........................ $    22  $     34  $    30
                                              =======  ========  =======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                DECEMBER 31,
                                              ---------------
                                                2016    2015
                                              -------  ------
                                               (IN MILLIONS)

Balances, beginning of year.................. $    81  $  201
Unrealized investment gains (losses).........     (29)   (120)
                                              -------  ------
Balances, End of year........................ $    52  $   81
                                              =======  ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS AND DEFERRED ACQUISITION COST

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                DECEMBER 31,
                                              ----------------
                                                2016     2015
                                              -------  -------
                                                (IN MILLIONS)

Balance, beginning of year................... $   534  $   383
Contractholder bonus interest
   credits deferred..........................      13       17
Other........................................      --      174
Amortization charged to income...............     (43)     (40)
                                              -------  -------
Balance, End of Year......................... $   504  $   534
                                              =======  =======

   Changes in deferred acquisition costs at December 31, 2016 and 2015 were as follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2016      2015
                                              --------  --------
                                                 (IN MILLIONS)

Balance, beginning of year................... $  4,469  $  4,271
Capitalization of commissions, sales and
  issue expenses.............................      594       615
Amortization.................................     (756)     (284)
Change in unrealized investment gains
   and losses................................       (6)       41
Other........................................       --      (174)
                                              --------  --------
Balance, End of Year......................... $  4,301  $  4,469
                                              ========  ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2016 and 2015, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2016

                                               LEVEL 1 LEVEL 2 LEVEL 3  TOTAL
                                               ------- ------- ------- -------
                                                        (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate...........................    $ -- $12,984  $   28 $13,012
   Private Corporate..........................      --   6,223     817   7,040
   U.S. Treasury, government and agency.......      --  10,336      --  10,336
   States and political subdivisions..........      --     451      42     493
   Foreign governments........................      --     390      --     390
   Commercial mortgage-backed.................      --      22     349     371
   Residential mortgage-backed/(1)/...........      --     314      --     314
   Asset-backed/(2)/..........................      --      36      24      60
   Redeemable preferred stock.................     218     335       1     554
                                                  ---- -------  ------ -------
     Subtotal.................................     218  31,091   1,261  32,570
                                                  ---- -------  ------ -------
  Other equity investments....................       3      --       5       8
  Trading securities..........................     478   8,656      --   9,134

                                                LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                               ---------- ---------  --------- ----------
                                                              (IN MILLIONS)
  Other invested assets:
   Short-term investments..................... $       -- $     574  $      -- $      574
   Assets of consolidated VIEs................        342       205          6        553
   Swaps......................................         --      (925)        --       (925)
   Credit Default Swaps.......................         --         5         --          5
   Futures....................................         --        --         --         --
   Options....................................         --       960         --        960
   Floors.....................................         --        11         --         11
                                               ---------- ---------  --------- ----------
     Subtotal.................................        342       830          6      1,178
                                               ---------- ---------  --------- ----------
Cash equivalents..............................      1,529        --         --      1,529
Segregated securities.........................         --       946         --        946
GMIB reinsurance contracts asset..............         --        --     10,309     10,309
Separate Accounts' assets.....................    108,085     2,818        313    111,216
                                               ---------- ---------  --------- ----------
   Total Assets............................... $  110,655 $  44,341  $  11,894 $  166,890
                                               ========== =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       -- $      --  $     164 $      164
SCS, SIO, MSO and IUL indexed
   features' liability........................         --       887         --        887
Liabilities of consolidated VIEs..............        248         2         --        250
Contingent payment arrangements...............         --        --         18         18
                                               ---------- ---------  --------- ----------
   Total Liabilities.......................... $      248 $     889  $     182 $    1,319
                                               ========== =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2015

                                                 Level 1    Level 2   Level 3    Total
                                               ----------  ---------  -------- ---------
                                                             (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       --  $  13,345  $     31 $  13,376
   Private Corporate..........................         --      6,537       389     6,926
   U.S. Treasury, government and agency.......         --      8,775        --     8,775
   States and political subdivisions..........         --        459        45       504
   Foreign governments........................         --        414         1       415
   Commercial mortgage-backed.................         --         30       503       533
   Residential mortgage-backed/(1)/...........         --        640        --       640
   Asset-backed/(2)/..........................         --         37        40        77
   Redeemable preferred stock.................        258        389        --       647
                                               ----------  ---------  -------- ---------
     Subtotal.................................        258     30,626     1,009    31,893
                                               ----------  ---------  -------- ---------
  Other equity investments....................         97         --        49       146
  Trading securities..........................        654      6,151        --     6,805
  Other invested assets:
   Short-term investments.....................         --        369        --       369
   Swaps......................................         --        230        --       230
   Credit Default Swaps.......................         --        (22)       --       (22)
   Futures....................................         (1)        --        --        (1)
   Options....................................         --        390        --       390
   Floors.....................................         --         61        --        61
   Currency Contracts.........................         --          1        --         1
                                               ----------  ---------  -------- ---------
     Subtotal.................................         (1)     1,029        --     1,028
                                               ----------  ---------  -------- ---------

                                               Level 1    Level 2   Level 3    Total
                                              ---------- --------- --------- ----------
                                                            (In Millions)
Cash equivalents............................. $    2,150 $      -- $      -- $    2,150
Segregated securities........................         --       565        --        565
GMIB reinsurance contracts asset.............         --        --    10,570     10,570
Separate Accounts' assets....................    104,058     2,964       313    107,335
                                              ---------- --------- --------- ----------
   Total Assets.............................. $  107,216 $  41,335 $  11,941 $  160,492
                                              ========== ========= ========= ==========
LIABILITIES
GWBL and other features' liability........... $       -- $      -- $     184 $      184
SCS, SIO, MSO and IUL indexed
   features' liability.......................         --       310        --        310
Contingent payment arrangements..............         --        --        31         31
                                              ---------- --------- --------- ----------
   Total Liabilities......................... $       -- $     310 $     215 $      525
                                              ========== ========= ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2016 and 2015, respectively, the fair value of public fixed maturities is approximately $24,918 million and $24,216 million or approximately 16.0% and 16.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2016 and 2015, respectively, the fair value of private fixed maturities is approximately $7,652 million and $7,677 million or approximately 4.9% and 5.1% of the Company's total assets measured at fair value on a recurring basis. The fair values of some of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2016 and 2015, respectively, the net fair value of freestanding derivative positions is approximately $51 million and $659 million or approximately 8.2% and 64.1% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2016 and 2015, respectively, investments classified as Level 1 comprise approximately 71.1% and 71.8% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2016 and 2015, respectively, investments classified as Level 2 comprise approximately 27.9% and 27.3% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2016 and 2015, respectively, approximately $340 million and $673 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2016 and 2015, respectively, investments classified as Level 3 comprise approximately 1.0% and 0.9% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2016 and 2015, respectively, were approximately $111 million and $119 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $373 million and $543 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2016 and 2015, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $139 million and $123 million at December 31, 2016 and 2015, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to reflect a level of general swap market counterparty risk; therefore, no adjustment was made for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2016. Equity and fixed income volatilities were modeled to reflect the current market volatility.

   In second quarter 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and GMAB liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   As of December 31, 2016, five of the Company's consolidated VIEs that are open-end Luxembourg funds hold $6 million of investments that are classified as Level 3. They primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2016, AFS fixed maturities with fair values of $62 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $25 million were transferred from Level 2 into the Level 3 classification. During the third quarter of 2016, one of AB's private securities went public and, due to a trading restriction period, $56 million was transferred from a Level 3 to a Level 2 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2016.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2016, 2015 and 2014 respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                              STATE AND              COMMERCIAL  RESIDENTIAL
                                                              POLITICAL     FOREIGN  MORTGAGE-    MORTGAGE-    ASSET-
                                                CORPORATE   SUB-DIVISIONS    GOVTS     BACKED      BACKED      BACKED
                                                ---------  --------------  --------  ----------  -----------  --------
                                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2016....................... $     420  $           45  $      1  $      503  $        --  $     40
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............        --              --        --          --           --        --
     Investment gains (losses), net............         1              --        --         (67)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
  Subtotal.....................................         1              --        --         (67)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
Other comprehensive income (loss)..............         7              (2)       --          14           --         1
Purchases......................................       572              --        --          --           --        --
Sales..........................................      (142)             (1)       --         (87)          --        (8)
Transfers into Level 3/(1)/....................        25              --        --          --           --        --
Transfers out of Level 3/(1)/..................       (38)             --        (1)        (14)          --        (9)
                                                ---------  --------------  --------  ----------  -----------  --------
BALANCE, DECEMBER 31, 2016..................... $     845  $           42  $     --  $      349  $        --  $     24
                                                =========  ==============  ========  ==========  ===========  ========

BALANCE, JANUARY 1, 2015....................... $     380  $           47  $     --  $      715  $         2  $     53
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         3              --        --           1           --        --
     Investment gains (losses), net............         2              --        --         (38)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
  Subtotal.....................................         5              --        --         (37)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
Other comprehensive income (loss)..............       (25)             (1)       --          64           --        (4)
Purchases......................................        60              --         1          --           --        --
Sales..........................................       (38)             (1)       --        (175)          (2)       (9)
Transfers into Level 3/(1)/....................        99              --        --          --           --        --
Transfers out of Level 3/(1)/..................       (61)             --        --         (64)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
BALANCE, DECEMBER 31, 2015..................... $     420  $           45  $      1  $      503  $        --  $     40
                                                =========  ==============  ========  ==========  ===========  ========

                              Level 3 Instruments
                            Fair Value Measurements

                                               State and             Commercial  Residential
                                               Political    Foreign  Mortgage-    Mortgage-    Asset-
                                 Corporate   Sub-divisions   Govts     backed      backed      backed
                                 ---------  --------------  -------- ----------  -----------  -------
                                                             (In Millions)

BALANCE, JANUARY 1, 2014........ $     291  $           46  $     -- $      700  $         4  $    83
Total gains (losses),
  realized and unrealized,
  included in:
   Earnings (loss) as:
     Net investment
       income (loss)............         2              --        --          2           --       --
     Investment gains
       (losses), net............         3              --        --        (89)          --       --
                                 ---------  --------------  -------- ----------  -----------  -------
  Subtotal......................         5              --        --        (87)          --       --
                                 ---------  --------------  -------- ----------  -----------  -------
Other comprehensive
  income (loss).................         6               2        --        135           --        7
Purchases.......................       162              --        --         --           --       --
Sales...........................       (30)             (1)       --        (20)          (2)     (37)
Transfers into Level 3/(1)/.....        15              --        --         --           --       --
Transfers out of Level 3/(1)/...       (69)             --        --        (13)          --       --
                                 ---------  --------------  -------- ----------  -----------  -------
BALANCE, DECEMBER 31, 2014...... $     380  $           47  $     -- $      715  $         2  $    53
                                 =========  ==============  ======== ==========  ===========  =======

                                                                                                        GWBL
                                                REDEEMABLE        OTHER          GMIB      SEPARATE   AND OTHER   CONTINGENT
                                                PREFERRED        EQUITY       REINSURANCE  ACCOUNTS   FEATURES      PAYMENT
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS    LIABILITY   ARRANGEMENT
                                                ----------- ----------------  -----------  --------  ----------  ------------
                                                                                (IN MILLIONS)
BALANCE, JANUARY 1, 2016....................... $        -- $             49  $    10,570  $    313  $      184  $         31
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............          --               --           --        --          --            --
     Investment gains (losses), net............          --               --           --        19          --            --
     Increase (decrease) in the fair value
       of reinsurance contracts................          --               --         (419)       --          --            --
     Policyholders' benefits...................          --               --           --        --        (245)           --
                                                ----------- ----------------  -----------  --------  ----------  ------------
  Subtotal.....................................          --               --         (419)       19        (245)           --
                                                ----------- ----------------  -----------  --------  ----------  ------------
Other comprehensive income (loss)..............          --               (2)          --        --          --            --
Purchases/(3)/.................................           1               --          223        10         225            11
Sales/(4)/.....................................          --               --          (65)       --          --            --
Settlements/(5)/...............................          --               --           --        (7)         --           (24)
Activities related to VIEs.....................          --               20           --        --          --            --
Transfers into Level 3/(1)/....................          --               --           --         1          --            --
Transfers out of Level 3/(1)/..................          --              (56)          --       (23)         --            --
                                                ----------- ----------------  -----------  --------  ----------  ------------
BALANCE, DECEMBER 31, 2016..................... $         1 $             11  $    10,309  $    313  $      164  $         18
                                                =========== ================  ===========  ========  ==========  ============

                                                                                                      GWBL
                                                REDEEMABLE       OTHER          GMIB      SEPARATE  AND OTHER  CONTINGENT
                                                PREFERRED       EQUITY       REINSURANCE  ACCOUNTS  FEATURES     PAYMENT
                                                  STOCK     INVESTMENTS/(2)/    ASSET      ASSETS   LIABILITY  ARRANGEMENT
                                                ----------  ---------------  -----------  --------  ---------  -----------
                                                                               (IN MILLIONS)

BALANCE, JANUARY 1, 2015.......................  $      --      $        61   $   10,711  $    260   $    128  $        42
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         --               --           --        --         --           --
     Investment gains (losses), net............         --                5           --        36         --           --
     Increase (decrease) in the fair value
       of reinsurance contracts................         --               --         (327)       --         --           --
     Policyholders' benefits...................         --               --           --        --       (130)          --
                                                 ---------      -----------   ----------  --------   --------  -----------
  Subtotal.....................................         --                5         (327)       36       (130)          --
                                                 ---------      -----------   ----------  --------   --------  -----------
Other comprehensive income(loss)...............         --                2           --        --         --
Purchases/(3)/.................................         --                1          228        26        186           --
Sales/(4)/.....................................         --              (20)         (42)       (2)        --          (11)
Settlements/(5)/...............................         --               --           --        (5)        --           --
Transfers into Level 3/(1)/....................         --               --           --        --         --           --
Transfers out of Level 3/(1)/..................         --               --           --        (2)        --           --
                                                 ---------      -----------   ----------  --------   --------  -----------
BALANCE, DECEMBER 31, 2015.....................  $      --      $        49   $   10,570  $    313   $    184  $        31
                                                 =========      ===========   ==========  ========   ========  ===========

                                                                                                      GWBL
                                                Redeemable       Other          GMIB      Separate  and Other  Contingent
                                                Preferred       Equity       Reinsurance  Accounts  Features     Payment
                                                  Stock     Investments/(2)/    Asset      Assets   Liability  Arrangement
                                                ----------  ---------------  -----------  --------  ---------  -----------
                                                                               (In Millions)

BALANCE, JANUARY 1, 2014.......................  $      15      $        52   $    6,747  $    237   $     --  $        38
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         --                3           --        --         --           --
     Investment gains (losses), net............         --                1           --        15         --           --
     Increase (decrease) in the fair value
       of reinsurance contracts................         --               --        3,774        --         --           --
     Policyholders' benefits...................         --               --           --        --         (8)          --
                                                 ---------      -----------   ----------  --------   --------  -----------
  Subtotal.....................................         --                4        3,774        15         (8)          --
                                                 ---------      -----------   ----------  --------   --------  -----------
Other comprehensive income (loss)..............         --               --           --        --         --
Purchases/(3)/.................................         --                8          225        16        136            9
Sales/(4)/.....................................        (15)              (1)         (35)       (3)        --           (5)
Settlements/(5)/...............................         --               --           --        (5)        --           --
Transfers into Level 3/(1)/....................         --               --           --        --         --           --
Transfers out of Level 3/(1)/..................         --               (2)          --        --         --           --
                                                 ---------      -----------   ----------  --------   --------  -----------
BALANCE, DECEMBER 31, 2014.....................  $      --      $        61   $   10,711  $    260   $    128  $        42
                                                 =========      ===========   ==========  ========   ========  ===========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/Includes Level 3 amounts for Trading securities and consolidated VIE investments.
  /(3)/For the GMIB reinsurance contract asset and GWBL and other features reserves, represents premiums.
  /(4)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GWBL and other features reserves represents benefits paid.
  /(5)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2016 and 2015 by category for Level 3 assets and liabilities still held at December 31, 2016 and 2015, respectively:

                                                            EARNINGS (LOSS)
                                                ---------------------------------------
                                                                          INCREASE
                                                   NET     INVESTMENT (DECREASE) IN THE
                                                INVESTMENT   GAINS      FAIR VALUE OF    POLICY-
                                                  INCOME   (LOSSES),     REINSURANCE     HOLDERS'
                                                  (LOSS)      NET         CONTRACTS      BENEFITS     OCI
                                                ---------- ---------- -----------------  --------  ---------
                                                                        (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2016
STILL HELD AT DECEMBER 31, 2016
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $       -- $              --  $     --  $      11
     State and political subdivisions..........         --         --                --        --         (1)
     Commercial mortgage-backed................         --         --                --        --          9
     Asset-backed..............................         --         --                --        --          1
     Other fixed maturities,
       available-for-sale......................         --         --                --        --         --
                                                ---------- ---------- -----------------  --------  ---------
       Subtotal................................ $       -- $       -- $              --  $     --  $      20
                                                ---------- ---------- -----------------  --------  ---------
   GMIB reinsurance contracts..................         --         --              (261)       --         --
   Separate Accounts' assets/(1)/..............         --         20                --        --         --
   GWBL and other features' liability..........         --         --                --       (20)        --
                                                ---------- ---------- -----------------  --------  ---------
       Total................................... $       -- $       20 $            (261) $    (20) $      20
                                                ========== ========== =================  ========  =========

Level 3 Instruments
Full Year 2015
Still Held at December 31, 2015
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $       -- $              --  $     --  $     (25)
     State and political subdivisions..........         --         --                --        --         (2)
     Commercial mortgage-backed................         --         --                --        --         61
     Asset-backed..............................         --         --                --        --         (4)
     Other fixed maturities,
       available-for-sale......................         --         --                --        --         --
                                                ---------- ---------- -----------------  --------  ---------
       Subtotal................................ $       -- $       -- $              --  $     --  $      30
                                                ---------- ---------- -----------------  --------  ---------
   GMIB reinsurance contracts..................         --         --              (141)       --         --
   Separate Accounts' assets/(1)/..............         --         36                --        --         --
   GWBL and other features' liability..........         --         --                --       184         --
                                                ---------- ---------- -----------------  --------  ---------
       Total................................... $       -- $       36 $            (141) $    184  $      30
                                                ========== ========== =================  ========  =========

  /(1)/There is an investment expense that offsets this investment gain (loss)

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2016 and 2015, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2016

                                          FAIR         VALUATION              SIGNIFICANT
                                          VALUE        TECHNIQUE           UNOBSERVABLE INPUT          RANGE
                                         ------- ---------------------- ------------------------- -----------------
                                                                       (IN MILLIONS)
ASSETS:
Investments:
Fixed maturities, available-for-sale:
   Corporate............................ $    55 Matrix pricing model             Spread over the
                                                                                industry-specific
                                                                            benchmark yield curve 0 BPS - 565 BPS

                                             636 Market comparable               EBITDA multiples   4.3X - 25.6X
                                                   companies                        Discount rate   7.0% - 17.8%
                                                                              Cash flow Multiples  14.0X - 16.5X
-------------------------------------------------------------------------------------------------------------------

   Asset-backed.........................       2 Matrix pricing model            Spread over U.S.
                                                                                   Treasury curve 25 BPS - 687 BPS
-------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets...............     295 Third party appraisal        Capitalization rate       4.8%
                                                                         Exit capitalization rate       5.7%
                                                                                    Discount rate       6.6%

                                               3 Discounted cash flow            Spread over U.S.
                                                                                   Treasury curve 273 BPS - 512 BPS
                                                                                  Discount factor   1.1% - 7.0%
-------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract asset.........  10,309 Discounted cash flow                 Lapse Rates    1.5% - 5.7%
                                                                                 Withdrawal rates   0.0% - 8.0%
                                                                           GMIB Utilization Rates   0.0% - 16.0%
                                                                             Non-performance risk  5 BPS - 17 BPS
                                                                        Volatility rates - Equity  11.0% - 38.0%
-------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GWBL and other features liability.......     164 Discounted cash flow                 Lapse Rates   1.0% - 11.0%
                                                                                 Withdrawal rates   0.0% - 8.0%
                                                                        Volatility rates - Equity  11.0% - 38.0%
-------------------------------------------------------------------------------------------------------------------

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2015

                                          Fair         Valuation                  Significant
                                          Value        Technique               Unobservable Input               Range
                                         ------- ---------------------- --------------------------------- ------------------
                                                                        (In Millions)
ASSETS:
Investments:
Fixed maturities, available-for-sale:
   Corporate............................ $    61 Matrix pricing model
                                                                        Spread over the industry-specific
                                                                                    benchmark yield curve 50 bps - 565 bps

                                             154 Market comparable                                 EBITDA   7.8x - 19.1x
                                                   companies                      multiples Discount rate   7.0% - 12.6%
                                                                                      Cash flow Multiples   14.0x - 16.5x
----------------------------------------------------------------------------------------------------------------------------

   Asset-backed.........................       3 Matrix pricing model                    Spread over U.S.
                                                                                           Treasury curve 30 bps - 687 bps
----------------------------------------------------------------------------------------------------------------------------

Other equity investments................      10 Market comparable                                Revenue
                                                   companies                          multiple Marketable    2.5x - 4.8x
                                                                                                 Discount       30.0%
----------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets...............     271 Third party appraisal                Capitalization rate       4.9%
                                                                                 Exit capitalization rate       5.9%
                                                                                            Discount rate       6.7%

                                               7 Discounted cash flow                    Spread over U.S.
                                                                                           Treasury curve
                                                                                   Gross domestic product 280 bps - 411 bps
                                                                                                     rate   0.0% - 1.09%
                                                                                          Discount factor    2.3% - 5.9%
----------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract asset.........  10,570 Discounted cash flow                         Lapse Rates    0.6% - 5.7%
                                                                                         Withdrawal rates   0.2% - 8.0%
                                                                                   GMIB Utilization Rates    0.0% - 15%
                                                                                     Non-performance risk  5 bps - 18 bps
                                                                                Volatility rates - Equity     9% - 35%
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GWBL and other features liability.......     120 Discounted cash flow                         Lapse Rates    1.0% - 5.7%
                                                                                         Withdrawal rates   0.0% - 7.0%
                                                                                Volatility rates - Equity     9% - 35%
----------------------------------------------------------------------------------------------------------------------------

   Excluded from the tables above at December 31, 2016 and 2015, respectively, are approximately $594 million and $865 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 37.5% and 63.1% of total assets classified as Level 3 and represent only 0.4% and 0.6% of total assets measured at fair value on a recurring basis at December 31, 2016 and 2015 respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2016 and 2015, respectively, are approximately $691 million and $215 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 81.8% and 51.2% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2016 and 2015, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2016 and 2015, are approximately 8.3% and 7.5%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts' assets classified as Level 3 in the table at December 31, 2016 and 2015, primarily consist of a private real estate fund with a fair value of approximately $295 million and $271 million, a private equity investment with a fair value of approximately $1 million and $2 million and mortgage loans with fair value of approximately $2 million and $5 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $12 million and $3 million at December 31, 2016 and $28 million and $7 million at December 31, 2015, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $18 million and $31 million as of December 31, 2016 and 2015, respectively) are currently valued using projected AUM growth rates with a weighted average of 18.0% and 46.0%, revenue growth rates (with a range of 4.0% to 31.0%) and 43.0%, and a discount rate (with a range of 1.4% to 6.4%) and 3.0% as of December 31, 2016 and December 31, 2015, respectively.

   The carrying values and fair values at December 31, 2016 and 2015 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                               FAIR VALUE
                                                             ----------------------------------------------
                                                             CARRYING
                                                              VALUE   LEVEL 1  LEVEL 2   LEVEL 3    TOTAL
                                                             -------- -------- -------- --------- ---------
                                                                             (IN MILLIONS)
December 31, 2016:
Mortgage loans on real estate............................... $  9,757 $     -- $     -- $   9,608 $   9,608
Loans to affiliates.........................................      703       --      775        --       775
Policyholders liabilities: Investment contracts.............    2,226       --       --     2,337     2,337
Funding Agreements..........................................    2,255       --    2,202        --     2,202
Policy loans................................................    3,361       --       --     4,257     4,257
Short-term debt.............................................      513       --      513        --       513
Separate Account Liabilities................................    6,194       --       --     6,194     6,194

December 31, 2015:
Mortgage loans on real estate............................... $  7,171 $     -- $     -- $   7,257 $   7,257
Loans to affiliates.........................................    1,087       --      795       390     1,185
Policyholders liabilities: Investment contracts.............    7,325       --       --     7,430     7,430
Funding Agreements..........................................      500       --      500        --       500
Policy loans................................................    3,393       --       --     4,343     4,343
Short-term debt.............................................      584       --      584        --       584
Separate Account Liabilities................................    5,124       --       --     5,124     5,124

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   Fair values for FHLBNY funding agreements are determined from a matrix pricing model and are internally assessed for reasonableness. The matrix pricing model for FHLBNY funding agreements utilizes an independently sourced Treasury curve which is separately sourced from the Barclays' suite of curves.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the Balance Sheet in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2014................... $  1,626  $  4,203  $  5,829
  Paid guarantee benefits....................     (231)     (220)     (451)
  Other changes in reserve...................      334     1,661     1,995
                                              --------  --------  --------
Balance at December 31, 2014.................    1,729     5,644     7,373
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,570      (258)    1,312
                                              --------  --------  --------
Balance at December 31, 2015.................    2,986     5,297     8,283
  Paid guarantee benefits....................     (357)     (280)     (637)
  Other changes in reserve...................      583       560     1,143
                                              --------  --------  --------
Balance at December 31, 2016................. $  3,212  $  5,577  $  8,789
                                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)
Balance at January 1, 2014................... $         791
  Paid guarantee benefits....................          (114)
  Other changes in reserve...................           155
                                              -------------
Balance at December 31, 2014.................           832
  Paid guarantee benefits....................          (148)
  Other changes in reserve...................           746
                                              -------------
Balance at December 31, 2015.................         1,430
  Paid guarantee benefits....................          (174)
  Other changes in reserve...................           302
                                              -------------
Balance at December 31, 2016................. $       1,558
                                              =============

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2016 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                              RETURN OF
                                                               PREMIUM    RATCHET  ROLL-UP    COMBO      TOTAL
                                                              ---------  --------  -------  ---------  --------
                                                                            (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account........................................... $  13,642  $    121   $   72  $     220  $ 14,055
   Separate Accounts......................................... $  40,736  $  8,905   $3,392  $  33,857  $ 86,890
  Net amount at risk, gross.................................. $     237  $    154   $2,285  $  16,620  $ 19,296
  Net amount at risk, net of amounts reinsured............... $     237  $    108   $1,556  $   7,152  $  9,053
  Average attained age of contractholders....................      51.2      65.8     72.3       67.1      55.1
  Percentage of contractholders over age 70..................       9.2%     37.1%    60.4%      40.6%     17.1%
  Range of contractually specified interest rates............       N/A       N/A    3%-6%    3%-6.5%   3%-6.5%

                                                    RETURN OF
                                                     PREMIUM  RATCHET  ROLL-UP    COMBO     TOTAL
                                                    --------- ------- ---------- -------- ---------
                                                                 (DOLLARS IN MILLIONS)
GMIB:
-----
  Account values invested in:
   General Account.................................       N/A     N/A $       33 $    321 $     354
   Separate Accounts...............................       N/A     N/A $   18,170 $ 39,678 $  57,848
  Net amount at risk, gross........................       N/A     N/A $    1,084 $  6,664 $   7,748
  Net amount at risk, net of amounts reinsured.....       N/A     N/A $      334 $  1,675 $   2,009
  Weighted average years remaining
   until annuitization.............................       N/A     N/A        1.6      1.3       1.3
  Range of contractually specified interest rates..       N/A     N/A      3%-6%  3%-6.5%   3%-6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance" in Note 9.

   The liability for SCS, SIO, MSO and IUL indexed features and the GIB and GWBL and other features, not included above, was $1,051 million and $494 million at December 31, 2016 and 2015, respectively, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

      . VARIABLE ANNUITY INFORCE MANAGEMENT. The Company continues to proactively manage its variable annuity in-force business. Since 2012, the Company has initiated several programs to purchase from certain contractholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. In March 2016, a program to give contractholders an option to elect a full buyout of their rider or a new partial (50%) buyout of their rider expired. The Company believes that buyout programs are mutually beneficial to both the Company and contractholders who no longer need or want all or part of the GMDB or GMIB rider. To reflect the actual payments and reinsurance credit received from the buyout program that expired in March 2016 the Company recognized a $4 million increase to Net earnings in 2016. For additional information, see "Accounting for VA Guarantee Features" in
          Note 2.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                 DECEMBER 31,
                                              -------------------
                                                2016      2015
                                              --------- ---------
                                                 (IN MILLIONS)
GMDB:
-----
Equity....................................... $  69,625 $  66,230
Fixed income.................................     2,483     2,686
Balanced.....................................    14,434    15,350
Other........................................       348       374
                                              --------- ---------
Total........................................ $  86,890 $  84,640
                                              ========= =========

GMIB:
-----
Equity....................................... $  45,931 $  43,874
Fixed income.................................     1,671     1,819
Balanced.....................................    10,097    10,696
Other........................................       149       170
                                              --------- ---------
Total........................................ $  57,848 $  56,559
                                              ========= =========

    C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2016, the total account value and net amount at risk of the hedged variable annuity contracts were $51,961 million and $7,954 million, respectively, with the GMDB feature and $38,559 million and $3,285 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies -- No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets.

                                               DIRECT   REINSURANCE
                                              LIABILITY    CEDED       NET
                                              --------- -----------  --------
                                                       (IN MILLIONS)
Balance at January 1, 2014................... $     829 $      (441) $    388
  Other changes in reserves..................       135        (114)       21
                                              --------- -----------  --------
Balance at December 31, 2014.................       964        (555)      409
  Other changes in reserves..................       120          16       136
                                              --------- -----------  --------
Balance at December 31, 2015.................     1,084        (539)      545
  Other changes in reserves..................       118         (84)       34
                                              --------- -----------  --------
Balance at December 31, 2016................. $   1,202 $      (623) $    579
                                              ========= ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains up to $25 million on each single-life policy and $30 million on each second-to-die policy, with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2016, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 3.8% and 49.3%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 18.0% and 56.0%, respectively, of its current liability exposure resulting from the GMIB feature. For additional information, see
   Note 8.

   Based on management's estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2016 and 2015 were $10,309 million and $10,570 million, respectively. The increases (decreases) in fair value were $(261) million, $(141) million and $3,964 million for 2016, 2015 and 2014, respectively.

   At December 31, 2016 and 2015, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,458 million and $2,458 million, of which $2,381 million and $2,005 million related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Chubb Tempest Reinsurance Ltd. (AA rating) and Connecticut General Life Insurance Company (AA- rating). At December 31, 2016 and 2015, affiliated reinsurance recoverables related to insurance contracts amounted to $2,177 million and $2,009 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   Reinsurance payables related to insurance contracts were $125 million and $131 million, at December 31, 2016 and 2015, respectively.

   The Company cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $82 million and $92 million at December 31, 2016 and 2015, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Company has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, AXA Equitable currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2016 and 2015 were $734 million and $744 million, respectively.

   For affiliated reinsurance agreements see "Related Party Transactions" in
   Note 11.

   The following table summarizes the effect of reinsurance:

                                               2016    2015    2014
                                              ------  ------  ------
                                                   (IN MILLIONS)

Direct premiums.............................. $  850  $  820  $  844
Reinsurance assumed..........................    206     207     211
Reinsurance ceded............................   (176)   (173)   (181)
                                              ------  ------  ------
Premiums..................................... $  880  $  854  $  874
                                              ======  ======  ======
Universal Life and Investment-type Product
  Policy Fee Income Ceded.................... $  640  $  645  $  630
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  942  $  527  $  726
                                              ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities for individual DI and major medical policies were $1,918 million and $1,789 million before ceded reserves of $1,849 million and $1,709 million at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, respectively, $1,676 million and $1,652 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                              2016  2015  2014
                                              ----- ----- -----
                                                (IN MILLIONS)

Incurred benefits related to current year.... $   7 $  11 $  14
Incurred benefits related to prior years.....    15    22    16
                                              ----- ----- -----
Total Incurred Benefits...................... $  22 $  33 $  30
                                              ===== ===== =====
Benefits paid related to current year........ $  17 $  18 $  20
Benefits paid related to prior years.........    15    13    11
                                              ----- ----- -----
Total Benefits Paid.......................... $  32 $  31 $  31
                                              ===== ===== =====

10)SHORT-TERM DEBT

   As of December 31, 2016 and 2015, the Company had $513 million and
   $584 million, respectively, in commercial paper outstanding with weighted average interest rates of approximately 0.9% and 0.5%, respectively, all of which is related to AB.

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The AB Credit Facility is available for AB and SCB LLC's business purposes, including the support of AB's $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2016, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   On October 22, 2014, as part of an amendment and restatement, the maturity date of the AB Credit Facility was extended from January 17, 2017 to October 22, 2019. There were no other significant changes included in the amendment.

   On December 1, 2016, AB entered into a $200 million, unsecured 364-day senior revolving credit facility (the "AB Revolver") with a leading international bank and the other lending institutions that may be party thereto. The AB Revolver is available for AB's and SCB LLC's business purposes, including the provision of additional liquidity to meet funding requirements primarily related to SCB LLC's operations. Both AB and SCB LLC can draw directly under the AB Revolver and management expects to draw on the AB Revolver from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Revolver. The AB Revolver contains affirmative, negative and financial covenants which are identical to those of the AB Credit Facility. As of December 31, 2016, AB had no amounts outstanding under the AB Revolver.

   As of December 31, 2016 and 2015, AB and SCB LLC had no amounts outstanding under the AB Credit Facility. During 2016 and 2015, AB and SCB LLC did not draw upon the AB Credit Facility.

   In addition, SCB LLC has four uncommitted lines of credit with three financial institutions. Three of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $225 million, with AB named as an additional borrower, while one line has no stated limit. As of December 31, 2016 and 2015, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   LOANS TO AFFILIATES. In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new
   $382 million, seven year term loan with an interest rate of 4.0% was issued. In January 2016, the property was sold and a portion of the proceeds was used to repay the $382 million term loan outstanding and a $65 million prepayment penalty.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXARE Arizona Company's ("AXA Arizona") $50 million note receivable from AXA for $54 million. AXA Arizona is a wholly-owned subsidiary of AXA Financial. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   LOANS FROM AFFILIATES. In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% which was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   EXPENSE REIMBURSEMENTS AND COST SHARING AGREEMENTS. The Company provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with AXA Financial, certain AXA Financial subsidiaries and affiliates to conduct their business. In addition, the Company, along with other AXA affiliates, participates in certain intercompany cost sharing and service agreements including technology and professional development arrangements. The associated costs related to the service and cost sharing agreements are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company.

   AFFILIATED DISTRIBUTION EXPENSE. AXA Equitable pays commissions and fees to AXA Distribution Holding and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   AFFILIATED DISTRIBUTION REVENUE. AXA Distributors, a subsidiary of AXA Equitable, receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   AFFILIATED INVESTMENT ADVISORY AND ADMINISTRATIVE FEES. FMG, a subsidiary of AXA Equitable, provides investments advisory and administrative services to EQAT, VIP Trust, 1290 Funds and other AXA affiliated trusts. Investment advisory and administrative fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   AFFILIATED INVESTMENT ADVISORY AND ADMINISTRATIVE EXPENSES. AXA Investment Managers ("AXA IM"), AXA Real Estate Investment Managers ("AXA REIM") and AXA Rosenberg provide sub-advisory services to the Company's retail mutual funds and certain investments of the Company's General Account. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   The table below summarizes the expenses reimbursed to/from the Company and Commission and fees received/paid by the Company for 2016, 2015 and 2014:

                                                               2016     2015     2014
                                                             -------- -------- --------
                                                                   (IN MILLIONS)

EXPENSES PAID OR ACCRUED FOR BY THE COMPANY:
Paid or accrued expenses for services provided by AXA, AXA
  Financial and Affiliates.................................. $    188 $    164 $    173
Paid or accrued commission and fee expenses for sale of
  insurance products by AXA Distribution....................      587      603      616
Paid or accrued expenses for investment management services
  provided by AXA IM, AXA REIM and AXA Rosenberg............        2        1        1
                                                             -------- -------- --------
Total affiliated expenses paid or accrued for...............      777      768      790
                                                             ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR BY THE COMPANY:
Amounts received or accrued for cost sharing services
  provided to AXA, AXA Financial and affiliates.............      531      491      482
Amounts received or accrued for commissions and fees earned
  for sale of MONY America's insurance products.............       11       13        2
Amounts received or accrued for investment management and
  administrative services provided to EQAT, VIP Trust, 1290
  Funds and Other AXA Trusts................................      674      707      711
                                                             -------- -------- --------
Total affiliated revenue received or accrued for............ $  1,216 $  1,211 $  1,195
                                                             ======== ======== ========

   INSURANCE RELATED TRANSACTIONS. The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona.

   The Company currently reinsures to AXA Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2016 and 2015, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,574 million and $8,741 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and universal life and policy fee income in 2016, 2015 and 2014 related to the UL and no lapse guarantee riders totaled approximately
   $447 million, $453 million and $453 million, respectively. Ceded claims paid in 2016, 2015 and 2014 were $65 million, $54 million and $83 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,376 million at December 31, 2016) and/or letters of credit ($3,660 million at December 31, 2016). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2016, 2015 and 2014 totaled approximately $20 million, $21 million and $22 million, respectively. Claims and expenses paid in 2016, 2015 and 2014 were $6 million, $5 million and $10 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. Premiums and expenses associated with the reinsurance agreement were $4 million in both 2016 and 2015.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AB. These revenues are described below:

                                               2016     2015     2014
                                              ------- -------- --------
                                                    (IN MILLIONS)

Investment advisory and services fees........ $   999 $  1,056 $  1,062
Distribution revenues........................     372      415      433
Other revenues -- shareholder servicing fees.      76       85       91
Other revenues -- other......................       6        5        6

   OTHER TRANSACTIONS. Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see "Employee Benefit Plans" in Note 12.

   In 2016, AXA Equitable sold artwork to AXA Financial and recognized a $20 million gain on the sale. AXA Equitable used the proceeds received from this sale to make a $21 million donation to AXA Foundation, Inc. (the "Foundation"). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable, its subsidiaries and affiliates.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), AXA Equitable owns 70% and Saum Sing owns 30% of Broad Vista. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million, reported in Other equity investments in the consolidated balance sheets.

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $16 million, $18 million and $18 million in 2016, 2015 and 2014, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately
   $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for Federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000. AB's benefits are based on years of credited service and average final base salary.

   AB uses a December 31 measurement date for its pension plans.

   The funding policy of AB for its qualified pension plan is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. AB did not make a contribution to the AB Retirement Plan during 2016. AB currently estimates that it will contribute $4 million to the AB Retirement Plan during 2017. Contribution estimates, which are subject to change, are based on regulatory requirements, future market conditions and assumptions used for actuarial computations of the AB Retirement Plan's obligations and assets. AB Management, at the present time, has not determined the amount, if any, of additional future contributions that may be required.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2016     2015      2014
                                              -------  --------  --------
                                                     (IN MILLIONS)
Service cost................................. $    --  $      8  $      9
Interest cost................................       6        93       107
Expected return on assets....................      (5)     (159)     (155)
Actuarial (gain) loss........................       1         1         1
Net amortization.............................      --       110       111
                                              -------  --------  --------
Net Periodic Pension Expense................. $     2  $     53  $     73
                                              =======  ========  ========

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                                DECEMBER 31,
                                                             -----------------
                                                               2016     2015
                                                             -------  --------
                                                               (IN MILLIONS)

Projected benefit obligation, beginning of year............. $   129  $  2,657
Service cost................................................      --        --
Interest cost...............................................       6        93
Actuarial (gains) losses....................................       2        (6)
Benefits paid...............................................      (5)     (169)
Plan amendments and curtailments............................      --         1
                                                             -------  --------
  Projected Benefit Obligation..............................     132     2,576
Transfer to AXA Financial...................................      --    (2,447)
                                                             -------  --------
Projected Benefit Obligation, End of Year................... $   132  $    129
                                                             =======  ========

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                                                    DECEMBER 31,
                                                                                 ------------------
                                                                                   2016      2015
                                                                                 -------  ---------
                                                                                    (IN MILLIONS)

Pension plan assets at fair value, beginning of year............................ $    86  $   2,473
Actual return on plan assets....................................................       4         24
Contributions...................................................................      --         --
Benefits paid and fees..........................................................      (3)      (175)
                                                                                 -------  ---------
Pension plan assets at fair value, end of year..................................      87      2,322
PBO (immediately preceding the Transfer to AXA Financial in 2015)...............     132      2,576
                                                                                 -------  ---------
  Excess of PBO Over Pension Plan Assets (immediately preceding the Transfer to
   AXA Financial in 2015).......................................................     (45)      (254)
Transfer to AXA Financial....................................................... $    --  $     211
                                                                                 -------  ---------
Excess of PBO Over Pension Plan Assets, end of year............................. $   (45) $     (43)
                                                                                 =======  =========

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $45 million and $43 million at December 31, 2016 and 2015, respectively. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of those assets were $132 million and $87 million, respectively, at December 31, 2016 and $2,576 million and $2,322 million, respectively, at December 31, 2015.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2016 and 2015 that have not yet been recognized by AXA Equitable as components of net periodic pension cost.

                                               DECEMBER 31,
                                              --------------
                                               2016    2015
                                              ------  ------
                                               (IN MILLIONS)
Unrecognized net actuarial gain (loss)....... $  (51) $  (49)
Unrecognized prior service (cost) credit.....     (1)     (1)
                                              ------  ------
  Total...................................... $  (52) $  (50)
                                              ======  ======

   The estimated net actuarial gain (loss) and prior service (cost) credit expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $(1.4) million and $(23,000), respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   At December 31, 2016 and 2015, the total fair value of plan assets for the qualified pension plans was approximately $87 million and $86 million, respectively, all supporting the AB qualified retirement plan.

                                              DECEMBER 31,
                                              ------------
                                               2016   2015
                                              -----  -----
Fixed Maturities.............................  18.0%  24.0%
Equity Securities............................  61.0   56.0
Other........................................  21.0   20.0
                                              -----  -----
  Total...................................... 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1  LEVEL 2 LEVEL 3 TOTAL
                                              -------- ------- ------- ------
                                                       (IN MILLIONS)
DECEMBER 31, 2016:
ASSET CATEGORIES
Common and preferred equity.................. $     21 $    -- $    -- $   21
Mutual funds.................................       47      --      --     47
                                              -------- ------- ------- ------
  Total assets in the fair value hierarchy...       68      --      --     68
Investments measured at net assets value.....       --      --      --     19
                                              -------- ------- ------- ------
   Investments at fair value................. $     68 $    -- $    -- $   87
                                              ======== ======= ======= ======
December 31, 2015:
Asset Categories
Common and preferred equity.................. $     22 $    -- $    -- $   22
Mutual funds.................................       45      --      --     45
                                              -------- ------- ------- ------
  Total assets in the fair value hierarchy...       67      --      --     67
Investments measured at net assets value.....       --      --      --     19
                                              -------- ------- ------- ------
   Investments at fair value................. $     67 $    -- $    -- $   86
                                              ======== ======= ======= ======

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes.

   Discount Rate and Other Assumptions

   In 2015 and 2014 the discount rate assumptions used by AXA Equitable to measure the benefits obligations and related net periodic cost of the AXA Equitable QP reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under the AXA Equitable QP were discounted using a published high-quality bond yield curve for which AXA Equitable replaced its reference to the Citigroup-AA curve with the Citigroup Above-Median-AA curve beginning in 2014, thereby reducing the PBO of AXA Equitable's qualified pension plan and the related charge to equity to adjust the funded status of the plan by $25 million in 2014. At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $4 million in 2015.

   In fourth quarter 2015, the Society of Actuaries (SOA) released MP-2015, an update to the mortality projection scale issued last year by the SOA, indicating that while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested. For the year ended December 31, 2015 valuations of its defined benefits plans, AXA Equitable considered this new data as well as observations made from current practice regarding how best to estimate improved trends in life expectancies. As a result, AXA Equitable concluded to change the mortality projection scale used to measure and report its defined benefit obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and more aligned to current thinking in practice with respect to projections of mortality improvements. Adoption of that change increased the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $83 million. At December 31, 2014, AXA Equitable modified its then-current use of Scale AA by adopting 125% Scale AA and introduced additional refinements to its projection of assumed mortality, including use of a full generational approach, thereby increasing the year-end 2014 valuation of the AXA Equitable QP PBO by approximately
   $54 million.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2016 and 2015. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                              DECEMBER 31,
                                              -----------
                                              2016   2015
                                              -----  -----
Discount rates:
   AXA Equitable QP, immediately preceding
     Transfer to AXA Financial...............   N/A  3.98%
   Other AXA Equitable defined benefit plans. 3.48%  3.66%
   AB Qualified Retirement Plan.............. 4.75%   4.3%
  Periodic cost..............................  3.7%   3.6%

Rates of compensation increase:
  Benefit obligation.........................   N/A  6.00%
  Periodic cost..............................   N/A  6.46%

Expected long-term rates of return on
  pension plan assets (periodic cost)........  6.5%  6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under the AXA Equitable QP were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately
   $6 million and $10 million for 2015 and 2014, respectively.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2017, and in the aggregate for the five years thereafter, all of which are subsequent to the Assumption Transaction. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2016 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2017.........................................    $        4
2018.........................................             6
2019.........................................             6
2020.........................................             5
2021.........................................             6
Years 2022 - 2026............................            38

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2016, 2015 and 2014 for share-based payment arrangements as further described herein are as follows:

                                               2016   2015    2014
                                              ------ ------- ------
                                                  (IN MILLIONS)
Performance Units/Shares..................... $   17 $    18 $   10
Stock Options................................      1       1      1
AXA Shareplan................................     14      16     10
Restricted Units.............................    154     174    171
Other Compensation plans/(1)/................      1       2     --
                                              ------ ------- ------
Total Compensation Expenses.................. $  187 $   211 $  192
                                              ====== ======= ======

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Shares Plan (the "Performance Share Plan"). Prior to 2013 they were granted performance units under the AXA Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted ADR stock options in years prior to 2014.

   Performance Units and Performance Shares

   2016 GRANT. On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to employees of AXA Equitable. The extent to which 2016-2018 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $10 million.

   SETTLEMENT OF 2013 GRANT IN 2016. On March 22, 2016, share distributions totaling approximately $55 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance shares earned under the terms of the 2013 Performance Share Plan.

   2015 GRANT. On June 19, 2015, under the terms of the 2015 Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. The extent to which 2015-2017 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2016 and 2015 the expense associated with the June 19, 2015 grant of performance shares were $4 million and $8 million, respectively.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance units earned under the terms of the AXA Performance Unit Plan 2012.

   2014 GRANT. On March 24, 2014, under the terms of the 2014 Performance Share Plan, AXA awarded approximately 1.5 million unearned performance shares to employees of AXA Equitable. The extent to which 2014-2016 cumulative performance targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The first tranche of the performance shares will vest and be settled on the third anniversary of the award date; the second tranche of these performance shares will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2016, 2015 and 2014 the expense associated with the March 24, 2014 grant of performance shares was approximately $4 million, $4 million, and $9 million respectively.

   SETTLEMENT OF 2011 GRANT IN 2014. On April 3, 2014, cash distributions of approximately $26 million were made to active and former AXA Equitable employees in settlement of 1.0 million performance units earned under the terms of the AXA Performance Unit Plan 2011.

   The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. Approximately 2 million outstanding performance shares are at risk to achievement of 2017 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2015-2017 and 2014-2016 performance targets will determine the number of performance shares earned under those awards, respectively.

   Stock Options

   2016 GRANT. On June 6, 2016, 0.6 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 21.52 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 6, 2016, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 6, 2016 have a ten-year term. The weighted average grant date fair value per option award was estimated at 1.85 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 26.6%, a weighted average expected term of 8.1 years, an expected dividend yield of 6.49% and a risk-free interest rate of 0.33%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016, the Company recognized expenses associated with the June 6, 2015 grant of options of approximately $0.6 million.

   2015 GRANT. On June 19, 2015, approximately 0.4 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 22.90 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at
   1.58 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of 8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016 and 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $0.1 million and $0.3 million, respectively.

   2014 GRANT. On March 24, 2014, 0.4 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 18.68 euros All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on March 24, 2014, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 24, 2014 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.89 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 29.24%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.38% and a risk-free interest rate of 1.54%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016, 2015 and 2014 the Company recognized expenses associated with the March 24, 2014 grant of options of approximately $0.2 million, $0.2 million and $0.3 million, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA, AXA Financial and AB option plans during 2016 follows:

                                                                           Options Outstanding
                                         ---------------------------------------------------------------------------------------
                                                   AXA Ordinary Shares                AXA ADRs/(3)/         AB Holding Units
                                         ----------------------------------      ----------------------- -----------------------
                                                               Weighted                       Weighted                 Weighted
                                           Number              Average             Number     Average      Number      Average
                                         Outstanding           Exercise          Outstanding  Exercise   Outstanding   Exercise
                                         (In 000's)             Price            (In 000's)    Price     (In 000's)     Price
                                         -----------  ---------------------      ----------- ----------- -----------  ----------

Options Outstanding at January 1, 2016..    12,602.1  (Euro)          21.39             41.0 $     27.28     5,398.5  $    47.59
Options granted.........................       594.3  (Euro)          21.52               -- $        --        54.5  $     22.6
Options exercised.......................      (568.2)       (Euro)    14.93               -- $        --      (358.3) $     17.1
Options forfeited, net..................              (Euro)             --               -- $        --          --  $       --
Options expired/reinstated..............    (3,092.0)                  27.8              3.9       26.06        (9.7) $     65.0
                                         -----------                                --------              ----------
Options Outstanding at December 31, 2016     9,536.2  (Euro)          21.02             44.9 $     24.90     5,085.0  $     49.5
                                         ===========  =====================         ======== ===========  ==========  ==========
Aggregate Intrinsic Value/(1)/..........              (Euro)       30,077.2/(2)/             $     252.9                      --
                                                      =====================                  ===========              ==========
Weighted Average Remaining Contractual
  Term (in years).......................         3.1                                    1.89                    2.00
                                         ===========                                ========              ==========
Options Exercisable at December 31, 2016     7,169.4  (Euro)          20.43             44.8 $     24.90     4,700.9  $     47.6
                                         ===========  =====================         ======== ===========  ==========  ==========
Aggregate Intrinsic Value/(1)/..........              (Euro)       26,793.5                  $     252.9                      --
                                                      =====================                  ===========              ==========
Weighted Average Remaining Contractual
  Term (in years).......................        3.74                                    1.89                    2.00
                                         ===========                                ========              ==========

  /(1)/Aggregate intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2016 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   No stock options were exercised in 2016. The intrinsic value related to exercises of stock options during 2015 and 2014 were approximately
   $0.2 million and $3 million respectively, resulting in amounts currently deductible for tax purposes of approximately $0.1 million, and $1 million, respectively, for the periods then ended. In 2015 and 2014, windfall tax benefits of approximately $0.1 million and $1 million, respectively, resulted from exercises of stock option awards.

   At December 31, 2016, AXA Financial held 22,974 AXA ordinary shares in treasury at a weighted average cost of $23.95 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2016, 2015 and 2014, respectively.

                                                  AXA Ordinary Shares          AB Holding Units
                                              --------------------------  -------------------------
                                                2016     2015     2014      2016     2015     2014
                                              -------  -------  --------  -------  -------  -------

Dividend yield...............................    6.49%    6.29%     6.38%     7.1%     7.1%     8.4%
Expected volatility..........................    26.6%   23.68%    29.24%    31.0%    32.1%    48.9%
Risk-free interest rates.....................    0.33%    0.92%     1.54%     1.3%     1.5%     1.5%
Expected life in years.......................     8.1      8.2       8.2      6.0      6.0      6.0
Weighted average fair value per option at
  grant date................................. $  2.06  $  1.73  $   2.89  $  2.75  $  4.13  $  4.78

   As of December 31, 2016, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 3.22 years.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares. Likewise, AB awards restricted AB Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AB Holding units that vest ratably over three years are made to eligible AB employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   AXA Equitable has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2016, 2015 and 2014, respectively, the Company recognized compensation costs of $154 million, $174 million and $171 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for RSUs. At December 31, 2016, approximately 19.2 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2016, approximately $39 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of
   2.6 years.

   The following table summarizes restricted AXA ordinary share activity for 2016. In addition, approximately 84,611 RSUs were granted during 2016 with graded vesting over a 4-year service period.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2016...............     34,010 $    18.43
Granted......................................     13,909 $    22.63
Vested.......................................     11,613 $    23.81
                                              ---------- ----------
Unvested as of December 31, 2016.............     36,306 $    24.46
                                              ========== ==========

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction.

   AXA Shareplan

   2016 AXA SHAREPLAN. In 2016, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2016. Eligible employees could have reserved a share purchase during the reservation period from August 29, 2016 through September 9, 2016 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 17, 2016 through October 19, 2016. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 13, 2016 to the discounted formula subscription price in Euros. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of 15.53 euros/per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.63% formula discounted price of 17.73 euros/per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2016, which is July 1, 2021. All subscriptions became binding and irrevocable on October 19, 2016.

   The Company recognized compensation expense of $14 million, $16 million and $10 million in 2016, 2015 and 2014 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2016, 2015 and 2014 primarily invested under Investment Option B for the purchase of approximately $6 million, $5 million and $5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. On March 16, 2016, AXA ordinary share distributions totaling approximately $4 million were made to active and former AXA Equitable employees in settlement of approximately 0.2 million AXA Miles earned under the terms of the AXA Miles Program 2012.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of AXA Equitable, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AB implemented changes to AB's employee long-term incentive compensation award. AB amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, the Company's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AB engages in open-market purchases of AB Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2016 and 2015, AB purchased
   10.5 million and 8.5 million Holding units for $237 million and $218 million respectively. These amounts reflect open-market purchases of 7.9 million and
   5.8 million Holding units for $176 million and $151 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   During 2016, AB granted to employees and eligible directors 7.0 million restricted AB Holding unit awards (including 6.1 million granted in December for 2016 year-end awards). During 2015, AB granted to employees and eligible directors 7.4 million restricted AB Holding awards (including 7.0 million granted in December 2015 for year-end awards).

   During 2016 and 2015, AB Holding issued 0.4 million and 0.5 million Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $6 million and $9 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued Holding units.

   Effective July 1, 2013, management of AB and AB Holding retired all unallocated Holding units in AB's consolidated rabbi trust. To retire such units, AB delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AB units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AB's and AB Holding's units outstanding decreased by approximately
   13.1 million units. AB and AB Holding intend to retire additional units as AB purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AB units, as was done in December 2013.

   The cost of the 2016 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AB 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and eligible directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued Holding units. As of December 31, 2016, 0.4 million options to buy Holding units had been granted and 51.9 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 7.7 million Holding units were available for grant as of December 31, 2016.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                 2016       2015       2014
                                              ----------  -------  -----------
                                                        (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $     (274) $   (19) $      (552)
  Deferred (expense) benefit.................        387     (167)      (1,143)
                                              ----------  -------  -----------
Total........................................ $      113  $  (186) $    (1,695)
                                              ==========  =======  ===========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2016      2015       2014
                                              ---------  -------  -----------
                                                       (IN MILLIONS)

Expected income tax (expense) benefit........ $    (152) $  (578) $    (2,140)
Noncontrolling interest......................       135      124          119
Separate Accounts investment activity........       160      181          116
Non-taxable investment income (loss).........        15        8           12
Tax audit interest...........................       (22)       1           (6)
State income taxes...........................        (8)       1           (4)
AB Federal and foreign taxes.................       (15)       2            4
Tax settlement...............................        --       77          212
Other........................................        --       (2)          (8)
                                              ---------  -------  -----------
Income tax (expense) benefit................. $     113  $  (186) $    (1,695)
                                              =========  =======  ===========

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   In second quarter 2014, the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

   In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS' previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction ("DRD"). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   As of December 31, 2016 and 2015, the Company had a current tax liability of $218 million and $592 million respectively.

   The components of the net deferred income taxes are as follows:

                                                DECEMBER 31, 2016     December 31, 2015
                                              --------------------- ---------------------
                                               ASSETS   LIABILITIES  Assets   Liabilities
                                              --------- ----------- --------- -----------
                                                             (IN MILLIONS)

Compensation and related benefits............ $      88   $      -- $      93   $      --
Reserves and reinsurance.....................        --       1,786        --       1,740
DAC..........................................        --       1,197        --       1,253
Unrealized investment gains or losses........        --          23        --         134
Investments..................................        --       1,062        --       1,437
Net operating losses and credits.............       394          --       424          --
Other........................................         5          --        --          25
                                              ---------   --------- ---------   ---------
Total........................................ $     487   $   4,068 $     517   $   4,589
                                              =========   ========= =========   =========

   As of December 31, 2016, the Company had $394 million of AMT credits which do not expire.

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2016, $195 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately
   $79 million would need to be provided if such earnings were remitted.

   At December 31, 2016 and 2015, of the total amount of unrecognized tax benefits $394 million and $344 million, respectively, would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2016 and 2015 were $67 million and $52 million, respectively. For 2016, 2015 and 2014, respectively, there were $15 million, $(25) million and $(43) million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                               2016     2015     2014
                                              ------- -------  -------
                                                    (IN MILLIONS)

Balance at January 1,........................ $   418 $   475  $   592
Additions for tax positions of prior years...      39      44       56
Reductions for tax positions of prior years..      --    (101)    (181)
Additions for tax positions of current year..      --      --        8
                                              ------- -------  -------
Balance at December 31,...................... $   457 $   418  $   475
                                              ======= =======  =======

   During the second quarter of 2015, the Company reached a settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns. In 2015, the IRS commenced their examination of the 2008 and 2009 tax years, with prior years no longer subject to examination. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                    DECEMBER 31,
                                                             --------------------------
                                                               2016     2015     2014
                                                             -------  -------  --------
                                                                    (IN MILLIONS)

Unrealized gains (losses) on investments.................... $    44  $   261  $  1,142
Foreign currency translation adjustments....................     (77)     (59)      (34)
Defined benefit pension plans...............................     (46)     (43)     (811)
                                                             -------  -------  --------
Total accumulated other comprehensive income (loss).........     (79)     159       297
                                                             -------  -------  --------
Less: Accumulated other comprehensive (income) loss
  attributable to noncontrolling interest...................      86       69        54
                                                             -------  -------  --------
Accumulated Other Comprehensive Income (Loss) Attributable
  to AXA Equitable.......................................... $     7  $   228  $    351
                                                             =======  =======  ========

   Immediately preceding the Assumption Transaction, the AXA Equitable QP had approximately $1,193 million unrecognized net actuarial losses in AOCI that were transferred to AXA Financial, resulting in an increase in AOCI and a decrease in additional paid in capital of $1,193 million ($772 million net of tax), the net impact to AXA Equitable's consolidated Shareholder's Equity was $0 million.

   The components of OCI for the past three years, net of tax, follow:

                                                                                 2016      2015      2014
                                                                               --------  --------  -------
                                                                                      (IN MILLIONS)

Foreign currency translation adjustments:
  Foreign currency translation gains (losses) arising during the period....... $    (18) $    (25) $   (21)
  (Gains) losses reclassified into net earnings (loss) during the period......       --        --       --
                                                                               --------  --------  -------
  Foreign currency translation adjustment.....................................      (18)      (25)     (21)
                                                                               --------  --------  -------
Change in net unrealized gains (losses) on investments:
  Net unrealized gains (losses) arising during the year.......................     (160)   (1,020)   1,043
  (Gains) losses reclassified into net earnings (loss) during the year/(1)/...        2        12       37
                                                                               --------  --------  -------
Net unrealized gains (losses) on investments..................................     (158)   (1,008)   1,080
Adjustments for policyholders liabilities, DAC, insurance liability loss
  recognition and other.......................................................      (59)      127     (111)
                                                                               --------  --------  -------
Change in unrealized gains (losses), net of adjustments and (net of deferred
  income tax expense (benefit) of $(96), $(480) and $529).....................     (217)     (881)     969
                                                                               --------  --------  -------
Change in defined benefit plans:
  Net gain (loss) arising during the year.....................................       --        --      (95)
  Prior service cost arising during the year..................................       --        --       --
   Less: reclassification adjustments to net earnings (loss) for:/(2)/........
     Amortization of net (gains) losses included in net periodic cost.........       (3)       (4)      72
     Amortization of net prior service credit included in net periodic cost...       --        --       --
                                                                               --------  --------  -------
Change in defined benefit plans (net of deferred income tax expense (benefit)
  of $0, $(2) and $(15))......................................................       (3)       (4)     (23)
                                                                               --------  --------  -------
Total other comprehensive income (loss), net of income taxes..................     (238)     (910)     925
Less: Other comprehensive (income) loss attributable to noncontrolling
  interest....................................................................       17        15       29
                                                                               --------  --------  -------
Other Comprehensive Income (Loss) Attributable to AXA Equitable............... $   (221) $   (895) $   954
                                                                               ========  ========  =======

   /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(1) million, $(6) million and $(19) million for 2016, 2015 and 2014, respectively.
   /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 12). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $2 million and $(39) million for 2016, 2015 and 2014, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2017 and the four successive years are $218 million, $207 million, $194 million, $168 million, $159 million and $446 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2017 and the four successive years is $32 million, $33 million, $32 million, $16 million, $14 million and $44 million thereafter.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral, AXA Equitable has purchased FHLBNY stock of $109 million and pledged collateral with a carrying value of $3,885 million, as of December 31, 2016. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes AXA Equitable's activity of funding agreements with the FHLBNY.

                                               Outstanding
                                              balance at end      Maturity of        Issued during Repaid during
                                                 of year       Outstanding balance     the Year      the year
                                              --------------- ---------------------- ------------- -------------
December 31, 2016:                                                      (In Millions)
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $       6,000
Long-term FHLBNY funding agreements.......... $            58 less than 4 years      $          58 $          --
                                              $           862 Less than 5 years      $         862 $          --
                                              $           818 great than five years  $         818 $          --
                                              ---------------                        ------------- -------------
Total long term funding agreements........... $         1,738                        $       1,738 $          --
                                              ---------------                        ------------- -------------
Total FHLBNY funding agreements at
  December 31, 2016.......................... $         2,238                        $       7,738 $       6,000
                                              ===============                        ============= =============
December 31, 2015:
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $       6,000

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2016, 2015 and 2014, respectively, AXA Equitable recorded $21 million, $3 million and $42 million pre-tax charges related to severance and lease costs. The amounts recorded in 2014 included pre-tax charges of $25 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                   DECEMBER 31,
                                              ---------------------
                                                2016    2015   2014
                                              -------  -----  -----
                                                  (IN MILLIONS)

Balance, beginning of year................... $    89  $ 113  $ 122
Additions....................................      35     10     21
Cash payments................................     (18)   (32)   (24)
Other reductions.............................      --     (2)    (6)
                                              -------  -----  -----
Balance, End of Year......................... $   106  $  89  $ 113
                                              =======  =====  =====

   In an effort to further reduce its global real estate footprint, AB completed a comprehensive review of its worldwide office locations and began implementing a global space consolidation plan in 2012. This resulted in the sublease of office space primarily in New York as well as offices in England, Australia and various U.S. locations. In 2016, AB recorded new real estate charges of $18 million, resulting from new charges of $23 million relating to the further consolidation of office space at AB's New York offices, offset by changes in estimates related to previously recorded real estate charges of $5 million, which reflects the shortening of the lease term of AB's corporate headquarters from 2029 to 2024. Real estate charges are recorded in Other operating costs and expenses in the Company's consolidated Statements of earnings (loss).

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2016, these arrangements include commitments by the Company to provide equity financing of $697 million (including $249 million with affiliates) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2016. The Company had $883 million of commitments under existing mortgage loan agreements at December 31, 2016.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $425 million for the four of SCB LLC's four uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $366 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2009, AB entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2016 AB had funded $34 million of this commitment.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2016, AB had funded $21 million of this commitment.

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2016, AB had funded $6 million of this commitment.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)LITIGATION

   INSURANCE LITIGATION

   In July 2011, a derivative action was filed in the United States District Court of the District of New Jersey entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("Sivolella Litigation") and a substantially similar action was filed in January 2013 entitled Sanford ET AL. v. AX Equitable FMG ("Sanford Litigation"). These lawsuits were filed on behalf of a total of twelve mutual funds and, among other things, seek recovery under (i) Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") for investment management services and administrative services and (ii) a variety of other theories including unjust enrichment. The Sivolella Litigation and the Sanford Litigation were consolidated and a 25-day trial commenced in January 2016 and concluded in February 2016. In August 2016, the Court issued its decision in favor of AXA Equitable and AXA Equitable FMG, finding that the Plaintiffs had failed to meet their burden to demonstrate that AXA Equitable and AXA Equitable FMG breached their fiduciary duty in violation of Section 36(b) of the Investment Company Act or show any actual damages. In September 2016, the Plaintiffs filed a motion to amend the District Court's trial opinion and to amend or make new findings of fact and/or conclusions of law. In December 2016, the Court issued an order denying the motion to amend and Plaintiffs filed a notice to appeal the District Court's decision to the U.S. Court of Appeals for the Third Circuit.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, now entitled Ross v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under
   Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In April 2015, a second action in the United States District Court for the Southern District of New York was filed on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief as the Ross action. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as the Ross litigation. In December 2015, the Second Circuit denied the plaintiffs motion to consolidate their appeals but ordered that the appeals be heard together before a single panel of judges. In February 2017, the Second Circuit affirmed the decisions of the district court in favor of AXA Equitable.

   In November 2014, a lawsuit was filed in the Superior Court of New Jersey, Camden County entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all AXA Equitable variable life insurance policyholders who allocated funds from their policy accounts to investments in AXA Equitable's separate accounts, which were subsequently subjected to volatility-management strategy, and who suffered injury as a result thereof. The action asserts that AXA Equitable breached its variable life insurance contracts by implementing the volatility management strategy. In February 2016, the Court dismissed the complaint. In March 2016, the Plaintiff filed a notice of appeal. In August 2015, another lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all other similarly situated
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable which subsequently became subject to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of UL policies subject to AXA Equitable's cost of insurance ("COI") increase. In early 2016, AXA Equitable raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. The current complaint alleges a claim for breach of contract and a claim that the AXA Equitable made misrepresentations in violation of Section 4226 of the New York Insurance Law ("Section 4226"). Plaintiff seeks (a) with respect to its breach of contract claim, compensatory damages, costs, and, pre- and post-judgment interest, and
   (b) with respect to its claim concerning Section 4226, a penalty in the amount of premiums paid by the Plaintiff and the putative class. AXA Equitable's response to the complaint was filed in February 2017. Additionally, a separate putative class action and five individual actions challenging the COI increase have been filed against AXA Equitable.

   ALLIANCEBERNSTEIN LITIGATION

   During the first quarter of 2012, AB received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Electronics UK Limited ("Philips"), a former pension fund client, alleging that AB Limited (one of AB's subsidiaries organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to the initial investment in, and management of, a (Pounds)500 million portfolio of U.S. mortgage-backed securities. Philips has alleged damages ranging between $177 million and $234 million, plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form ("Claim") in the High Court of Justice in London, England, which formally commenced litigation with respect to the allegations in the Letter of Claim. By agreement dated November 26, 2016, the terms of which are confidential, this matter was settled. AB's contribution to the settlement amount was paid by AB's relevant insurance carriers.

           ---------------------------------------------------------

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

   In addition to the matters described above, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. In addition, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against businesses in the jurisdictions in which AXA Equitable and its subsidiaries do business, including actions and proceedings related to alleged discrimination, alleged breaches of fiduciary duties in connection with qualified pension plans and other general business-related matters. Some of the matters have resulted in the award of substantial fines and judgments, including material amounts of punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,185 million during 2017. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2016, 2015 and 2014, respectively, AXA Equitable's statutory net income (loss) totaled $679 million, $2,038 million and $1,664 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,278 million and $5,895 million at December 31, 2016 and 2015, respectively. In 2016, AXA Equitable paid $1,050 million in shareholder dividends. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS. In 2014, AXA Equitable paid $382 million in shareholder dividends.

   At December 31, 2016, AXA Equitable, in accordance with various government and state regulations, had $57 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity. In 2014, AXA Equitable, with the approval of the NYDFS, repaid at par value plus accrued interest of $825 million of outstanding surplus notes to AXA Financial.

   At December 31, 2016 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2016. The NYDFS is completing its periodic statutory examinations of the books, records and accounts of AXA Equitable for the years 2011 through 2015, but has not yet issued its final report.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2016        2015         2014
                                              ----------  ----------  -----------
                                                         (IN MILLIONS)
SEGMENT REVENUES:
Insurance/(1)/............................... $    6,703  $    6,822  $    12,656
Investment Management/(2)/...................      3,029       3,025        3,011
Consolidation/elimination....................        (27)        (28)         (27)
                                              ----------  ----------  -----------
Total Revenues............................... $    9,705  $    9,819  $    15,640
                                              ==========  ==========  ===========

  /(1)/Includes investment expenses charged by AB of approximately $50 million, $45 million and $40 million for 2016, 2015 and 2014, respectively, for services provided to the Company.
  /(2)/Intersegment investment advisory and other fees of approximately
       $77 million, $73 million and $67 million for 2016, 2015 and 2014, respectively, are included in total revenues of the Investment Management segment.

                                                 2016       2015        2014
                                              ---------  ----------  ----------
                                                        (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM OPERATIONS,
BEFORE INCOME TAXES:
Insurance.................................... $    (274) $    1,033  $    5,512
Investment Management/(1)/...................       706         618         603
Consolidation/elimination....................        (1)         (1)         --
                                              ---------  ----------  ----------
Total Earnings (Loss) from Operations,
  before Income Taxes........................ $     431  $    1,650  $    6,115
                                              =========  ==========  ==========

  /(1)/Net of interest expenses incurred on securities borrowed.

                                                   DECEMBER 31,
                                              ----------------------
                                                 2016        2015
                                              ----------  ----------
                                                   (IN MILLIONS)
SEGMENT ASSETS:
Insurance.................................... $  190,628  $  182,738
Investment Management/(1)/...................     13,139      11,895
Consolidation/elimination....................         (3)         (7)
                                              ----------  ----------
Total Assets................................. $  203,764  $  194,626
                                              ==========  ==========

  /(1)/In accordance with SEC regulations, the Investment Management segment includes securities with a fair value of $893 million and $460 million which have been segregated in a special reserve bank custody account at December 31, 2016 and 2015, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act. They also include cash held in several special bank accounts for the exclusive benefit of customers. As of December 31, 2016 and December 31, 2015, $53 million and $55 million, respectively, of cash were segregated in these bank accounts.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2016 and 2015 are summarized below:

                                                             THREE MONTHS ENDED
                                              ------------------------------------------------
                                               MARCH 31    JUNE 30   SEPTEMBER 30  DECEMBER 31
                                              ---------- ----------  ------------ ------------
                                                                (IN MILLIONS)
2016
Total Revenues............................... $    5,034 $    4,297   $     2,216 $     (1,842)
                                              ========== ==========   =========== ============
Total benefits and other deductions.......... $    2,580 $    2,721   $     2,246 $      1,727
                                              ========== ==========   =========== ============
Net earnings (loss).......................... $    1,720 $    1,061   $        22 $     (2,259)
                                              ========== ==========   =========== ============

2015
Total Revenues............................... $    3,567 $      220   $     5,714 $        318
                                              ========== ==========   =========== ============
Total benefits and other deductions.......... $    2,437 $    1,973   $     2,375 $      1,384
                                              ========== ==========   =========== ============
Net earnings (loss).......................... $      854 $   (1,025)  $     2,275 $       (640)
                                              ========== ==========   =========== ============

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

          (a) The following Financial Statements are included in Part B of the Registration Statement:

              The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 45 and Separate Account No. 49 are included in the Statement of Additional Information.

          (b) Exhibits.

              The following exhibits correspond to those required by paragraph
              (b) of item 24 as to exhibits in Form N-4:

          1.  Board of Directors Resolutions.

              Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously refiled with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

          2.  Custodial Agreements. Not applicable.

          3.  Underwriting Contracts.

              (a) Letter of Agreement for Distribution Agreement among The Equitable Life Assurance Society of the United States and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), dated April 20, 1998, previously filed with this Registration Statement, (File No. 33-83750) on May 1, 1998.

              (b) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement (File No. 33-83750) on April 19, 2001.

              (c) Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement (File No. 33-83750) on April 19, 2001.

              (d) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

              (d)(i) First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

              (d)(ii) Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (d)(iii) Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 19, 2016.

              (e) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                        Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

              (e)(i) First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

              (e)(ii) Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

              (e)(iii) Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File
                        No. 333-127445), filed on August 11, 2005.

              (e)(iv) Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to
                        Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (e)(v) Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File
                        No. 333-05593), filed on April 24, 2012.

              (e)(vi) Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                        No. 333-05593), filed on April 24, 2012.

              (e)(vii) Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

              (e)(viii) Eighth Amendment dated as of November 1, 2008, to
                        General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

              (e)(ix) Ninth Amendment, dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (e)(x) Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

              (e)(xi) Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

              (e)(xii) Twelfth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

              (e)(xiii) Thirteenth Amendment dated as of October 1, 2014 to
                        General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

              (e)(xiv) Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

              (e)(xv) Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on
                        April 18, 2017.

              (f) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit
                        No. 3.(i) to Registration Statement (File
                        No. 333-05593) on Form N-4, filed on April 20, 2005.

              (g) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incoporated herein by reference to Exhibit
                        No. 3.(j) to Registration Statement (File
                        No. 333-05593) on Form N-4, filed on April 20, 2005.

          4.  Contracts. (Including Riders and Endorsements)

              (a) Form of group annuity contract no. 1050-94IC, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (b) Forms of group annuity certificate nos. 94ICA and 94ICB, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (c) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (d) Forms of data pages no. 94ICA/BIM (IRA) and (NQ), previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (e) Form of endorsement no. 95ENLCAI to contract no. 1050-94IC and data pages no. 94ICA/BLCA, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (f) Forms of data pages for Rollover IRA, IRA Assured Payment Option, IRA Assured Payment Option Plus, Accumulator, Assured Growth Plan, Assured Growth Plan (Flexible Income Program), Assured Payment Plan (Period Certain) and Assured Payment Plan (Life with a Period Certain), previously filed with this Registration Statement No. 33-83750 on August 31, 1995.

              (g) Forms of data pages for Rollover IRA, IRA Assured Payment Option Plus and Accumulator, previously filed with this Registration Statement No. 33-83750 on April 23, 1996.

              (h) Form of Guaranteed Minimum Income Benefit Endorsement to Contract Form No. 10-50-94IC and the Certificates under the Contract, previously filed with this Registration Statement No. 33-83750 on April 23, 1996.

              (i) Form of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on October 15, 1996.

              (j) Forms of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement
                        No. 33-83750 on April 30, 1997.

              (k) Forms of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement
                        No. 33-83750 on December 31, 1997.

              (l)       Form of endorsement No. 98 Roth to Contract Form
                        No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement
                        No. 33-83750 on December 31, 1997.

              (m) Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (IRA) Certificates, previously filed with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (n) Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (NQ) Certificates, previously filed with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (o) Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (QP) Certificates, previously filed with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (p) Form of data pages No. 94ICB, 94ICBMVA and 94ICBLCA for Assured Payment Option Certificates, previously filed with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (q) Form of data pages No. 94ICB, 94ICBMVA and 94ICBLCA for APO Plus Certificates, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (r) Form of Endorsement applicable to Defined Benefit Qualified Plan Certificates No. 98ENDQPI, previously filed with this Registration Statement File
                        No. 33-83750 on May 1, 1998.

              (s) Form of Endorsement applicable to Non-Qualified Certificates No. 98ENJONQI, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (t) Form of Endorsement applicable to Charitable Remainder Trusts No. 97ENCRTI, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (u) Form of Guaranteed Interest Account endorsement no. 98ENGAIAII, and data pages 94ICA/B, incorporated herein by reference to Exhibit No. 4(r) to the Registration Statement on Form N-4 (File No. 333-05593) filed on
                        May 1, 1998.

              (v) Form of Equitable Accumulator TSA Data pages, previously filed with this Registration Statement File No. 33-83750 on May 22, 1998.

              (w) Form of Endorsement Applicable to TSA Data Certificates, incorporated by reference to Exhibit 4(t) to the Registration Statement on Form N-4 (File
                        No. 333-05593) filed on May 22, 1998.

              (x) Form of data pages for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on November 30, 1998.

              (y) Form of data pages (as revised) for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on December 28, 1998.

              (z)       Form of Endorsement No. 98ENIRAI-IM to Contract
                        No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement File No. 33-83750 on December 28, 1998.

              (a)(a)(i) Form of Data Pages for Equitable Accumulator Flexible
                        Premium IRA, previously filed with this Registration Statement File No. 33-83750 on April 30, 1999.

              (a)(a)(ii)Form of data pages for Equitable Accumulator Flexible
                        Premium Roth IRA, previously filed with this Registration Statement File No. 33-83750 on April 30, 1999.

              (b)(b) Form of data pages for Equitable Accumulator NQ, QP and TSA, previously filed with this Registration Statement File No. 33-83750 on April 30, 1999.

              (c)(c) Form of data pages for new version of Equitable Accumulator, previously filed with this Registration Statement File No. 33-83750 on Form N-4 on December 3, 1999.

              (d)(d) Form of endorsement (Form No. 2000ENIRAI-IM) to be used with IRA certificates previously filed with this Registration Statement File No. 33-83750 on Form N-4 on April 25, 2000.

              (e)(e) Form of Endorsement applicable to Roth IRA Contracts, Form No. IM-ROTHBCO-1 previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (f)(f) Revised Form of Endorsement applicable to IRA Certificates, Form No. 2000ENIRAI-IM previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (g)(g) Form of Endorsement applicable to Non-Qualified Certificates, Form No 99ENNQ-G previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (h)(h) Form of Optional Death Benefit Rider, Form No. 2000 PPDB previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (i)(i) Revised Form of Data Pages for Equitable Accumulator (Rollover IRA, Roth Conversion, NQ, QP-Defined Contribution, QP-Defined Benefit, TSA) previously filed with this Registration Statement File No. 33-83750 on April 24, 2013.

              (j)(j) Form of Amendment to Certificate Form No. 94ICB, Form No. 2000 BENE-G previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (k)(k) Form of Endorsement applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (l)(l) Form of Endorsement applicable to non-qualified contract/certificates with beneficiary continuation option (No. 2002 NQBCO), incorporated herein by reference to Exhibit No. 4 (a)(c) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

              (m)(m) Form of Endorsement applicable to Termination of Guaranteed Minimum Death Benefits (Form No. 2012GMDB-BO-1), previously filed with this Registration Statement File No. 33-83750 on April 24, 2013.

              (n)(n) Form of Endorsement applicable to the Commencement of Annuity Benefits (Form No. 2015MMA-G) previously filed with this Registration Statement File No. 33-83750 on April 20, 2016.

          5.  Applications.

              (a) Forms of application used with the IRA, NQ and Fixed Annuity Markets, previously refiled electronically with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (b)(i) Forms of Enrollment Form/Application for Rollover IRA, Choice Income Plan and Accumulator, previously filed with this Registration Statement No. 33-83750 on
                        April 23, 1996.

              (b)(ii) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ and QP), incorporated herein by reference to Exhibit No. 5(e) to the Registration Statement on Form N-4 (File No. 333-05593) filed on May 1, 1998.

              (c) Forms of Enrollment Form/Application for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on April 30, 1997.

              (d) Forms of Enrollment Form/Application for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on December 31, 1997.

              (e) Form of Enrollment Form/Application No. 126737 (5/98) for Equitable Accumulator (IRA, NQ and QP), previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (f) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on May 22, 1998.

              (g) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on November 30, 1998.

              (h) Form of Enrollment Form/Application for Equitable Accumulator (as revised) for (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on December 28, 1998.

              (i) Form of Enrollment Form/Application for Equitable Accumulator, previously filed with this Registration Statement File No. 33-83750 on Form N-4 on April 30, 1999.

          6.  Depositor's Certificate of Incorporation And By-Laws.

              (a) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement to Form N-4, (File No. 333-05593), filed on April 24, 2012.

              (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File
                        No. 333-05593), filed on April 20, 2006.

          7.  Reinsurance Contracts. Not Applicable.

              Form of Reinsurance Agreement between Reinsurance Company and the Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 33-83750 on
              April 25, 2001.

          8.  Participation Agreements.

              (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on
                        February 7, 2003.

              (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective

                        Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

              (a)(ii) Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

              (a)(iii) Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

              (a)(iv) Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

              (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

              (a)(vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

              (a)(vii) Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

              (a)(viii) Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

              (a)(ix) Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

              (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

              (a)(xi) Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

              (a)(xii) Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii) Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xiv) Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xv) Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

              (a)(xvi) Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

              (a)(b)(i) Second Amended and Restated Participation Agreement
                        among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

              (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second
                        Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the
                        Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

              (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment
                        No. 3"), to the Second Amended and Restated
                        Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

              (a)(b)(v) Amendment No. 4, dated as of June 1, 2014 ("Amendment
                        No. 4"), to the Second Amended and Restated
                        Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

              (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment
                        No. 5"), to the Second Amended and Restated
                        Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

             (a)(b)(vii)Amendment No. 6, dated as of April 30, 2015 ("Amendment
                        No. 6"), to the Second Amended and Restated
                        Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

            (a)(b)(viii)Amendment No. 7, dated as of December 21, 2015
                        ("Amendment No. 7"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

              (a)(b)(ix)Amendment No. 8, dated as of December 9, 2016
                        ("Amendment No. 8"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

              (b)(i) Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

              (b)(ii) Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

              (b)(iii) Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

              (b)(b) Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

              (b)(b)(i) Amendment No. 1 dated as of October 21, 2013, to the
                        Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

              (b)(b)(ii)Amendment No. 2, dated as of April 18, 2014 ("Amendment
                        No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

             (b)(b)(iii)Amendment No. 3, dated as of July 8, 2014 ("Amendment
                        No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(b)(iv)Amendment No. 4, dated as of December 10, 2014
                        ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(b)(v) Amendment No. 5, dated as of September 26, 2015
                        ("Amendment No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

           9. Legal Opinion.

              Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of AXA

                        Equitable, as to the legality of the securities being registered, filed herewith.

          10.  Other Opinions.

              (a)       Consent of PricewaterhouseCoopers LLP, filed herewith.

              (b)       Powers of Attorney, filed herewith.

          11.  Omitted Financial Statements. Not applicable.

          12.  Initial Capital Agreements. Not applicable.

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Buberl                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Paul J. Evans                  Director
AXA UK
5 Old Broad Street
London, England EC2N 1AD

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Ramon de Oliveira              Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

Lorie A. Slutsky               Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director and General Counsel

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Senior Executive Director and Chief Human
                               Resources Officer

*Joshua E. Braverman           Senior Executive Director, Chief Investment
                               Officer and Treasurer

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Senior Executive Director and Chief Information
                               Officer

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*Brian Winikoff                Senior Executive Director and Head of U.S. Life,
                               Retirement and Wealth Management

*Adrienne Johnson              Senior Executive Director and Chief
                               Transformation Officer

*Kevin Molloy                  Senior Executive Director

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Karen Field Hazin             Lead Director, Secretary and Associate General
                               Counsel

*Naomi J. Weinstein            Lead Director

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account No. 45 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The 2015 AXA Group Organization Charts are incorporated herein by reference to Exhibit 26(a) to Registration Statement (File
         No. 333-207015) on Form N-6, filed December 23, 2015.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q1-2017 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 2-30070) on Form N-4 filed April 18, 2017.

Item 27. Number of Contractowners

         As of March 31, 2017, there were 8,821 Qualified Contractowners and 5,017 Non-Qualified Contractowners of Contracts offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                       The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

                7.4    Indemnification of Directors, Officers and Employees.
                       (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                       (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                       (ii) any person made or threatened to be made a party to
                            any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                       (iii)the related expenses of any such person in any of
                            said categories may be advanced by the Company.

                       (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.721-726; Insurance Law ss.1216)

                       The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriter

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49, 70 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 301, A and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

(b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Brian Winikoff                    Director

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Chief
                                   Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President and Chief Financial Planning
                                   Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Nicholas J. Gismondi              Vice President and Controller

*Kadeidre Screen                   Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 -------------------------------------------

*Brian Winikoff                    Director, Chairman of the Board, Chief
                                   Executive Officer and Chief Retirement
                                   Savings Officer

*Kevin Molloy                      Senior Vice President and Director

*Ronald Herrmann                   Senior Vice President and Director

*Herve Balzano                     Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Kathryn Ferrero                   Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Director and President

*Windy Lawrence                    Senior Vice President

*Graham Day                        Senior Vice President

*Trey Reynolds                     Senior Vice President

*David Veale                       Senior Vice President

*Alfred D'Urso                     Vice President and Chief Compliance Officer

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Nicholas D. Huth                  Senior Vice President and General Counsel

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Francesca Divone                  Secretary

(c)The information under "Distribution of the Contracts" in the Prospectus Supplement and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively the "contracts") may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Contracts.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for efectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 19th day of April, 2017.

                                       SEPARATE ACCOUNT NO. 45 OF
                                       AXA EQUITABLE LIFE INSURANCE COMPANY
                                                  (Registrant)

                                       By:  AXA Equitable Life Insurance Company
                                                  (Depositor)

                                       By:  /s/ Shane Daly
                                            ------------------------------------
                                            Shane Daly
                                            Vice President and Associate
                                            General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 19th day of April, 2017.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Barbara Fallon-Walsh       Bertram L. Scott
Daniel G. Kaye             Lorie A. Slutsky
Kristi A. Matus            Richard C. Vaughan
Mark Pearson               Ramon de Oliveira

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      April 19, 2017

                                 EXHIBIT INDEX

EXHIBIT NO.                                                     TAG VALUE
-----------                                                     ----------

9            Opinion and Consent of Counsel                     EX-99.9

10(a)        Consent of PricewaterhouseCoopers LLP              EX-99.10a

10(b)        Powers of Attorney                                 EX-99.10b